As filed with the Securities and Exchange Commission on April 14, 2015

Registration No. 033-53344

811-07282

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 29	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 30	☒

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT – II

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Richard P. Bowman, Esq.

New York Life Insurance and Annuity Corporation

1 Rockwood Road

Sleepy Hollow, New York 10591

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi, Esq. Carlton Fields Jorden Burt 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208	Thomas F. English, Esq. Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in a separate account under variable annuity contracts.

PROSPECTUS Dated May 1, 2015

for the

New York Life Flexible Premium Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue, Room 251 New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

This Prospectus describes the individual New York Life Flexible Premium Variable Annuity policies. Policies investing in NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account II were policies that NYLIAC offered for sale prior to October 1, 1999. Prior to May 9, 2002, these policies continued to be offered where policies investing in NYLIAC Variable Annuity Separate Account III were not yet available. Policies investing in NYLIAC Variable Annuity Separate Account-III were policies that NYLIAC offered for sale prior to July 16, 2012. New York Life Insurance and Annuity Corporation (“NYLIAC”) issues these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account and the Investment Divisions listed below. You may also allocate your premium payments to an Asset Allocation Model.

• MainStay VP Balanced — Service Class

• MainStay VP Bond

• MainStay VP Cash Management — Initial Class

• MainStay VP Common Stock

• MainStay VP Conservative Allocation — Service Class

• MainStay VP Convertible

• MainStay VP Cornerstone Growth

• MainStay VP Cushing Renaissance Advantage — Service Class

• MainStay VP Eagle Small Cap Growth

• MainStay VP Emerging Markets Equity

• MainStay VP Floating Rate — Service Class

• MainStay VP Government

• MainStay VP Growth Allocation — Service Class

• MainStay VP High Yield Corporate Bond

• MainStay VP ICAP Select Equity

• MainStay VP Income Builder

• MainStay VP International Equity

• MainStay VP Janus Balanced

• MainStay VP Large Cap Growth

• MainStay VP Marketfield — Service Class

• MainStay VP MFS® Utilities — Service Class

• MainStay VP Mid Cap Core

• MainStay VP Moderate Allocation — Service Class

• MainStay VP Moderate Growth Allocation — Service Class

• MainStay VP PIMCO Real Return — Service Class

• MainStay VP S&P 500 Index

• MainStay VP T. Rowe Price Equity Income

• MainStay VP Unconstrained Bond — Service Class

• MainStay VP U.S. Small Cap

• MainStay VP Van Eck Global Hard Assets — Initial Class

• American Funds IS® Global Small Capitalization Fund® — Class 4

• American Funds IS® New World Fund® — Class 4

• BlackRock® Global Allocation V.I. Fund — Class III

• BlackRock® High Yield V.I. Fund — Class III

• Columbia Variable Portfolio — Commodity Strategy Fund — Class 2

• Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2

• Columbia Variable Portfolio — Small Cap Value Fund — Class 2

• Dreyfus IP Technology Growth Portfolio

• Fidelity® VIP Contrafund® Portfolio

• Fidelity® VIP Equity-Income Portfolio

• Fidelity® VIP Growth Opportunities Portfolio — Service
Class 2

• Fidelity® VIP Mid Cap Portfolio — Service Class 2

• Invesco V.I. American Value Fund — Series II Shares

• Invesco V.I. International Growth Fund — Series II Shares

• Janus Aspen Global Research Portfolio

• MFS® Investors Trust Series

• MFS® Research Series

• Neuberger Berman AMT Mid Cap Growth Portfolio — Class S

• PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class

• PIMCO VIT Total Return Portfolio — Advisor Class

• Royce Micro-Cap Portfolio — Investment Class

• UIF U.S. Real Estate Portfolio — Class II

• Victory VIF Diversified Stock Fund — Class A Shares

Asset Allocation Models*

Aggressive	Moderately Aggressive

35% MainStay VP Growth Allocation — Service Class

15% Fidelity® VIP Contrafund® Portfolio — Service Class 2

10% MainStay VP Marketfield — Service Class

10% MainStay VP Unconstrained Bond — Service Class

10% MFS® Investors Trust Series — Service Class

  7% American Funds IS® New World Fund® — Class 4

  7% Neuberger Berman AMT Mid Cap Growth Portfolio —
Class S

  6% Invesco V.I. International Growth Fund — Series II Shares

35% MainStay VP Growth Allocation — Service Class

12% Fidelity® VIP Contrafund® Portfolio — Service Class 2

10% MainStay VP High Yield Corporate Bond — Service Class

10% MainStay VP Unconstrained Bond — Service Class

  8% MainStay VP Marketfield — Service Class

  5% MFS® Investors Trust Series — Service Class

  5% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) — Advisor Class

  5% PIMCO VIT Total Return — Advisor Class

4% Invesco V.I. International Growth Fund — Series II Shares 3% American Funds IS® New World Fund® — Class 4 3% Neuberger Berman AMT Mid Cap Growth Portfolio — Class S

Moderate	Moderately Conservative

35% MainStay VP Moderate Growth Allocation — Service Class

15% MainStay VP Unconstrained Bond — Service Class

10% Fidelity® VIP Contrafund® Portfolio — Service Class 2

10% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) — Advisor Class

10% PIMCO VIT Total Return — Advisor Class

  8% MainStay VP High Yield Corporate Bond — Service Class

  5% MainStay VP Marketfield — Service Class

  3% Invesco V.I. International Growth Fund — Series II Shares

  2% American Funds IS® New World Fund® — Class 4

  2% Neuberger Berman AMT Mid Cap Growth Portfolio —
Class S

35% MainStay VP Moderate Allocation — Service Class

20% MainStay VP Unconstrained Bond — Service Class

15% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) — Advisor Class

15% PIMCO VIT Total Return — Advisor Class

  6% MainStay VP High Yield Corporate Bond — Service Class

  3% MainStay VP Marketfield — Service Class

  2% Fidelity® VIP Contrafund® Portfolio — Service Class 2

  2% Invesco V.I. International Growth Fund — Series II Shares

  1% American Funds IS® New World Fund® — Class 4

  1% Neuberger Berman AMT Mid Cap Growth Portfolio — Class S

Conservative

30% MainStay VP Unconstrained Bond — Service Class

25% MainStay VP Conservative Allocation — Service Class

20% PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) — Advisor Class

20% PIMCO VIT Total Return — Advisor Class

  5% MainStay VP High Yield Corporate Bond — Service Class

*	Available for applications signed on or after June 2, 2003

Please be advised that each Asset Allocation Model is designed to achieve a different investment objective and takes into consideration risk tolerance and time horizon.

Some Investment Divisions offered in policies issued prior to June 2, 2003 differ from Investment Divisions offered in policies issued on or after June 2, 2003. Please refer to the Examples Section of this prospectus for the corresponding Investment Division with the highest portfolio company fees and expenses available to you.

We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.

You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by the current prospectuses for the MainStay VP Funds Trust, the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the Janus Aspen Series, the MFS® Variable Insurance Trust, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (the “Funds,” and each individually, a “Fund”). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 598-2019, or your registered representative if you do not have the accompanying book of underlying fund prospectuses.

To learn more about the policy you can obtain a copy of the Statement of Additional Information (“SAI”), dated May 1, 2015. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The policies involve risks, including potential loss of principal invested. The policies are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.

[This page intentionally left blank]

This Prospectus is not considered an offering in any state where the sale of this policy cannot lawfully be made. We do not authorize any information or representations regarding the offering other than as described in this Prospectus or in any accompanying supplement to this Prospectus or in any authorized supplemental sales material.

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DEFINITIONS

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct Accumulation Unit value.

Accumulation Value—The sum of the Variable Accumulation Value and the Fixed Accumulation Value, of a policy.

Allocation Options—The Investment Divisions of the Separate Account, any Asset Allocation Model, and the Fixed Account.

Annuitant—The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

Annuity Commencement Date—The date on which we are to make the first Income Payment under the policy.

Asset Allocation Model—A model portfolio comprised of Investment Divisions of the Separate Account. The model portfolio is designed by New York Life Investment Management LLC (“New York Life Investments”) and based primarily on investment risk.

Beneficiary—The person or entity having the right to receive the death benefit proceeds set forth in the policy and who is the “designated beneficiary” for purposes of Section 72 of the Code (as defined below) in the event of the Annuitant’s or the policyowner’s death.

Business Day—Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

Code—The Internal Revenue Code of 1986, as amended.

Eligible Portfolios (“Portfolios”)—The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC’s general account, which are subject to the claims of our general creditors.

Fixed Accumulation Value—The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

Fund—An open-end management investment company.

General Office—A New York Life field office.

Income Payments—Periodic payments NYLIAC makes after the Annuity Commencement Date.

Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

Non-Qualified Policies—Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the addresses listed in Question 15 of the section of the Prospectus entitled, “Questions and Answers About New York Life Flexible Premium Variable Annuity.”

Owner (you, your)—the individual(s) or entity(ies) designated as the Owner in the policy or as subsequently changed, who is entitled to exercise all rights under the policy, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.

Policy Data Page—Page 2 of the policy, which contains the policy specifications.

Policy Date—The date from which we measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

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Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

Qualified Policies—Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

Separate Accounts—NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II and NYLIAC Variable Annuity Separate Account-III, each a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Accounts’ Investment Divisions, in turn, purchase shares of Eligible Portfolios.

Variable Accumulation Value—The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

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TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

Policyowner Transaction Expenses

	Separate Accounts I and II	Separate Account III
Current and guaranteed maximum Surrender Charge as a percentage of the amount withdrawn.[1]	7.00%	7.00%
Current and guaranteed maximum Transfer Fee for each transfer over 12 in a Policy Year (currently no charge for the first 12 transfers in a Policy Year).	$30	$30

[1]

The percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Policy Years 1 through 3; 6% during Policy Year 4; 5% during Policy Year 5; 4% during Policy Year 6; 3% during Policy Year 7; 2% during Policy Year 8; 1% during Policy Year 9; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

Periodic Charges Other Than Fund Company Charges

	Separate Accounts I and II	Separate Account III
Annual Policy Service Charge	Lesser of $30 or 2% of the Accumulation Value for policies with less than $10,000 of Accumulation Value.	$30 for policies with less than $20,000 of Accumulation Value.
Current and guaranteed maximum Separate Account Annual Expenses Charge (calculated as an annualized percentage of the daily average Variable Accumulation Value, including mortality and expense risk and administrative fees).	1.30%	1.40%

Optional Rider Charges

Guaranteed maximum Enhanced Beneficiary Benefit Rider Charge (calculated as an annualized percentage of the policy’s Accumulation Value, deducted on a quarterly basis).	N/A	1.00%
Current Enhanced Beneficiary Benefit Rider Charge	N/A	0.30%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

5

Total Annual Portfolio Company Operating Expenses(#)

	Minimum	Maximum
For policies purchased on or after June 2, 2003: Expenses that are deducted from the Eligible Portfolio assets, including management fees, 12b-1 fees, administration fees and other expenses as of 12/31/14.	0.47%	2.55%
For policies purchased prior to June 2, 2003: Expenses that are deducted from the Eligible Portfolio assets, including management fees, 12b-1 fees, administration fees and other expenses as of 12/31/14.	0.28%	2.55%

(#)	Shown as a percentage of average net assets for the fiscal year ended 12/31/2014. The Fund or its agents provided the fees and charges that are based on 2014 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

Annual Portfolio Company Operating Expenses(#)

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Underlying Portfolio Fees and Expenses	Total Fund Annual Expense
MainStay VP Conservative Allocation — Service Class	0.00%	0.25%	0.03%	0.81%	1.09%
MainStay VP Growth Allocation — Service Class	0.00%	0.25%	0.03%	1.16%	1.44%
MainStay VP Moderate Allocation — Service Class	0.00%	0.25%	0.03%	0.93%	1.21%
MainStay VP Moderate Growth Allocation — Service Class	0.00%	0.25%	0.03%	1.06%	1.34%

Please refer to the applicable fund prospectus for additional information.

#	Shown as a percentage of average net assets for the fiscal year ended December 31, 2014, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2014 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.
§	Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”

Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
MainStay VP Balanced — Service Class	0.70%	0.25%	0.09%	1.04%
MainStay VP Bond — Service Class	0.49%	0.25%	0.04%	0.78%
MainStay VP Bond — Initial Class	0.49%	0.00%	0.04%	0.53%
MainStay VP Cash Management — Initial Class	0.44%	0.00%	0.03%	0.47%
MainStay VP Common Stock — Service Class	0.54%	0.25%	0.04%	0.83%
MainStay VP Common Stock — Initial Class	0.54%	0.00%	0.04%	0.58%
MainStay VP Convertible — Service Class	0.59%	0.25%	0.04%	0.88%
MainStay VP Convertible — Initial Class	0.59%	0.00%	0.04%	0.63%
MainStay VP Cornerstone Growth — Service Class	0.70%	0.25%	0.03%	0.98%
MainStay VP Cornerstone Growth — Initial Class	0.70%	0.00%	0.03%	0.73%
MainStay VP Cushing Renaissance Advantage — Service Class	1.25%	0.25%	0.07%	1.57%
MainStay VP Eagle Small Cap Growth — Service Class	0.81%	0.25%	0.04%	1.10%
MainStay VP Eagle Small Cap Growth — Initial Class*	0.81%	0.00%	0.04%	0.85%
MainStay VP Emerging Markets Equity — Service Class	1.10%	0.25%	0.20%	1.55%
MainStay VP Emerging Markets Equity — Initial Class	1.10%	0.00%	0.20%	1.30%
MainStay VP Floating Rate — Service Class	0.60%	0.25%	0.05%	0.90%
MainStay VP Government — Service Class	0.50%	0.25%	0.05%	0.80%
MainStay VP Government — Initial Class	0.50%	0.00%	0.05%	0.55%
MainStay VP High Yield Corporate Bond — Service Class	0.56%	0.25%	0.03%	0.84%
MainStay VP High Yield Corporate Bond — Initial Class	0.56%	0.00%	0.03%	0.59%
MainStay VP ICAP Select Equity — Service Class	0.76%	0.25%	0.03%	1.04%

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Fund	Management Fees(¶)		Distribution (12b-1) Fees(§)	Other Expenses		Total Fund Annual Expense(#)
MainStay VP ICAP Select Equity — Initial Class	0.76%		0.00%	0.03%		0.79%
MainStay VP Income Builder — Service Class	0.57%		0.25%	0.06%		0.88%
MainStay VP Income Builder — Initial Class	0.57%		0.00%	0.06%		0.63%
MainStay VP International Equity — Service Class	0.89%		0.25%	0.06%		1.20%
MainStay VP International Equity — Initial Class	0.89%		0.00%	0.06%		0.95%
MainStay VP Janus Balanced — Service Class	0.55	%(a)	0.25%	0.04%		0.84%
MainStay VP Janus Balanced — Initial Class*	0.55	%(a)	0.00%	0.04%		0.59%
MainStay VP Large Cap Growth — Service Class	0.74%		0.25%	0.03%		1.02%
MainStay VP Large Cap Growth — Initial Class	0.74%		0.00%	0.03%		0.77%
MainStay VP Marketfield — Service Class	1.40%		0.25%	0.90%		2.55	%(b)
MainStay VP MFS® Utilities — Service Class	0.72%		0.25%	0.06%		1.03%
MainStay VP Mid Cap Core — Service Class	0.85%		0.25%	0.04%		1.14	%(h)
MainStay VP Mid Cap Core — Initial Class	0.85%		0.00%	0.04%		0.89	%(h)
MainStay VP PIMCO Real Return — Service Class	0.50%		0.25%	0.14%		0.89%
MainStay VP S&P 500 Index — Service Class	0.24%		0.25%	0.04%		0.53%
MainStay VP S&P 500 Index — Initial Class	0.24%		0.00%	0.04%		0.28%
MainStay VP T. Rowe Price Equity Income — Service Class	0.74%		0.25%	0.03%		1.02%
MainStay VP T. Rowe Price Equity Income — Initial Class	0.74%		0.00%	0.03%		0.77%
MainStay VP Unconstrained Bond — Service Class	0.59%		0.25%	0.05%		0.89%
MainStay VP U.S. Small Cap — Service Class	0.78%		0.25%	0.05%		1.08%
MainStay VP U.S. Small Cap — Initial Class	0.78%		0.00%	0.05%		0.83%
MainStay VP Van Eck Global Hard Assets — Initial Class	0.89%		0.00%	0.04%		0.93%
American Funds IS® Global Small Capitalization Fund® – Class 4	0.70%		0.25%	0.29%		1.24%
American Funds IS® New World Fund® – Class 4	0.72%		0.25%	0.31%		1.28%
BlackRock® Global Allocation V.I. Fund — Class III	0.62%		0.25%	0.24%		1.11	%(c)
BlackRock® High Yield V.I. Fund – Class III	0.54%		0.25%	0.28%		1.07	%(d)
Columbia Variable Portfolio — Commodity Strategy Fund — Class 2	0.55%		0.25%	0.22%		1.02%
Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2	0.53%		0.25%	0.18%		0.96%
Columbia Variable Portfolio — Small Cap Value Fund — Class 2	0.79%		0.25%	0.19%		1.23%
Dreyfus IP Technology Growth Portfolio — Service Shares	0.75%		0.25%	0.08%		1.08%
Dreyfus IP Technology Growth Portfolio — Initial Shares	0.75%		0.00%	0.08%		0.83%
Fidelity® VIP Contrafund® Portfolio — Service Class 2	0.55%		0.25%	0.08%		0.88%
Fidelity® VIP Contrafund® Portfolio — Initial Class	0.55%		0.00%	0.08%		0.63%
Fidelity® VIP Equity-Income Portfolio — Service Class 2	0.45%		0.25%	0.15%		0.85%
Fidelity® VIP Equity-Income Portfolio — Initial Class	0.45%		0.00%	0.15%		0.60%
Fidelity® VIP Growth Opportunities Portfolio — Service Class 2	0.55%		0.25%	0.13%		0.93%
Fidelity® VIP Mid Cap Portfolio — Service Class 2	0.55%		0.25%	0.08%		0.88%
Invesco V.I. American Value Fund — Series II Shares	0.72%		0.25%	0.32	%(e)	1.29%
Invesco V.I. International Growth Fund — Series II Shares	0.71%		0.25%	0.32	%(e)	1.28%
Janus Aspen Global Research Portfolio — Service Shares	0.56%		0.25%	0.05%		0.86%
Janus Aspen Global Research Portfolio — Institutional Shares	0.56%		0.00%	0.05%		0.61%
MFS® Investors Trust Series — Service Class	0.75%		0.25%	0.06%		1.06%
MFS® Investors Trust Series — Initial Class	0.75%		0.00%	0.06%		0.81%
MFS® Research Series — Service Class	0.75%		0.25%	0.05%		1.05%
MFS® Research Series — Initial Class	0.75%		0.00%	0.05%		0.80%
Neuberger Berman AMT Mid Cap Growth Portfolio — Class S	0.85%		0.25%	0.15%		1.25%

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Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)		Other Expenses	Total Fund Annual Expense(#)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class	0.75%	0.25%		0.01%	1.01%
PIMCO VIT Total Return Portfolio — Advisor Class	0.50%	0.25%		0.00%	0.75%
Royce Micro-Cap Portfolio — Investment Class	1.25%	0.00%		0.05%	1.30%
UIF U.S. Real Estate Portfolio — Class II	0.80%	0.25	%(g)	0.31%	1.36	%(f)
Victory VIF Diversified Stock Fund — Class A Shares	0.30%	0.25%		0.61%	1.16%

Please refer to the applicable fund prospectus for additional information.

¶	Management Fees may include Adviser and/or Administration Fees.
§	Because the distribution (12b-1) fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”
#	Shown as a percentage of average net assets for the fiscal year ended December 31, 2014, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2014 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.
*	New allocations to the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions will not be accepted from policyowners who were not invested in the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Division on February 17, 2012. For existing policyowners, if you remove all of your Accumulation Value from the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions on or after February 17, 2012, you will not be able to reinvest in these Investment Divisions.

(a)	The management fee is 0.55% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 0.55% on assets up to $1 billion; and 0.525% on assets over $1 billion. This agreement will remain in effect until May 1, 2016, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(b)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 1.85% of the average daily net assets of Service Class shares. This agreement expires on May 1, 2016, and may only be amended or terminated prior to that date by action of the Board.
(c)	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2016. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets until May 1, 2016. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
(d)	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2016. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.05% of average daily net assets until May 1, 2016. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
(e)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term.
(f)	The Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the “Fund”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
(g)	The Board of Directors of The Universal Institutional Funds, Inc. (the “Fund”) approved an amendment to the Fund’s Plan of Distribution reducing the distribution (12b-1) fee for the Portfolio’s Class II shares from 0.35% to 0.25% effective May 1, 2015. The distribution (12b-1) fee shown in the table above has been restated to reflect such change.
(h)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 0.86% of the average daily net assets of Initial Class shares and 1.11% of the average daily net assets of Service Class shares. This agreement will remain in effect until May 1, 2016, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

8

Examples

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the Investment Division with the highest charges and expenses of the policy including, policyowner transaction expenses, contract fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation value of $20,000 or greater. Therefore, if your policy’s Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see “CHARGES AND DEDUCTIONS” and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or on the Annuity Commencement Date.

You would pay the following expenses on a $10,000 allocation in the Investment Division listed, assuming a 5% annual return on assets:

For Policies Purchased On or After June 2, 2003 in Separate Account—III:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
MainStay VP Marketfield—Service Class
without any Riders	$1,080.12	$1,312.48	$2,219.68	$4,530.15	$1,080.12	$1,985.01	$2,713.83	$4,560.15	$414.75	$1,312.48	$2,219.68	$4,530.15
with EBB Rider	$1,109.05	$1,401.58	$2,362.08	$4,783.47	$1,109.05	$2,068.21	$2,849.11	$4,813.47	$445.63	$1,401.58	$2,362.08	$4,783.47

For Policies Purchased Prior to June 2, 2003 in Separate Account—III:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
MainStay VP Marketfield—Service Class
without any Riders	$1,080.12	$1,312.48	$2,219.68	$4,530.15	$1,080.12	$1,985.01	$2,713.83	$4,560.15	$414.75	$1,312.48	$2,219.68	$4,530.15
with EBB Rider	$1,109.05	$1,401.58	$2,362.08	$4,783.47	$1,109.05	$2,068.21	$2,849.11	$4,813.47	$445.63	$1,401.58	$2,362.08	$4,783.47

For Policies Investing in Separate Account—I and II:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
MainStay VP Marketfield—Service Class
without any Riders	$1,070.28	$1,224.40	$2,060.33	$4,221.20	$1,070.28	$1,902.67	$2,562.29	$4,251.20	$404.25	$1,224.40	$2,060.33	$4,221.20

9

QUESTIONS AND ANSWERS ABOUT

NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY

NOTE: The following section contains brief questions and answers about New York Life Flexible Premium Variable Annuity. You should refer to the body of this Prospectus for more detailed information.

1. What is New York Life Flexible Premium Variable Annuity?

A New York Life Flexible Premium Variable Annuity is a deferred variable annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the applicable Separate Account, an Asset Allocation Model, as well as the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions or Asset Allocation Model selected and the interest credited to the amounts in the Fixed Account.

2. Where can I allocate my premium payments?

You can allocate your premium payments to one or more of the following Allocation Options:

(a)	SEPARATE ACCOUNTS

Separate Account I is used for Non-Qualified Policies and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of 54 Investment Divisions, some of which may not be available under your policy. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions or an Asset Allocation Model, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s). You can allocate among a maximum of eighteen (18) Investment Divisions, plus the Fixed Account.

Separate Account III currently consists of 78 Investment Divisions, some of which may not be available under your policy. They offer investments in domestic and international markets. The available Investment Divisions and Asset Allocation Models are listed on the first and second page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions or an Asset Allocation Model, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s). You can allocate among a maximum of eighteen Investment Divisions, plus the Fixed Account.

(b)	FIXED ACCOUNT

Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed minimum interest rate.

3. Can I make transfers among the Investment Divisions and the Fixed Account?

You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions and one of the Asset Allocation Models or from the Investment Divisions and/or an Asset Allocation Model to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500 between Investment Divisions, unless we agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions or an Asset Allocation Model but certain restrictions apply. (See “THE FIXED ACCOUNT.”) Please note that each transfer to or from an Asset Allocation Model counts as one transfer. (See “THE POLICIES—Transfers.”)

You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

4. What charges are assessed against the policy?

For Policies Investing in Separate Accounts-I & II:

Before the date we start making Income Payments to you, we will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $10,000. This charge will be the lesser of $30 or 2.00% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.10% of the net asset value of the applicable Separate Account. (See “OTHER CHARGES.”)

For Policies Investing in Separate Account-III:

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Before the date we start making Income Payments to you, we will deduct a $30 policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.20% of the net asset value of the Separate Account. (See “OTHER CHARGES.”)

The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.20% of the daily net asset value of the Separate Account. (See “OTHER CHARGES.”)

We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn during the first nine Policy Years. The percentage declines after the first three Policy Years as follows:

Policy Year	Surrender Charge
1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
10+	0%

In no event will the aggregate surrender charge applied under the policy exceed nine percent (9.0%) of the total Premium Payments.

You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year. (See “CHARGES AND DEDUCTIONS—Surrender Charges” and “EXCEPTIONS TO SURRENDER CHARGES.”)

If you select the Enhanced Beneficiary Benefit (“EBB”) Rider (in jurisdictions where available), we will deduct a charge each policy quarter that the rider is in effect. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted from each Investment Division and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. You should consult your registered representative to determine the percentage we are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

5. What are the minimum initial and maximum additional premium payments?

The minimum initial premium payment for Qualified Policies is as follows:

(a)	for Code Section 403(b) Tax Sheltered Annuities (“TSAs”), $50 per month or a $2,000 single premium;

(b)	for IRAs and Roth IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

(c)	for deferred compensation plans, $50 per month; and

(d)	for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

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(e)	For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement; $50 per month.

For Qualified Policies you may not make premium payments in excess of the amount permitted by law for the plan indicated.

For Non-Qualified Policies, the minimum initial premium payment is a $5,000 single premium or a $2,500 premium payment plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. Additional premium payments must be at least $50 each or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC at one of the addresses listed in Question 17 of this Prospectus or through pre-authorized monthly deductions from banks, credit unions or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of premium payments we accept without prior approval is $1,000,000.

For policies investing in Separate Accounts–I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

(a)	For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

(b)	For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension (“SEP”) plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

(c)	For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

(d)	For Individual Retirement Annuity (“IRA”) policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

6. How are premium payments allocated?

We allocate the initial premium payment to the Investment Divisions and Fixed Account you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated to an Allocation Option at the close of the Business Day on which they were received. (See “THE POLICIES—Policy Application and Premium Payments.”) You may raise or lower the percentages (which must be in whole numbers), of the premium payment you place in each Allocation Option at the time you make a premium payment. The minimum amount which you may place in any one Investment Division or the Fixed Account is $25, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Option and the number of Investment Divisions to which you may allocate your Accumulation Value. Acceptance of initial and additional premium payments is subject to our suitability standards.

7. What happens if premium payments are not made?

If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

8. Can I withdraw money from the policy before the Annuity Commencement Date?

You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a

12

minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See “DISTRIBUTIONS UNDER THE POLICY” and “FEDERAL TAX MATTERS.”) Please note that certain withdrawal requests must be made in writing and sent to NYLIAC’s Variable Products Service Center. (See “DISTRIBUTIONS UNDER THE POLICY—Surrenders and Withdrawals—Partial Withdrawals and Periodic Partial Withdrawals.”)

9. How will NYLIAC make Income Payments on the Annuity Commencement Date?

We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Fixed Income Payments will always be the same specified amount. (See “INCOME PAYMENTS.”) we may offer other options, at our discretion, where permitted by state law.

10. What happens if I die or the Annuitant dies before the Annuity Commencement Date?

Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

(a)	the Accumulation Value, less any outstanding loan balance,

(b)	the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, less any rider charges, or

(c)	the “reset value” (as described in this Prospectus), plus any additional premium payments made since the most recent “reset date,” less any outstanding loan balance, partial withdrawals and applicable surrender charges since the most recent “reset date.” This feature is only available for policies investing in Separate Account-III.

If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant and the owner, see Question 11 below. (Also see “DEATH BEFORE ANNUITY COMMENCEMENT” and “FEDERAL TAX MATTERS.”)

11. What happens if my spouse is the Beneficiary?

If you die before the Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new Owner if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only). If you are also the Annuitant, your spouse will also become the new Annuitant. If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death or the Annuitant’s death. If you elect the EBB Rider and the Enhanced Spousal Continuance Rider (“ESC”) Rider applies, see the EBB & ESC Riders.

12. Can I return the policy after it is delivered?

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation in a form acceptable to us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, we will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or NYLIAC’s Variable Products Service Center receives the policy along with the written request for cancellation in a form acceptable to us, but without any deduction for premium taxes or a surrender charge. (See “THE POLICIES—Your Right to Cancel (“Free Look”).”)

13. What about voting rights?

You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See “VOTING RIGHTS.”)

13

14. Are policy loans available?

If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity (“TSA”) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See “LOANS.”)

15. Where do I send written service requests to the NYLIAC Variable Products Service Center?

Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the following addresses:

Regular Mail Express Mail	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159 NYLIAC Variable Products Service Center 51 Madison Avenue Room 251 New York, NY 10010

Death Claim forms may also be submitted to	New York Life P.O. Box 130539 Dallas, TX 75313-0539

Written service requests will be effective as of the Business Day they are received in a form acceptable to us at VPSC at one of the addresses listed immediately above.

Faxed or e-mailed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, we will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. How do I contact NYLIAC by Telephone or by the Internet?

a. By Telephone:

Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be made by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System (“IVR”) toll-free by calling: (800) 598-2019. (See “THE POLICIES—Virtual Service Center and Interactive Voice Response System.”)

b. By Internet:

Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be made via the internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center (“VSC”) at www.newyorklife.com/vsc and enter your user name and password. (See “THE POLICIES—Virtual Service Center and Interactive Voice Response System.”)

We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through the VSC once they have passed all security protocols to identify the policyowner.

You may authorize us to accept electronic instructions from a registered representative or the registered service assistant assigned to your policy in order to make premium allocations, transfers, partial withdrawals and changes to your investment objective and/or risk tolerance. You may also authorize your registered representative or registered service assistant to revise your Automatic Asset Reallocation (AAR) arrangement. Your AAR will be cancelled if a

14

premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangements. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer.

To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers, you must send a completed Variable Product Electronic Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may revoke or deny Trading Authorization privileges for certain policyowners (See “Limits on Transfers”). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

17. Where do I send subsequent premium payments and loan repayments?

Subsequent premium payments and loan repayments must be sent to one of the following addresses:

Regular Mail	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675-3021

Express Mail	NYLIAC, Suite 3021 c/o The Northern Trust Bank 350 North Orleans Street Receipt & Dispatch, 8th Floor Chicago, IL 60654

Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See “THE POLICIES—Policy Application and Premium Payments.”)

15

FINANCIAL STATEMENTS

The consolidated balance sheet of NYLIAC as of December 31, 2014 and 2013, and the consolidated statements of income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2014 (including the report of the independent registered public accounting firm) and each Separate Account’s statement of assets and liabilities as of December 31, 2014, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

16

SEPARATE ACCOUNT-III

CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Some Investment Divisions offered in policies issued prior to June 2, 2003 differ from Investment Divisions offered in policies issued on or after June 2, 2003. Please refer to the Examples Section of this prospectus for the corresponding Investment Division with the highest portfolio company fees and expenses available to you.

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
(Accumulation unit value in dollars and Number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2014	15.31	16.62	2,360
2013	12.82	15.31	2,321
2012	11.63	12.82	2,202
2011	11.51	11.63	2,331
2010	10.30	11.51	2,442
2009	8.51	10.30	2,566
2008	11.51	8.51	2,966
2007	11.38	11.51	3,754
2006	10.46	11.38	4,111
2005(a)	10.00	10.46	3,115
MainStay VP Bond – Initial Class
2014	21.35	22.27	2,077
2013	22.05	21.35	2,401
2012	21.36	22.05	3,065
2011	20.20	21.36	3,423
2010	19.00	20.20	4,083
2009	17.87	19.00	4,350
2008	17.47	17.87	4,854
2007	16.64	17.47	5,935
2006	16.14	16.64	6,999
2005	16.01	16.14	8,911
MainStay VP Bond – Service Class
2014	12.97	13.45	2,307
2013	13.48	12.97	2,465
2012	13.22	13.48	2,831
2011	12.61	13.22	2,544
2010	11.88	12.61	2,338
2009	11.21	11.88	1,931
2008	10.99	11.21	1,868
2007	10.49	10.99	1,553
2006	10.20	10.49	1,297
2005	10.15	10.20	1,110
MainStay VP Cash Management – Initial Class
2014	1.26	1.24	41,024
2013	1.28	1.26	47,181
2012	1.31	1.28	55,543
2011	1.33	1.31	74,223
2010	1.35	1.33	63,661
2009	1.36	1.35	81,717
2008	1.35	1.36	127,879
2007	1.31	1.35	90,100
2006	1.27	1.31	71,765
2005	1.25	1.27	82,631
MainStay VP Common Stock – Initial Class
2014	36.45	41.16	2,110
2013	27.24	36.45	2,365

17

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
2012	23.67	27.24	2,683
2011	23.63	23.67	3,190
2010	21.28	23.63	3,746
2009	17.63	21.28	4,440
2008	28.11	17.63	5,082
2007	27.11	28.11	6,457
2006	23.61	27.11	8,043
2005	22.23	23.61	9,934
MainStay VP Common Stock – Service Class
2014	19.65	21.85	707
2013	14.86	19.65	682
2012	13.00	14.86	664
2011	13.02	13.00	699
2010	11.75	13.02	746
2009	9.76	11.75	764
2008	15.61	9.76	752
2007	15.09	15.61	745
2006	13.17	15.09	662
2005	12.44	13.17	539
MainStay VP Conservative Allocation – Service Class
2014	14.53	14.85	6,344
2013	13.13	14.53	6,426
2012	12.12	13.13	6,481
2011	11.99	12.12	6,099
2010	10.88	11.99	5,257
2009	9.05	10.88	4,445
2008	11.28	9.05	3,955
2007	10.66	11.28	3,010
2006(b)	10.00	10.66	1,612
MainStay VP Convertible – Initial Class
2014	30.84	32.84	1,921
2013	24.95	30.84	2,159
2012	23.19	24.95	2,441
2011	24.69	23.19	2,884
2010	21.24	24.69	3,299
2009	14.75	21.24	3,805
2008	22.80	14.75	4,241
2007	20.13	22.80	5,245
2006	18.49	20.13	6,442
2005	17.59	18.49	7,778
MainStay VP Convertible – Service Class
2014	18.79	19.64	2,190
2013	15.49	18.79	2,202
2012	14.73	15.49	2,224
2011	15.87	14.73	2,164
2010	13.69	15.87	2,026
2009	9.53	13.69	1,830
2008	14.77	9.53	1,561
2007	13.07	14.77	1,392
2006	12.03	13.07	1,248
2005	11.48	12.03	1,105
MainStay VP Cornerstone Growth – Initial Class
2014	24.37	26.15	3,468
2013	19.82	24.37	3,935
2012	17.49	19.82	4,493
2011	17.98	17.49	5,173
2010	16.25	17.98	5,925
2009	12.28	16.25	6,886
2008	20.37	12.28	7,796
2007	18.38	20.37	9,739
2006	17.85	18.38	12,330
2005	16.70	17.85	15,825
MainStay VP Cornerstone Growth – Service Class
2014	16.21	17.33	669

18

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
2013	13.24	16.21	729
2012	11.73	13.24	790
2011	12.11	11.73	824
2010	10.97	12.11	824
2009	8.31	10.97	830
2008	13.83	8.31	841
2007	12.51	13.83	888
2006	12.17	12.51	859
2005	11.42	12.17	788
MainStay VP Eagle Small Cap Growth – Initial Class
2014	12.75	12.89	3,207
2013	9.87	12.75	3,651
2012(d)	10.00	9.87	4,194
MainStay VP Eagle Small Cap Growth – Service Class
2014	12.68	12.77	798
2013	9.85	12.68	828
2012(d)	10.00	9.85	858
MainStay VP Emerging Markets Equity – Initial Class
2014	9.32	8.09	2,019
2013	10.00	9.32	2,311
2012(d)	10.00	10.00	2,830
MainStay VP Emerging Markets Equity – Service Class
2014	9.28	8.03	3,279
2013	9.97	9.28	3,271
2012(d)	10.00	9.97	3,256
MainStay VP Floating Rate – Service Class
2014	12.15	12.00	4,494
2013	11.85	12.15	4,792
2012	11.31	11.85	4,644
2011	11.27	11.31	4,520
2010	10.59	11.27	4,790
2009	8.06	10.59	4,742
2008	10.62	8.06	3,380
2007	10.52	10.62	4,749
2006	10.10	10.52	6,301
2005(a)	10.00	10.10	3,612
MainStay VP Government – Initial Class
2014	19.57	20.19	1,515
2013	20.35	19.57	1,748
2012	19.85	20.35	2,184
2011	18.99	19.85	2,650
2010	18.28	18.99	3,179
2009	18.24	18.28	3,659
2008	16.85	18.24	4,740
2007	16.02	16.85	4,166
2006	15.61	16.02	5,160
2005	15.46	15.61	6,756
MainStay VP Government – Service Class
2014	12.17	12.46	1,718
2013	12.67	12.17	1,761
2012	12.44	12.67	2,073
2011	11.98	12.44	2,203
2010	11.56	11.98	2,112
2009	11.57	11.56	1,877
2008	10.71	11.57	2,232
2007	10.21	10.71	1,190
2006	9.97	10.21	1,005
2005	9.91	9.97	881
MainStay VP Growth Allocation – Service Class
2014	14.61	14.97	3,961
2013	11.40	14.61	3,758
2012	10.07	11.40	3,678
2011	10.53	10.07	3,692
2010	9.30	10.53	3,799
2009	7.39	9.30	3,697

19

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
2008	12.03	7.39	3,357
2007	11.08	12.03	2,631
2006(b)	10.00	11.08	1,524
MainStay VP High Yield Corporate Bond – Initial Class
2014	37.06	37.20	5,395
2013	35.25	37.06	6,279
2012	31.52	35.25	7,247
2011	30.08	31.52	8,021
2010	27.07	30.08	9,461
2009	19.22	27.07	10,751
2008	25.68	19.22	11,326
2007	25.46	25.68	14,914
2006	23.05	25.46	18,683
2005	22.70	23.05	23,132
MainStay VP High Yield Corporate Bond – Service Class
2014	19.09	18.73	7,991
2013	18.63	19.09	8,120
2012	17.12	18.63	7,812
2011	16.51	17.12	7,049
2010	14.90	16.51	6,755
2009	10.60	14.90	6,001
2008	14.20	10.60	5,054
2007	14.12	14.20	5,387
2006	12.81	14.12	4,654
2005	12.65	12.81	3,920
MainStay VP ICAP Select Equity – Initial Class
2014	18.76	20.15	6,061
2013	14.61	18.76	6,940
2012	12.81	14.61	7,995
2011	13.19	12.81	9,516
2010	11.32	13.19	11,339
2009	8.87	11.32	13,405
2008	14.42	8.87	11,955
2007	13.68	14.42	4,594
2006	11.63	13.68	2,640
2005	11.18	11.63	2,904
MainStay VP ICAP Select Equity – Service Class
2014	19.96	21.19	3,837
2013	15.72	19.96	4,084
2012	13.92	15.72	4,261
2011	14.41	13.92	4,480
2010	12.40	14.41	4,478
2009	9.74	12.40	4,366
2008	15.87	9.74	2,583
2007	15.10	15.87	1,166
2006	12.87	15.10	413
2005	12.40	12.87	332
MainStay VP Income Builder – Initial Class
2014	28.96	30.87	2,208
2013	24.81	28.96	2,435
2012	21.88	24.81	2,699
2011	21.31	21.88	3,044
2010	18.82	21.31	3,491
2009	15.45	18.82	4,058
2008	21.45	15.45	4,775
2007	20.23	21.45	6,205
2006	18.74	20.23	7,691
2005	17.84	18.74	9,593
MainStay VP Income Builder – Service Class
2014	17.24	18.13	1,097
2013	14.97	17.24	961
2012	13.31	14.97	897
2011	13.21	13.31	846
2010	11.70	13.21	754

20

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
2009	9.63	11.70	743
2008	13.39	9.63	731
2007	12.66	13.39	746
2006	11.76	12.66	720
2005	11.23	11.76	665
MainStay VP International Equity – Initial Class
2014	25.50	24.49	852
2013	22.46	25.50	1,009
2012	19.07	22.46	1,188
2011	23.03	19.07	1,448
2010	22.26	23.03	1,680
2009	18.92	22.26	1,985
2008	25.81	18.92	2,432
2007	24.94	25.81	3,273
2006	19.26	24.94	3,643
2005	18.09	19.26	3,484
MainStay VP International Equity – Service Class
2014	18.18	17.24	2,031
2013	16.26	18.18	2,087
2012	13.94	16.26	2,093
2011	17.00	13.94	2,176
2010	16.47	17.00	2,071
2009	14.03	16.47	1,896
2008	19.19	14.03	1,863
2007	18.59	19.19	1,806
2006	14.39	18.59	1,339
2005	13.55	14.39	869
MainStay VP Janus Balanced – Initial Class
2014	12.35	13.23	13,674
2013	10.42	12.35	15,534
2012(d)	10.00	10.42	17,731
MainStay VP Janus Balanced – Service Class
2014	12.29	13.14	3,811
2013	10.40	12.29	3,816
2012(d)	10.00	10.40	3,800
MainStay VP Large Cap Growth – Initial Class
2014	22.00	24.00	1,481
2013	16.34	22.00	1,719
2012	14.65	16.34	1,965
2011	14.90	14.65	2,165
2010	13.01	14.90	2,526
2009	9.42	13.01	2,923
2008	15.61	9.42	3,167
2007	13.04	15.61	3,618
2006	12.33	13.04	4,322
2005	11.98	12.33	5,180
MainStay VP Large Cap Growth – Service Class
2014	18.48	19.88	1,481
2013	13.92	18.48	1,568
2012	12.66	13.92	1,576
2011	13.07	12.66	1,415
2010	11.44	13.07	1,170
2009	8.31	11.44	994
2008	13.79	8.31	785
2007	11.56	13.79	586
2006	10.96	11.56	419
2005	10.67	10.96	278
MainStay VP Marketfield – Service Class
2014	11.04	9.56	1,304
2013(e)	10.00	11.04	1,051
MainStay VP MFS® Utilities – Service Class
2014	12.71	14.09	12,687
2013	10.74	12.71	12,963
2012(d)	10.00	10.74	13,151

21

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
MainStay VP Mid Cap Core – Initial Class
2014	25.27	28.50	1,734
2013	18.02	25.27	1,968
2012	15.55	18.02	2,167
2011	16.26	15.55	2,583
2010	13.33	16.26	3,044
2009	9.87	13.33	3,684
2008	17.34	9.87	1,936
2007	16.74	17.34	2,539
2006	14.77	16.74	2,876
2005	12.92	14.77	3,204
MainStay VP Mid Cap Core – Service Class
2014	26.30	29.00	2,258
2013	19.10	26.30	2,375
2012	16.69	19.10	2,390
2011	17.57	16.69	2,527
2010	14.45	17.57	2,611
2009	10.73	14.45	2,647
2008	18.88	10.73	1,202
2007	18.28	18.88	1,176
2006	16.17	18.28	986
2005	14.19	16.17	740
MainStay VP Moderate Allocation – Service Class
2014	14.76	15.11	8,468
2013	12.68	14.76	8,345
2012	11.49	12.68	7,985
2011	11.60	11.49	7,965
2010	10.42	11.60	7,937
2009	8.53	10.42	7,000
2008	11.59	8.53	6,063
2007	10.83	11.59	4,704
2006(b)	10.00	10.83	2,780
MainStay VP Moderate Growth Allocation – Service Class
2014	15.01	15.35	8,848
2013	12.18	15.01	8,618
2012	10.85	12.18	8,459
2011	11.20	10.85	8,532
2010	9.96	11.20	8,494
2009	7.88	9.96	7,701
2008	11.87	7.88	6,919
2007	11.03	11.87	5,620
2006(b)	10.00	11.03	3,194
MainStay VP PIMCO Real Return – Service Class
2014	9.33	9.41	2,406
2013	10.43	9.33	2,854
2012(d)	10.00	10.43	3,871
MainStay VP S&P 500 Index – Initial Class
2014	35.98	40.21	4,423
2013	27.64	35.98	4,959
2012	24.23	27.64	5,643
2011	24.13	24.23	6,423
2010	21.33	24.13	7,461
2009	17.13	21.33	8,848
2008	27.58	17.13	10,145
2007	26.58	27.58	12,943
2006	23.35	26.58	16,021
2005	22.60	23.35	19,872
MainStay VP S&P 500 Index – Service Class
2014	18.72	20.68	3,241
2013	14.52	18.72	3,281
2012	12.86	14.52	3,373
2011	12.87	12.86	3,316
2010	11.40	12.87	3,357
2009	9.18	11.40	3,362

22

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
2008	14.82	9.18	3,315
2007	14.32	14.82	3,356
2006	12.61	14.32	3,049
2005	12.24	12.61	2,570
MainStay VP T. Rowe Price Equity Income – Initial Class
2014	13.70	14.55	3,316
2013	10.66	13.70	3,898
2012(d)	10.00	10.66	4,312
MainStay VP T. Rowe Price Equity Income – Service Class
2014	13.64	14.45	2,760
2013	10.63	13.64	2,986
2012(d)	10.00	10.63	3,135
MainStay VP Unconstrained Bond – Service Class
2014	11.20	11.23	2,102
2013	10.93	11.20	1,641
2012	9.76	10.93	1,100
2011(c)	10.00	9.76	304
MainStay VP U.S. Small Cap – Initial Class
2014	18.46	19.40	995
2013	13.57	18.46	1,166
2012	12.20	13.57	1,209
2011	12.72	12.20	1,449
2010	10.32	12.72	1,768
2009	7.42	10.32	2,129
2008	14.26	7.42	1,006
2007	10.62	14.26	1,275
2006	9.57	10.62	1,389
2005	8.66	9.57	1,609
MainStay VP U.S. Small Cap – Service Class
2014	24.31	24.78	1,103
2013	18.27	24.31	1,139
2012	16.70	18.27	1,103
2011	17.53	16.70	1,146
2010	14.25	17.53	1,190
2009	10.27	14.25	1,198
2008	19.79	10.27	423
2007	14.78	19.79	404
2006	13.34	14.78	316
2005	12.11	13.34	235
MainStay VP Van Eck Global Hard Assets – Initial Class
2014	9.82	7.86	9,212
2013	8.97	9.82	9,689
2012(d)	10.00	8.97	11,090
American Funds IS® New World Fund® – Class 4
2014(f)	10.00	9.17	87
BlackRock® Global Allocation V.I. Fund – Class III
2014	10.93	10.99	1,941
2013	9.69	10.93	1,925
2012	8.94	9.69	1,484
2011(c)	10.00	8.94	614
BlackRock® High Yield V.I. Fund – Class III
2014(f)	10.00	9.83	115
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2014	17.74	17.83	904
2013	13.60	17.74	947
2012	12.54	13.60	944
2011	13.59	12.54	1,016
2010	10.89	13.59	1,102
2009	8.84	10.89	1,060
2008	12.48	8.84	1,131
2007	12.99	12.48	1,274
2006	11.03	12.99	1,275
2005	10.61	11.03	704
Dreyfus IP Technology Growth Portfolio – Service Shares
2014	20.28	20.96	749

23

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
2013	15.81	20.28	791
2012	14.15	15.81	871
2011	15.76	14.15	790
2010	12.33	15.76	733
2009	7.96	12.33	661
2008	13.74	7.96	538
2007	12.18	13.74	525
2006	11.87	12.18	476
2005	11.63	11.87	396
Dreyfus IP Technology Growth Portfolio – Initial Shares
2014	16.19	17.06	503
2013	12.37	16.19	584
2012	10.85	12.37	757
2011	11.93	10.85	676
2010	9.31	11.93	896
2009	5.99	9.31	1,003
2008	10.32	5.99	817
2007	9.12	10.32	1,065
2006	8.87	9.12	1,284
2005	8.67	8.87	1,423
Fidelity® VIP Contrafund® Portfolio – Service Class 2
2014	22.97	24.68	3,725
2013	18.14	22.97	3,816
2012	16.09	18.14	3,857
2011	16.89	16.09	3,960
2010	14.65	16.89	3,939
2009	10.97	14.65	3,793
2008	19.41	10.97	3,621
2007	16.78	19.41	3,275
2006	15.27	16.78	2,697
2005	13.27	15.27	1,792
Fidelity® VIP Contrafund® Portfolio – Initial Class
2014	38.74	42.76	3,225
2013	29.92	38.74	3,688
2012	26.07	29.92	4,232
2011	27.12	26.07	4,975
2010	23.46	27.12	5,843
2009	17.53	23.46	6,908
2008	30.93	17.53	8,044
2007	26.67	30.93	10,034
2006	24.21	26.67	12,342
2005	21.00	24.21	14,328
Fidelity® VIP Equity-Income Portfolio – Service Class 2
2014	18.19	19.37	1,788
2013	14.52	18.19	1,928
2012	12.62	14.52	2,024
2011	12.72	12.62	2,124
2010	11.23	12.72	2,189
2009	8.77	11.23	2,193
2008	15.54	8.77	2,184
2007	15.57	15.54	2,168
2006	13.16	15.57	1,806
2005	12.64	13.16	1,344
Fidelity® VIP Equity Income Portfolio – Initial Class
2014	26.26	28.16	1,968
2013	20.78	26.26	2,283
2012	17.97	20.78	2,544
2011	18.04	17.97	2,957
2010	15.89	18.04	3,504
2009	12.38	15.89	4,177
2008	21.89	12.38	4,926
2007	21.86	21.89	6,579
2006	18.45	21.86	8,089
2005	17.67	18.45	9,399

24

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2014(f)	10.00	11.27	17
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2014	26.72	27.28	2,620
2013	20.34	26.72	2,760
2012	18.37	20.34	2,903
2011	21.14	18.37	3,095
2010	16.68	21.14	3,189
2009	12.10	16.68	3,057
2008	20.32	12.10	3,172
2007	17.87	20.32	3,593
2006	16.12	17.87	3,833
2005	13.85	16.12	3,580
Invesco V.I. American Value Fund – Series II Shares
2014	11.79	12.73	224
2013(e)	10.00	11.79	81
Invesco V.I. International Growth Fund – Series II Shares
2014(f)	10.00	9.68	101
Janus Aspen Global Research Portfolio – Service Shares
2014	16.05	16.83	708
2013	12.86	16.05	744
2012	11.00	12.86	744
2011	13.03	11.00	699
2010	11.44	13.03	693
2009	8.44	11.44	649
2008	15.51	8.44	589
2007	14.38	15.51	545
2006	12.37	14.38	476
2005	11.88	12.37	416
Janus Aspen Global Research Portfolio – Institutional Shares
2014	21.56	22.85	2,673
2013	17.03	21.56	3,044
2012	14.38	17.03	3,436
2011	16.90	14.38	3,988
2010	14.80	16.90	4,556
2009	10.90	14.80	5,317
2008	19.97	10.90	6,031
2007	18.48	19.97	7,468
2006	15.85	18.48	9,403
2005	15.18	15.85	11,939
MFS® Investors Trust Series – Service Class
2014	19.38	20.65	148
2013	15.10	19.38	147
2012	13.02	15.10	139
2011	13.60	13.02	133
2010	12.44	13.60	133
2009	9.97	12.44	127
2008	15.14	9.97	124
2007	13.96	15.14	104
2006	12.56	13.96	100
2005	11.91	12.56	92
MFS® Investors Trust Series – Initial Class
2014	16.01	17.52	412
2013	12.29	16.01	485
2012	10.46	12.29	559
2011	10.84	10.46	608
2010	9.90	10.84	735
2009	7.91	9.90	897
2008	11.99	7.91	1,050
2007	11.03	11.99	1,374
2006	9.90	11.03	1,764
2005	9.35	9.90	2,160
MFS® Research Series – Service Class
2014	20.84	21.94	162

25

	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period
2013	16.43	20.84	166
2012	14.52	16.43	149
2011	14.84	14.52	146
2010	13.01	14.84	150
2009	10.14	13.01	147
2008	16.13	10.14	141
2007	14.48	16.13	143
2006	13.33	14.48	130
2005	12.56	13.33	112
MFS® Research Series – Initial Class
2014	17.92	19.47	488
2013	13.74	17.92	540
2012	11.88	13.74	612
2011	12.10	11.88	725
2010	10.59	12.10	855
2009	8.22	10.59	1,022
2008	13.05	8.22	1,211
2007	11.69	13.05	1,536
2006	10.73	11.69	2,180
2005	10.09	10.73	2,867
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2014	23.29	23.92	533
2013	18.28	23.29	553
2012	17.06	18.28	615
2011	17.40	17.06	530
2010	13.70	17.40	508
2009	10.58	13.70	463
2008	18.99	10.58	525
2007	15.76	18.99	514
2006	13.96	15.76	349
2005	12.48	13.96	236
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2014(f)	10.00	10.64	241
PIMCO VIT Total Return Portfolio – Advisor Class
2014(f)	10.00	10.13	208
Royce Micro-Cap Portfolio – Investment Class
2014	17.22	16.08	1,595
2013	14.78	17.22	1,647
2012	14.22	14.78	1,697
2011	16.63	14.22	1,727
2010	12.97	16.63	1,697
2009	8.32	12.97	1,531
2008	14.88	8.32	1,370
2007	14.51	14.88	1,353
2006	12.16	14.51	1,051
2005(a)	10.00	12.16	159
UIF U.S. Real Estate Portfolio – Class II
2014	8.97	11.45	807
2013(e)	10.00	8.97	137
Victory VIF Diversified Stock Fund – Class A Shares
2014	17.19	18.60	307
2013	13.05	17.19	344
2012	11.40	13.05	357
2011	12.40	11.40	428
2010	11.20	12.40	497
2009	8.94	11.20	550
2008	14.59	8.94	567
2007	13.45	14.59	545
2006	12.00	13.45	578
2005	11.19	12.00	483

(a)	For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(b)	For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.
(c)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.

26

(d)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.
(e)	For the period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.
(f)	For the period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.

27

CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on January 29, 1993. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
(Accumulation unit value in dollars and Number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2014	15.56	16.99	355
2013	12.97	15.56	326
2012	11.72	12.97	268
2011	11.58	11.72	299
2010	10.35	11.58	339
2009	8.54	10.35	375
2008	11.55	8.54	482
2007	11.41	11.55	636
2006	10.47	11.41	659
2005(a)	10.00	10.47	529
MainStay VP Bond – Initial Class
2014	22.82	23.84	565
2013	23.55	22.82	639
2012	22.80	23.55	778
2011	21.54	22.80	848
2010	20.23	21.54	938
2009	19.02	20.23	970
2008	18.57	19.02	1,055
2007	17.67	18.57	1,230
2006	17.12	17.67	1,391
2005	16.97	17.12	1,679
MainStay VP Cash Management – Initial Class
2014	1.36	1.35	7,412
2013	1.38	1.36	8,234
2012	1.40	1.38	8,941
2011	1.42	1.40	10,867
2010	1.44	1.42	11,031
2009	1.46	1.44	15,559
2008	1.44	1.46	22,009
2007	1.39	1.44	15,515
2006	1.35	1.39	13,408
2005	1.33	1.35	14,418
MainStay VP Common Stock – Initial Class
2014	42.52	48.07	794
2013	31.75	42.52	886
2012	27.56	31.75	992
2011	27.49	27.56	1,186
2010	24.73	27.49	1,366
2009	20.47	24.73	1,584
2008	32.60	20.47	1,768
2007	31.41	32.60	2,135
2006	27.32	31.41	2,492
2005	25.70	27.32	2,965
MainStay VP Conservative Allocation – Service Class
2014	14.66	15.06	900
2013	13.18	14.66	905
2012	12.09	13.18	973
2011	11.93	12.09	925
2010	10.82	11.93	831

28

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2009	8.99	10.82	733
2008	11.19	8.99	681
2007	10.57	11.19	459
2006(b)	10.00	10.57	239
MainStay VP Convertible – Initial Class
2014	31.19	33.25	380
2013	25.21	31.19	408
2012	23.40	25.21	433
2011	24.89	23.40	486
2010	21.39	24.89	523
2009	14.84	21.39	577
2008	22.92	14.84	589
2007	20.22	22.92	684
2006	18.55	20.22	787
2005	17.63	18.55	896
MainStay VP Cornerstone Growth – Initial Class
2014	31.46	33.79	1,890
2013	25.56	31.46	2,072
2012	22.52	25.56	2,314
2011	23.14	22.52	2,633
2010	20.89	23.14	2,942
2009	15.77	20.89	3,358
2008	26.14	15.77	3,774
2007	23.56	26.14	4,474
2006	22.85	23.56	5,408
2005	21.36	22.85	6,632
MainStay VP Eagle Small Cap Growth – Initial Class
2014	12.77	12.92	673
2013	9.88	12.77	750
2012(d)	10.00	9.88	888
MainStay VP Eagle Small Cap Growth – Service Class
2014	11.62	11.73	8
2013(e)	10.00	11.62	4
MainStay VP Emerging Markets Equity – Initial Class
2014	9.34	8.11	727
2013	10.00	9.34	827
2012(d)	10.00	10.00	949
MainStay VP Floating Rate – Service Class
2014	12.37	12.29	486
2013	12.03	12.37	549
2012	11.40	12.03	608
2011	11.33	11.40	640
2010	10.65	11.33	749
2009	8.09	10.65	589
2008	10.65	8.09	448
2007	10.54	10.65	715
2006	10.10	10.54	591
2005(a)	10.00	10.10	199
MainStay VP Government – Initial Class
2014	21.97	22.69	413
2013	22.82	21.97	481
2012	22.24	22.82	611
2011	21.26	22.24	691
2010	20.44	21.26	878
2009	20.38	20.44	940
2008	18.80	20.38	1,105
2007	17.86	18.80	1,035
2006	17.38	17.86	1,218
2005	17.20	17.38	1,467
MainStay VP Growth Allocation – Service Class
2014	14.75	15.23	407
2013	11.45	14.75	363
2012	10.07	11.45	344
2011	10.50	10.07	389

29

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2010	9.27	10.50	413
2009	7.36	9.27	465
2008	11.97	7.36	502
2007	11.01	11.97	448
2006(b)	10.00	11.01	282
MainStay VP High Yield Corporate Bond – Initial Class
2014	37.96	38.14	1,437
2013	36.06	37.96	1,614
2012	32.21	36.06	1,818
2011	30.71	32.21	1,934
2010	27.61	30.71	2,162
2009	19.59	27.61	2,364
2008	26.15	19.59	2,507
2007	25.89	26.15	3,279
2006	23.41	25.89	3,783
2005	23.04	23.41	4,572
MainStay VP ICAP Select Equity – Initial Class
2014	19.78	21.26	1,884
2013	15.38	19.78	2,094
2012	13.48	15.38	2.273
2011	13.86	13.48	2,654
2010	11.88	13.86	3,013
2009	9.30	11.88	3,446
2008	15.10	9.30	3,156
2007	14.32	15.10	746
2006	12.16	14.32	353
2005	11.68	12.16	354
MainStay VP Income Builder – Initial Class
2014	35.43	37.80	1,216
2013	30.32	35.43	1,317
2012	26.71	30.32	1,418
2011	25.99	26.71	1,621
2010	22.94	25.99	1,822
2009	18.81	22.94	2,037
2008	26.08	18.81	2,315
2007	24.57	26.08	2,895
2006	22.74	24.57	3,445
2005	21.63	22.74	4,280
MainStay VP International Equity – Initial Class
2014	25.09	24.12	337
2013	22.08	25.09	368
2012	18.72	22.08	404
2011	22.59	18.72	487
2010	21.82	22.59	563
2009	18.52	21.82	656
2008	25.24	18.52	757
2007	24.37	25.24	912
2006	18.80	24.37	937
2005	17.64	18.80	880
MainStay VP Janus Balanced – Initial Class
2014	12.37	13.27	3,347
2013	10.43	12.37	3,698
2012(d)	10.00	10.43	4,077
MainStay VP Large Cap Growth – Initial Class
2014	22.88	24.99	321
2013	16.99	22.88	330
2012	15.22	16.99	375
2011	15.45	15.22	411
2010	13.48	15.45	430
2009	9.75	13.48	474
2008	16.14	9.75	488
2007	13.47	16.14	478
2006	12.73	13.47	534
2005	12.36	12.73	568

30

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
MainStay VP Marketfield – Service Class
2014	11.04	9.58	187
2013(e)	10.00	11.04	139
MainStay VP MFS® Utilities – Service Class
2014	12.73	14.13	1,832
2013	10.75	12.73	1,882
2012(d)	10.00	10.75	1,912
MainStay VP Mid Cap Core – Initial Class
2014	26.01	29.37	523
2013	18.53	26.01	540
2012	15.98	18.53	567
2011	16.69	15.98	664
2010	13.67	16.69	774
2009	10.12	13.67	910
2008	17.74	10.12	458
2007	17.11	17.74	590
2006	15.08	17.11	631
2005	13.19	15.08	628
MainStay VP Moderate Allocation – Service Class
2014	14.99	15.45	1,261
2013	12.78	14.99	1,231
2012	11.53	12.78	1,325
2011	11.60	11.53	1,330
2010	10.42	11.60	1,357
2009	8.51	10.42	1,326
2008	11.56	8.51	1,214
2007	10.79	11.56	1,055
2006(b)	10.00	10.79	566
MainStay VP Moderate Growth Allocation – Service Class
2014	15.32	15.78	945
2013	12.36	15.32	1,015
2012	10.95	12.36	986
2011	11.26	10.95	1,112
2010	10.00	11.26	1,206
2009	7.91	10.00	1,203
2008	11.89	7.91	1,246
2007	11.04	11.89	1,065
2006(b)	10.00	11.04	723
MainStay VP PIMCO Real Return – Service Class
2014	9.35	9.44	292
2013	10.44	9.35	376
2012(d)	10.00	10.44	547
MainStay VP S&P 500 Index – Initial Class
2014	45.60	51.02	1,534
2013	34.99	45.60	1,688
2012	30.65	34.99	1,883
2011	30.49	30.65	2,137
2010	26.92	30.49	2,446
2009	21.60	26.92	2,799
2008	34.75	21.60	3,169
2007	33.45	34.75	3,820
2006	29.36	33.45	4,553
2005	28.39	29.36	5,363
MainStay VP T. Rowe Price Equity Income – Initial Class
2014	13.72	14.60	894
2013	10.67	13.72	1,025
2012(d)	10.00	10.67	1,107
MainStay VP Unconstrained Bond – Service Class
2014	11.23	11.27	250
2013	10.95	11.23	193
2012	9.76	10.95	103
2011(c)	10.00	9.76	39
MainStay VP U.S. Small Cap – Initial Class
2014	20.68	21.76	226

31

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2013	15.19	20.68	246
2012	13.65	15.19	240
2011	14.21	13.65	289
2010	11.52	14.21	327
2009	8.27	11.52	390
2008	15.88	8.27	205
2007	11.82	15.88	234
2006	10.63	11.82	248
2005	9.61	10.63	252
MainStay VP Van Eck Global Hard Assets – Initial Class
2014	9.83	7.88	1,141
2013	8.98	9.83	1,161
2012(d)	10.00	8.98	1,488
American Funds IS® New World Fund® – Class 4
2014(f)	10.00	9.17	9
BlackRock Global Allocation V.I. Fund – Class III
2014	10.96	11.03	346
2013	9.71	10.96	310
2012	8.94	9.71	244
2011(c)	10.00	8.94	86
BlackRock® High Yield V.I. Fund – Class III
2014(f)	10.00	9.84	26
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2014	18.34	18.65	81
2013	13.86	18.34	84
2012	12.62	13.86	90
2011	13.62	12.62	105
2010	10.91	13.62	125
2009	8.84	10.91	140
2008	12.47	8.84	147
2007	12.97	12.47	178
2006	11.01	12.97	199
2005	10.57	11.01	148
Dreyfus IP Technology Growth Portfolio – Initial Shares
2014	16.24	17.13	128
2013	12.39	16.24	145
2012	10.86	12.39	181
2011	11.93	10.86	227
2010	9.30	11.93	213
2009	5.98	9.30	236
2008	10.29	5.98	190
2007	9.09	10.29	223
2006	8.83	9.09	245
2005	8.62	8.83	238
Fidelity® VIP Contrafund® Portfolio – Initial Class
2014	38.48	42.52	1,174
2013	29.70	38.48	1,268
2012	25.84	29.70	1,398
2011	26.86	25.84	1,633
2010	23.21	26.86	1,868
2009	17.33	23.21	2,147
2008	30.54	17.33	2,435
2007	26.31	30.54	2,842
2006	23.86	26.31	3,259
2005	20.67	23.86	3,556
Fidelity® VIP Equity-Income Portfolio – Initial Class
2014	26.78	28.74	544
2013	21.17	26.78	593
2012	18.29	21.17	634
2011	18.35	18.29	729
2010	16.14	18.35	861
2009	12.56	16.14	978
2008	22.19	12.56	1,111
2007	22.14	22.19	1,365

32

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2006	18.66	22.14	1,526
2005	17.86	18.66	1,698
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2014(f)	10.00	11.27	4
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2014	28.83	30.17	329
2013	21.49	28.83	364
2012	19.01	21.49	406
2011	21.60	19.01	491
2010	17.02	21.60	560
2009	12.34	17.02	576
2008	20.70	12.34	634
2007	18.18	20.70	740
2006	16.39	18.18	811
2005	14.07	16.39	702
Invesco V.I. American Value Fund – Series II Shares
2014	11.80	12.75	20
2013(e)	10.00	11.80	7
Invesco V.I. International Growth Fund – Series II Shares
2014(f)	10.00	9.68	7
Janus Aspen Global Research Portfolio – Institutional Shares
2014	21.98	23.31	864
2013	17.34	21.98	951
2012	14.63	17.34	1,044
2011	17.18	14.63	1,178
2010	15.03	17.18	1,331
2009	11.06	15.03	1,499
2008	20.24	11.06	1,684
2007	18.71	20.24	1,986
2006	16.03	18.71	2,371
2005	15.34	16.03	2,835
MFS® Investors Trust Series – Initial Class
2014	16.50	18.07	76
2013	12.66	16.50	79
2012	10.76	12.66	79
2011	11.14	10.76	80
2010	10.16	11.14	92
2009	8.11	10.16	104
2008	12.28	8.11	111
2007	11.28	12.28	128
2006	10.12	11.28	163
2005	9.55	10.12	194
MFS® Research Series – Initial Class
2014	17.96	19.54	65
2013	13.76	17.96	68
2012	11.88	13.76	79
2011	12.09	11.88	96
2010	10.57	12.09	113
2009	8.20	10.57	130
2008	13.01	8.20	155
2007	11.64	13.01	181
2006	10.67	11.64	210
2005	10.03	10.67	277
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2014	22.48	23.81	70
2013	17.22	22.48	78
2012	15.56	17.22	87
2011	15.72	15.56	72
2010	12.37	15.72	68
2009	9.54	12.37	61
2008	17.11	9.54	67
2007	14.19	17.11	72
2006	12.56	14.19	60
2005	11.22	12.56	46

33

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2014(f)	10.00	10.65	47
PIMCO VIT Total Return Portfolio – Advisor Class
2014(f)	10.00	10.14	18
Royce Micro-Cap Portfolio – Investment Class
2014	18.21	17.33	121
2013	15.25	18.21	133
2012	14.35	15.25	197
2011	16.54	14.35	175
2010	12.90	16.54	179
2009	8.27	12.90	178
2008	14.76	8.27	168
2007	14.38	14.76	189
2006	12.04	14.38	169
2005(a)	10.00	12.04	26
UIF U.S. Real Estate Portfolio – Class II
2014	8.98	11.47	67
2013(e)	10.00	8.98	17
Victory VIF Diversified Stock Fund – Class A Shares
2014	17.23	18.75	54
2013	13.04	17.23	63
2012	11.36	13.04	62
2011	12.35	11.36	76
2010	11.14	12.35	85
2009	8.88	11.14	95
2008	14.48	8.88	119
2007	13.34	14.48	110
2006	11.89	13.34	108
2005	11.07	11.89	104

(a)	For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(b)	For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.
(c)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(d)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.
(e)	For the period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.
(f)	For the period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.

34

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
(Accumulation unit value in dollars and Number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2014	15.56	16.98	207
2013	12.96	15.56	205
2012	11.72	12.96	182
2011	11.58	11.72	203
2010	10.35	11.58	239
2009	8.54	10.35	281
2008	11.55	8.54	374
2007	11.41	11.55	504
2006	10.47	11.41	522
2005(a)	10.00	10.47	384
MainStay VP Bond – Initial Class
2014	22.82	23.84	333
2013	23.55	22.82	432
2012	22.80	23.55	585
2011	21.54	22.80	642
2010	20.23	21.54	735
2009	19.02	20.23	814
2008	18.57	19.02	879
2007	17.67	18.57	1,074
2006	17.12	17.67	1,291
2005	16.97	17.12	1,633
MainStay VP Cash Management – Initial Class
2014	1.36	1.35	3,667
2013	1.38	1.36	5,734
2012	1.40	1.38	6,226
2011	1.42	1.40	8,756
2010	1.44	1.42	7,956
2009	1.46	1.44	10,684
2008	1.44	1.46	17,809
2007	1.39	1.44	12,112
2006	1.35	1.39	10,856
2005	1.33	1.35	11,934
MainStay VP Common Stock – Initial Class
2014	42.52	48.07	526
2013	31.75	42.52	593
2012	27.56	31.75	641
2011	27.49	27.56	752
2010	24.73	27.49	895
2009	20.47	24.73	1,057
2008	32.60	20.47	1,254
2007	31.41	32.60	1,551
2006	27.32	31.41	1,891
2005	25.70	27.32	2,370
MainStay VP Conservative Allocation – Service Class
2014	14.70	15.10	537
2013	13.21	14.70	494
2012	12.12	13.21	520
2011	11.96	12.12	570
2010	10.85	11.96	634
2009	9.01	10.85	614
2008	11.22	9.01	706
2007	10.60	11.22	578
2006(b)	10.00	10.60	274
MainStay VP Convertible – Initial Class
2014	31.27	33.33	264
2013	25.28	31.27	282
2012	23.46	25.28	297
2011	24.96	23.46	357
2010	21.45	24.96	414
2009	14.88	21.45	464

35

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2008	22.98	14.88	513
2007	20.27	22.98	632
2006	18.60	20.27	785
2005	17.67	18.60	961
MainStay VP Cornerstone Growth – Initial Class
2014	31.46	33.79	1,153
2013	25.56	31.46	1,287
2012	22.52	25.56	1,444
2011	23.14	22.52	1,614
2010	20.89	23.14	1,840
2009	15.77	20.89	2,159
2008	26.14	15.77	2,553
2007	23.56	26.14	3,168
2006	22.85	23.56	4,037
2005	21.36	22.85	5,068
MainStay VP Eagle Small Cap Growth – Initial Class
2014	12.77	12.92	321
2013	9.88	12.77	364
2012(d)	10.00	9.88	432
MainStay VP Eagle Small Cap Growth – Service Class
2014	11.62	11.73	13
2013(e)	10.00	11.62	21
MainStay VP Emerging Markets Equity – Initial Class
2014	9.34	8.11	395
2013	10.00	9.34	443
2012(d)	10.00	10.00	588
MainStay VP Floating Rate – Service Class
2014	12.37	12.29	413
2013	12.03	12.37	478
2012	11.40	12.03	470
2011	11.33	11.40	388
2010	10.65	11.33	421
2009	8.09	10.65	438
2008	10.65	8.09	365
2007	10.54	10.65	764
2006	10.10	10.54	790
2005(a)	10.00	10.10	285
MainStay VP Government – Initial Class
2014	21.97	22.69	328
2013	22.82	21.97	377
2012	22.24	22.82	498
2011	21.26	22.24	600
2010	20.44	21.26	711
2009	20.38	20.44	853
2008	18.80	20.38	1,076
2007	17.86	18.80	1,022
2006	17.38	17.86	1,249
2005	17.20	17.38	1,569
MainStay VP Growth Allocation – Service Class
2014	14.62	15.10	189
2013	11.35	14.62	151
2012	9.98	11.35	204
2011	10.41	9.98	240
2010	9.19	10.41	277
2009	7.29	9.19	317
2008	11.87	7.29	345
2007	10.92	11.87	370
2006(b)	10.00	10.92	190
MainStay VP High Yield Corporate Bond – Initial Class
2014	38.00	38.18	1,340
2013	36.10	38.00	1,588
2012	32.25	36.10	1,770
2011	30.75	32.25	1,882
2010	27.64	30.75	2,212

36

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2009	19.61	27.64	2,408
2008	26.18	19.61	2,640
2007	25.92	26.18	3,670
2006	23.44	25.92	4,543
2005	23.07	23.44	5,729
MainStay VP ICAP Select Equity – Initial Class
2014	19.51	20.97	1,289
2013	15.17	19.51	1,418
2012	13.30	15.17	1,534
2011	13.67	13.30	1,781
2010	11.73	13.67	2,038
2009	9.18	11.73	2,411
2008	14.90	9.18	2,381
2007	14.13	14.90	583
2006	12.00	14.13	207
2005	11.53	12.00	216
MainStay VP Income Builder – Initial Class
2014	35.43	37.80	933
2013	30.32	35.43	1,011
2012	26.71	30.32	1,097
2011	25.99	26.71	1,233
2010	22.94	25.99	1,412
2009	18.81	22.94	1,646
2008	26.08	18.81	1,979
2007	24.57	26.08	2,532
2006	22.74	24.57	3,104
2005	21.63	22.74	3,755
MainStay VP International Equity – Initial Class
2014	25.08	24.11	234
2013	22.07	25.08	259
2012	18.72	22.07	297
2011	22.58	18.72	353
2010	21.81	22.58	394
2009	18.51	21.81	459
2008	25.23	18.51	564
2007	24.36	25.23	743
2006	18.79	24.36	800
2005	17.63	18.79	792
MainStay VP Janus Balanced – Initial Class
2014	12.37	13.27	1,572
2013	10.43	12.37	1,725
2012(d)	10.00	10.43	1,935
MainStay VP Large Cap Growth – Initial Class
2014	22.69	24.77	184
2013	16.84	22.69	203
2012	15.08	16.84	258
2011	15.32	15.08	228
2010	13.36	15.32	225
2009	9.67	13.36	279
2008	16.00	9.67	262
2007	13.36	16.00	283
2006	12.62	13.36	368
2005	12.25	12.62	400
MainStay VP Marketfield – Service Class
2014	11.04	9.58	100
2013(e)	10.00	11.04	83
MainStay VP MFS® Utilities – Service Class
2014	12.73	14.13	949
2013	10.75	12.73	936
2012(d)	10.00	10.75	952
MainStay VP Mid Cap Core – Initial Class
2014	25.97	29.32	322
2013	18.50	25.97	340
2012	15.95	18.50	353

37

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2011	16.66	15.95	435
2010	13.65	16.66	505
2009	10.10	13.65	577
2008	17.71	10.10	316
2007	17.08	17.71	411
2006	15.06	17.08	484
2005	13.16	15.06	577
MainStay VP Moderate Allocation – Service Class
2014	14.89	15.34	797
2013	12.70	14.89	709
2012	11.45	12.70	615
2011	11.52	11.45	595
2010	10.35	11.52	658
2009	8.45	10.35	754
2008	11.48	8.45	694
2007	10.72	11.48	596
2006(b)	10.00	10.72	318
MainStay VP Moderate Growth Allocation – Service Class
2014	15.10	15.56	525
2013	12.18	15.10	572
2012	10.79	12.18	609
2011	11.09	10.79	674
2010	9.85	11.09	706
2009	7.79	9.85	695
2008	11.72	7.79	766
2007	10.88	11.72	735
2006(b)	10.00	10.88	394
MainStay VP PIMCO Real Return – Service Class
2014	9.35	9.44	132
2013	10.44	9.35	205
2012(d)	10.00	10.44	381
MainStay VP S&P 500 Index – Initial Class
2014	45.60	51.02	999
2013	34.99	45.60	1,102
2012	30.65	34.99	1,200
2011	30.49	30.65	1,373
2010	26.92	30.49	1,554
2009	21.60	26.92	1,790
2008	34.75	21.60	2,167
2007	33.45	34.75	2,726
2006	29.36	33.45	3,363
2005	28.39	29.36	4,183
MainStay VP T. Rowe Price Equity Income – Initial Class
2014	13.72	14.60	494
2013	10.67	13.72	546
2012(d)	10.00	10.67	577
MainStay VP Unconstrained Bond – Service Class
2014	11.23	11.27	242
2013	10.95	11.23	167
2012	9.76	10.95	90
2011(c)	10.00	9.76	35
MainStay VP U.S. Small Cap – Initial Class
2014	20.64	21.71	163
2013	15.16	20.64	181
2012	13.62	15.16	169
2011	14.18	13.62	178
2010	11.49	14.18	210
2009	8.26	11.49	239
2008	15.85	8.26	106
2007	11.80	15.85	158
2006	10.61	11.80	177
2005	9.59	10.61	203
MainStay VP Van Eck Global Hard Assets – Initial Class
2014	8.98	7.88	567

38

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2013	8.98	9.83	589
2012(d)	10.00	8.98	818
American Funds IS® New World Fund® – Class 4
2014(f)	10.00	9.17	5
BlackRock® Global Allocation V.I. Fund – Class III
2014	10.96	11.03	121
2013	9.71	10.96	101
2012	8.94	9.71	88
2011(c)	10.00	8.94	44
BlackRock® High Yield V.I. Fund – Class III
2014(f)	10.00	9.84	12
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2014	18.34	18.65	42
2013	13.86	18.34	45
2012	12.62	13.86	48
2011	13.62	12.62	59
2010	10.91	13.62	73
2009	8.84	10.91	92
2008	12.47	8.84	117
2007	12.97	12.47	138
2006	11.01	12.97	169
2005	10.57	11.01	102
Dreyfus IP Technology Growth Portfolio – Initial Shares
2014	16.74	17.65	70
2013	12.77	16.74	83
2012	11.19	12.77	80
2011	12.29	11.19	68
2010	9.58	12.29	71
2009	6.16	9.58	82
2008	10.61	6.16	72
2007	9.37	10.61	108
2006	9.10	9.37	109
2005	8.88	9.10	141
Fidelity® VIP Contrafund® Portfolio – Initial Class
2014	39.23	43.35	589
2013	30.28	39.23	656
2012	26.35	30.28	742
2011	27.38	26.35	857
2010	23.67	27.38	1,001
2009	17.67	23.67	1,168
2008	31.14	17.67	1,436
2007	26.82	31.14	1,758
2006	24.33	26.82	2,074
2005	21.07	24.33	2,341
Fidelity® VIP Equity-Income Portfolio – Initial Class
2014	26.98	28.96	299
2013	21.33	26.98	339
2012	18.42	21.33	351
2011	18.48	18.42	413
2010	16.26	18.48	489
2009	12.65	16.26	614
2008	22.35	12.65	802
2007	22.30	22.35	1,018
2006	18.80	22.30	1,207
2005	17.99	18.80	1,382
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2014(f)	10.00	11.27	6
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2014	28.34	29.66	171
2013	21.13	28.34	179
2012	18.69	21.13	199
2011	21.24	18.69	225
2010	16.73	21.24	263
2009	12.13	16.73	296

39

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2008	20.35	12.13	343
2007	17.87	20.35	441
2006	16.11	17.87	499
2005	13.83	16.11	501
Invesco V.I. American Value Fund – Series II Shares
2014	11.80	12.75	11
2013(e)	10.00	11.80	6
Invesco V.I. International Growth Fund – Series II Shares
2014(f)	10.00	9.68	7
Janus Aspen Global Research Portfolio – Institutional Shares
2014	21.94	23.27	441
2013	17.31	21.94	488
2012	14.60	17.31	570
2011	17.15	14.60	663
2010	15.00	17.15	757
2009	11.03	15.00	895
2008	20.20	11.03	1,045
2007	18.67	20.20	1,301
2006	16.00	18.67	1,550
2005	15.31	16.00	2,010
MFS® Investors Trust Series – Initial Class
2014	16.05	17.59	42
2013	12.32	16.05	46
2012	10.47	12.32	43
2011	10.84	10.47	48
2010	9.89	10.84	50
2009	7.89	9.89	66
2008	11.95	7.89	76
2007	10.98	11.95	92
2006	9.84	10.98	111
2005	9.29	9.84	135
MFS® Research Series – Initial Class
2014	18.20	19.80	43
2013	13.94	18.20	47
2012	12.04	13.94	46
2011	12.25	12.04	45
2010	10.71	12.25	52
2009	8.31	10.71	67
2008	13.17	8.31	80
2007	11.79	13.17	118
2006	10.81	11.79	143
2005	10.16	10.81	175
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2014	23.57	24.97	34
2013	18.05	23.57	44
2012	16.32	18.05	51
2011	16.49	16.32	43
2010	12.97	16.49	51
2009	10.01	12.97	49
2008	17.95	10.01	59
2007	14.88	17.95	68
2006	13.17	14.88	41
2005	11.76	13.17	40
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2014(f)	10.00	10.65	30
PIMCO VIT Total Return Portfolio – Advisor Class
2014(f)	10.00	10.14	23
Royce Micro-Cap Portfolio – Investment Class
2014	18.16	17.28	53
2013	15.21	18.16	68
2012	14.32	15.21	92
2011	16.50	14.32	117
2010	12.86	16.50	126
2009	8.25	12.86	124

40

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2008	14.73	8.25	146
2007	14.35	14.73	164
2006	12.01	14.35	122
2005(a)	10.00	12.01	26
UIF U.S. Real Estate Portfolio – Class II
2014	8.98	11.47	84
2013(e)	10.00	8.98	4
Victory VIF Diversified Stock Fund – Class A Shares
2014	16.77	18.24	22
2013	12.69	16.77	27
2012	11.05	12.69	24
2011	12.02	11.05	26
2010	10.84	12.02	38
2009	8.64	10.84	51
2008	14.09	8.64	64
2007	12.98	14.09	87
2006	11.57	12.98	91
2005	10.78	11.57	64

(a)	For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(b)	For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.
(c)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(d)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.
(e)	For the period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.
(f)	For the period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

AND THE SEPARATE ACCOUNT

New York Life Insurance and Annuity Corporation

New York Life Insurance and Annuity Corporation (“NYLIAC”) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $139.5 billion at the end of 2014. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.

The Separate Accounts

Separate Accounts-I and II were established on October 5, 1992; Separate Account-III was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. Each Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Accounts.

Although the assets of each Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC’s other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of the Fixed Account and any other separate account of NYLIAC.

Separate Accounts-I and II currently have 54 Investment Divisions, some of which may not be available under your policy; Separate Account-III currently has 78 Investment Divisions, some of which may not be available under your policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

The Portfolios

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

We offer no assurance that any of the Eligible Portfolios will attain their respective stated objectives.

The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called “mixed funding.” The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund’s investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is

42

whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.

We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services we provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

The amounts we receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, we receive payments or revenue under various arrangements in amounts ranging from 0.15% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

Asset Allocation Models

Asset Allocation Models may be available in connection with the policy, at no extra charge. You can select only one Asset Allocation Model at a time. Each Asset Allocation Model specifies percentage allocations among various Investment Divisions available through your policy. If you wish to allocate your Accumulation Value to an Asset Allocation Model, you may do so by notifying us in writing at one of the addresses listed in Question 15 of this Prospectus, subject to model availability.

The Asset Allocation Models are static. You may rebalance your allocation(s) to an Asset Allocation Model to reflect the model’s original percentages by notifying us in writing at one of the addresses listed in Question 15 of this Prospectus. We may periodically update Asset Allocation Models or make new Asset Allocation Models available. You will not be provided with information regarding any periodic updates to the Asset Allocation Models, or the creation of new Asset Allocation Models. We will not reallocate your Accumulation Value based on any such updates or the existence of a new model(s). However, the Investment Divisions and allocation percentages for your model could change due to events such as mergers, substitutions, liquidations or closures.

You may obtain information on new or updated Asset Allocation Models by contacting your registered representative. You should consult your registered representative periodically to consider whether any model you have selected is still appropriate for you. If you wish to remove funds from your current Asset Allocation Model, and/or allocate funds to another Asset Allocation Model, you may do so by notifying us in writing at one of the addresses listed in Question 15 of this Prospectus, subject to model availability. Transfers into or out of an Asset Allocation Model count as one transfer and are subject to the conditions and restrictions listed in “THE POLICIES”, below.

There may be Asset Allocation Models that are no longer available after you remove your funds from them. If an Asset Allocation Model is closed to new investments and you have funds allocated to it, you may rebalance your existing funds in the model as specified above. Please contact your registered representative for a current list of Asset Allocation Models available under the policy. You may change your model allocations at any time and reallocate the funds to other Investment Divisions or another Asset Allocation Model.

You may also have funds from Interest Sweep allocated to an Asset Allocation Model. Allocation Options other than the Asset Allocation Models are available that may enable you to allocate your Accumulation Value with similar risk and/or return characteristics.

We have no discretionary authority or control over your investment decisions. The Asset Allocation Models are comprised of then available Investment Divisions and do not include the Fixed Account. We make available educational information and materials (e.g., risk tolerance questionnaire, and Fund prospectuses) that can help you select an Asset Allocation Model, but we do not recommend any particular Asset Allocation Model or otherwise provide advice as to what Asset Allocation Model may be appropriate for you. Consequently, you are responsible for your decision to allocate your Accumulation Value to an Asset Allocation Model, and to select the Asset Allocation Model that is best for you.

43

Asset allocation does not guarantee that your Accumulation Value will increase or protect against losses in a declining market. Tools used to assess your risk tolerance, such as the Investor Profile, may not be accurate and could be less effective if your circumstances change over time. We reserve the right to terminate or change the asset allocation program at any time.

An Asset Allocation Model may not perform as intended. Hence, it may not achieve its investment objective or reduce volatility. When considering an Asset Allocation Model for your situation, you should consider your other assets, income and investments in addition to this policy. An Asset Allocation Model may perform better or worse than any single investment option or any other combination of investment options. Asset Allocation does not guarantee that your Accumulation Value will increase, or protect against losses. In addition, the timing of your investment and any rebalancing may affect performance.

Because returns from each Investment Division in the Asset Allocation Models will vary, over time the percentage of your policy’s Accumulation Value that is allocated to each Investment Division in the Asset Allocation Model you select may not remain at the initial percentages. To keep your Accumulation Value at these initial percentages in line with your current investment objective, consider choosing the Automatic Asset Reallocation option. (See “THE POLICIES- Automatic Asset Reallocation”.)

Rebalancing and periodic updating of Asset Allocation Models can cause the Investment Divisions that make up the model to incur transactional expenses to raise cash for money flowing out of the Funds or vice versa. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the Asset Allocation Models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund’s prospectus.

Conflicts of Interest

New York Life Investment Management LLC (“New York Life Investments”), an affiliate of NYLIAC and the Investment Adviser to the MainStay VP Funds Trust, designed the Asset Allocation Models. While the Asset Allocation Models are designed to offer you a convenient way to make allocation decisions, you should be aware that New York Life Investments is subject to competing interests that may have influenced its decision making with regard to the composition of the Asset Allocation Models. For example, because New York Life Investments receives fees for advising the MainStay VP Funds Trust, it benefits from including a relatively high percentage of these Investment Divisions in the Asset Allocation Models. MainStay VP Investment Divisions also predominate in the Asset Allocation Models because they represent the majority of Investment Divisions offered with the policy and are prevalent among the low- and moderate-risk Investment Divisions that make up the Asset Allocation Models. New York Life Investments also did not include certain non-proprietary Investment Divisions in the Asset Allocation Models because their investment profile (e.g., sector-specific concentration or shifting asset composition) was determined to be incompatible with the risk and return profile of the Asset Allocation models. As Investment Divisions may have been included in an Asset Allocation Model based on asset class exposure, they may have also been selected over Investment Divisions with better past investment performance or lower fees.

As noted above, we receive payments or compensation from the Funds or their Investment Advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that we provide with respect to the Eligible Portfolios and their availability through the policies. The amount of this revenue and how it is computed varies by Fund, may be significant, and may create conflicts of interest in the design of the Asset Allocation Models.

44

The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
MainStay VP Funds Trust

New York Life Investment

Management LLC

Subadviser:

New York Life Investors LLC (“NYL Investors”)

Subadvisers: Cornerstone Capital Management Holdings LLC (“Cornerstone”) and NYL Investors

Subadviser:

Cornerstone

Subadviser:

Cushing Asset Management, LP

Subadvisers:

Candriam Belgium and Cornerstone

Subadviser:

Eagle Asset Management, Inc.

Subadviser:

Janus Capital Management LLC

Subadviser:

Marketfield Asset Management LLC

Subadviser:

Massachusetts Financial Services

Company (“MFS”)

Subadviser:

Pacific Investment Management

Company LLC

Subadviser:

T. Rowe Price Associates, Inc.

Subadviser:

Van Eck Associates Corporation

Subadviser: MacKay Shields LLC (“MacKay”)

Subadviser: Institutional Capital LLC

Subadviser: Winslow Capital

Management, Inc.

Subadvisers: Epoch Investment

Partners, Inc. (“Epoch”) and MacKay

Subadviser: Epoch

MainStay VP Conservative Allocation

MainStay VP Growth Allocation

MainStay VP Moderate Allocation

MainStay VP Moderate Growth Allocation

MainStay VP Bond

MainStay VP Cash Management

MainStay VP Floating Rate

MainStay VP Balanced

MainStay VP Common Stock

MainStay VP Cornerstone Growth

MainStay VP International Equity

MainStay VP Mid Cap Core

MainStay VP S&P 500 Index

MainStay VP Cushing Renaissance Advantage

MainStay VP Emerging Markets Equity

MainStay VP Eagle Small Cap Growth*

MainStay VP Janus Balanced*

MainStay VP Marketfield

MainStay VP MFS® Utilities

MainStay VP PIMCO Real Return

MainStay VP T. Rowe Price Equity Income

MainStay VP Van Eck Global Hard Assets

MainStay VP Convertible

MainStay VP Government;

MainStay VP High Yield Corporate Bond

MainStay VP Unconstrained Bond

MainStay VP ICAP Select Equity

MainStay VP Large Cap Growth

MainStay VP Income Builder

MainStay VP U.S. Small Cap

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FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.	Invesco V.I. American Value Fund Invesco V.I. International Growth Fund

American Funds Insurance Series®	Capital Research and Management Company (“CRMC”)	American Funds IS® Global Small Capitalization Fund® American Funds IS® New World Fund®

BlackRock® Variable Series Funds, Inc.	BlackRock Advisors, LLC	BlackRock® Global Allocation V.I. Fund BlackRock® High Yield V.I. Fund

Columbia Funds Variable Series Trust II Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers, LLC Subadviser: Threadneedle International Limited	Columbia Variable Portfolio — Emerging Markets Bond Fund Columbia Variable Portfolio — Commodity Strategy Fund Columbia Variable Portfolio — Small Cap Value Fund

Dreyfus Investment Portfolios	The Dreyfus Corporation	Dreyfus IP Technology Growth Portfolio

Fidelity® Variable Insurance Products Fund	Fidelity Management and Research Company (“FMR”) Subadvisers: FMR Co., Inc. (“FMRC”) and other affiliates of FMR	Fidelity® VIP Contrafund® Portfolio Fidelity® VIP Equity-Income Portfolio Fidelity® VIP Growth Opportunities Portfolio Fidelity® VIP Mid Cap Portfolio

Janus Aspen Series	Janus Capital Management LLC	Janus Aspen Global Research Portfolio

MFS® Variable Insurance Trust	Massachusetts Financial Services Company (“MFS”)	MFS® Investors Trust Series; MFS® Research Series;

Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC Subadviser: Neuberger Berman LLC	Neuberger Berman AMT Mid Cap Growth Portfolio

PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC (“PIMCO”)	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) PIMCO VIT Total Return Portfolio

The Royce Capital Fund	Royce & Associates, LLC	Royce Micro-Cap Portfolio

The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.	UIF U.S. Real Estate Portfolio

Victory Variable Insurance Funds	Victory Capital Management Inc.	Victory VIF Diversified Stock Fund

*	New allocations to the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions will not be accepted from policyowners who were not invested in the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Division on February 17, 2012. For existing policyowners, if you remove all of your Accumulation Value from the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions on or after February 17, 2012, you will not be able to reinvest in these Investment Divisions.

Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisors, and the Portfolios. The Funds’ prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully

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considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen.

Investment selections should be based on a thorough investigation of all of the information regarding the Eligible Portfolios that are available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions or an Asset Allocation Model for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Additions, Deletions, or Substitutions of Investments

NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account, which is to serve as the funding vehicle for the Policy and certain other variable annuity policies issued by NYLIAC. An investment in an Eligible Portfolio could become inappropriate if, for example, that Eligible Portfolio performs poorly, undergoes a significant management change, or changes its investment objective or investment policies such that they are no longer consistent with the purposes of the policies funded by the Separate Account.

To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment, or other conditions warrant. Please note that any such changes could affect the performance of the Asset Allocation Models.

In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.

Reinvestment

We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

THE POLICIES

This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions or Asset Allocation Model you select, as well as the interest credited on the Fixed Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model. We offer no assurance that the investment objectives of the Investment Divisions or an Asset Allocation Model will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.

As the Owner of the policy, you have the right to (a) change a revocable Beneficiary, (b) name a new Owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

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The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete our approved “Transfer of Ownership” form in effect at the time of the request. This change will take effect as of the date you signed the form, subject to any payment we made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact us for specific information that may be applicable to your state.

Selecting the Variable Annuity That’s Right for You

In addition to the policies described in this Prospectus, we offer other variable annuities, each having different features, fees, and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon, and policy feature preferences.

The availability of optional policy features may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

Qualified and Non-Qualified Policies

We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

(1)	Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions, in each case in accordance with the employer’s plan document and/or applicable tax requirements (see FEDERAL TAX MATTERS—Qualified Policies—Important Information Regarding Final Code Section 403 (b) Regulations). We will no longer be accepting contributions or issuing new policies for ERISA 403(b) plans;

(2)	Section 408 or 408A Individual Retirement Annuities (IRAs), including: Roth IRAs, SEP and SIMPLE IRAs

(3)	Section 457 Deferred Compensation Plans.

Please	see “FEDERAL TAX MATTERS” for a detailed description of these plans.

If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:

•	A guaranteed death benefit, as explained in this Prospectus.

•	The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

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•	A Fixed Account that features a guaranteed fixed interest rate.

•	An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions offered under the policy.

•	The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

Policy Application and Premium Payments

To purchase a policy, you must complete an application. The application is sent by your registered representative to NYLIAC’s Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and we have received all other information necessary to process the application, we will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If we cannot credit the initial premium payment within five Business Days after we receive it because the application is incomplete or inaccurate, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC’s retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will refund the initial premium payment immediately.

Acceptance of applications is subject to NYLIAC’s rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If we issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. Acceptance of initial and subsequent premium payments is subject to our suitability standards.

Separate Account III currently consists of 78 Investment Divisions, some of which may not be available under your policy, the Asset Allocation Models, as well as the Fixed Account. You may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Option at the time a premium payment is made.

The minimum initial premium payment for Qualified Policies is as follows:

(a)	for TSAs, $50 per month or a $2,000 single premium;

(b)	for IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

(c)	for deferred compensation plans, $50 per month; and

(d)	for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

(e)	For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement, $50 per month.

For Non-Qualified Policies, the minimum initial premium payment is $5,000 single premium or a $2,500 premium payment plus $50 per month as either pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You may make additional premium payments of at least $50 each or such lower amount as we may permit at any time. Acceptance of initial and additional premium payments is subject to our suitability standards. The currently available methods of payment are direct payments to NYLIAC, pre- authorized monthly deductions from your bank, a credit union or similar accounts, public and private employee payroll deductions, and any other method agreed to by us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

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For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or applicable law. NYLIAC also reserves the right in its discretion to accept premium payments of less than $50, provided such discretion is exercised in a non-discriminatory manner.

For policies investing in Separate Accounts–I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

(a)	For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

(b)	For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension (“SEP”) plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

(c)	For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

(d)	For Individual Retirement Annuity (“IRA”) policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre- authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

Tax-Free Section 1035 Exchanges

Subject to certain restrictions, you can make a tax-free exchange under Section 1035 of the Code of all or a portion of one annuity contract, or all of a life insurance policy for an annuity contract. Section 1035 also provides that an annuity contract may be exchanged in a tax-free transaction for a long-term care insurance policy. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this Prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there may be a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different,

•	you will no longer have access to any benefits from your previous contract (or the benefits may be different), and

•	access to your cash value following a partial exchange may be subject to tax-related limitations.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a 10 percent federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest. New York Life may accept electronically transmitted instructions from your Registered Representative or from another insurance carrier for the purpose of effecting a 1035 exchange. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Payments Returned for Insufficient Funds

If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us at one of the addresses noted in Question 15 of this Prospectus, and we agree.

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Your Right to Cancel (“Free Look”)

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation. Except where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, we will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to us, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

Issue Ages

To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85.

For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75. We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan.

Transfers

You may transfer amounts between Investment Divisions of the Separate Account, an Asset Allocation Model or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions, an Asset Allocation Model or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

There is no charge for the first twelve transfers in any one Policy Year. Any transfer into or out of an Asset Allocation Model counts as one transfer. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See the “FIXED ACCOUNT.”)

You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See “Virtual Service Center (VSC) and Interactive Voice Response System (IVR)”).

•	submit your request in writing on a form we approve to the VPSC at one of the addresses listed in Question 15 of this prospectus (or any other address we indicate to you in writing);

•	use the IVR at 800-598-2019;

•	speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

•	make your request through the VSC.

NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

Limits on Transfers

Procedures Designed to Limit Potentially Harmful Transfers—This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

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Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, we may, for example:

•	reject a transfer request from you or from any person acting on your behalf;

•	restrict the method of making a transfer;

•	charge you for any redemption fee imposed by an underlying Fund; or

•	limit the dollar amount, frequency, or number of transfers.

Currently, if you or someone acting on your behalf requests by telephone and/or electronically transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, we will send you a letter notifying you that the transfer limitation has been exceeded. If we receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when we take this action.

We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the issue date of your policy. All transfers are subject to the limits set forth in this Prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.

We apply our limits on transfers procedures to all owners of this policy without exception.

Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, and/or an Asset Allocation Model the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

Risks Associated with Potentially Harmful Transfers—Our procedures are designed to limit potentially harmful transfers. However, we cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

•

We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.

•	Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

(1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

(2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of

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these combined orders may limit the underlying Fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

•

Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable investment options correspond to the affected underlying Fund portfolios.

•	Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

(1)	an adverse effect on portfolio management, such as:

a)	impeding a portfolio manager’s ability to sustain an investment objective;

b)	causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

c)	causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

(2)	increased administrative and Fund brokerage expenses.

(3)	dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).

Speculative Investing

Do not purchase this policy if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your policy may not be traded on any stock exchange or secondary market. By purchasing this policy you represent and warrant that you are not using this policy, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

Virtual Service Center (VSC) and Interactive Voice Response System (IVR)

Through the VSC and the IVR, you can get up-to-date information about your policy and request fund transfers. Through the VSC, you can also request partial withdrawals. We may revoke VSC and IVR privileges for certain policyowners (see “Limits on Transfers”).

To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because our self-service options will be available to anyone who provides your Social Security number and your PIN; we will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

In order to obtain policy information online via the VSC, you are required to register for access. Visit www.newyorklife.com/vsc and click the “Register Now” button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

As described herein, we will use reasonable procedures to make sure that the instructions we receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received through IVR or VSC that we believe are genuine. We will confirm all transactions in writing.

Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non Business Days will be processed as of the next Business Day.

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We make the VSC or IVR available at our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to us at one of the addresses listed in Question 15 of this Prospectus.

VSC

Currently, the VSC is open Monday through Friday, from 7 a.m. until 4 a.m., Saturday, from 7 a.m. until 10 p.m. and Sunday from 7 a.m. until 8 p.m. (Eastern Time).

The VSC enables you to:

•	e-mail your registered representative or VPSC;

•	obtain current policy values;

•	transfer assets between investment options;

•	request partial withdrawals;

•	change the allocation of future premium payments;

•	reset your password;

•	change your address;

•	obtain service forms;

•	view and download policy statements;

•	set up a new Automatic Asset Reallocation arrangement or modify an existing arrangement;

•	change your phone number or e-mail address;

•	view and update beneficiary information;

•	update your Investor Profile; and

•	enroll in eDelivery of select policy materials.

The VSC enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports electronically for your Policy online at www.newyorklife.com/vsc. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

IVR

The IVR is available 24 hours a day, seven days a week. We record all calls.

The IVR enables you to:

•	obtain current Policy values;

•	transfer assets between investment options;

•	change the allocation of future premium payments; and

•	speak with one of our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

Registered Representative Actions

You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions. To do so, you must send VPSC a Telephone Authorization Form completed in a form acceptable to us to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (such as Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See “The Policies—Transfers” for information on how to transfer assets between Investment Divisions and/or an Asset Allocation Model.

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NYLIAC does not permit current or former registered representatives to obtain authorization to effect policy transactions through the Telephone Authorization Form. Authorization to these registered representatives will be limited to accessing policy information only.

You may authorize us to accept electronic instructions from a registered representative or a registered service assistant assigned to your policy in order to make premium allocations, transfers among investment options, Automatic Asset Reallocation (AAR) updates (if applicable), partial withdrawals and changes to your investment objective and/or risk tolerance. Your AAR will be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at that time to be consistent with your investment option transfer and premium allocation changes. To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers, you must send a completed Variable Product Electronic Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. You must provide a separate authorization in order for your registered representative or the service assistant assigned to your policy to be able to make online partial withdrawals on your behalf. Any online partial withdrawal is subject to dollar amount limits that we establish. We may revoke Trading Authorization privileges for certain policyowners (See “Limits on Transfers”). Trading Authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

Faxed requests are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests for policy transactions or emails of imaged, signed service requests. E-mail inquires that are non-transactional may be sent through the VSC once they have passed all security protocols to identify the policyowner.

We may choose to accept forms you have completed that your Registered Representative or your local General Office transmits to us electronically via our internal secured network. We will accept electronically-transmitted service forms only. Transfer and withdrawal requests are not accepted under this process. For information on how to initiate a transfer between Investment Divisions, or request a withdrawal, please refer to “THE POLICIES — Transfers” or “DISTRIBUTIONS UNDER THE POLICY — Partial Withdrawals”. We will not accept Email or Fax requests for transactions affecting your investments under the policy.

Dollar Cost Averaging

The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under Dollar Cost Averaging as part of your 12 free transfers each Policy Year.

Under this option, which is available at no additional cost, you may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance remaining in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactive this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process transfers under our Traditional Dollar Cost Averaging Option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the

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addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. You may also process a Traditional Dollar Cost Averaging transfer by any other method we make available. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

You may cancel the Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to us to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$8.00	12.50
3	$100	$12.50	8.00
4	$100	$7.50	13.33

Total	$400	$38.00	43.83

The average unit price is calculated as follows:

Total share price	=	$38.00	=	$9.50
Number of months		4

The average unit cost is calculated as follows:

Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83

In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

Automatic Asset Reallocation

This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible – Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity – Service Class Investment Division. Over time, the fluctuations in each of these Investment Division’s investment results will shift the percentages. If you elect the Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may also utilize the Automatic Asset Reallocation Option if your Variable Accumulation Value is allocated to an Asset Allocation Model. You may choose to have reallocations made on your quarterly, semi-annual or annual policy anniversary. To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. You may also process an Automatic Asset Reallocation transfer by any other method we make available. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If we receive your completed Automatic Asset Reallocation request form for this option less than five Business Days prior to the date you request it to begin, the reallocation will begin on the next rebalancing date based on the rebalancing frequency you selected. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. You may modify an existing Automatic Asset Reallocation option by contacting us by phone at the number provided in Question 16 of this Prospectus. The minimum Accumulation Value required to elect this option is $2,500. We will suspend this feature automatically if the Separate Account Value is less than $2,000 on a reallocation date. Once the Separate Account Value equals or exceeds this

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amount, Automatic Asset Reallocation will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. Your Automatic Asset Reallocation will be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current Automatic Asset Reallocation arrangements. You may prevent this cancellation if a conforming Automatic Asset Reallocation change is processed within one Business Day of the inconsistent premium allocation change or transfer.

You may cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation option, you may send a written cancellation request in a form acceptable to us to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.

Interest Sweep

This option, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions or Asset Allocation Model. You must specify the Investment Divisions or Asset Allocation Model, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th and 31st of a month). To process an Interest Sweep transfer you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day). There is no charge imposed for the Interest Sweep option.

You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging or Automatic Asset Reallocation. With an Asset Allocation Model, the Interest Sweep option may be utilized with Automatic Asset Reallocation. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option or the Automatic Asset Reallocation option. We will process the Interest Sweep transfer first.

You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in a form acceptable to us to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as we may determine.

To establish a new Interest Sweep transfer after the option has been cancelled, you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. You may also process Interest Sweep transfers by any other method we make available. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion.

Accumulation Period

(a) Crediting of Premium Payments

You can allocate a portion of each premium payment to one or more Investment Divisions, one Asset Allocation Model or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). The minimum that you can allocate to an Asset Allocation Model is $25 per Investment Division. Unless we notify you otherwise, we will allocate all premium payments to the Investment Divisions, an Asset Allocation Model and/or the Fixed Account as requested.

We will credit that portion of each premium payment you allocate to an Investment Division (or to each of the Investment Divisions that make up an Asset Allocation Model) in the form of Accumulation Units at the value next

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determined after we receive such premium payment. We determine the value of an Accumulation Unit each Business Day. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day we are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests and reflects the deduction of Separate Account charges. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See “THE FIXED ACCOUNT” for a description of interest crediting.)

(b) Valuation of Accumulation Units

The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

Riders

At no additional charge, we include a Living Needs Benefit/Unemployment Rider for all types of policies. These riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to the imposition of a surrender charge upon the happening of certain qualifying events. We also offer the EBB Rider for an additional charge. The Enhanced Spousal Continuance (“ESC”) Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved. See below for descriptions of each rider. Please consult with your registered representative regarding the availability of these riders in your state. Please note that benefits under the riders are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC.

(a) Living Needs Benefit/Unemployment Rider

This Rider is available in jurisdictions where approved. Please contact your registered representative to determine the availability of this rider. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the Unemployment portion of the rider is not available.

You may be eligible to receive all or a portion of the Accumulation Value of your policy without paying a surrender charge if you provide satisfactory proof that a Qualifying Event (as defined below) has occurred. In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date.

The types of Qualifying Events are defined as follows:

Health Care Facility: The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.

Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.

Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months.

Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.

A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.

You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in a form acceptable to us at VPSC at one of the addresses listed in question 15 of this Prospectus. There is no additional charge for this rider.

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(b) Living Needs Benefit Rider

If the Annuitant enters a nursing home, becomes terminally ill or disabled you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date we receive your documentation in a form acceptable to us at VPSC. There is no additional charge for this rider.

(c) Unemployment Benefit Rider

For all Non-Qualified, IRA, SEP IRA, Roth IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy’s Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state’s Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date we receive your notification at VPSC. There is no additional charge for this rider.

(d) Enhanced Beneficiary Benefit Rider (optional)

The EBB Rider is available only at the time of application, in jurisdictions where approved. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die(s) prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS—Other Charges—Enhanced Beneficiary Benefit Rider Charge.”) The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

Age of Oldest Owner or Annuitant at Issue	Range of Applicable Percentages
70 or younger	Not less than 40% nor greater than 60%
71 to 75 inclusive	Not less than 20% nor greater than 40%

When you select the EBB Rider, the applicable percentage will appear on your Policy Data Page. The applicable percentage for the policy will not change once the policy is issued. Please check with your registered representative for further details.

The Gain equals the policy’s Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary at VPSC.

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Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.

There will be no payment under the EBB Rider if on the date we calculate the EBB: 1) there is no Gain, 2) the policy’s Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see THE POLICIES—Riders—Enhanced Spousal Continuance Rider) 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse’s death, 5) if you transfer ownership of the policy or 6) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse’s death. As discussed below in THE POLICIES—Riders—Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. This rider cannot be cancelled without surrendering your policy. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:

1.	The rider is elected at the time of application;

2.	You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

3.	A withdrawal of $20,000 is made in the fourth Policy Year;

4.	Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

5.	You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and

6.	The Enhanced Beneficiary Benefit Rider percentage equals 50%.

First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

Adjusted Premium Payments = $200,000 – $16,000 = $184,000

Third, the Gain is calculated (Accumulation Value – Adjusted Premium Payments):

Gain = $250,000 – $184,000 = $66,000

Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

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In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

(e) Enhanced Spousal Continuance Rider (optional)

If you elect the EBB Rider at the time of application (see above), your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or Section 457 deferred compensation plans.

Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. This rider cannot be cancelled without surrendering your policy.

Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

Policyowner Inquiries

Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 15, 16 and 17 of this Prospectus. Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. To correct an error, we must receive your request for correction within 15 days of the date of the confirmation with the transaction in question. You must provide us with the nature of the error, the date of the error and any other relevant details.

Records and Reports

NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When we receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks (“Check-o-Matic”), payments forwarded by your employer (“list billing”), or through other payments made by pre-authorized deductions to which we agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. It is important that you review your confirmation and quarterly statements immediately to ensure that there are no errors. In order to correct an error, you must call it to our attention within 15 days of the date of the statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (see Question 16 of this Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

CHARGES AND DEDUCTIONS

Surrender Charges

Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply if you elect to receive Income Payments during the first Policy Year.

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If you surrender your policy, we deduct the surrender charge from the amount paid to you. However, you can withdraw any investment gains under your policy without a surrender charge (see “Exceptions to Surrender Charges”, below). In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Options from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Option is less than the necessary surrender charge, we will not process the withdrawal.

The surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:

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Amount of Surrender Charge

Policy Year	Charge
1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
10+	0

The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules.

Exceptions to Surrender Charges

We will not assess a surrender charge:

(a)	on amounts you withdraw in any one Policy Year that are less than or equal to the greater of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments.

(b)	if NYLIAC cancels the policy;

(c)	when we pay proceeds upon the death of the policyowner or the Annuitant;

(d)	when you elect to receive a Life Income Payment in any Policy Year after the first Policy Anniversary;

(e)	when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

(f)	on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

(g)	on withdrawals you make under the Living Needs Benefit Rider, Unemployment Benefit Rider or Living Needs Benefit/Unemployment Rider, if applicable;

(h)	when the aggregate surrender charges under a policy exceed 9.0% of the total premium payments; and

(i)	on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code.

Other Charges

(a) Mortality and Expense Risk Charges

Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.20% (annualized) of the daily average Variable Accumulation Value and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy’s Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

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(b) Administration Fee

Prior to the Annuity Commencement Date, we impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.20% for policies investing in Separate Account III and, 0.10% for policies investing in Separate Accounts-I and II of the daily average Variable Accumulation Value.

(c) Policy Service Charge

For policies investing in Separate Account III, we deduct a $30 annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. For policies investing in Separate Accounts-I and II, this charge will be lesser of $30 or 2% of the Accumulation Value if at the end of the Policy Year or on the date of surrender the Accumulation Value is less than $10,000. We deduct the annual policy service charge from each Allocation Option in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

(d) Fund Charges

The value of the assets in the Separate Account will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund’s prospectus and/or Statement of Additional Information.

(e) Transfer Fees

There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

(f) Enhanced Beneficiary Benefit Rider Charge (optional)

If you elect the EBB Rider (in jurisdictions where available), we will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Option in proportion to its percentage of the Accumulation Value.

The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you elect this rider.

Group and Sponsored Arrangements

For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

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Taxes

NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC’s status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See “FEDERAL TAX MATTERS.”) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

DISTRIBUTIONS UNDER THE POLICY

Surrenders and Withdrawals

You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you can send a written request on a form acceptable to us to VPSC at one of the addresses listed on Question 15 of this Prospectus, or utilize any other method we make available. Fax transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and we have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that VPSC receives the written request, less any outstanding loan balance, surrender charges, taxes that we may deduct, and the annual policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. You can also request a partial withdrawal online using the VSC. Currently, online withdrawals cannot exceed $10,000. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all required information (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS.”)

Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan.) (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(a) Surrenders

We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. If your address or bank account information has been on file with us for less than 15 days, we may require additional verification of your identity, in a form acceptable to us, before we will process a request to send surrender proceeds electronically to that bank account or through the mail to that address. (See “INCOME PAYMENTS.”) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

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(b) Partial Withdrawals

The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Options in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Options, we will allocate the partial withdrawal on a pro-rata basis. We will pay any partial withdrawals generally within seven days after we receive all of the necessary documentation and information. Your requested partial withdrawal will be effective on the date we receive your completed request at the VPSC or online, through the VSC. However, if that day is not a Business Day or if your request is received after the close of the NYSE, then the requested partial withdrawal will be effective on the next Business Day. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS— TAXATION OF ANNUITIES IN GENERAL.”)

If the requested partial withdrawal is equal to the value in any of the Allocation Options from which the partial withdrawal is being made, we will pay the entire value of that Allocation Option, less any surrender charge that may apply to you. For policies investing in Separate Account-III, if honoring a partial withdrawal request would result in an Accumulation Value of less than $2,000, we reserve the right to terminate your policy, subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

Also note that partial withdrawal requests for amounts greater than $50,000 must be received in a form acceptable by us and include a notarized confirmation of the Owner(s) signature or a medallion signature guarantee. If your address or bank account information has been on file with us for less than 30 days, we will either require the request in writing or require additional verification of your identity, in a means acceptable to us, before we will process a request to send partial withdrawal proceeds electronically to that bank account or through the mail to that address. In addition, partial withdrawal requests made from policies that are less than 90 days old or that had an ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus. Faxed requests are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed partial withdrawal requests or e-mails of imaged, signed requests.

(c) Periodic Partial Withdrawals

You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify which Allocation Options from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) If you do not specify otherwise, we will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.

You can elect to receive “Interest Only” periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise.

(d) Hardship Withdrawals

Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be “Hardship Withdrawals.” The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

Required Minimum Distribution Option

For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires,

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whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner’s death.

Our Right to Cancel

If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and, provided that you are not older than the maximum age for making a premium payment as stated on the Policy Data Page, give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

Annuity Commencement Date

The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence (sometimes referred to as annuitization of the policy) under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date. The earliest possible Annuity Commencement Date is the first Policy Anniversary. However, Income Payments generally must begin by the later of age 85 or ten years after the date your policy is issued. If we agree, you may defer the Annuity Commencement Date to a later date provided that we receive written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Death Before Annuity Commencement

Unless amended by any rider attached to the policy, if the Owner or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. That amount will be the greatest of:

(a)	the Accumulation Value, less any outstanding loan balance;

(b)	the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals less any rider charges; or

(c)	the “reset value” plus any additional premium payments made since the most recent “Reset Anniversary,” less any outstanding loan balance, partial withdrawals made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals less any rider charges. This feature is only available for policies investing in Separate Account-III.

In states where approved, we recalculate the reset value, with respect to any policy, every three years from the date of the initial premium payment (“Reset Anniversary”) until you or the Annuitant reaches age 85. For policies owned by a grantor trust, the Reset Value will be recalculated until any grantor reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary’s Accumulation Value, and (b) the prior Reset Anniversary’s value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those partial withdrawals and any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your registered representative regarding the reset value that is available under your particular policy.

We have set forth below an example of how the death benefit is calculated. In this example, we have assumed the following:

(1)	you purchase a policy with a $200,000 premium payment;

(2)	the Accumulation Value is $250,000 in the second Policy Year;

(3)	$20,000 withdrawal is made prior to the policy’s third Policy Anniversary;

(4)	the Accumulation Value is $220,000 on the third Policy Anniversary (Reset Anniversary); and

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(5)	you die in the fourth Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greater of:

(a)	Accumulation Value = $175,000

(b)	Premium payments less

any partial withdrawals; or = $180,000 ($200,000 – $20,000)

(c)	Reset value (Accumulation

Value on third Policy Anniversary) = $220,000

The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any Life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Option in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that we may offer at any time.

We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

(i)	under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

(ii)	under another Income Payment Option we may offer at the time.

Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the Owner’s death. (See “INCOME PAYMENTS.”)

If your spouse (as defined under Federal law) is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and, (b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”)

If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS” below.)

Income Payments

(a) Election of Income Payment Options

We will make Income Payments under the Life Income – Guaranteed Period Payment Option. However, on or before the Annuity Commencement Date, You can elect to receive Income Payments under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. Under the Life Income – Guaranteed Period Payment Option, we will make payments in the same specified amount over the life of the Annuitant with a guarantee that payments will be made for at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. NYLIAC does not currently offer variable Income Payment options.

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If the Life Income – Guaranteed Period Payment Option is not chosen, you may request another method of payment, if we agree to it, at any time before the Annuity Commencement Date. To change the Income Payment Option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. Under the Life Income Payment Option, we may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyholder may elect to apply a portion of the Accumulation Value toward one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. A partial annuitization will reduce the benefits provided under this policy. The Accumulation Value will be reduced by the amount placed under one of the Income Payment options we may offer. Under a partial annuitization, the policy’s Accumulation Value, any riders under the policy and any charges assessed will be treated the same as they would under any other withdrawal from the policy’s Accumulation Value, except that surrender charges will not be assessed. (See “FEDERAL TAX MATTERS.”)

Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

Once Income Payments begin, you may not surrender your policy or make any partial withdrawals.

Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(b) Proof of Survivorship

We may require satisfactory proof of survival from time to time, before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

Delay of Payments

We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

Situations where payment may be delayed:

1.	We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

(a)	The New York Stock Exchange (NYSE) is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

(b)	The SEC, by order, permits us to delay payment in order to protect our policyowners; or

(c)	The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

2.	We may delay payment of any amounts due from the Fixed Account. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.50% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

3.	Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.

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Designation of Beneficiary

You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner’s estate.

If no Beneficiary for any amount payable, or for a stated share, survives you, the right to this amount or this share will pass to your estate. Payment of the proceeds will be made in a single sum to your estate. If any Beneficiary dies at the same time as you, or within fifteen (15) days after your death, but before we receive proof of death and all claim information, we will pay any amount payable as though the Beneficiary died first.

Every state has unclaimed property laws, which generally declare an annuity policy to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or the date the death benefit is due and payable. If, after a thorough search, we are unable to locate you after your policy’s Annuity Commencement Date, or if we are unable to locate your Beneficiary if you die before the Annuity Commencement Date, or you or the Beneficiary do not come forward to claim the policy proceeds or death benefit in a timely manner, the proceeds or death benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the annuitant last resided, as shown on our books and records, or to Delaware (our state of domicile). This escheatment is revocable, however, and the state is obligated to pay back the escheated amount if you or your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designation, including addresses, if and as they change. Please contact us at 1-800-598-2019, or send written notice to one of the addresses in Question 15 of the section of the Prospectus entitled, “Questions and Answers About New York Life Flexible Premium Variable Annuity.”

Restrictions Under Code Section 403(b)(11)

With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g., for hardship or due to a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

Loans

Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 (ERISA). To request a TSA loan, you must send a written request on a form acceptable to us to VPSC. If your address or bank account information has been on file with us for less than 15 days, we may require additional verification of your identity, in a form acceptable to us, before we will process a request to send loan proceeds electronically to that bank account or through the mail to that address. Under your 403(b) policy, you may borrow against your policy’s Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. There must be a minimum Accumulation Value of $5,000 in the policy at the time of the loan. The minimum loan amount

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is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy’s Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal balance in the previous 12 months from your policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans. The credited interest rate will always be at least equal to the minimum guaranteed interest rate stated on the Policy Data Page.

For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moody’s Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

You must repay the loan on a periodic basis not less frequent than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default we will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

We permit loans to acquire a principal residence under the same terms described above, except that:

(a)	the minimum loan amount is $5,000; and

(b)	repayment of the loan amount may be extended to a maximum of twenty-five years.

We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.

Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans. We also deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal upon default of a loan repayment, including any applicable surrender charges.

THE FIXED ACCOUNT

The Fixed Account is held in NYLIAC’s general account, which includes all of NYLIAC’s assets except those assets specifically allocated to NYLIAC’s separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provision. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

(a) Interest Crediting

NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Account under the policies. For

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policies purchased prior to May 1, 2012, please see your Policy’s Data Page for the guaranteed minimum interest rate applicable to your policy. For policies purchased on and after May 1, 2012, the guaranteed minimum interest rate is 1%. Please contact your Registered Representative for the current guaranteed minimum interest rate. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account.

Interest rates will be set quarterly on the first day of each new calendar quarter. All premium payments and additional payments (including transfers from other Investment Divisions) allocated to the Fixed Account during a calendar quarter will receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.

(b) Transfers to Investment Divisions or an Asset Allocation Model

You may transfer amounts from the Fixed Account to the Investment Divisions or an Asset Allocation Model up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (“FIFO”) basis, for purposes of determining the rate at which we credit interest on monies remaining in the Fixed Account.

3. For policies investing in Separate Accounts-I and II whose applications were signed prior to April 1, 1999, you may transfer an amount from the Fixed Account to the Investment Divisions if on any Policy Anniversary: (i) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (ii) within 60 days after that Policy Anniversary, you make a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

(c) Bail-Out (For Policies Investing in Separate Accounts-I and II)

Surrender Charges may be applied to withdrawals from the Fixed Account. (See “SURRENDER CHARGES.”) For policies applied for prior to April 1, 1999, in addition to the “Exceptions to Surrender Charges”, subject to any applicable state insurance law or regulation, a surrender charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary: (1) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (2) within 60 days after that Policy Anniversary, you withdraw part or all of that amount allocated to the Fixed Account. We reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.

The exception described above does not apply to policies applied for on or after April 1, 1999, in states where approved. You should check with your registered representative to determine whether this provision is still available in your state.

Except as part of an existing request relating to the Dollar Cost Averaging or Interest Sweep options, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

You must make transfer requests in writing in a form acceptable to us and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus, by telephone in accordance with established procedures or through our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

We will deduct partial withdrawals and apply any surrender charges to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account

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attributed to additional premium payments or transfers from Investment Divisions in the same order in which you allocated such payments to the Fixed Account during the current Policy Year.

See the policy itself for details and a description of the Fixed Account.

FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC’s tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

Taxation of Annuities in General

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner’s Accumulation Value over the policyowner’s investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual’s gross income. For policies issued in connection with qualified plans, the “investment in the contract” can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant’s life and that are paid from TSAs.

Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the “investment in the contract” exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS’s view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds

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the “investment in the contract” will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant’s final tax return.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyowner may elect to apply a portion of the Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. If a policyowner chooses to partially annuitize a policy, the resulting payments will be taxed as fixed Income Payments described above, only if such payments are received for one of the following periods: (1) the annuitant’s life (or the lives of the joint annuitants, if applicable), or (2) a period of 10 years or more. Provided such requirements are met, the “investment in the contract” will be allocated pro rata between each portion of the policy from which amounts are received as an annuity and the portion of the policy from which amounts are not received as an annuity.

In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner’s (or, where the policyowner is not an individual, the Annuitant’s) death, (3) made as a result of the policyowner’s disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designed beneficiary (5) received distributions from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

3.8 Percent Tax on Certain Investment Income

In general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012 the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of this policy, distributions or withdrawals from this policy or the exercise of other rights and features under this annuity contract.

Partial Section 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract or a long-term care insurance policy. The IRS has issued guidance which provides that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a tax-free exchange, provided that no amounts (other than annuity payments made for life or for a term of at least 10 years) are distributed from either contract involved in the exchange for 180 days following the date of the transfer. If a taxpayer takes a distribution during this 180-day waiting period, the IRS guidance provides that the IRS will apply general tax principles to determine the tax

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treatment of the transfer and/or the distribution (e.g., in appropriate circumstances, as taxable “boot” or as a taxable distribution, effectively negating the tax-free exchange).

This IRS guidance, however, does not address the tax treatment of a partial exchange of an annuity contract for a long-term care insurance policy. Although we believe that taking a distribution or withdrawal from the Contract described in this prospectus within 180 days of a partial exchange of such Contract for a long-term care insurance policy should not cause such prior partial exchange to be treated as taxable, there can be no assurance that the IRS will not expand the 180-day rule described above to partial exchanges of an annuity contract for a long-term care insurance policy, or that the IRS will not provide other guidance with respect to such partial exchanges. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Qualified Policies

Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, 408A and 457 of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

(a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (“Social Security”) taxes.

Important Information Regarding Final Code Section 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a “90-24 transfer”). Under this guidance, transfers and exchanges (both referred to below as “transfers”) are available only to the extent permitted under the employer’s written Code section 403(b) plan.

Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer’s Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a “failed” transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer’s Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer’s written Code section 403(b) plan no later than by January 1, 2009.

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The new rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

(b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA”, including an employer-sponsored Simplified Employee Pension or “SEP”. Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

(c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a “Roth Individual Retirement Annuity” or “Roth IRA.” Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

(d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to the claims of the general creditors of, the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

(e) Simple IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2015 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $3,000 for 2015 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

The Qualified Policies are subject to the required minimum distribution (“RMD”) rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service (“IRS”). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must

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be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

Taxation of Death Benefits

The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors LLC (“NYLIFE Distributors”), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The policies are sold by registered representatives of NYLIFE Securities, LLC (“NYLIFE Securities”), a broker-dealer that is an affiliate of NYLIFE Distributors. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 7% of all premiums received. The total commissions paid for the New York Life Flexible Premium Variable Annuity policies were as follows:

For Policies Investing in Separate Accounts-I and II:

For the years ended December 31, 2014, 2013, and 2012, NYLIAC paid commissions of $2,499,564, $2,589,291 and $2,829,989, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

For Policies Investing in Separate Account-III:

For the years ended December 31, 2014, 2013 and 2012, NYLIAC paid commissions of $3,992,061, $4,434,205 and $4,408,692, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during

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a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

VOTING RIGHTS

The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC’s present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.

If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

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TABLE OF CONTENTS FOR THE

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

How to obtain a New York Life Flexible Premium Variable Annuity Statement of Additional Information.

The New York Life Flexible Premium Variable Annuity Statement of Additional Information is posted on our website, www.newyorklife.com. For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

            NYLIAC Variable Products Service Center

            Madison Square Station

            P.O. Box 922

            New York, NY 10159

Please send me a New York Life Flexible Premium Variable Annuity Statement of Additional Information

dated May 1, 2015:

Name

Address

City	State	Zip

79

Statement of Additional Information

May 1, 2015

for

New York Life Flexible Premium Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue, Room 251

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Flexible Premium Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Flexible Premium Variable Annuity Prospectus dated May 1, 2015. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation (“NYLIAC”) at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Flexible Premium Variable Annuity Prospectus.

THE POLICIES

The following provides additional information about the policies and supplements the description in the Prospectus.

Valuation of Accumulation Units

Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the “Net Investment Factor” for that Investment Division for the current Business Day.

We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the “Valuation Period”) is determined by the following formula:

(a/b) – c

Where: a = the result of

(1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

(2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the “ex-dividend” date occurs during the current Valuation Period;

b =	the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

c =	a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal to 1.40% (annualized) for policies investing in Separate Account-III (1.30% (annualized) for policies investing in Separate Accounts-I and II) of the daily average Variable Accumulation Value. (See “Other Charges” in the Prospectus.)

The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

ANNUITY PAYMENTS

We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant’s survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

GENERAL MATTERS

Non-Participating. The policies are non-participating. Dividends are not paid.

Misstatement of Age or Gender. If the Annuitant’s stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See “Income Payments—Election of Income Payment Options” in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

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Assignments. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Owner’s lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner’s lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See “Federal Tax Matters—Taxation of Annuities in General” of the Prospectus.)

Modification. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

Incontestability. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

FEDERAL TAX MATTERS

Taxation of New York Life Insurance and Annuity Corporation

NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

Tax Status of the Policies

Section 817(h) of the Code requires that the investments of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner’s death; and (b) if any policyowner dies

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before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner’s date of death. For policies owned by a grantor trust, all of whose grantors are individuals, these distribution requirements apply at the death of any grantor. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner’s death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner’s surviving spouse (as defined under Federal law), the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these “death of Owner” rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient’s election if the recipient fails to supply NYLIAC with a “TIN” or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

Under the Foreign Account Tax Compliance Act (“FATCA”), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30 percent rate on certain payments beginning July 1, 2014.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

NYLIAC holds title to assets of the Separate Accounts. The assets are kept physically segregated and held separate and apart from NYLIAC’s general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

STATE REGULATION

NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

RECORDS AND REPORTS

NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. It is important that your confirmation and Quarterly Statements be reviewed immediately to ensure that there are no errors. In order to correct an error, you must call it to our attention within 15 days of the date of the statement.

It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See “How do I contact NYLIAC by Telephone or by the Internet?” in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

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LEGAL PROCEEDINGS

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities laws) and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.

FINANCIAL STATEMENTS

The consolidated balance sheet of NYLIAC as of December 31, 2014 and 2013, and the consolidated statements of income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2014 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2014 and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

OTHER INFORMATION

NYLIAC filed a Registration Statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Prospectus and Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission’s website at www.sec.gov.

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NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

Financial Statements

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities

As of December 31, 2014

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management— Initial Class	MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Initial Class	MainStay VP Cornerstone Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Service Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Floating Rate— Service Class

ASSETS:
Investment at net asset value	$3,514,901	$7,938,923	$4,936,210	$25,269,530	$8,109,720	$8,797,503	$38,971,900	$4,143,930	$155,959	$3,201,680	$5,072,082
Dividends due and accrued	—	—	44	—	—	—	—	—	—	—	16,377
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(7)	255	—	(36,660)	—	(6)	(5,738)	98	—	(158)	261
Net receivable from (payable to) the Fund for shares sold or purchased	7	(255)	(44)	36,660	—	6	5,738	(98)	—	158	(16,638)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	116	261	314	841	267	291	1,290	137	5	105	167
Administrative charges	10	22	27	70	22	24	107	11	—	9	14

Total net assets	$3,514,775	$7,938,640	$4,935,869	$25,268,619	$8,109,431	$8,797,188	$38,970,503	$4,143,782	$155,954	$3,201,566	$5,071,901

Total shares outstanding	235,528	546,806	4,935,477	909,087	691,109	656,238	1,324,577	310,756	11,769	387,370	559,902

Net asset value per share (NAV)	$14.92	$14.52	$1.00	$27.80	$11.73	$13.41	$29.42	$13.33	$13.25	$8.26	$9.06

Total units outstanding	207,000	333,008	3,666,946	525,739	537,191	263,916	1,153,434	320,673	13,292	394,545	412,836

Variable accumulation unit value	$16.98	$23.84	$1.35	$48.07	$15.10	$33.33	$33.79	$12.92	$11.73	$8.11	$12.29

Identified cost of investment	$2,863,023	$8,079,249	$4,936,167	$15,614,761	$8,007,932	$7,391,621	$36,386,930	$3,132,869	$147,589	$3,842,469	$5,190,222

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Service Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Janus Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Marketfield— Service Class	MainStay VP MFS® Utilities— Service Class

ASSETS:
Investment at net asset value	$7,434,567	$2,852,039	$51,143,065	$27,021,347	$35,281,085	$5,646,219	$20,861,016	$4,570,013	$957,962	$13,411,351
Dividends due and accrued	—	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	521	—	34,350	(41,400)	(33,189)	479	—	—	—	409
Net receivable from (payable to) the Fund for shares sold or purchased	(521)	—	(34,350)	41,400	33,189	(479)	—	—	—	(409)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	244	95	1,680	899	1,167	186	689	151	32	446
Administrative charges	20	8	140	75	97	16	57	13	3	37

Total net assets	$7,434,303	$2,851,936	$51,141,245	$27,020,373	$35,279,821	$5,646,017	$20,860,270	$4,569,849	$957,927	$13,410,868

Total shares outstanding	660,820	236,616	5,198,190	1,426,546	2,038,814	422,686	1,588,992	203,306	97,872	1,003,571

Net asset value per share (NAV)	$11.25	$12.05	$9.84	$18.94	$17.30	$13.36	$13.13	$22.48	$9.79	$13.36

Total units outstanding	327,717	188,865	1,339,640	1,288,564	933,308	234,240	1,571,761	184,459	100,022	949,186

Variable accumulation unit value	$22.69	$15.10	$38.18	$20.97	$37.80	$24.11	$13.27	$24.77	$9.58	$14.13

Identified cost of investment	$7,725,192	$2,375,672	$46,805,397	$17,593,906	$29,303,275	$4,973,716	$16,182,066	$3,622,921	$1,059,268	$10,950,187

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP Unconstrained Bond— Service Class	MainStay VP U.S. Small Cap— Initial Class	MainStay VP Van Eck Global Hard Assets— Initial Class	American Funds IS® New World Fund®— Class 4

ASSETS:
Investment at net asset value	$9,427,362	$12,227,065	$8,173,044	$1,245,513	$50,948,294	$7,208,249	$2,724,419	$3,541,375	$4,466,507	$45,328
Dividends due and accrued	—	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	308	—	—	—	(33,281)	—	—	(4)	208	—
Net receivable from (payable to) the Fund for shares sold or purchased	(308)	—	—	—	33,281	—	—	4	(208)	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	313	404	270	41	1,694	239	90	117	148	2
Administrative charges	26	34	23	3	141	20	7	10	12	—

Total net assets	$9,427,023	$12,226,627	$8,172,751	$1,245,469	$50,946,459	$7,207,990	$2,724,322	$3,541,248	$4,466,347	$45,326

Total shares outstanding	595,681	1,023,157	644,380	143,451	1,213,443	518,739	269,875	261,871	554,186	2,205

Net asset value per share (NAV)	$15.83	$11.95	$12.68	$8.68	$41.99	$13.90	$10.09	$13.52	$8.06	$20.56

Total units outstanding	321,551	797,085	525,406	131,938	998,724	493,842	241,786	163,089	566,655	4,941

Variable accumulation unit value	$29.32	$15.34	$15.56	$9.44	$51.02	$14.60	$11.27	$21.71	$7.88	$9.17

Identified cost of investment	$7,136,163	$11,481,290	$6,527,302	$1,458,389	$29,054,712	$5,481,571	$2,810,733	$2,443,927	$5,550,910	$50,463

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	Columbia Variable Portfolio—Small Cap Value Fund—Class 2	Dreyfus IP Technology Growth Portfolio— Initial Shares	Fidelity® VIP Contrafund® Portfolio— Initial Class	Fidelity® VIP Equity-Income Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Aspen Global Research Portfolio— Institutional Shares

ASSETS:
Investment at net asset value	$1,331,426	$119,423	$778,968	$1,229,860	$25,517,733	$8,667,689	$66,116	$5,058,724	$145,445	$68,015	$10,258,208
Dividends due and accrued	—	572	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	208	—	27	417	—	—	—	—	(180)
Net receivable from (payable to) the Fund for shares sold or purchased	—	(572)	(208)	—	(27)	(417)	—	—	—	—	180

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	44	4	26	41	846	288	2	168	5	2	340
Administrative charges	4	—	2	3	71	24	—	14	—	—	28

Total net assets	$1,331,378	$119,419	$778,940	$1,229,816	$25,516,816	$8,667,377	$66,114	$5,058,542	$145,440	$68,013	$10,257,840

Total shares outstanding	93,958	16,070	42,495	65,942	682,998	357,123	1,991	137,311	7,364	1,976	247,475

Net asset value per share (NAV)	$14.17	$7.43	$18.33	$18.65	$37.36	$24.27	$33.20	$36.84	$19.75	$34.42	$41.45

Total units outstanding	120,724	12,138	41,772	69,676	588,667	299,376	5,864	170,557	11,410	7,023	440,880

Variable accumulation unit value	$11.03	$9.84	$18.65	$17.65	$43.35	$28.96	$11.27	$29.66	$12.75	$9.68	$23.27

Identified cost of investment	$1,388,638	$123,919	$699,113	$1,031,388	$18,089,891	$7,461,253	$63,909	$3,987,187	$147,092	$71,191	$6,702,011

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Royce Micro- Cap Portfolio— Investment Class	UIF U.S. Real Estate Portfolio— Class II	Victory VIF Diversified Stock Fund— Class A Shares

ASSETS:
Investment at net asset value	$736,926	$857,233	$860,353	$320,416	$238,170	$918,749	$962,800	$396,551
Dividends due and accrued	—	—	—	695	505	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	313	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(313)	(695)	(505)	—	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	24	29	28	11	8	30	32	13
Administrative charges	2	2	2	1	1	3	3	1

Total net assets	$736,900	$857,202	$860,323	$320,404	$238,161	$918,716	$962,765	$396,537

Total shares outstanding	24,232	29,447	37,083	29,395	21,264	80,802	48,090	26,174

Net asset value per share (NAV)	$30.41	$29.11	$23.20	$10.90	$11.20	$11.37	$20.02	$15.15

Total units outstanding	41,847	43,307	34,455	30,090	23,490	53,162	83,954	21,743

Variable accumulation unit value	$17.59	$19.80	$24.97	$10.65	$10.14	$17.28	$11.47	$18.24

Identified cost of investment	$532,704	$603,976	$963,121	$312,276	$237,461	$921,248	$870,338	$242,952

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations

For the year ended December 31, 2014

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management— Initial Class	MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Initial Class	MainStay VP Cornerstone Growth— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$24,486	$165,046	$592	$309,718	$174,792	$290,093	$241,702
Mortality and expense risk charges	(39,786)	(105,551)	(71,002)	(299,187)	(90,971)	(104,614)	(463,182)
Administrative charges	(3,515)	(9,310)	(6,805)	(26,913)	(8,024)	(9,251)	(44,731)

Net investment income (loss)	(18,815)	50,185	(77,215)	(16,382)	75,797	176,228	(266,211)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	545,414	2,837,298	6,065,659	3,873,860	949,715	1,435,616	4,957,925
Cost of investments sold	(401,563)	(2,708,404)	(6,065,416)	(3,218,921)	(798,396)	(757,057)	(5,234,643)

Net realized gain (loss) on investments	143,851	128,894	243	654,939	151,319	678,559	(276,718)
Realized gain distribution received	241,164	—	—	—	494,624	347,596	7,703,713
Change in unrealized appreciation (depreciation) on investments	(71,969)	215,447	(243)	2,410,315	(514,650)	(643,622)	(4,439,674)

Net gain (loss) on investments	313,046	344,341	—	3,065,254	131,293	382,533	2,987,321

Net increase (decrease) in net assets resulting from operations	$294,231	$394,526	$(77,215)	$3,048,872	$207,090	$558,761	$2,721,110

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2014

	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Service Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Service Class	MainStay VP High Yield Corporate Bond— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$41,708	$205,272	$217,417	$31,043	$3,239,297
Mortality and expense risk charges	(52,029)	(2,097)	(45,882)	(67,374)	(90,688)	(29,026)	(702,122)
Administrative charges	(4,831)	(175)	(4,311)	(5,869)	(8,482)	(2,674)	(61,326)

Net investment income (loss)	(56,860)	(2,272)	(8,485)	132,029	118,247	(657)	2,475,849

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	668,010	172,027	609,517	1,441,202	2,058,657	203,767	13,111,963
Cost of investments sold	(518,882)	(166,664)	(663,184)	(1,436,965)	(2,100,013)	(189,075)	(13,007,853)

Net realized gain (loss) on investments	149,128	5,363	(53,667)	4,237	(41,356)	14,692	104,110
Realized gain distribution received	20,031	652	—	—	22,938	165,837	—
Change in unrealized appreciation (depreciation) on investments	(74,950)	(15,270)	(437,918)	(166,914)	147,036	(112,673)	(2,169,436)

Net gain (loss) on investments	94,209	(9,255)	(491,585)	(162,677)	128,618	67,856	(2,065,326)

Net increase (decrease) in net assets resulting from operations	$37,349	$(11,527)	$(500,070)	$(30,648)	$246,865	$67,199	$410,523

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2014

	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Janus Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Marketfield— Service Class	MainStay VP MFS® Utilities— Service Class

INVESTMENT INCOME (LOSS):
Dividend income	$369,226	$2,069,587	$40,269	$293,166	$—	$—	$207,963
Mortality and expense risk charges	(326,627)	(432,964)	(74,817)	(250,999)	(53,344)	(13,927)	(158,772)
Administrative charges	(29,183)	(38,722)	(6,538)	(22,846)	(4,818)	(1,171)	(13,955)

Net investment income (loss)	13,416	1,597,901	(41,086)	19,321	(58,162)	(15,098)	35,236

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,668,843	4,293,700	910,376	2,595,191	1,004,695	783,847	1,699,444
Cost of investments sold	(2,849,134)	(4,140,493)	(1,226,587)	(2,032,943)	(584,562)	(799,481)	(1,239,719)

Net realized gain (loss) on investments	819,709	153,207	(316,211)	562,248	420,133	(15,634)	459,725
Realized gain distribution received	—	1,483,111	—	359,638	491,987	—	558,771
Change in unrealized appreciation (depreciation) on investments	1,121,053	(902,314)	131,821	511,594	(460,599)	(130,187)	255,495

Net gain (loss) on investments	1,940,762	734,004	(184,390)	1,433,480	451,521	(145,821)	1,273,991

Net increase (decrease) in net assets resulting from operations	$1,954,178	$2,331,905	$(225,476)	$1,452,801	$393,359	$(160,919)	$1,309,227

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2014

	MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP Unconstrained Bond— Service Class

INVESTMENT INCOME (LOSS):
Dividend income	$45,632	$239,462	$136,730	$8,831	$721,717	$104,160	$86,122
Mortality and expense risk charges	(108,779)	(137,823)	(100,467)	(18,704)	(604,538)	(87,755)	(27,607)
Administrative charges	(9,507)	(11,778)	(8,644)	(1,614)	(54,892)	(7,644)	(2,380)

Net investment income (loss)	(72,654)	89,861	27,619	(11,487)	62,287	8,761	56,135

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,221,181	617,431	1,272,863	790,060	7,052,152	936,819	557,145
Cost of investments sold	(686,991)	(438,955)	(1,046,684)	(834,556)	(4,468,532)	(670,104)	(556,797)

Net realized gain (loss) on investments	534,190	178,476	226,179	(44,496)	2,583,620	266,715	348
Realized gain distribution received	1,269,643	786,689	551,998	131,766	—	349,682	—
Change in unrealized appreciation (depreciation) on investments	(631,136)	(716,541)	(558,226)	(47,637)	3,020,246	(173,838)	(63,755)

Net gain (loss) on investments	1,172,697	248,624	219,951	39,633	5,603,866	442,559	(63,407)

Net increase (decrease) in net assets resulting from operations	$1,100,043	$338,485	$247,570	$28,146	$5,666,153	$451,320	$(7,272)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2014

	MainStay VP U.S. Small Cap— Initial Class	MainStay VP Van Eck Global Hard Assets— Initial Class	American Funds IS® New World Fund®— Class 4(a)	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III(a)	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth Portfolio— Initial Shares

INVESTMENT INCOME (LOSS):
Dividend income	$11,027	$23,571	$377	$29,931	$2,628	$3,777	$—
Mortality and expense risk charges	(43,098)	(68,818)	(193)	(15,541)	(607)	(9,814)	(15,239)
Administrative charges	(3,811)	(6,287)	(16)	(1,323)	(50)	(862)	(1,340)

Net investment income (loss)	(35,882)	(51,534)	168	13,067	1,971	(6,899)	(16,579)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	655,735	1,130,841	1,923	119,029	791	138,849	497,494
Cost of investments sold	(347,415)	(1,156,836)	(2,294)	(104,157)	(813)	(108,211)	(375,257)

Net realized gain (loss) on investments	308,320	(25,995)	(371)	14,872	(22)	30,638	122,237
Realized gain distribution received	259,283	—	1,480	115,528	625	99,532	74,583
Change in unrealized appreciation (depreciation) on investments	(357,951)	(1,097,494)	(5,134)	(137,442)	(5,068)	(109,441)	(130,844)

Net gain (loss) on investments	209,652	(1,123,489)	(4,025)	(7,042)	(4,465)	20,729	65,976

Net increase (decrease) in net assets resulting from operations	$173,770	$(1,175,023)	$(3,857)	$6,025	$(2,494)	$13,830	$49,397

(a)	For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2014

	Fidelity® VIP Contrafund® Portfolio— Initial Class	Fidelity® VIP Equity-Income Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2(a)	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares(a)	Janus Aspen Global Research Portfolio— Institutional Shares

INVESTMENT INCOME (LOSS):
Dividend income	$237,699	$244,021	$—	$955	$299	$728	$114,229
Mortality and expense risk charges	(304,604)	(108,300)	(109)	(60,145)	(1,389)	(281)	(127,110)
Administrative charges	(27,487)	(9,645)	(9)	(5,253)	(116)	(23)	(12,261)

Net investment income (loss)	(94,392)	126,076	(118)	(64,443)	(1,206)	424	(25,142)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,345,109	1,385,106	172	510,814	110,524	250	1,594,433
Cost of investments sold	(2,697,329)	(1,508,676)	(151)	(387,385)	(108,640)	(259)	(1,234,987)

Net realized gain (loss) on investments	647,780	(123,570)	21	123,429	1,884	(9)	359,446
Realized gain distribution received	498,701	121,632	42	118,932	12,584	—	—
Change in unrealized appreciation (depreciation) on investments	1,473,280	519,895	2,207	50,948	(5,795)	(3,176)	285,099

Net gain (loss) on investments	2,619,761	517,957	2,270	293,309	8,673	(3,185)	644,545

Net increase (decrease) in net assets resulting from operations	$2,525,369	$644,033	$2,152	$228,866	$7,467	$(2,761)	$619,403

(a)	For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2014

	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class(a)	PIMCO VIT Total Return Portfolio— Advisor Class(a)	Royce Micro-Cap Portfolio— Investment Class	UIF U.S. Real Estate Portfolio— Class II	Victory VIF Diversified Stock Fund— Class A Shares

INVESTMENT INCOME (LOSS):
Dividend income	$6,476	$7,095	$—	$1,827	$2,453	$—	$7,410	$3,693
Mortality and expense risk charges	(8,587)	(10,354)	(11,083)	(1,302)	(784)	(12,869)	(6,287)	(5,067)
Administrative charges	(767)	(973)	(971)	(108)	(65)	(1,133)	(524)	(430)

Net investment income (loss)	(2,878)	(4,232)	(12,054)	417	1,604	(14,002)	599	(1,804)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	105,851	114,615	343,028	4,191	864	319,265	97,247	106,176
Cost of investments sold	(79,190)	(77,665)	(256,670)	(4,025)	(858)	(251,210)	(84,339)	(74,661)

Net realized gain (loss) on investments	26,661	36,950	86,358	166	6	68,055	12,908	31,515
Realized gain distribution received	52,927	64,379	389,851	1,804	—	74,111	—	—
Change in unrealized appreciation (depreciation) on investments	(10,557)	(25,043)	(418,135)	7,445	204	(190,289)	94,280	5,190

Net gain (loss) on investments	69,031	76,286	58,074	9,415	210	(48,123)	107,188	36,705

Net increase (decrease) in net assets resulting from operations	$66,153	$72,054	$46,020	$9,832	$1,814	$(62,125)	$107,787	$34,901

(a)	For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP Cash Management— Initial Class		MainStay VP Common Stock— Initial Class		MainStay VP Conservative Allocation— Service Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(18,815)	$(8,323)	$50,185	$44,553	$(77,215)	$(113,784)	$(16,382)	$57,214	$75,797	$72,462
Net realized gain (loss) on investments	143,851	49,377	128,894	156,348	243	577	654,939	326,277	151,319	211,652
Realized gain distribution received	241,164	—	—	164,941	—	—	—	—	494,624	182,443
Change in unrealized appreciation (depreciation) on investments	(71,969)	450,971	215,447	(757,124)	(243)	241	2,410,315	6,216,288	(514,650)	271,380

Net increase (decrease) in net assets resulting from operations	294,231	492,025	394,526	(391,282)	(77,215)	(112,966)	3,048,872	6,599,779	207,090	737,937

Contributions and (Withdrawals):
Payments received from policyowners	59,824	150,073	96,605	60,309	943,394	548,216	335,335	234,785	230,986	208,001
Policyowners’ surrenders	(297,693)	(130,782)	(849,893)	(1,020,697)	(2,666,954)	(2,387,780)	(1,915,787)	(1,587,580)	(221,998)	(525,687)
Policyowners’ annuity and death benefits	(64,795)	(43,786)	(306,601)	(322,243)	(9,656)	(68,209)	(900,053)	(308,239)	(135,911)	(83,480)
Net transfers from (to) Fixed Account	(18,997)	(18,445)	(263,363)	(257,716)	(626,014)	(1,031,271)	(190,626)	(198,678)	(215,427)	(406,401)
Transfers between Investment Divisions	351,693	391,648	(1,001,355)	(1,943,460)	(448,989)	2,273,114	(333,544)	149,527	984,223	498,457

Net contributions and (withdrawals)	30,032	348,708	(2,324,607)	(3,483,807)	(2,808,219)	(665,930)	(3,004,675)	(1,710,185)	641,873	(309,110)

Increase (decrease) in net assets	324,263	840,733	(1,930,081)	(3,875,089)	(2,885,434)	(778,896)	44,197	4,889,594	848,963	428,827
NET ASSETS:
Beginning of period	3,190,512	2,349,779	9,868,721	13,743,810	7,821,303	8,600,199	25,224,422	20,334,828	7,260,468	6,831,641

End of period	$3,514,775	$3,190,512	$7,938,640	$9,868,721	$4,935,869	$7,821,303	$25,268,619	$25,224,422	$8,109,431	$7,260,468

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Convertible— Initial Class		MainStay VP Cornerstone Growth— Initial Class		MainStay VP Eagle Small Cap Growth— Initial Class		MainStay VP Eagle Small Cap Growth— Service Class		MainStay VP Emerging Markets Equity— Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013(a)	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$176,228	$90,047	$(266,211)	$(191,243)	$(56,860)	$(54,789)	$(2,272)	$(1,532)	$(8,485)	$(31,212)
Net realized gain (loss) on investments	678,559	459,889	(276,718)	(763,776)	149,128	118,663	5,363	114	(53,667)	(88,283)
Realized gain distribution received	347,596	544,752	7,703,713	—	20,031	—	652	—	—	—
Change in unrealized appreciation (depreciation) on investments	(643,622)	621,105	(4,439,674)	8,895,164	(74,950)	1,087,232	(15,270)	23,641	(437,918)	(281,584)

Net increase (decrease) in net assets resulting from operations	558,761	1,715,793	2,721,110	7,940,145	37,349	1,151,106	(11,527)	22,223	(500,070)	(401,079)

Contributions and (Withdrawals):
Payments received from policyowners	126,985	48,182	529,509	439,495	73,572	25,953	1,200	600	58,385	45,986
Policyowners’ surrenders	(551,476)	(684,684)	(2,870,117)	(3,111,441)	(394,260)	(273,332)	(752)	—	(296,937)	(304,582)
Policyowners’ annuity and death benefits	(298,524)	(51,717)	(765,178)	(478,942)	(49,355)	(61,334)	—	—	(52,560)	(93,179)
Net transfers from (to) Fixed Account	(118,553)	(68,338)	(373,792)	(335,637)	(53,035)	(71,388)	—	—	(38,799)	(71,149)
Transfers between Investment Divisions	255,983	345,709	(766,214)	(828,713)	(123,614)	(387,768)	(78,084)	222,294	(104,883)	(913,323)

Net contributions and (withdrawals)	(585,585)	(410,848)	(4,245,792)	(4,315,238)	(546,692)	(767,869)	(77,636)	222,894	(434,794)	(1,336,247)

Increase (decrease) in net assets	(26,824)	1,304,945	(1,524,682)	3,624,907	(509,343)	383,237	(89,163)	245,117	(934,864)	(1,737,326)
NET ASSETS:
Beginning of period	8,824,012	7,519,067	40,495,185	36,870,278	4,653,125	4,269,888	245,117	—	4,136,430	5,873,756

End of period	$8,797,188	$8,824,012	$38,970,503	$40,495,185	$4,143,782	$4,653,125	$155,954	$245,117	$3,201,566	$4,136,430

(a)	For the period May 1, 2013 (commencement of Investment Division) through December 31, 2013.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Floating Rate— Service Class		MainStay VP Government— Initial Class		MainStay VP Growth Allocation— Service Class		MainStay VP High Yield Corporate Bond— Initial Class		MainStay VP ICAP Select Equity— Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$132,029	$130,668	$118,247	$165,218	$(657)	$(11,005)	$2,475,849	$2,563,484	$13,416	$63,163
Net realized gain (loss) on investments	4,237	126,158	(41,356)	89,885	14,692	(40,511)	104,110	683,862	819,709	407,298
Realized gain distribution received	—	—	22,938	16,158	165,837	91,944	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(166,914)	(107,552)	147,036	(667,705)	(112,673)	486,918	(2,169,436)	(66,422)	1,121,053	5,860,799

Net increase (decrease) in net assets resulting from operations	(30,648)	149,274	246,865	(396,444)	67,199	527,346	410,523	3,180,924	1,954,178	6,331,260

Contributions and (Withdrawals):
Payments received from policyowners	142,288	811,033	28,411	104,658	296,810	22,465	1,065,712	1,114,090	281,819	288,352
Policyowners’ surrenders	(486,431)	(1,377,959)	(735,464)	(990,229)	(104,968)	(358,484)	(6,064,975)	(4,335,591)	(1,759,570)	(1,625,107)
Policyowners’ annuity and death benefits	(149,728)	(5,981)	(330,210)	(350,500)	—	(7,573)	(1,890,158)	(1,869,397)	(336,118)	(641,947)
Net transfers from (to) Fixed Account	(284,617)	(277,632)	(153,255)	(172,772)	1,848	(338,038)	(1,002,249)	(740,409)	(289,189)	(339,090)
Transfers between Investment Divisions	(38,095)	942,550	104,842	(1,261,504)	389,443	38,712	(1,711,434)	(941,500)	(504,016)	409,639

Net contributions and (withdrawals)	(816,583)	92,011	(1,085,676)	(2,670,347)	583,133	(642,918)	(9,603,104)	(6,772,807)	(2,607,074)	(1,908,153)

Increase (decrease) in net assets	(847,231)	241,285	(838,811)	(3,066,791)	650,332	(115,572)	(9,192,581)	(3,591,883)	(652,896)	4,423,107
NET ASSETS:
Beginning of period	5,919,132	5,677,847	8,273,114	11,339,905	2,201,604	2,317,176	60,333,826	63,925,709	27,673,269	23,250,162

End of period	$5,071,901	$5,919,132	$7,434,303	$8,273,114	$2,851,936	$2,201,604	$51,141,245	$60,333,826	$27,020,373	$27,673,269

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Income Builder— Initial Class		MainStay VP International Equity— Initial Class		MainStay VP Janus Balanced— Initial Class		MainStay VP Large Cap Growth— Initial Class		MainStay VP Marketfield—Service Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013(a)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,597,901	$1,028,107	$(41,086)	$(9,818)	$19,321	$21,055	$(58,162)	$(42,895)	$(15,098)	$(3,079)
Net realized gain (loss) on investments	153,207	363,807	(316,211)	(601,673)	562,248	344,999	420,133	603,925	(15,634)	3,699
Realized gain distribution received	1,483,111	—	—	—	359,638	31,272	491,987	23,624	—	—
Change in unrealized appreciation (depreciation) on investments	(902,314)	3,989,670	131,821	1,437,088	511,594	3,117,512	(460,599)	695,927	(130,187)	28,881

Net increase (decrease) in net assets resulting from operations	2,331,905	5,381,584	(225,476)	825,597	1,452,801	3,514,838	393,359	1,280,581	(160,919)	29,501

Contributions and (Withdrawals):
Payments received from policyowners	400,494	584,583	54,465	67,136	259,583	80,971	31,778	57,954	82,186	60,380
Policyowners’ surrenders	(2,403,059)	(2,854,231)	(364,108)	(372,295)	(1,073,944)	(1,543,698)	(303,843)	(353,446)	(6,631)	(25)
Policyowners’ annuity and death benefits	(733,630)	(1,030,939)	(92,402)	(111,268)	(322,778)	(343,141)	(99,260)	(12,521)	—	—
Net transfers from (to) Fixed Account	(631,151)	(330,622)	(59,422)	(206,014)	(348,025)	(251,040)	(118,816)	(53,083)	(62,710)	171,808
Transfers between Investment Divisions	492,895	611,557	(165,870)	(263,100)	(445,521)	(291,818)	59,939	(665,084)	187,620	656,717

Net contributions and (withdrawals)	(2,874,451)	(3,019,652)	(627,337)	(885,541)	(1,930,685)	(2,348,726)	(430,202)	(1,026,180)	200,465	888,880

Increase (decrease) in net assets	(542,546)	2,361,932	(852,813)	(59,944)	(477,884)	1,166,112	(36,843)	254,401	39,546	918,381
NET ASSETS:
Beginning of period	35,822,367	33,460,435	6,498,830	6,558,774	21,338,154	20,172,042	4,606,692	4,352,291	918,381	—

End of period	$35,279,821	$35,822,367	$5,646,017	$6,498,830	$20,860,270	$21,338,154	$4,569,849	$4,606,692	$957,927	$918,381

(a)	For the period May 1, 2013 (commencement of Investment Division) through December 31, 2013.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP MFS® Utilities— Service Class		MainStay VP Mid Cap Core— Initial Class		MainStay VP Moderate Allocation— Service Class		MainStay VP Moderate Growth Allocation— Service Class		MainStay VP PIMCO Real Return— Service Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$35,236	$95,224	$(72,654)	$(20,389)	$89,861	$54,025	$27,619	$(11,151)	$(11,487)	$(12,432)
Net realized gain (loss) on investments	459,725	237,139	534,190	499,292	178,476	320,835	226,179	112,025	(44,496)	(12,754)
Realized gain distribution received	558,771	145,023	1,269,643	488,127	786,689	302,145	551,998	234,008	131,766	16,808
Change in unrealized appreciation (depreciation) on investments	255,495	1,393,540	(631,136)	1,637,932	(716,541)	728,463	(558,226)	1,359,139	(47,637)	(340,661)

Net increase (decrease) in net assets resulting from operations	1,309,227	1,870,926	1,100,043	2,604,962	338,485	1,405,468	247,570	1,694,021	28,146	(349,039)

Contributions and (Withdrawals):
Payments received from policyowners	570,989	147,977	182,170	181,012	566,183	607,699	74,142	147,559	4,614	9,572
Policyowners’ surrenders	(1,086,485)	(719,707)	(522,212)	(723,224)	(485,898)	(590,342)	(379,293)	(523,665)	(221,844)	(560,470)
Policyowners’ annuity and death benefits	(139,638)	(83,096)	(253,592)	(80,867)	(21,572)	(103,690)	(4,862)	—	(29,816)	—
Net transfers from (to) Fixed Account	(53,699)	(259,523)	(10,726)	(102,195)	(26,194)	(6,543)	(111,871)	(422,046)	(45,811)	(139,000)
Transfers between Investment Divisions	884,611	790,040	90,191	433,899	1,302,280	1,435,650	(290,340)	323,525	(404,529)	(1,055,590)

Net contributions and (withdrawals)	175,778	(124,309)	(514,169)	(291,375)	1,334,799	1,342,774	(712,224)	(474,627)	(697,386)	(1,745,488)

Increase (decrease) in net assets	1,485,005	1,746,617	585,874	2,313,587	1,673,284	2,748,242	(464,654)	1,219,394	(669,240)	(2,094,527)
NET ASSETS:
Beginning of period	11,925,863	10,179,246	8,841,149	6,527,562	10,553,343	7,805,101	8,637,405	7,418,011	1,914,709	4,009,236

End of period	$13,410,868	$11,925,863	$9,427,023	$8,841,149	$12,226,627	$10,553,343	$8,172,751	$8,637,405	$1,245,469	$1,914,709

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP S&P 500 Index— Initial Class		MainStay VP T. Rowe Price Equity Income— Initial Class		MainStay VP Unconstrained Bond— Service Class		MainStay VP U.S. Small Cap— Initial Class		MainStay VP Van Eck Global Hard Assets— Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$62,287	$133,189	$8,761	$(739)	$56,135	$54,321	$(35,882)	$(16,975)	$(51,534)	$(20,687)
Net realized gain (loss) on investments	2,583,620	920,108	266,715	179,363	348	28,952	308,320	130,637	(25,995)	(211,687)
Realized gain distribution received	—	—	349,682	54,765	—	38	259,283	—	—	—
Change in unrealized appreciation (depreciation) on investments	3,020,246	11,069,573	(173,838)	1,455,365	(63,755)	(46,458)	(357,951)	827,398	(1,097,494)	733,978

Net increase (decrease) in net assets resulting from operations	5,666,153	12,122,870	451,320	1,688,754	(7,272)	36,853	173,770	941,060	(1,175,023)	501,604

Contributions and (Withdrawals):
Payments received from policyowners	796,045	336,188	61,959	124,746	503,158	438,707	47,191	39,284	237,860	156,860
Policyowners’ surrenders	(4,186,752)	(2,591,592)	(435,455)	(461,688)	(164,568)	(84,643)	(290,388)	(175,753)	(415,577)	(349,302)
Policyowners’ annuity and death benefits	(1,359,312)	(654,877)	(152,906)	(94,153)	—	—	(6,994)	(787)	41	(49,719)
Net transfers from (to) Fixed Account	(416,841)	(608,905)	(77,888)	(251,805)	(1,105)	(20,474)	34,558	(36,126)	(137,117)	(173,382)
Transfers between Investment Divisions	182,918	(272,759)	(127,097)	342,195	513,747	510,807	(161,448)	415,297	160,071	(1,616,700)

Net contributions and (withdrawals)	(4,983,942)	(3,791,945)	(731,387)	(340,705)	851,232	844,397	(377,081)	241,915	(154,722)	(2,032,243)

Increase (decrease) in net assets	682,211	8,330,925	(280,067)	1,348,049	843,960	881,250	(203,311)	1,182,975	(1,329,745)	(1,530,639)
NET ASSETS:
Beginning of period	50,264,248	41,933,323	7,488,057	6,140,008	1,880,362	999,112	3,744,559	2,561,584	5,796,092	7,326,731

End of period	$50,946,459	$50,264,248	$7,207,990	$7,488,057	$2,724,322	$1,880,362	$3,541,248	$3,744,559	$4,466,347	$5,796,092

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	American Funds IS® New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III		BlackRock® High Yield V.I. Fund— Class III	Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Dreyfus IP Technology Growth Portfolio— Initial Shares		Fidelity® VIP Contrafund® Portfolio— Initial Class
	2014(b)	2014	2013	2014(b)	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$168	$13,067	$(2,304)	$1,971	$(6,899)	$(2,334)	$(16,579)	$(15,555)	$(94,392)	$(57,817)
Net realized gain (loss) on investments	(371)	14,872	17,256	(22)	30,638	40,174	122,237	40,308	647,780	(227,430)
Realized gain distribution received	1,480	115,528	44,277	625	99,532	—	74,583	—	498,701	6,730
Change in unrealized appreciation (depreciation) on investments	(5,134)	(137,442)	64,778	(5,068)	(109,441)	168,219	(130,844)	299,609	1,473,280	6,416,957

Net increase (decrease) in net assets resulting from operations	(3,857)	6,025	124,007	(2,494)	13,830	206,059	49,397	324,362	2,525,369	6,138,440

Contributions and (Withdrawals):
Payments received from policyowners	13,995	23,065	17,029	19,999	13,707	3,464	94,266	4,779	243,959	280,347
Policyowners’ surrenders	(568)	(28,111)	(37,004)	—	(58,806)	(97,807)	(63,810)	(76,572)	(2,222,779)	(1,444,119)
Policyowners’ annuity and death benefits	—	(22,738)	—	—	—	(1,266)	(27,900)	(417)	(183,102)	(278,390)
Net transfers from (to) Fixed Account	—	27,847	(66,356)	10,000	9,365	(6,134)	(49,577)	(44,572)	(266,658)	(592,100)
Transfers between Investment Divisions	35,756	220,598	214,029	91,914	(22,670)	55,008	(155,050)	149,371	(325,912)	(804,388)

Net contributions and (withdrawals)	49,183	220,661	127,698	121,913	(58,404)	(46,735)	(202,071)	32,589	(2,754,492)	(2,838,650)

Increase (decrease) in net assets	45,326	226,686	251,705	119,419	(44,574)	159,324	(152,674)	356,951	(229,123)	3,299,790
NET ASSETS:
Beginning of period	—	1,104,692	852,987	—	823,514	664,190	1,382,490	1,025,539	25,745,939	22,446,149

End of period	$45,326	$1,331,378	$1,104,692	$119,419	$778,940	$823,514	$1,229,816	$1,382,490	$25,516,816	$25,745,939

(b)	For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	Fidelity® VIP Equity- Income Portfolio— Initial Class		Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2		Invesco V.I. American Value Fund— Series II Shares		Invesco V.I. International Growth Fund— Series II Shares
	2014	2013	2014(b)	2014	2013	2014	2013(a)	2014(b)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$126,076	$105,300	$(118)	$(64,443)	$(47,958)	$(1,206)	$(62)	$424
Net realized gain (loss) on investments	(123,570)	(176,236)	21	123,429	11,737	1,884	7	(9)
Realized gain distribution received	121,632	565,976	42	118,932	609,682	12,584	—	—
Change in unrealized appreciation (depreciation) on investments	519,895	1,429,145	2,207	50,948	794,694	(5,795)	4,148	(3,176)

Net increase (decrease) in net assets resulting from operations	644,033	1,924,185	2,152	228,866	1,368,155	7,467	4,093	(2,761)

Contributions and (Withdrawals):
Payments received from policyowners	72,334	49,550	3,978	94,555	88,522	52,332	6,508	5,506
Policyowners’ surrenders	(754,235)	(500,424)	—	(173,469)	(372,626)	(418)	—	—
Policyowners’ annuity and death benefits	(155,779)	(108,159)	—	—	(3,876)	—	—	—
Net transfers from (to) Fixed Account	(74,669)	(145,959)	10,000	(16,975)	(219,784)	6,117	40	2,303
Transfers between Investment Divisions	(212,972)	437,779	49,984	(137,747)	12,966	12,127	57,174	62,965

Net contributions and (withdrawals)	(1,125,321)	(267,213)	63,962	(233,636)	(494,798)	70,158	63,722	70,774

Increase (decrease) in net assets	(481,288)	1,656,972	66,114	(4,770)	873,357	77,625	67,815	68,013
NET ASSETS:
Beginning of period	9,148,665	7,491,693	—	5,063,312	4,189,955	67,815	—	—

End of period	$8,667,377	$9,148,665	$66,114	$5,058,542	$5,063,312	$145,440	$67,815	$68,013

(a)	For the period May 1, 2013 (commencement of Investment Division) through December 31, 2013.
(b)	For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	Janus Aspen Global Research Portfolio— Institutional Shares		MFS® Investors Trust Series—Initial Class		MFS® Research Series— Initial Class		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT Foreign Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014(b)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(25,142)	$(12,709)	$(2,878)	$(840)	$(4,232)	$(7,604)	$(12,054)	$(12,477)	$417
Net realized gain (loss) on investments	359,446	(415,183)	26,661	11,323	36,950	21,387	86,358	115,743	166
Realized gain distribution received	—	—	52,927	—	64,379	1,861	389,851	—	1,804
Change in unrealized appreciation (depreciation) on investments	285,099	2,849,298	(10,557)	155,693	(25,043)	186,746	(418,135)	150,735	7,445

Net increase (decrease) in net assets resulting from operations	619,403	2,421,406	66,153	166,176	72,054	202,390	46,020	254,001	9,832

Contributions and (Withdrawals):
Payments received from policyowners	227,733	200,785	15,003	4,863	9,881	5,244	5,043	5,900	11,203
Policyowners’ surrenders	(923,670)	(745,097)	(74,795)	(35,507)	(74,417)	(60,735)	(111,773)	(118,410)	(1,440)
Policyowners’ annuity and death benefits	(158,687)	(381,808)	(9,666)	(24,534)	—	—	(34,765)	(5,265)	—
Net transfers from (to) Fixed Account	(205,396)	(111,627)	(3,038)	(2,607)	(8,873)	(1,838)	(3,357)	(15,923)	—
Transfers between Investment Divisions	446	(542,510)	10,133	91,499	4,993	60,956	(83,240)	18,532	300,809

Net contributions and (withdrawals)	(1,059,574)	(1,580,257)	(62,363)	33,714	(68,416)	3,627	(228,092)	(115,166)	310,572

Increase (decrease) in net assets	(440,171)	841,149	3,790	199,890	3,638	206,017	(182,072)	138,835	320,404
NET ASSETS:
Beginning of period	10,698,011	9,856,862	733,110	533,220	853,564	647,547	1,042,395	903,560	—

End of period	$10,257,840	$10,698,011	$736,900	$733,110	$857,202	$853,564	$860,323	$1,042,395	$320,404

(b)	For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	PIMCO VIT Total Return Portfolio— Advisor Class	Royce Micro-Cap Portfolio— Investment Class		UIF U.S. Real Estate Portfolio— Class II		Victory VIF Diversified Stock Fund— Class A Shares
	2014(b)	2014	2013	2014	2013(a)	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,604	$(14,002)	$(10,496)	$599	$(41)	$(1,804)	$(2,602)
Net realized gain (loss) on investments	6	68,055	226,525	12,908	(16)	31,515	6,122
Realized gain distribution received	—	74,111	31,698	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	204	(190,289)	(22,769)	94,280	(1,818)	5,190	102,219

Net increase (decrease) in net assets resulting from operations	1,814	(62,125)	224,958	107,787	(1,875)	34,901	105,739

Contributions and (Withdrawals):
Payments received from policyowners	1,988	5,576	18,786	70,829	—	1	1
Policyowners’ surrenders	—	(163,498)	(59,128)	(35,709)	—	(58,882)	(23,663)
Policyowners’ annuity and death benefits	—	—	(13,603)	—	—	—	—
Net transfers from (to) Fixed Account	—	(23,231)	(127,100)	15,420	1,550	95	(710)
Transfers between Investment Divisions	234,359	(76,028)	(204,327)	764,184	40,579	(30,068)	63,315

Net contributions and (withdrawals)	236,347	(257,181)	(385,372)	814,724	42,129	(88,854)	38,943

Increase (decrease) in net assets	238,161	(319,306)	(160,414)	922,511	40,254	(53,953)	144,682
NET ASSETS:
Beginning of period	—	1,238,022	1,398,436	40,254	—	450,490	305,808

End of period	$238,161	$918,716	$1,238,022	$962,765	$40,254	$396,537	$450,490

(a)	For the period May 1, 2013 (commencement of Investment Division) through December 31, 2013.
(b)	For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities

As of December 31, 2014

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management— Initial Class	MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Initial Class	MainStay VP Cornerstone Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class

ASSETS:
Investment at net asset value	$6,031,683	$13,469,281	$9,981,921	$38,163,257	$13,553,211	$12,643,759	$63,869,103	$8,695,967
Dividends due and accrued	—	—	88	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	19	576	844	(6,811)	351	(61)	1,729	(239)
Net receivable from (payable to) the Fund for shares sold or purchased	(19)	(576)	(932)	6,811	(351)	61	(1,729)	239

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	200	443	656	1,268	447	418	2,113	287
Administrative charges	17	37	55	106	37	35	176	24

Total net assets	$6,031,466	$13,468,801	$9,981,210	$38,161,883	$13,552,727	$12,643,306	$63,866,814	$8,695,656

Total shares outstanding	404,174	927,718	9,980,439	1,372,947	1,155,003	943,145	2,170,784	652,115

Net asset value per share (NAV)	$14.92	$14.52	$1.00	$27.80	$11.73	$13.41	$29.42	$13.33

Total units outstanding	355,115	564,950	7,411,623	793,976	900,041	380,304	1,890,224	672,927

Variable accumulation unit value	$16.99	$23.84	$1.35	$48.07	$15.06	$33.25	$33.79	$12.92

Identified cost of investment	$5,026,988	$13,601,912	$9,980,863	$24,038,091	$13,377,223	$9,890,846	$63,073,209	$6,577,182

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	MainStay VP Eagle Small Cap Growth— Service Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Service Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class

ASSETS:
Investment at net asset value	$89,415	$5,897,364	$5,964,723	$9,364,080	$6,200,017	$54,819,412	$40,054,966	$45,976,213
Dividends due and accrued	—	—	19,391	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	20	279	155	568	25	(9,451)	(7,804)	(71,453)
Net receivable from (payable to) the Fund for shares sold or purchased	(20)	(279)	(19,546)	(568)	(25)	9,451	7,804	71,453

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3	194	196	308	206	1,802	1,330	1,522
Administrative charges	—	16	16	26	17	150	111	127

Total net assets	$89,412	$5,897,154	$5,964,511	$9,363,746	$6,199,794	$54,817,460	$40,053,525	$45,974,564

Total shares outstanding	6,747	713,520	658,440	832,324	514,376	5,571,854	2,114,634	2,656,861

Net asset value per share (NAV)	$13.25	$8.26	$9.06	$11.25	$12.05	$9.84	$18.94	$17.30

Total units outstanding	7,621	726,735	485,537	412,758	407,107	1,437,463	1,884,387	1,216,184

Variable accumulation unit value	$11.73	$8.11	$12.29	$22.69	$15.23	$38.14	$21.26	$37.80

Identified cost of investment	$85,061	$7,034,002	$6,084,337	$9,741,324	$5,005,912	$51,448,155	$25,808,068	$38,792,856

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	MainStay VP International Equity— Initial Class	MainStay VP Janus Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Marketfield— Service Class	MainStay VP MFS® Utilities— Service Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class

ASSETS:
Investment at net asset value	$8,132,429	$44,423,547	$8,012,125	$1,795,377	$25,880,236	$15,350,299	$19,479,906	$14,914,281
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(3,737)	1,019	100	(101)	218	871	606	2,021
Net receivable from (payable to) the Fund for shares sold or purchased	3,737	(1,019)	(100)	101	(218)	(871)	(606)	(2,021)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	268	1,468	266	59	860	509	644	493
Administrative charges	22	122	22	5	72	42	54	41

Total net assets	$8,132,139	$44,421,957	$8,011,837	$1,795,313	$25,879,304	$15,349,748	$19,479,208	$14,913,747

Total shares outstanding	608,808	3,383,760	356,435	183,428	1,936,616	969,930	1,630,072	1,175,873

Net asset value per share (NAV)	$13.36	$13.13	$22.48	$9.79	$13.36	$15.83	$11.95	$12.68

Total units outstanding	337,210	3,347,065	320,623	187,457	1,831,670	522,663	1,261,173	945,032

Variable accumulation unit value	$24.12	$13.27	$24.99	$9.58	$14.13	$29.37	$15.45	$15.78

Identified cost of investment	$7,472,139	$34,335,638	$5,518,817	$1,973,637	$20,690,964	$11,661,231	$18,022,767	$12,686,520

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	MainStay VP PIMCO Real Return— Service Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP Unconstrained Bond— Service Class	MainStay VP U.S. Small Cap— Initial Class	MainStay VP Van Eck Global Hard Assets— Initial Class	American Funds IS® New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III

ASSETS:
Investment at net asset value	$2,759,895	$78,236,807	$13,048,871	$2,820,126	$4,928,133	$8,991,585	$79,251	$3,816,228
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	313	8,818	3,656	680	194	323	20	812
Net receivable from (payable to) the Fund for shares sold or purchased	(313)	(8,818)	(3,656)	(680)	(194)	(323)	(20)	(812)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	91	2,599	433	93	163	297	3	126
Administrative charges	8	217	36	8	14	25	—	10

Total net assets	$2,759,796	$78,233,991	$13,048,402	$2,820,025	$4,927,956	$8,991,263	$79,248	$3,816,092

Total shares outstanding	317,869	1,863,377	939,057	279,356	364,416	1,115,639	3,854	269,308

Net asset value per share (NAV)	$8.68	$41.99	$13.90	$10.09	$13.52	$8.06	$20.56	$14.17

Total units outstanding	292,357	1,533,551	893,986	250,275	226,478	1,140,741	8,639	346,027

Variable accumulation unit value	$9.44	$51.02	$14.60	$11.27	$21.76	$7.88	$9.17	$11.03

Identified cost of investment	$3,189,053	$43,700,094	$9,956,666	$2,905,067	$3,311,669	$11,088,269	$84,759	$3,987,028

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	BlackRock® High Yield V.I. Fund— Class III	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth Portfolio— Initial Shares	Fidelity® VIP Contrafund® Portfolio— Initial Class	Fidelity® VIP Equity- Income Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares

ASSETS:
Investment at net asset value	$252,067	$1,515,315	$2,199,200	$49,930,607	$15,636,043	$40,123	$9,917,206	$257,709
Dividends due and accrued	1,149	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(4,020)	—	2,005	4,362	—	307	(224)
Net receivable from (payable to) the Fund for shares sold or purchased	(1,149)	4,020	—	(2,005)	(4,362)	—	(307)	224

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	8	50	73	1,656	519	1	329	9
Administrative charges	1	4	6	138	43	—	27	1

Total net assets	$252,058	$1,515,261	$2,199,121	$49,928,813	$15,635,481	$40,122	$9,916,850	$257,699

Total shares outstanding	33,919	82,666	117,915	1,336,424	644,231	1,208	269,187	13,048

Net asset value per share (NAV)	$7.43	$18.33	$18.65	$37.36	$24.27	$33.20	$36.84	$19.75

Total units outstanding	25,623	81,230	128,377	1,174,251	544,045	3,558	328,710	20,217

Variable accumulation unit value	$9.84	$18.65	$17.13	$42.52	$28.74	$11.27	$30.17	$12.75

Identified cost of investment	$260,466	$1,536,593	$1,603,972	$36,575,577	$13,908,149	$38,461	$7,725,281	$262,060

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	Invesco V.I. International Growth Fund— Series II Shares	Janus Aspen Global Research Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT T otal Return Portfolio— Advisor Class

ASSETS:
Investment at net asset value	$69,576	$20,153,820	$1,376,172	$1,270,120	$1,662,731	$496,253	$183,719
Dividends due and accrued	—	—	—	—	—	1,019	364
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	40	(5,225)	43	82	9	20	—
Net receivable from (payable to) the Fund for shares sold or purchased	(40)	5,225	(43)	(82)	(9)	(1,039)	(364)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2	668	46	42	55	16	6
Administrative charges	—	56	4	4	5	1	1

Total net assets	$69,574	$20,153,096	$1,376,122	$1,270,074	$1,662,671	$496,236	$183,712

Total shares outstanding	2,021	486,203	45,252	43,630	71,667	45,526	16,403

Net asset value per share (NAV)	$34.42	$41.45	$30.41	$29.11	$23.20	$10.90	$11.20

Total units outstanding	7,185	864,446	76,065	65,002	69,819	46,602	18,119

Variable accumulation unit value	$9.68	$23.31	$18.07	$19.54	$23.81	$10.65	$10.14

Identified cost of investment	$71,777	$14,468,989	$964,122	$895,186	$1,916,081	$487,169	$184,026

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	Royce Micro-Cap Portfolio— Investment Class	UIF U.S. Real Estate Portfolio— Class II	Victory VIF Diversified Stock Fund— Class A Shares

ASSETS:
Investment at net asset value	$2,093,701	$771,162	$1,003,288
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	103	1,262	33
Net receivable from (payable to) the Fund for shares sold or purchased	(103)	(1,262)	(33)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	69	26	33
Administrative charges	6	2	3

Total net assets	$2,093,626	$771,134	$1,003,252

Total shares outstanding	184,136	38,518	66,221

Net asset value per share (NAV)	$11.37	$20.02	$15.15

Total units outstanding	120,821	67,244	53,528

Variable accumulation unit value	$17.33	$11.47	$18.75

Identified cost of investment	$2,062,717	$680,900	$585,076

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations

For the year ended December 31, 2014

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management— Initial Class	MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Initial Class	MainStay VP Cornerstone Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Service Class

INVESTMENT INCOME (LOSS):
Dividend income	$41,189	$272,819	$1,046	$467,481	$320,074	$416,979	$397,470	$—	$—
Mortality and expense risk charges	(65,937)	(166,421)	(125,492)	(451,218)	(164,093)	(152,442)	(758,457)	(107,948)	(781)
Administrative charges	(6,016)	(16,563)	(13,954)	(51,342)	(15,007)	(14,983)	(98,009)	(12,300)	(70)

Net investment income (loss)	(30,764)	89,835	(138,400)	(35,079)	140,974	249,554	(458,996)	(120,248)	(851)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	757,722	2,476,295	5,006,469	5,064,128	1,812,551	1,717,794	7,125,177	1,221,801	17,487
Cost of investments sold	(584,433)	(2,408,929)	(5,005,968)	(3,670,459)	(1,533,785)	(1,437,347)	(7,927,443)	(949,429)	(16,357)

Net realized gain (loss) on investments	173,289	67,366	501	1,393,669	278,766	280,447	(802,266)	272,372	1,130
Realized gain distribution received	405,675	—	—	—	905,742	510,988	12,668,442	41,846	364
Change in unrealized appreciation (depreciation) on investments	(69,572)	454,135	(501)	3,242,855	(966,649)	(239,019)	(6,953,046)	(113,257)	1,482

Net gain (loss) on investments	509,392	521,501	—	4,636,524	217,859	552,416	4,913,130	200,961	2,976

Net increase (decrease) in net assets resulting from operations	$478,628	$611,336	$(138,400)	$4,601,445	$358,833	$801,970	$4,454,134	$80,713	$2,125

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2014

	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Service Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Janus Balanced— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$75,276	$229,693	$288,666	$69,336	$3,334,660	$550,997	$2,690,001	$57,242	$626,427
Mortality and expense risk charges	(83,072)	(75,321)	(118,010)	(70,409)	(710,178)	(482,715)	(562,516)	(106,464)	(534,715)
Administrative charges	(9,123)	(6,835)	(12,970)	(6,808)	(71,099)	(51,267)	(61,350)	(10,300)	(60,256)

Net investment income (loss)	(16,919)	147,537	157,686	(7,881)	2,553,383	17,015	2,066,135	(59,522)	31,456

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,749,049	2,154,989	2,180,344	395,722	8,592,538	5,148,952	5,252,853	1,207,985	5,224,758
Cost of investments sold	(1,885,253)	(2,151,111)	(2,155,090)	(336,585)	(7,986,964)	(3,988,399)	(4,358,931)	(1,662,943)	(4,091,135)

Net realized gain (loss) on investments	(136,204)	3,878	25,254	59,137	605,574	1,160,553	893,922	(454,958)	1,133,623
Realized gain distribution received	—	—	30,455	370,410	—	—	1,917,043	—	768,462
Change in unrealized appreciation (depreciation) on investments	(767,131)	(192,951)	105,924	(216,493)	(2,754,996)	1,691,097	(1,843,809)	191,403	1,168,910

Net gain (loss) on investments	(903,335)	(189,073)	161,633	213,054	(2,149,422)	2,851,650	967,156	(263,555)	3,070,995

Net increase (decrease) in net assets resulting from operations	$(920,254)	$(41,536)	$319,319	$205,173	$403,961	$2,868,665	$3,033,291	$(323,077)	$3,102,451

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2014

	MainStay VP Large Cap Growth— Initial Class	MainStay VP Marketfield— Service Class	MainStay VP MFS® Utilities— Service Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$400,698	$74,361	$379,213	$248,924	$18,140	$1,107,838	$188,094
Mortality and expense risk charges	(91,783)	(23,838)	(309,158)	(174,133)	(226,906)	(182,567)	(37,639)	(925,295)	(158,878)
Administrative charges	(9,868)	(2,125)	(28,603)	(16,381)	(20,866)	(16,862)	(3,309)	(107,048)	(15,269)

Net investment income (loss)	(101,651)	(25,963)	62,937	(116,153)	131,441	49,495	(22,808)	75,495	13,947

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	925,875	653,534	2,995,349	2,235,100	2,185,558	3,399,470	1,334,540	9,094,511	2,419,964
Cost of investments sold	(584,441)	(666,067)	(2,184,927)	(1,255,596)	(1,464,548)	(2,745,390)	(1,405,287)	(6,237,933)	(1,743,917)

Net realized gain (loss) on investments	341,434	(12,533)	810,422	979,504	721,010	654,080	(70,747)	2,856,578	676,047
Realized gain distribution received	853,806	—	1,076,627	2,068,982	1,245,804	1,004,946	270,670	—	631,462
Change in unrealized appreciation (depreciation) on investments	(409,638)	(244,678)	659,931	(1,177,779)	(1,541,389)	(1,240,909)	(131,261)	5,717,819	(526,783)

Net gain (loss) on investments	785,602	(257,211)	2,546,980	1,870,707	425,425	418,117	68,662	8,574,397	780,726

Net increase (decrease) in net assets resulting from operations	$683,951	$(283,174)	$2,609,917	$1,754,554	$556,866	$467,612	$45,854	$8,649,892	$794,673

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2014

	MainStay VP Unconstrained Bond— Service Class	MainStay VP U.S. Small Cap— Initial Class	MainStay VP Van Eck Global Hard Assets— Initial Class	American Funds IS® New World Fund®— Class 4(a)	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III(a)	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth Portfolio— Initial Shares	Fidelity® VIP Contrafund® Portfolio— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$86,619	$14,987	$45,966	$605	$85,684	$3,679	$7,243	$—	$464,296
Mortality and expense risk charges	(28,127)	(58,850)	(140,726)	(199)	(44,166)	(832)	(19,838)	(26,378)	(586,575)
Administrative charges	(2,503)	(5,839)	(13,855)	(17)	(3,842)	(69)	(1,778)	(2,623)	(64,610)

Net investment income (loss)	55,989	(49,702)	(108,615)	389	37,676	2,778	(14,373)	(29,001)	(186,889)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	602,948	668,794	1,856,082	162	496,804	1,112	1,011,898	454,452	4,910,493
Cost of investments sold	(610,948)	(349,132)	(1,834,726)	(178)	(432,186)	(1,155)	(768,420)	(326,900)	(4,311,010)

Net realized gain (loss) on investments	(8,000)	319,662	21,356	(16)	64,618	(43)	243,478	127,552	599,483
Realized gain distribution received	—	352,380	—	532	330,247	1,319	190,873	119,138	974,111
Change in unrealized appreciation (depreciation) on investments	(53,292)	(380,442)	(2,178,812)	(5,528)	(416,099)	(9,548)	(390,676)	(107,656)	3,478,037

Net gain (loss) on investments	(61,292)	291,600	(2,157,456)	(5,012)	(21,234)	(8,272)	43,675	139,034	5,051,631

Net increase (decrease) in net assets resulting from operations	$(5,303)	$241,898	$(2,266,071)	$(4,623)	$16,442	$(5,494)	$29,302	$110,033	$4,864,742

(a)	For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2014

	Fidelity® VIP Equity-Income Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2(a)	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares(a)	Janus Aspen Global Research Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$440,617	$—	$1,873	$544	$498	$219,741	$12,383
Mortality and expense risk charges	(188,697)	(97)	(123,112)	(2,584)	(230)	(245,324)	(15,620)
Administrative charges	(20,551)	(8)	(11,284)	(215)	(20)	(31,725)	(1,753)

Net investment income (loss)	231,369	(105)	(132,523)	(2,255)	248	(57,308)	(4,990)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,838,308	202	1,866,126	154,334	7,748	2,397,103	136,870
Cost of investments sold	(1,958,848)	(192)	(1,502,647)	(149,595)	(7,707)	(2,603,845)	(97,870)

Net realized gain (loss) on investments	(120,540)	10	363,479	4,739	41	(206,742)	39,000
Realized gain distribution received	216,557	25	242,155	22,854	—	—	101,211
Change in unrealized appreciation (depreciation) on investments	772,883	1,663	(1,840)	(11,379)	(2,241)	1,455,714	(14,805)

Net gain (loss) on investments	868,900	1,698	603,794	16,214	(2,200)	1,248,972	125,406

Net increase (decrease) in net assets resulting from operations	$1,100,269	$1,593	$471,271	$13,959	$(1,952)	$1,191,664	$120,416

(a)	For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2014

	MFS® Research Series— Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class(a)	PIMCO VIT Total Return Portfolio— Advisor Class(a)	Royce Micro-Cap Portfolio— Investment Class	UIF U.S. Real Estate Portfolio— Class II	Victory VIF Diversified Stock Fund— Class A Shares

INVESTMENT INCOME (LOSS):
Dividend income	$10,030	$—	$1,863	$1,751	$—	$5,379	$9,020
Mortality and expense risk charges	(14,610)	(20,615)	(1,249)	(523)	(26,585)	(5,156)	(12,113)
Administrative charges	(1,703)	(1,838)	(107)	(47)	(2,488)	(460)	(1,131)

Net investment income (loss)	(6,283)	(22,453)	507	1,181	(29,073)	(237)	(4,224)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	187,606	418,408	5,454	829	451,932	81,094	207,285
Cost of investments sold	(103,567)	(375,314)	(5,318)	(822)	(399,460)	(73,894)	(145,633)

Net realized gain (loss) on investments	84,039	43,094	136	7	52,472	7,200	61,652
Realized gain distribution received	91,013	713,173	2,503	—	165,883	—	—
Change in unrealized appreciation (depreciation) on investments	(67,942)	(637,131)	8,045	(671)	(303,687)	91,739	25,928

Net gain (loss) on investments	107,110	119,136	10,684	(664)	(85,332)	98,939	87,580

Net increase (decrease) in net assets resulting from operations	$100,827	$96,683	$11,191	$517	$(114,405)	$98,702	$83,356

(a)	For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP Cash Management— Initial Class		MainStay VP Common Stock— Initial Class		MainStay VP Conservative Allocation— Service Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(30,764)	$(12,927)	$89,835	$73,631	$(138,400)	$(157,763)	$(35,079)	$70,079	$140,974	$134,327
Net realized gain (loss) on investments	173,289	76,123	67,366	223,251	501	710	1,393,669	787,713	278,766	651,797
Realized gain distribution received	405,675	—	—	245,135	—	—	—	—	905,742	350,034
Change in unrealized appreciation/(depreciation) on investments	(69,572)	687,052	454,135	(1,089,558)	(501)	580	3,242,855	9,212,930	(966,649)	297,961

Net increase (decrease) in net assets resulting from operations	478,628	750,248	611,336	(547,541)	(138,400)	(156,473)	4,601,445	10,070,722	358,833	1,434,119

Contributions and (Withdrawals):
Payments received from policyowners	206,743	199,920	281,341	435,677	1,312,556	1,050,591	908,141	608,935	454,315	359,425
Policyowners’ surrenders	(379,478)	(322,627)	(1,523,333)	(1,428,819)	(2,494,576)	(3,568,486)	(3,018,017)	(3,743,922)	(1,264,453)	(1,375,084)
Policyowners’ annuity and death benefits	—	(17,094)	(39,014)	(36,478)	(60,956)	(45,053)	(315,341)	(94,554)	(2,154)	(98,451)
Net transfers from (to) Fixed Account	(19,793)	(81,476)	(317,638)	(540,058)	(490,786)	(870,565)	(539,782)	(407,652)	(191,679)	(503,822)
Transfers between Investment Divisions	677,720	1,059,399	(124,335)	(1,630,182)	619,565	2,461,204	(1,131,174)	(272,636)	927,395	521,511

Net contributions and (withdrawals)	485,192	838,122	(1,722,979)	(3,199,860)	(1,114,197)	(972,309)	(4,096,173)	(3,909,829)	(76,576)	(1,096,421)

Increase (decrease) in net assets	963,820	1,588,370	(1,111,643)	(3,747,401)	(1,252,597)	(1,128,782)	505,272	6,160,893	282,257	337,698
NET ASSETS:
Beginning of period	5,067,646	3,479,276	14,580,444	18,327,845	11,233,807	12,362,589	37,656,611	31,495,718	13,270,470	12,932,772

End of period	$6,031,466	$5,067,646	$13,468,801	$14,580,444	$9,981,210	$11,233,807	$38,161,883	$37,656,611	$13,552,727	$13,270,470

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Convertible— Initial Class		MainStay VP Cornerstone Growth— Initial Class		MainStay VP Eagle Small Cap Growth— Initial Class		MainStay VP Eagle Small Cap Growth— Service Class		MainStay VP Emerging Markets Equity— Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013(a)	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$249,554	$131,561	$(458,996)	$(334,010)	$(120,248)	$(115,031)	$(851)	$(237)	$(16,919)	$(51,024)
Net realized gain (loss) on investments	280,447	(130,808)	(802,266)	(1,581,644)	272,372	240,213	1,130	1,441	(136,204)	(74,744)
Realized gain distribution received	510,988	797,595	12,668,442	—	41,846	—	364	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(239,019)	1,690,857	(6,953,046)	14,712,517	(113,257)	2,232,656	1,482	2,852	(767,131)	(502,538)

Net increase (decrease) in net assets resulting from operations	801,970	2,489,205	4,454,134	12,796,863	80,713	2,357,838	2,125	4,056	(920,254)	(628,306)

Contributions and (Withdrawals):
Payments received from policyowners	310,668	355,879	1,690,509	1,644,967	198,510	223,452	3,863	9	607,557	307,812
Policyowners’ surrenders	(1,408,698)	(1,020,538)	(5,164,694)	(5,835,445)	(731,890)	(892,111)	(6,576)	—	(1,037,542)	(613,138)
Policyowners’ annuity and death benefits	(16,486)	(38,064)	(334,199)	(342,893)	(17,278)	(22,672)	—	—	(3,101)	(37,695)
Net transfers from (to) Fixed Account	(99,161)	(195,909)	(735,505)	(842,294)	(46,578)	(258,376)	—	—	(7,795)	(159,047)
Transfers between Investment Divisions	333,563	227,964	(1,228,694)	(1,320,388)	(360,312)	(615,427)	42,148	43,787	(463,663)	(644,189)

Net contributions and (withdrawals)	(880,114)	(670,668)	(5,772,583)	(6,696,053)	(957,548)	(1,565,134)	39,435	43,796	(904,544)	(1,146,257)

Increase (decrease) in net assets	(78,144)	1,818,537	(1,318,449)	6,100,810	(876,835)	792,704	41,560	47,852	(1,824,798)	(1,774,563)
NET ASSETS:
Beginning of period	12,721,450	10,902,913	65,185,263	59,084,453	9,572,491	8,779,787	47,852	—	7,721,952	9,496,515

End of period	$12,643,306	$12,721,450	$63,866,814	$65,185,263	$8,695,656	$9,572,491	$89,412	$47,852	$5,897,154	$7,721,952

(a)	For the period May 1, 2013 (commencement of Investment Division) through December 31, 2013.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Floating Rate— Service Class		MainStay VP Government— Initial Class		MainStay VP Growth Allocation— Service Class		MainStay VP High Yield Corporate Bond— Initial Class		MainStay VP ICAP Select Equity— Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$147,537	$181,296	$157,686	$229,252	$(7,881)	$(23,221)	$2,553,383	$2,640,936	$17,015	$89,814
Net realized gain (loss) on investments	3,878	59,159	25,254	73,312	59,137	11,690	605,574	422,209	1,160,553	542,884
Realized gain distribution received	—	—	30,455	21,627	370,410	225,745	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(192,951)	(47,221)	105,924	(805,521)	(216,493)	964,112	(2,754,996)	184,999	1,691,097	8,912,112

Net increase (decrease) in net assets resulting from operations	(41,536)	193,234	319,319	(481,330)	205,173	1,178,326	403,961	3,248,144	2,868,665	9,544,810

Contributions and (Withdrawals):
Payments received from policyowners	485,711	239,831	232,766	355,719	340,155	177,190	1,664,992	1,644,805	1,060,395	927,515
Policyowners’ surrenders	(827,626)	(1,416,012)	(1,225,649)	(1,693,244)	(234,854)	(188,577)	(6,167,386)	(6,806,679)	(3,901,839)	(3,299,210)
Policyowners’ annuity and death benefits	(19,607)	(87,781)	(175,560)	(55,645)	(3,498)	(6,524)	(427,190)	(371,981)	(240,469)	(242,005)
Net transfers from (to) Fixed Account	(4,632)	(102,804)	(165,187)	(142,968)	45,533	(52,360)	(536,393)	(1,271,063)	(497,672)	(555,940)
Transfers between Investment Divisions	(424,047)	642,722	(192,525)	(1,366,302)	487,211	310,262	(1,390,487)	(724,979)	(645,488)	97,435

Net contributions and (withdrawals)	(790,201)	(724,044)	(1,526,155)	(2,902,440)	634,547	239,991	(6,856,464)	(7,529,897)	(4,225,073)	(3,072,205)

Increase (decrease) in net assets	(831,737)	(530,810)	(1,206,836)	(3,383,770)	839,720	1,418,317	(6,452,503)	(4,281,753)	(1,356,408)	6,472,605
NET ASSETS:
Beginning of period	6,796,248	7,327,058	10,570,582	13,954,352	5,360,074	3,941,757	61,269,963	65,551,716	41,409,933	34,937,328

End of period	$5,964,511	$6,796,248	$9,363,746	$10,570,582	$6,199,794	$5,360,074	$54,817,460	$61,269,963	$40,053,525	$41,409,933

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Income Builder— Initial Class		MainStay VP International Equity— Initial Class		MainStay VP Janus Balanced— Initial Class		MainStay VP Large Cap Growth— Initial Class		MainStay VP Marketfield— Service Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013(a)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,066,135	$1,357,712	$(59,522)	$(15,456)	$31,456	$42,598	$(101,651)	$(70,630)	$(25,963)	$(6,658)
Net realized gain (loss) on investments	893,922	488,775	(454,958)	(571,973)	1,133,623	709,042	341,434	511,626	(12,533)	3,168
Realized gain distribution received	1,917,043	—	—	—	768,462	68,318	853,806	38,167	—	—
Change in unrealized appreciation/(depreciation) on investments	(1,843,809)	5,164,672	191,403	1,751,041	1,168,910	6,704,809	(409,638)	1,570,527	(244,678)	66,518

Net increase (decrease) in net assets resulting from operations	3,033,291	7,011,159	(323,077)	1,163,612	3,102,451	7,524,767	683,951	2,049,690	(283,174)	63,028

Contributions and (Withdrawals):
Payments received from policyowners	1,190,334	816,120	286,380	266,602	789,966	984,817	303,933	212,863	100,347	113,214
Policyowners’ surrenders	(4,276,833)	(3,837,603)	(631,711)	(647,020)	(4,191,556)	(4,235,188)	(604,186)	(803,541)	(142,599)	(47,618)
Policyowners’ annuity and death benefits	(257,304)	(326,795)	(53,936)	(24,823)	(115,019)	(101,310)	(64,345)	(11,880)	—	—
Net transfers from (to) Fixed Account	(638,426)	(517,708)	(121,878)	(127,637)	(420,768)	(507,882)	(24,197)	(136,652)	71,195	8,383
Transfers between Investment Divisions	254,744	523,678	(264,968)	(307,378)	(497,826)	(431,041)	176,444	(136,529)	511,175	1,401,362

Net contributions and (withdrawals)	(3,727,485)	(3,342,308)	(786,113)	(840,256)	(4,435,203)	(4,290,604)	(212,351)	(875,739)	540,118	1,475,341

Increase (decrease) in net assets	(694,194)	3,668,851	(1,109,190)	323,356	(1,332,752)	3,234,163	471,600	1,173,951	256,944	1,538,369
NET ASSETS:
Beginning of period	46,668,758	42,999,907	9,241,329	8,917,973	45,754,709	42,520,546	7,540,237	6,366,286	1,538,369	—

End of period	$45,974,564	$46,668,758	$8,132,139	$9,241,329	$44,421,957	$45,754,709	$8,011,837	$7,540,237	$1,795,313	$1,538,369

(a)	For the period May 1, 2013 (commencement of Investment Division) through December 31, 2013.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP MFS® Utilities— Service Class		MainStay VP Mid Cap Core— Initial Class		MainStay VP Moderate Allocation— Service Class		MainStay VP Moderate Growth Allocation— Service Class		MainStay VP PIMCO Real Return— Service Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$62,937	$188,437	$(116,153)	$(34,322)	$131,441	$84,577	$49,495	$(21,654)	$(22,808)	$(18,086)
Net realized gain (loss) on investments	810,422	375,088	979,504	696,742	721,010	670,231	654,080	83,554	(70,747)	(9,392)
Realized gain distribution received	1,076,627	288,183	2,068,982	771,810	1,245,804	560,088	1,004,946	393,085	270,670	26,466
Change in unrealized appreciation/(depreciation) on investments	659,931	2,885,407	(1,177,779)	2,719,153	(1,541,389)	1,466,672	(1,240,909)	2,402,711	(131,261)	(534,979)

Net increase (decrease) in net assets resulting from operations	2,609,917	3,737,115	1,754,554	4,153,383	556,866	2,781,568	467,612	2,857,696	45,854	(535,991)

Contributions and (Withdrawals):
Payments received from policyowners	1,093,955	712,839	389,445	293,777	882,445	623,578	636,391	1,316,476	97,656	178,329
Policyowners’ surrenders	(2,356,128)	(1,567,619)	(1,136,222)	(1,147,657)	(1,745,315)	(2,613,255)	(1,780,958)	(1,584,155)	(390,587)	(471,850)
Policyowners’ annuity and death benefits	(124,943)	(69,998)	(65,229)	(37,288)	(11,388)	(57,836)	—	(25,293)	(2,704)	(7,334)
Net transfers from (to) Fixed Account	(437,837)	(631,015)	(85,576)	(236,057)	(145,151)	(587,536)	(685,958)	(35,860)	(98,653)	2,566
Transfers between Investment Divisions	1,123,406	1,258,678	443,503	510,704	1,482,110	1,363,196	717,476	844,339	(410,297)	(1,366,857)

Net contributions and (withdrawals)	(701,547)	(297,115)	(454,079)	(616,521)	462,701	(1,271,853)	(1,113,049)	515,507	(804,585)	(1,665,146)

Increase (decrease) in net assets	1,908,370	3,440,000	1,300,475	3,536,862	1,019,567	1,509,715	(645,437)	3,373,203	(758,731)	(2,201,137)
NET ASSETS:
Beginning of period	23,970,934	20,530,934	14,049,273	10,512,411	18,459,641	16,949,926	15,559,184	12,185,981	3,518,527	5,719,664

End of period	$25,879,304	$23,970,934	$15,349,748	$14,049,273	$19,479,208	$18,459,641	$14,913,747	$15,559,184	$2,759,796	$3,518,527

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP S&P 500 Index— Initial Class		MainStay VP T. Rowe Price Equity Income— Initial Class		MainStay VP Unconstrained Bond— Service Class		MainStay VP U.S. Small Cap— Initial Class		MainStay VP Van Eck Global Hard Assets— Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$75,495	$176,669	$13,947	$(4,397)	$55,989	$57,043	$(49,702)	$(24,702)	$(108,615)	$(32,745)
Net realized gain (loss) on investments	2,856,578	1,045,597	676,047	414,939	(8,000)	23,813	319,662	264,859	21,356	(229,112)
Realized gain distribution received	—	—	631,462	104,942	—	40	352,380	—	—	—
Change in unrealized appreciation/(depreciation) on investments	5,717,819	17,651,216	(526,783)	2,753,219	(53,292)	(39,153)	(380,442)	1,089,919	(2,178,812)	1,342,578

Net increase (decrease) in net assets resulting from operations	8,649,892	18,873,482	794,673	3,268,703	(5,303)	41,743	241,898	1,330,076	(2,266,071)	1,080,721

Contributions and (Withdrawals):
Payments received from policyowners	1,643,417	1,788,848	383,491	279,905	255,626	202,572	128,500	109,306	379,246	378,191
Policyowners’ surrenders	(6,464,464)	(7,281,235)	(1,606,571)	(1,511,988)	(330,150)	(321,812)	(321,317)	(337,012)	(945,969)	(999,665)
Policyowners’ annuity and death benefits	(435,228)	(591,525)	(51,733)	(36,972)	(2,838)	(146)	(12,631)	(3,993)	(21,474)	(23,510)
Net transfers from (to) Fixed Account	(786,975)	(971,444)	(120,262)	(89,860)	(24,310)	(10,427)	(86,754)	(113,645)	(171,117)	(393,713)
Transfers between Investment Divisions	(1,352,584)	(746,909)	(413,509)	354,268	764,642	1,119,253	(113,173)	463,640	596,291	(1,955,641)

Net contributions and (withdrawals)	(7,395,834)	(7,802,265)	(1,808,584)	(1,004,647)	662,970	989,440	(405,375)	118,296	(163,023)	(2,994,338)

Increase (decrease) in net assets	1,254,058	11,071,217	(1,013,911)	2,264,056	657,667	1,031,183	(163,477)	1,448,372	(2,429,094)	(1,913,617)
NET ASSETS:
Beginning of period	76,979,933	65,908,716	14,062,313	11,798,257	2,162,358	1,131,175	5,091,433	3,643,061	11,420,357	13,333,974

End of period	$78,233,991	$76,979,933	$13,048,402	$14,062,313	$2,820,025	$2,162,358	$4,927,956	$5,091,433	$8,991,263	$11,420,357

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	American Funds IS® New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III		BlackRock® High Yield V.I. Fund—Class III	Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Dreyfus IP Technology Growth Portfolio— Initial Shares		Fidelity® VIP Contrafund® Portfolio— Initial Class
	2014(b)	2014	2013	2014(b)	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$389	$37,676	$(3,424)	$2,778	$(14,373)	$(4,422)	$(29,001)	$(28,792)	$(186,889)	$(124,410)
Net realized gain (loss) on investments	(16)	64,618	33,699	(43)	243,478	21,692	127,552	82,943	599,483	121,516
Realized gain distribution received	532	330,247	134,104	1,319	190,873	—	119,138	—	974,111	12,682
Change in unrealized appreciation/(depreciation) on investments	(5,528)	(416,099)	187,952	(9,548)	(390,676)	371,432	(107,656)	532,329	3,478,037	11,606,569

Net increase (decrease) in net assets resulting from operations	(4,623)	16,442	352,331	(5,494)	29,302	388,702	110,033	586,480	4,864,742	11,616,357

Contributions and (Withdrawals):
Payments received from policyowners	29,499	176,205	244,414	27	48,691	49,876	55,619	42,707	1,234,016	1,084,894
Policyowners’ surrenders	(7)	(306,581)	(161,422)	(215)	(152,825)	(133,004)	(183,053)	(138,962)	(3,704,053)	(3,755,978)
Policyowners’ annuity and death benefits	—	—	(829)	—	—	(13,246)	(90)	(4,913)	(136,204)	(92,460)
Net transfers from (to) Fixed Account	111	(64,518)	(116,271)	—	(18,337)	(20,793)	(27,404)	(40,888)	(255,882)	(619,318)
Transfers between Investment Divisions	54,268	602,064	702,944	257,740	59,231	26,424	(107,241)	(324,252)	(852,014)	(951,375)

Net contributions and (withdrawals)	83,871	407,170	668,836	257,552	(63,240)	(90,743)	(262,169)	(466,308)	(3,714,137)	(4,334,237)

Increase (decrease) in net assets	79,248	423,612	1,021,167	252,058	(33,938)	297,959	(152,136)	120,172	1,150,605	7,282,120
NET ASSETS:
Beginning of period	—	3,392,480	2,371,313	—	1,549,199	1,251,240	2,351,257	2,231,085	48,778,208	41,496,088

End of period	$79,248	$3,816,092	$3,392,480	$252,058	$1,515,261	$1,549,199	$2,199,121	$2,351,257	$49,928,813	$48,778,208

(b)	For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	Fidelity® VIP Equity-Income Portfolio— Initial Class		Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2		Invesco V.I. American Value Fund— Series II Shares		Invesco V.I. International Growth Fund— Series II Shares	Janus Aspen Global Research Portfolio— Institutional Shares
	2014	2013	2014(b)	2014	2013	2014	2013(a)	2014(b)	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$231,369	$170,649	$(105.00)	$(132,523)	$(100,075)	$(2,255)	$(44)	$248	$(57,308)	$(30,428)
Net realized gain (loss) on investments	(120,540)	(88,100)	10	363,479	57,656	4,739	155	41	(206,742)	(597,142)
Realized gain distribution received	216,557	984,619	25	242,155	1,248,620	22,854	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	772,883	2,394,337	1,663	(1,840)	1,616,484	(11,379)	7,252	(2,241)	1,455,714	5,220,811

Net increase (decrease) in net assets resulting from operations	1,100,269	3,461,505	1,593	471,271	2,822,685	13,959	7,363	(1,952)	1,191,664	4,593,241

Contributions and (Withdrawals):
Payments received from policyowners	450,630	415,789	19,850	307,045	290,680	18,245	1,013	19,419	475,961	505,532
Policyowners’ surrenders	(1,046,134)	(1,105,934)	—	(809,236)	(744,645)	(37,058)	(338)	(14)	(1,835,383)	(1,602,019)
Policyowners’ annuity and death benefits	(93,654)	(39,744)	—	(48,725)	(2,125)	—	—	—	(56,152)	(68,462)
Net transfers from (to) Fixed Account	(139,867)	(294,962)	—	(95,282)	(304,110)	14,885	—	(364)	(142,107)	(481,376)
Transfers between Investment Divisions	(506,085)	12,558	18,679	(407,478)	(283,403)	166,947	72,683	52,485	(387,800)	(167,457)

Net contributions and (withdrawals)	(1,335,110)	(1,012,293)	38,529	(1,053,676)	(1,043,603)	163,019	73,358	71,526	(1,945,481)	(1,813,782)

Increase (decrease) in net assets	(234,841)	2,449,212	40,122	(582,405)	1,779,082	176,978	80,721	69,574	(753,817)	2,779,459
NET ASSETS:
Beginning of period	15,870,322	13,421,110	—	10,499,255	8,720,173	80,721	—	—	20,906,913	18,127,454

End of period	$15,635,481	$15,870,322	$40,122	$9,916,850	$10,499,255	$257,699	$80,721	$69,574	$20,153,096	$20,906,913

(a)	For the period May 1, 2013 (commencement of Investment Division) through December 31, 2013.
(b)	For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MFS® Investors Trust Series— Initial Class		MFS® Research Series— Initial Class		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT Foreign Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class
	2014	2013	2014	2013	2014	2013	2014(b)	2014(b)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(4,990)	$(2,731)	$(6,283)	$(11,925)	$(22,453)	$(26,170)	$507	$1,181
Net realized gain (loss) on investments	39,000	24,529	84,039	127,341	43,094	316,528	136	7
Realized gain distribution received	101,211	—	91,013	2,875	713,173	—	2,503	—
Change in unrealized appreciation/(depreciation) on investments	(14,805)	282,900	(67,942)	190,741	(637,131)	221,657	8,045	(671)

Net increase (decrease) in net assets resulting from operations	120,416	304,698	100,827	309,032	96,683	512,015	11,191	517

Contributions and (Withdrawals):
Payments received from policyowners	54,998	26,118	36,091	20,308	65,838	72,052	37,884	41,053
Policyowners’ surrenders	(102,847)	(54,401)	(135,651)	(206,597)	(110,983)	(107,821)	(3,451)	(109)
Policyowners’ annuity and death benefits	(14,066)	(254)	(2,556)	(3,134)	(1,084)	—	—	—
Net transfers from (to) Fixed Account	(93)	(3,172)	13,468	18,270	(20,421)	(88,526)	108	2,056
Transfers between Investment Divisions	5,642	37,992	41,553	(12,740)	(123,356)	(123,148)	450,504	140,195

Net contributions and (withdrawals)	(56,366)	6,283	(47,095)	(183,893)	(190,006)	(247,443)	485,045	183,195

Increase (decrease) in net assets	64,050	310,981	53,732	125,139	(93,323)	264,572	496,236	183,712
NET ASSETS:
Beginning of period	1,312,072	1,001,091	1,216,342	1,091,203	1,755,994	1,491,422	—	—

End of period	$1,376,122	$1,312,072	$1,270,074	$1,216,342	$1,662,671	$1,755,994	$496,236	$183,712

(b)	For the period May 1, 2014 (commencement of Investment Division) through December 31, 2014.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	Royce Micro-Cap Portfolio— Investment Class		UIF U.S. Real Estate Portfolio— Class II		Victory VIF Diversified Stock Fund— Class A Shares
	2014	2013	2014	2013(a)	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(29,073)	$(19,002)	$(237)	$331	$(4,224)	$(6,420)
Net realized gain (loss) on investments	52,472	372,610	7,200	325	61,652	15,193
Realized gain distribution received	165,883	61,853	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(303,687)	14,286	91,739	(2,739)	25,928	250,424

Net increase (decrease) in net assets resulting from operations	(114,405)	429,747	98,702	(2,083)	83,356	259,197

Contributions and (Withdrawals):
Payments received from policyowners	109,344	100,120	24,370	12,920	34,475	21,229
Policyowners’ surrenders	(234,897)	(129,279)	(43,088)	(136)	(85,704)	(10,017)
Policyowners’ annuity and death benefits	(10,533)	(15,240)	—	—	—	—
Net transfers from (to) Fixed Account	(44,987)	(95,859)	7,494	(56)	(12,246)	(18,690)
Transfers between Investment Divisions	(37,112)	(843,134)	530,567	142,444	(103,101)	25,518

Net contributions and (withdrawals)	(218,185)	(983,392)	519,343	155,172	(166,576)	18,040

Increase (decrease) in net assets	(332,590)	(553,645)	618,045	153,089	(83,220)	277,237
NET ASSETS:
Beginning of period	2,426,216	2,979,861	153,089	—	1,086,472	809,235

End of period	$2,093,626	$2,426,216	$771,134	$153,089	$1,003,252	$1,086,472

(a)	For the period May 1, 2013 (commencement of Investment Division) through December 31, 2013.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

N

YLIAC Variable Annuity Separate Account-I (“Separate Account-I”) and NYLIAC Variable Annuity Separate Account-II (“Separate Account-II”) were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (“Separate Account-I”) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (“Separate Account-II”) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts that follows the accounting and reporting guidance under ASC 946. Sales of these policies were discontinued effective May 10, 2002.

The assets of Separate Account-I and Separate Account-II are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AIM Variable Insurance Funds, the American Funds Insurance Series®, the BlackRock Variable Series Funds, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS® Variable Insurance Trust, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

The following Investment Divisions, with their respective Fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced—Service Class

MainStay VP Bond—Initial Class

MainStay VP Cash Management—Initial Class

MainStay VP Common Stock—Initial Class

MainStay VP Conservative Allocation—Service Class

MainStay VP Convertible—Initial Class

MainStay VP Cornerstone Growth—Initial Class

MainStay VP Eagle Small Cap Growth—Initial Class

MainStay VP Eagle Small Cap Growth—Service Class

MainStay VP Emerging Markets Equity—Initial Class (formerly MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class)

MainStay VP Floating Rate—Service Class

MainStay VP Government—Initial Class

MainStay VP Growth Allocation—Service Class

MainStay VP High Yield Corporate Bond—Initial Class

MainStay VP ICAP Select Equity—Initial Class

MainStay VP Income Builder—Initial Class

MainStay VP International Equity—Initial Class

MainStay VP Janus Balanced—Initial Class

MainStay VP Large Cap Growth—Initial Class

MainStay VP Marketfield—Service Class

MainStay VP MFS® Utilities—Service Class

MainStay VP Mid Cap Core—Initial Class

MainStay VP Moderate Allocation—Service Class

MainStay VP Moderate Growth Allocation—Service Class

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

MainStay VP PIMCO Real Return—Service Class

MainStay VP S&P 500 Index—Initial Class

MainStay VP T. Rowe Price Equity Income—Initial Class

MainStay VP Unconstrained Bond—Service Class

MainStay VP U.S. Small Cap—Initial Class

MainStay VP Van Eck Global Hard Assets—Initial Class

American Funds IS® New World Fund®—Class 4

BlackRock® Global Allocation V.I. Fund—Class III

BlackRock® High Yield V.I. Fund—Class III

Columbia Variable Portfolio—Small Cap Value Fund—Class 2

Dreyfus IP Technology Growth Portfolio—Initial Shares

Fidelity® VIP Contrafund® Portfolio—Initial Class

Fidelity® VIP Equity-Income Portfolio—Initial Class

Fidelity® VIP Growth Opportunities Portfolio—Service Class 2

Fidelity® VIP Mid Cap Portfolio—Service Class 2

Invesco V.I. American Value Fund—Series II Shares

Invesco V.I. International Growth Fund—Series II Shares

Janus Aspen Global Research Portfolio—Institutional Shares

MFS® Investors Trust Series—Initial Class

MFS® Research Series—Initial Class

Neuberger Berman AMT Mid Cap Growth Portfolio—Class S

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class

PIMCO VIT Total Return Portfolio—Advisor Class

Royce Micro-Cap Portfolio—Investment Class

UIF U.S. Real Estate Portfolio—Class II

Victory VIF Diversified Stock Fund—Class A Shares

Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner’s instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments who values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing of the asset or liability.

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

T

he cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases	Sales

Separate Account—I (Non-Qualified Policies)
MainStay VP Balanced—Service Class	$798	$545
MainStay VP Bond—Initial Class	562	2,837
MainStay VP Cash Management—Initial Class	2,880	6,066
MainStay VP Common Stock—Initial Class	848	3,874
MainStay VP Conservative Allocation—Service Class	2,162	950
MainStay VP Convertible—Initial Class	1,374	1,436
MainStay VP Cornerstone Growth—Initial Class	8,130	4,958
MainStay VP Eagle Small Cap Growth—Initial Class	84	668
MainStay VP Eagle Small Cap Growth—Service Class	93	172
MainStay VP Emerging Markets Equity—Initial Class	166	610
MainStay VP Floating Rate—Service Class	951	1,441
MainStay VP Government—Initial Class	1,114	2,059
MainStay VP Growth Allocation—Service Class	952	204
MainStay VP High Yield Corporate Bond—Initial Class	5,983	13,112
MainStay VP ICAP Select Equity—Initial Class	1,114	3,669
MainStay VP Income Builder—Initial Class	4,580	4,294
MainStay VP International Equity—Initial Class	237	910
MainStay VP Janus Balanced—Initial Class	1,042	2,595
MainStay VP Large Cap Growth—Initial Class	1,008	1,005
MainStay VP Marketfield—Service Class	969	784
MainStay VP MFS® Utilities—Service Class	2,469	1,699
MainStay VP Mid Cap Core—Initial Class	1,904	1,221
MainStay VP Moderate Allocation—Service Class	2,828	617
MainStay VP Moderate Growth Allocation—Service Class	1,108	1,273
MainStay VP PIMCO Real Return—Service Class	213	790
MainStay VP S&P 500 Index—Initial Class	2,224	7,052
MainStay VP T. Rowe Price Equity Income—Initial Class	564	937
MainStay VP Unconstrained Bond—Service Class	1,464	557
MainStay VP U.S. Small Cap—Initial Class	502	656
MainStay VP Van Eck Global Hard Assets—Initial Class	924	1,131
American Funds IS® New World Fund®—Class 4	53	2
BlackRock® Global Allocation V.I. Fund—Class III	468	119
BlackRock® High Yield V.I. Fund—Class III	125	1
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	173	139
Dreyfus IP Technology Growth Portfolio—Initial Shares	353	497
Fidelity® VIP Contrafund® Portfolio—Initial Class	993	3,345
Fidelity® VIP Equity-Income Portfolio—Initial Class	507	1,385
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	64	—
Fidelity® VIP Mid Cap Portfolio—Service Class 2	331	511
Invesco V.I. American Value Fund—Series II Shares	192	111
Invesco V.I. International Growth Fund—Series II Shares	71	—
Janus Aspen Global Research Portfolio—Institutional Shares	389	1,594
MFS® Investors Trust Series—Initial Class	86	106
MFS® Research Series—Initial Class	106	115
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	493	343
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	317	4
PIMCO VIT Total Return Portfolio—Advisor Class	239	1
Royce Micro-Cap Portfolio—Investment Class	122	319
UIF U.S. Real Estate Portfolio—Class II	913	97
Victory VIF Diversified Stock Fund—Class A Shares	16	106

Total	$55,258	$76,917

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

	Purchases	Sales

Separate Account—II (Tax-Qualified Policies)
MainStay VP Balanced—Service Class	$1,603	$758
MainStay VP Bond—Initial Class	843	2,476
MainStay VP Cash Management—Initial Class	3,835	5,006
MainStay VP Common Stock—Initial Class	932	5,064
MainStay VP Conservative Allocation—Service Class	2,781	1,813
MainStay VP Convertible—Initial Class	1,592	1,718
MainStay VP Cornerstone Growth—Initial Class	13,559	7,125
MainStay VP Eagle Small Cap Growth—Initial Class	186	1,222
MainStay VP Eagle Small Cap Growth—Service Class	56	17
MainStay VP Emerging Markets Equity—Initial Class	827	1,749
MainStay VP Floating Rate—Service Class	1,534	2,155
MainStay VP Government—Initial Class	928	2,180
MainStay VP Growth Allocation—Service Class	1,393	396
MainStay VP High Yield Corporate Bond—Initial Class	4,283	8,593
MainStay VP ICAP Select Equity—Initial Class	923	5,149
MainStay VP Income Builder—Initial Class	5,507	5,253
MainStay VP International Equity—Initial Class	350	1,208
MainStay VP Janus Balanced—Initial Class	1,587	5,225
MainStay VP Large Cap Growth—Initial Class	1,464	926
MainStay VP Marketfield—Service Class	1,168	654
MainStay VP MFS® Utilities—Service Class	3,417	2,995
MainStay VP Mid Cap Core—Initial Class	3,733	2,235
MainStay VP Moderate Allocation—Service Class	4,025	2,186
MainStay VP Moderate Growth Allocation—Service Class	3,323	3,399
MainStay VP PIMCO Real Return—Service Class	778	1,335
MainStay VP S&P 500 Index—Initial Class	1,762	9,095
MainStay VP T. Rowe Price Equity Income—Initial Class	1,239	2,420
MainStay VP Unconstrained Bond—Service Class	1,322	603
MainStay VP U.S. Small Cap—Initial Class	566	669
MainStay VP Van Eck Global Hard Assets—Initial Class	1,584	1,856
American Funds IS® New World Fund®—Class 4	85	—
BlackRock® Global Allocation V.I. Fund—Class III	1,272	497
BlackRock® High Yield V.I. Fund—Class III	263	1
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	1,125	1,012
Dreyfus IP Technology Growth Portfolio—Initial Shares	270	454
Fidelity® VIP Contrafund® Portfolio—Initial Class	1,973	4,910
Fidelity® VIP Equity-Income Portfolio—Initial Class	936	1,838
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	39	—
Fidelity® VIP Mid Cap Portfolio—Service Class 2	922	1,866
Invesco V.I. American Value Fund—Series II Shares	334	154
Invesco V.I. International Growth Fund—Series II Shares	80	8
Janus Aspen Global Research Portfolio—Institutional Shares	390	2,397
MFS® Investors Trust Series—Initial Class	177	137
MFS® Research Series—Initial Class	224	188
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	919	418
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	494	5
PIMCO VIT Total Return Portfolio—Advisor Class	185	1
Royce Micro-Cap Portfolio—Investment Class	371	452
UIF U.S. Real Estate Portfolio—Class II	600	81
Victory VIF Diversified Stock Fund—Class A Shares	36	207

Total	$77,795	$100,106

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

N

ew York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”), Dimensional Fund Advisors LP (“DFA”), DuPont Capital Management Corporation (“DuPont Capital”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”), Janus Capital Management LLC (“Janus Capital”), MacKay Shields LLC (“MacKay Shields”), Marketfield Asset Management LLC (“Marketfield”), Massachusetts Financial Services Company (“MFS”), New York Life Investors LLC (“NYL Investors”), Pacific Investment Management Company LLC (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Van Eck Associates Corporation (“Van Eck”) and Winslow Capital Management Inc. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, Cornerstone Holdings, MacKay Shields, NYL Investors and ICAP are all indirect, wholly-owned subsidiaries of NYLIC. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc.; Epoch is a wholly-owned subsidiary of Epoch Holding Corporation. Janus is a wholly-owned subsidiary of Janus Capital Group, Inc. MFS is an indirect majority-owned subsidiary of Sun Life Financial Inc., Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc., DFA, DuPont Capital, Marketfield, PIMCO, T. Rowe Price and Van Eck are independent investment advisory firms.

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners’ surrenders in the accompanying Statements of Changes in Net Assets.

NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying Statements of Changes in Net Assets.

Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights Section. These charges are disclosed on the accompanying Statement of Operations.

Separate Account-I and Separate Account-II policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.40%, distribution (12b-1) fees range from 0.00% to 0.35%, and other expenses range from 0.00% to 1.20%. These ranges are shown as a percentage of average net assets as of December 31, 2013, and approximate the ranges as of December 31, 2014.

NOTE 4—Distribution of Net Income:

S

eparate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s)

T

he changes in units outstanding for the years ended December 31, 2014 and 2013 were as follows:

	2014			2013
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Separate Account—I (Non-Qualified Policies)
MainStay VP Balanced—Service Class	34	(32)	2	47	(24)	23
MainStay VP Bond—Initial Class	18	(117)	(99)	12	(165)	(153)
MainStay VP Cash Management—Initial Class	2,136	(4,203)	(2,067)	4,218	(4,710)	(492)
MainStay VP Common Stock—Initial Class	13	(80)	(67)	13	(61)	(48)
MainStay VP Conservative Allocation—Service Class	101	(58)	43	62	(88)	(26)
MainStay VP Convertible—Initial Class	24	(42)	(18)	31	(46)	(15)
MainStay VP Cornerstone Growth—Initial Class	7	(141)	(134)	7	(164)	(157)
MainStay VP Eagle Small Cap Growth—Initial Class	7	(50)	(43)	4	(72)	(68)
MainStay VP Eagle Small Cap Growth—Service Class	8	(16)	(8)	21	—	21
MainStay VP Emerging Markets Equity—Initial Class	16	(64)	(48)	12	(157)	(145)
MainStay VP Floating Rate—Service Class	46	(111)	(65)	189	(181)	8
MainStay VP Government—Initial Class	39	(88)	(49)	8	(129)	(121)
MainStay VP Growth Allocation—Service Class	50	(12)	38	6	(59)	(53)
MainStay VP High Yield Corporate Bond—Initial Class	75	(323)	(248)	75	(257)	(182)
MainStay VP ICAP Select Equity—Initial Class	40	(169)	(129)	81	(197)	(116)
MainStay VP Income Builder—Initial Class	28	(106)	(78)	45	(131)	(86)
MainStay VP International Equity—Initial Class	9	(34)	(25)	9	(47)	(38)
MainStay VP Janus Balanced—Initial Class	34	(187)	(153)	13	(223)	(210)
MainStay VP Large Cap Growth—Initial Class	22	(41)	(19)	19	(74)	(55)
MainStay VP Marketfield—Service Class	92	(75)	17	88	(5)	83
MainStay VP MFS® Utilities—Service Class	128	(115)	13	96	(112)	(16)
MainStay VP Mid Cap Core—Initial Class	23	(41)	(18)	43	(56)	(13)
MainStay VP Moderate Allocation—Service Class	122	(34)	88	166	(72)	94
MainStay VP Moderate Growth Allocation—Service Class	28	(75)	(47)	39	(76)	(37)
MainStay VP PIMCO Real Return—Service Class	8	(81)	(73)	41	(217)	(176)
MainStay VP S&P 500 Index—Initial Class	33	(136)	(103)	21	(119)	(98)
MainStay VP T. Rowe Price Equity Income—Initial Class	9	(61)	(52)	50	(81)	(31)
MainStay VP Unconstrained Bond—Service Class	122	(47)	75	122	(45)	77
MainStay VP U.S. Small Cap—Initial Class	12	(30)	(18)	29	(17)	12
MainStay VP Van Eck Global Hard Assets—Initial Class	91	(113)	(22)	21	(250)	(229)
American Funds IS® New World Fund®—Class 4	5	—	5	—	—	—
BlackRock® Global Allocation V.I. Fund—Class III	30	(10)	20	32	(19)	13
BlackRock® High Yield V.I. Fund—Class III	12	—	12	—	—	—
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	4	(7)	(3)	7	(10)	(3)
Dreyfus IP Technology Growth Portfolio—Initial Shares	17	(30)	(13)	25	(22)	3
Fidelity® VIP Contrafund® Portfolio—Initial Class	8	(75)	(67)	16	(102)	(86)
Fidelity® VIP Equity-Income Portfolio—Initial Class	5	(45)	(40)	30	(42)	(12)
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	6	—	6	—	—	—
Fidelity® VIP Mid Cap Portfolio—Service Class 2	8	(16)	(8)	10	(30)	(20)
Invesco V.I. American Value Fund—Series II Shares	14	(9)	5	6	—	6
Invesco V.I. International Growth Fund—Series II Shares	7	—	7	—	—	—
Janus Aspen Global Research Portfolio—Institutional Shares	13	(60)	(47)	9	(91)	(82)
MFS® Investors Trust Series—Initial Class	1	(5)	(4)	8	(5)	3
MFS® Research Series—Initial Class	2	(6)	(4)	5	(4)	1
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	4	(14)	(10)	7	(14)	(7)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	30	—	30	—	—	—
PIMCO VIT Total Return Portfolio—Advisor Class	23	—	23	—	—	—
Royce Micro-Cap Portfolio—Investment Class	3	(18)	(15)	2	(26)	(24)
UIF U.S. Real Estate Portfolio—Class II	89	(9)	80	4	—	4
Victory VIF Diversified Stock Fund—Class A Shares	1	(6)	(5)	6	(3)	3

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s)

	2014			2013
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Separate Account—II (Tax-Qualified Policies)
MainStay VP Balanced—Service Class	73	(44)	29	90	(32)	58
MainStay VP Bond—Initial Class	26	(100)	(74)	28	(167)	(139)
MainStay VP Cash Management—Initial Class	2,801	(3,623)	(822)	4,501	(5,208)	(707)
MainStay VP Common Stock—Initial Class	12	(104)	(92)	21	(127)	(106)
MainStay VP Conservative Allocation—Service Class	109	(114)	(5)	106	(174)	(68)
MainStay VP Convertible—Initial Class	22	(50)	(28)	35	(60)	(25)
MainStay VP Cornerstone Growth—Initial Class	18	(200)	(182)	15	(257)	(242)
MainStay VP Eagle Small Cap Growth—Initial Class	15	(92)	(77)	13	(151)	(138)
MainStay VP Eagle Small Cap Growth—Service Class	5	(1)	4	6	(2)	4
MainStay VP Emerging Markets Equity—Initial Class	86	(186)	(100)	43	(165)	(122)
MainStay VP Floating Rate—Service Class	106	(169)	(63)	106	(165)	(59)
MainStay VP Government—Initial Class	25	(93)	(68)	14	(144)	(130)
MainStay VP Growth Allocation—Service Class	68	(24)	44	44	(25)	19
MainStay VP High Yield Corporate Bond—Initial Class	28	(205)	(177)	64	(268)	(204)
MainStay VP ICAP Select Equity—Initial Class	23	(233)	(210)	70	(249)	(179)
MainStay VP Income Builder—Initial Class	28	(129)	(101)	32	(133)	(101)
MainStay VP International Equity—Initial Class	14	(45)	(31)	10	(46)	(36)
MainStay VP Janus Balanced—Initial Class	22	(373)	(351)	44	(423)	(379)
MainStay VP Large Cap Growth—Initial Class	28	(37)	(9)	24	(69)	(45)
MainStay VP Marketfield—Service Class	112	(64)	48	143	(4)	139
MainStay VP MFS® Utilities—Service Class	151	(201)	(50)	152	(182)	(30)
MainStay VP Mid Cap Core—Initial Class	60	(77)	(17)	52	(79)	(27)
MainStay VP Moderate Allocation—Service Class	166	(136)	30	133	(227)	(94)
MainStay VP Moderate Growth Allocation—Service Class	142	(212)	(70)	163	(134)	29
MainStay VP PIMCO Real Return—Service Class	52	(136)	(84)	55	(226)	(171)
MainStay VP S&P 500 Index—Initial Class	18	(172)	(154)	20	(215)	(195)
MainStay VP T. Rowe Price Equity Income—Initial Class	33	(164)	(131)	84	(166)	(82)
MainStay VP Unconstrained Bond—Service Class	109	(52)	57	133	(43)	90
MainStay VP U.S. Small Cap—Initial Class	11	(31)	(20)	39	(33)	6
MainStay VP Van Eck Global Hard Assets—Initial Class	158	(178)	(20)	38	(365)	(327)
American Funds IS® New World Fund®—Class 4	9	—	9	—	—	—
BlackRock® Global Allocation V.I. Fund—Class III	79	(43)	36	107	(41)	66
BlackRock® High Yield V.I. Fund—Class III	26	—	26	—	—	—
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	51	(54)	(3)	9	(15)	(6)
Dreyfus IP Technology Growth Portfolio—Initial Shares	9	(26)	(17)	14	(50)	(36)
Fidelity® VIP Contrafund® Portfolio—Initial Class	16	(110)	(94)	19	(149)	(130)
Fidelity® VIP Equity-Income Portfolio—Initial Class	12	(61)	(49)	23	(64)	(41)
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	4	—	4	—	—	—
Fidelity® VIP Mid Cap Portfolio—Service Class 2	26	(61)	(35)	12	(54)	(42)
Invesco V.I. American Value Fund—Series II Shares	25	(12)	13	7	—	7
Invesco V.I. International Growth Fund—Series II Shares	8	(1)	7	—	—	—
Janus Aspen Global Research Portfolio—Institutional Shares	9	(96)	(87)	15	(108)	(93)
MFS® Investors Trust Series—Initial Class	4	(7)	(3)	6	(6)	—
MFS® Research Series—Initial Class	7	(10)	(3)	7	(18)	(11)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	10	(18)	(8)	45	(54)	(9)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	47	—	47	—	—	—
PIMCO VIT Total Return Portfolio—Advisor Class	18	—	18	—	—	—
Royce Micro-Cap Portfolio—Investment Class	13	(25)	(12)	9	(73)	(64)
UIF U.S. Real Estate Portfolio—Class II	58	(8)	50	28	(11)	17
Victory VIF Diversified Stock Fund—Class A Shares	2	(11)	(9)	8	(7)	1

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

T

he following table presents financial highlights for each Investment Division as of December 31, 2014, 2013, 2012, 2011 and 2010:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]

Separate Account—I (Non-Qualified Policies)
MainStay VP Balanced—Service Class	2014	$3,515	207	$16.98	9.2%	0.7%
	2013	3,191	205	15.56	20.0%	1.0%
	2012	2,350	182	12.96	10.6%	1.1%
	2011	2,403	203	11.72	1.2%	1.3%
	2010	2,729	239	11.58	11.9%	1.2%
MainStay VP Bond—Initial Class	2014	$7,939	333	$23.84	4.5%	1.9%
	2013	9,869	432	22.82	(3.1%)	1.7%
	2012	13,744	585	23.55	3.3%	2.4%
	2011	14,636	642	22.80	5.9%	3.1%
	2010	15,792	735	21.54	6.5%	3.1%
MainStay VP Cash Management—Initial Class	2014	$4,936	3,667	$ 1.35	(1.3%)	0.0%
	2013	7,821	5,734	1.36	(1.3%)	0.0%
	2012	8,600	6,226	1.38	(1.3%)	0.0%
	2011	12,219	8,756	1.40	(1.3%)	0.0%
	2010	11,244	7,956	1.42	(1.3%)	0.0%
MainStay VP Common Stock—Initial Class	2014	$25,269	526	$48.07	13.1%	1.2%
	2013	25,224	593	42.52	33.9%	1.6%
	2012	20,335	641	31.75	15.2%	1.6%
	2011	20,681	752	27.56	0.3%	1.4%
	2010	24,595	895	27.49	11.2%	1.6%
MainStay VP Conservative Allocation—Service Class	2014	$8,109	537	$15.10	2.7%	2.3%
	2013	7,260	494	14.70	11.3%	2.4%
	2012	6,832	520	13.21	9.0%	1.9%
	2011	6,911	570	12.12	1.3%	2.0%
	2010	7,580	634	11.96	10.3%	2.3%
MainStay VP Convertible—Initial Class	2014	$8,797	264	$33.33	6.6%	3.3%
	2013	8,824	282	31.27	23.7%	2.4%
	2012	7,519	297	25.28	7.7%	2.9%
	2011	8,425	357	23.46	(6.0%)	2.2%
	2010	10,325	414	24.96	16.3%	2.8%
MainStay VP Cornerstone Growth—Initial Class	2014	$38,971	1,153	$33.79	7.4%	0.6%
	2013	40,495	1,287	31.46	23.1%	0.8%
	2012	36,870	1,444	25.56	13.5%	0.4%
	2011	36,384	1,614	22.52	(2.6%)	0.5%
	2010	42,555	1,840	23.14	10.8%	0.5%
MainStay VP Eagle Small Cap Growth—Initial Class	2014	$4,144	321	$12.92	1.2%	0.0%
	2013	4,653	364	12.77	29.2%	0.1%
	2012	4,270	432	9.88	(1.2%)	0.0%
MainStay VP Eagle Small Cap Growth—Service Class	2014	$156	13	$11.73	0.9%	0.0%
	2013	245	21	11.62	16.2%	0.0%
MainStay VP Emerging Markets Equity—Initial Class	2014	$3,202	395	$ 8.11	(13.1%)	1.1%
	2013	4,136	443	9.34	(6.7%)	0.7%
	2012	5,874	588	10.00	0.0%	0.0%
MainStay VP Floating Rate—Service Class	2014	$5,072	413	$12.29	(0.7%)	3.7%
	2013	5,919	478	12.37	2.9%	4.0%
	2012	5,678	470	12.03	5.5%	3.9%
	2011	4,413	388	11.40	0.6%	3.9%
	2010	4,772	421	11.33	6.5%	3.8%
MainStay VP Government—Initial Class	2014	$7,434	328	$22.69	3.3%	2.9%
	2013	8,273	377	21.97	(3.7%)	3.0%
	2012	11,340	498	22.82	2.6%	2.9%
	2011	13,333	600	22.24	4.6%	3.2%
	2010	15,107	711	21.26	4.0%	3.1%
MainStay VP Growth Allocation—Service Class	2014	$2,852	189	$15.10	3.3%	1.3%
	2013	2,202	151	14.62	28.8%	0.8%
	2012	2,317	204	11.35	13.7%	0.8%
	2011	2,397	240	9.98	(4.1%)	0.6%
	2010	2,885	277	10.41	13.3%	1.0%
MainStay VP High Yield Corporate Bond—Initial Class	2014	$51,141	1,340	$38.18	0.5%	5.6%
	2013	60,334	1,588	38.00	5.3%	5.4%
	2012	63,926	1,770	36.10	12.0%	5.6%
	2011	60,738	1,882	32.25	4.9%	6.0%
	2010	68,004	2,212	30.75	11.2%	5.8%
MainStay VP ICAP Select Equity—Initial Class	2014	$27,020	1,289	$20.97	7.5%	1.4%
	2013	27,673	1,418	19.51	28.6%	1.6%
	2012	23,250	1,534	15.17	14.1%	2.1%
	2011	23,684	1,781	13.30	(2.7%)	1.4%
	2010	27,757	2,038	13.67	16.6%	0.8%
MainStay VP Income Builder—Initial Class	2014	$35,280	933	$37.80	6.7%	5.7%
	2013	35,822	1,011	35.43	16.8%	4.3%
	2012	33,460	1,097	30.32	13.5%	4.2%
	2011	32,930	1,233	26.71	2.8%	3.8%
	2010	36,596	1,412	25.99	13.3%	3.1%
MainStay VP International Equity—Initial Class	2014	$5,646	234	$24.11	(3.9%)	0.6%
	2013	6,499	259	25.08	13.6%	1.2%
	2012	6,559	297	22.07	17.9%	1.8%
	2011	6,640	353	18.72	(17.1%)	3.2%
	2010	8,886	394	22.58	3.5%	3.2%
MainStay VP Janus Balanced—Initial Class	2014	$20,860	1,572	$13.27	7.3%	1.4%
	2013	21,338	1,725	12.37	18.6%	1.4%
	2012	20,172	1,935	10.43	4.3%	0.0%
MainStay VP Large Cap Growth—Initial Class	2014	$4,570	184	$24.77	9.2%	0.0%
	2013	4,607	203	22.69	34.7%	0.3%
	2012	4,352	258	16.84	11.6%	0.0%
	2011	3,425	228	15.08	(1.6%)	0.0%
	2010	3,432	225	15.32	14.7%	0.0%
MainStay VP Marketfield—Service Class	2014	$958	100	$ 9.58	(13.3%)	0.0%
	2013	918	83	11.04	10.4%	0.0%
MainStay VP MFS® Utilities—Service Class	2014	$13,411	949	$14.13	10.9%	1.6%
	2013	11,926	936	12.73	18.5%	2.1%
	2012	10,179	952	10.75	7.5%	0.0%
MainStay VP Mid Cap Core—Initial Class	2014	$9,427	322	$29.32	12.9%	0.5%
	2013	8,841	340	25.97	40.3%	1.0%
	2012	6,528	353	18.50	16.0%	0.8%
	2011	6,921	435	15.95	(4.2%)	0.8%
	2010	8,411	505	16.66	22.0%	0.4%
MainStay VP Moderate Allocation—Service Class	2014	$12,227	797	$15.34	3.0%	2.1%
	2013	10,553	709	14.89	17.3%	1.9%
	2012	7,805	615	12.70	10.9%	1.5%
	2011	6,813	595	11.45	(0.6%)	1.6%
	2010	7,579	658	11.52	11.4%	1.9%
MainStay VP Moderate Growth Allocation—Service Class	2014	$8,173	525	$15.56	3.0%	1.6%
	2013	8,637	572	15.10	24.0%	1.2%
	2012	7,418	609	12.18	12.9%	1.0%
	2011	7,269	674	10.79	(2.7%)	1.0%
	2010	7,832	706	11.09	12.6%	1.4%
MainStay VP PIMCO Real Return—Service Class	2014	$1,245	132	$ 9.44	0.9%	0.6%
	2013	1,915	205	9.35	(10.4%)	0.9%
	2012	4,009	381	10.44	4.4%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]

MainStay VP S&P 500 Index—Initial Class	2014	$50,946	999	$51.02	11.9%	1.4%
	2013	50,264	1,102	45.60	30.3%	1.6%
	2012	41,933	1,200	34.99	14.2%	1.6%
	2011	42,070	1,373	30.65	0.5%	1.6%
	2010	47,325	1,554	30.49	13.2%	1.8%
MainStay VP T. Rowe Price Equity Income—Initial Class	2014	$7,208	494	$14.60	6.3%	1.4%
	2013	7,488	546	13.72	28.7%	1.3%
	2012	6,140	577	10.67	6.7%	0.0%
MainStay VP Unconstrained Bond—Service Class	2014	$2,724	242	$11.27	0.4%	3.7%
	2013	1,880	167	11.23	2.6%	4.5%
	2012	999	90	10.95	12.1%	6.7%
	2011	343	35	9.76	(2.4%)	4.3%
MainStay VP U.S. Small Cap—Initial Class	2014	$3,541	163	$21.71	5.2%	0.3%
	2013	3,745	181	20.64	36.1%	0.8%
	2012	2,562	169	15.16	11.3%	0.5%
	2011	2,436	178	13.62	(4.0%)	0.9%
	2010	2,984	210	14.18	23.4%	0.1%
MainStay VP Van Eck Global Hard Assets—Initial Class	2014	$4,466	567	$ 7.88	(19.9%)	0.4%
	2013	5,796	589	9.83	9.5%	1.0%
	2012	7,327	818	8.98	(10.2%)	0.0%
American Funds IS® New World Fund®—Class 4	2014	$45	5	$ 9.17	(8.3%)	1.3%
BlackRock® Global Allocation V.I. Fund—Class III	2014	$1,331	121	$11.03	0.6%	2.3%
	2013	1,105	101	10.96	12.9%	1.1%
	2012	853	88	9.71	8.5%	1.8%
	2011	392	44	8.94	(10.6%)	3.4%
BlackRock® High Yield V.I. Fund—Class III	2014	$119	12	$ 9.84	(1.6%)	2.8%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2014	$779	42	$18.65	1.7%	0.5%
	2013	824	45	18.34	32.3%	1.0%
	2012	664	48	13.86	9.8%	0.3%
	2011	758	59	12.62	(7.3%)	0.8%
	2010	996	73	13.62	24.8%	1.2%
Dreyfus IP Technology Growth Portfolio—Initial Shares	2014	$1,230	70	$17.65	5.4%	0.0%
	2013	1,382	83	16.74	31.1%	0.0%
	2012	1,026	80	12.77	14.1%	0.0%
	2011	759	68	11.19	(9.0%)	0.0%
	2010	877	71	12.29	28.3%	0.0%
Fidelity® VIP Contrafund® Portfolio—Initial Class	2014	$25,517	589	$43.35	10.5%	0.9%
	2013	25,746	656	39.23	29.6%	1.1%
	2012	22,446	742	30.28	14.9%	1.3%
	2011	22,622	857	26.35	(3.8%)	1.0%
	2010	27,393	1,001	27.38	15.7%	1.2%
Fidelity® VIP Equity-Income Portfolio—Initial Class	2014	$8,667	299	$28.96	7.3%	2.7%
	2013	9,149	339	26.98	26.5%	2.6%
	2012	7,492	351	21.33	15.8%	2.9%
	2011	7,665	413	18.42	(0.3%)	2.3%
	2010	9,021	489	18.48	13.7%	1.7%
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2014	$66	6	$11.27	12.7%	0.0%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2014	$5,059	171	$29.66	4.7%	0.0%
	2013	5,063	179	28.34	34.1%	0.3%
	2012	4,190	199	21.13	13.1%	0.4%
	2011	4,207	225	18.69	(12.0%)	0.0%
	2010	5,589	263	21.24	26.9%	0.1%
Invesco V.I. American Value Fund—Series II Shares	2014	$145	11	$12.75	8.1%	0.2%
	2013	68	6	11.80	18.0%	0.4%
Invesco V.I. International Growth Fund—Series II Shares	2014	$68	7	$ 9.68	(3.2%)	1.6%
Janus Aspen Global Research Portfolio—Institutional Shares	2014	$10,258	441	$23.27	6.1%	1.1%
	2013	10,698	488	21.94	26.8%	1.2%
	2012	9,857	570	17.31	18.5%	0.9%
	2011	9,686	663	14.60	(14.9%)	0.6%
	2010	12,977	757	17.15	14.3%	0.6%
MFS® Investors Trust Series—Initial Class	2014	$737	42	$17.59	9.6%	0.9%
	2013	733	46	16.05	30.3%	1.2%
	2012	533	43	12.32	17.6%	0.9%
	2011	504	48	10.47	(3.4%)	0.9%
	2010	540	50	10.84	9.7%	1.3%
MFS® Research Series—Initial Class	2014	$857	43	$19.80	8.8%	0.8%
	2013	854	47	18.20	30.6%	0.3%
	2012	648	46	13.94	15.8%	0.8%
	2011	544	45	12.04	(1.7%)	0.8%
	2010	642	52	12.25	14.4%	1.0%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2014	$860	34	$24.97	5.9%	0.0%
	2013	1,042	44	23.57	30.6%	0.0%
	2012	904	51	18.05	10.6%	0.0%
	2011	699	43	16.32	(1.0%)	0.0%
	2010	849	51	16.49	27.1%	0.0%
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2014	$320	30	$10.65	6.5%	1.0%
PIMCO VIT Total Return Portfolio—Advisor Class	2014	$238	23	$10.14	1.4%	1.7%
Royce Micro-Cap Portfolio—Investment Class	2014	$919	53	$17.28	(4.8%)	0.0%
	2013	1,238	68	18.16	19.4%	0.5%
	2012	1,398	92	15.21	6.2%	0.0%
	2011	1,687	117	14.32	(13.2%)	2.3%
	2010	2,080	126	16.50	28.3%	2.0%
UIF U.S. Real Estate Portfolio—Class II	2014	$963	84	$11.47	27.8%	1.3%
	2013	40	4	8.98	(10.2%)	0.6%
Victory VIF Diversified Stock Fund—Class A Shares	2014	$397	22	$18.24	8.8%	0.9%
	2013	450	27	16.77	32.2%	0.6%
	2012	306	24	12.69	14.8%	1.0%
	2011	290	26	11.05	(8.0%)	0.6%
	2010	455	38	12.02	10.9%	0.7%
Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of net assets are 1.30%, excluding expenses of the underlying Funds, surrender charges and the annual policy fee.

(1)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2)

These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]

Separate Account—II (Tax-Qualified Policies)
MainStay VP Balanced—Service Class	2014	$6,031	355	$16.99	9.2%	0.7%
	2013	5,068	326	15.56	20.0%	1.0%
	2012	3,479	268	12.97	10.6%	1.1%
	2011	3,509	299	11.72	1.2%	1.3%
	2010	3,923	339	11.58	11.9%	1.2%
MainStay VP Bond—Initial Class	2014	$13,469	565	$23.84	4.5%	2.0%
	2013	14,580	639	22.82	(3.1%)	1.8%
	2012	18,328	778	23.55	3.3%	2.4%
	2011	19,337	848	22.80	5.9%	3.2%
	2010	20,208	938	21.54	6.5%	3.2%
MainStay VP Cash Management—Initial Class	2014	$9,981	7,412	$ 1.35	(1.3%)	0.0%
	2013	11,234	8,234	1.36	(1.3%)	0.0%
	2012	12,363	8,941	1.38	(1.3%)	0.0%
	2011	15,162	10,867	1.40	(1.3%)	0.0%
	2010	15,613	11,031	1.42	(1.3%)	0.0%
MainStay VP Common Stock—Initial Class	2014	$38,162	794	$48.07	13.1%	1.2%
	2013	37,657	886	42.52	33.9%	1.5%
	2012	31,496	992	31.75	15.2%	1.6%
	2011	32,652	1,186	27.56	0.3%	1.5%
	2010	37,553	1,366	27.49	11.2%	1.6%
MainStay VP Conservative Allocation—Service Class	2014	$13,553	900	$15.06	2.7%	2.3%
	2013	13,270	905	14.66	11.3%	2.3%
	2012	12,933	973	13.18	9.0%	2.0%
	2011	11,181	925	12.09	1.3%	2.1%
	2010	9,912	831	11.93	10.3%	2.4%
MainStay VP Convertible—Initial Class	2014	$12,643	380	$33.25	6.6%	3.3%
	2013	12,721	408	31.19	23.7%	2.4%
	2012	10,903	433	25.21	7.7%	2.9%
	2011	11,371	486	23.40	(6.0%)	2.3%
	2010	13,008	523	24.89	16.3%	2.8%
MainStay VP Cornerstone Growth—Initial Class	2014	$63,867	1,890	$33.79	7.4%	0.6%
	2013	65,185	2,072	31.46	23.1%	0.8%
	2012	59,084	2,314	25.56	13.5%	0.4%
	2011	59,298	2,633	22.52	(2.6%)	0.5%
	2010	68,085	2,942	23.14	10.8%	0.5%
MainStay VP Eagle Small Cap Growth—Initial Class	2014	$8,696	673	$12.92	1.2%	0.0%
	2013	9,572	750	12.77	29.2%	0.1%
	2012	8,780	888	9.88	(1.2%)	0.0%
MainStay VP Eagle Small Cap Growth—Service Class	2014	$89	8	$11.73	0.9%	0.0%
	2013	48	4	11.62	16.2%	0.0%
MainStay VP Emerging Markets Equity—Initial Class	2014	$5,897	727	$ 8.11	(13.1%)	1.1%
	2013	7,722	827	9.34	(6.7%)	0.7%
	2012	9,497	949	10.00	—	0.0%
MainStay VP Floating Rate—Service Class	2014	$5,965	486	$12.29	(0.7%)	3.7%
	2013	6,796	549	12.37	2.9%	4.0%
	2012	7,327	608	12.03	5.5%	4.0%
	2011	7,300	640	11.40	0.6%	4.0%
	2010	8,488	749	11.33	6.5%	3.7%
MainStay VP Government—Initial Class	2014	$9,364	413	$22.69	3.3%	3.0%
	2013	10,571	481	21.97	(3.7%)	3.2%
	2012	13,954	611	22.82	2.6%	2.9%
	2011	15,368	691	22.24	4.6%	3.2%
	2010	18,601	878	21.26	4.0%	3.1%
MainStay VP Growth Allocation—Service Class	2014	$6,200	407	$15.23	3.3%	1.2%
	2013	5,360	363	14.75	28.8%	0.8%
	2012	3,942	344	11.45	13.7%	0.8%
	2011	3,921	389	10.07	(4.1%)	0.7%
	2010	4,340	413	10.50	13.3%	1.0%
MainStay VP High Yield Corporate Bond—Initial Class	2014	$54,817	1,437	$38.14	0.5%	5.7%
	2013	61,270	1,614	37.96	5.3%	5.4%
	2012	65,552	1,818	36.06	12.0%	5.6%
	2011	62,280	1,934	32.21	4.9%	6.1%
	2010	66,369	2,162	30.71	11.2%	5.8%
MainStay VP ICAP Select Equity—Initial Class	2014	$40,054	1,884	$21.26	7.5%	1.4%
	2013	41,410	2,094	19.78	28.6%	1.6%
	2012	34,937	2,273	15.38	14.1%	2.1%
	2011	35,774	2,654	13.48	(2.7%)	1.4%
	2010	41,736	3,013	13.86	16.6%	0.8%
MainStay VP Income Builder—Initial Class	2014	$45,975	1,216	$37.80	6.7%	5.7%
	2013	46,669	1,317	35.43	16.8%	4.3%
	2012	43,000	1,418	30.32	13.5%	4.2%
	2011	43,305	1,621	26.71	2.8%	3.8%
	2010	47,346	1,822	25.99	13.3%	3.1%
MainStay VP International Equity—Initial Class	2014	$8,132	337	$24.12	(3.9%)	0.6%
	2013	9,241	368	25.09	13.6%	1.1%
	2012	8,918	404	22.08	17.9%	1.8%
	2011	9,106	487	18.72	(17.1%)	3.1%
	2010	12,733	563	22.59	3.5%	3.2%
MainStay VP Janus Balanced—Initial Class	2014	$44,422	3,347	$13.27	7.3%	1.4%
	2013	45,755	3,698	12.37	18.6%	1.4%
	2012	42,521	4,077	10.43	4.3%	0.0%
MainStay VP Large Cap Growth—Initial Class	2014	$8,012	321	$24.99	9.2%	0.0%
	2013	7,540	330	22.88	34.7%	0.3%
	2012	6,366	375	16.99	11.6%	0.0%
	2011	6,236	411	15.22	(1.6%)	0.0%
	2010	6,642	430	15.45	14.7%	0.0%
MainStay VP Marketfield—Service Class	2014	$1,795	187	$ 9.58	(13.3%)	0.0%
	2013	1,538	139	11.04	10.4%	0.0%
MainStay VP MFS® Utilities—Service Class	2014	$25,879	1,832	$14.13	10.9%	1.5%
	2013	23,971	1,882	12.73	18.5%	2.1%
	2012	20,531	1,912	10.75	7.5%	0.0%
MainStay VP Mid Cap Core—Initial Class	2014	$15,350	523	$29.37	12.9%	0.5%
	2013	14,049	540	26.01	40.3%	1.0%
	2012	10,512	567	18.53	16.0%	0.8%
	2011	10,611	664	15.98	(4.2%)	0.8%
	2010	12,927	774	16.69	22.0%	0.3%
MainStay VP Moderate Allocation—Service Class	2014	$19,479	1,261	$15.45	3.0%	2.0%
	2013	18,460	1,231	14.99	17.3%	1.8%
	2012	16,950	1,325	12.78	10.9%	1.5%
	2011	15,331	1,330	11.53	(0.6%)	1.6%
	2010	15,743	1,357	11.60	11.4%	2.0%
MainStay VP Moderate Growth Allocation—Service Class	2014	$14,914	945	$15.78	3.0%	1.6%
	2013	15,559	1,015	15.32	24.0%	1.1%
	2012	12,186	986	12.36	12.9%	1.0%
	2011	12,176	1,112	10.95	(2.7%)	0.9%
	2010	13,566	1,206	11.26	12.6%	1.4%
MainStay VP PIMCO Real Return—Service Class	2014	$2,760	292	$ 9.44	0.9%	0.6%
	2013	3,519	376	9.35	(10.4%)	0.9%
	2012	5,720	547	10.44	4.4%	0.0%
MainStay VP S&P 500 Index—Initial Class	2014	$78,234	1,534	$51.02	11.9%	1.4%
	2013	76,980	1,688	45.60	30.3%	1.6%
	2012	65,909	1,883	34.99	14.2%	1.6%
	2011	65,501	2,137	30.65	0.5%	1.6%
	2010	74,528	2,446	30.49	13.2%	1.8%
MainStay VP T. Rowe Price Equity Income—Initial Class	2014	$13,048	894	$14.60	6.3%	1.4%
	2013	14,062	1,025	13.72	28.7%	1.3%
	2012	11,798	1,107	10.67	6.7%	0.0%
MainStay VP Unconstrained Bond—Service Class	2014	$2,820	250	$11.27	0.4%	3.6%
	2013	2,162	193	11.23	2.6%	4.4%
	2012	1,131	103	10.95	12.1%	7.3%
	2011	380	39	9.76	(2.4%)	3.6%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]

MainStay VP U.S. Small Cap—Initial Class	2014	$4,928	226	$21.76	5.2%	0.3%
	2013	5,091	246	20.68	36.1%	0.8%
	2012	3,643	240	15.19	11.3%	0.4%
	2011	3,945	289	13.65	(4.0%)	0.9%
	2010	4,655	327	14.21	23.4%	0.1%
MainStay VP Van Eck Global Hard Assets—Initial Class	2014	$8,991	1,141	$ 7.88	(19.9%)	0.4%
	2013	11,420	1,161	9.83	9.5%	1.1%
	2012	13,334	1,488	8.98	(10.2%)	0.0%
American Funds IS® New World Fund®—Class 4	2014	$79	9	$ 9.17	(8.3%)	1.9%
BlackRock® Global Allocation V.I. Fund—Class III	2014	$3,816	346	$11.03	0.6%	2.3%
	2013	3,392	310	10.96	12.9%	1.2%
	2012	2,371	244	9.71	8.5%	2.0%
	2011	765	86	8.94	(10.6%)	3.7%
BlackRock® High Yield V.I. Fund—Class III	2014	$252	26	$ 9.84	(1.6%)	2.2%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2014	$1,515	81	$18.65	1.7%	0.4%
	2013	1,549	84	18.34	32.3%	1.0%
	2012	1,251	90	13.86	9.8%	0.3%
	2011	1,330	105	12.62	(7.3%)	0.9%
	2010	1,700	125	13.62	24.8%	1.2%
Dreyfus IP Technology Growth Portfolio—Initial Shares	2014	$2,199	128	$17.13	5.4%	0.0%
	2013	2,351	145	16.24	31.1%	0.0%
	2012	2,231	181	12.39	14.1%	0.0%
	2011	2,464	227	10.86	(9.0%)	0.0%
	2010	2,542	213	11.93	28.3%	0.0%
Fidelity® VIP Contrafund® Portfolio—Initial Class	2014	$49,929	1,174	$42.52	10.5%	0.9%
	2013	48,778	1,268	38.48	29.6%	1.1%
	2012	41,496	1,398	29.70	14.9%	1.3%
	2011	42,186	1,633	25.84	(3.8%)	1.0%
	2010	50,163	1,868	26.86	15.7%	1.2%
Fidelity® VIP Equity-Income Portfolio—Initial Class	2014	$15,635	544	$28.74	7.3%	2.8%
	2013	15,870	593	26.78	26.5%	2.5%
	2012	13,421	634	21.17	15.8%	3.0%
	2011	13,320	729	18.29	(0.3%)	2.3%
	2010	15,787	861	18.35	13.7%	1.8%
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2014	$40	4	$11.27	12.7%	0.0%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2014	$9,917	329	$30.17	4.7%	0.0%
	2013	10,499	364	28.83	34.1%	0.3%
	2012	8,720	406	21.49	13.1%	0.4%
	2011	9,327	491	19.01	(12.0%)	0.0%
	2010	12,096	560	21.60	26.9%	0.1%
Invesco V.I. American Value Fund—Series II Shares	2014	$258	20	$12.75	8.1%	0.2%
	2013	81	7	11.80	18.0%	0.6%
Invesco V.I. International Growth Fund—Series II Shares	2014	$70	7	$ 9.68	(3.2%)	1.5%
Janus Aspen Global Research Portfolio—Institutional Shares	2014	$20,153	864	$23.31	6.1%	1.1%
	2013	20,907	951	21.98	26.8%	1.2%
	2012	18,127	1,044	17.34	18.5%	0.9%
	2011	17,228	1,178	14.63	(14.9%)	0.6%
	2010	22,856	1,331	17.18	14.3%	0.6%
MFS® Investors Trust Series—Initial Class	2014	$1,376	76	$18.07	9.6%	0.9%
	2013	1,312	79	16.50	30.3%	1.1%
	2012	1,001	79	12.66	17.6%	0.9%
	2011	857	80	10.76	(3.4%)	0.9%
	2010	1,046	92	11.14	9.7%	1.2%
MFS® Research Series—Initial Class	2014	$1,270	65	$19.54	8.8%	0.8%
	2013	1,216	68	17.96	30.6%	0.3%
	2012	1,091	79	13.76	15.8%	0.8%
	2011	1,144	96	11.88	(1.7%)	0.8%
	2010	1,367	113	12.09	14.4%	0.9%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2014	$1,663	70	$23.81	5.9%	0.0%
	2013	1,756	78	22.48	30.6%	0.0%
	2012	1,491	87	17.22	10.6%	0.0%
	2011	1,119	72	15.56	(1.0%)	0.0%
	2010	1,080	68	15.72	27.1%	0.0%
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2014	$496	47	$10.65	6.5%	1.1%
PIMCO VIT Total Return Portfolio—Advisor Class	2014	$184	18	$10.14	1.4%	2.3%
Royce Micro-Cap Portfolio—Investment Class	2014	$2,094	121	$17.33	(4.8%)	0.0%
	2013	2,426	133	18.21	19.4%	0.5%
	2012	2,980	197	15.25	6.2%	0.0%
	2011	2,516	175	14.35	(13.2%)	2.4%
	2010	2,951	179	16.54	28.3%	2.0%
UIF U.S. Real Estate Portfolio—Class II	2014	$771	67	$11.47	27.8%	1.2%
	2013	153	17	8.98	(10.2%)	1.1%
Victory VIF Diversified Stock Fund—Class A Shares	2014	$1,003	54	$18.75	8.8%	0.9%
	2013	1,086	63	17.23	32.2%	0.6%
	2012	809	62	13.04	14.8%	0.9%
	2011	865	76	11.36	(8.0%)	0.7%
	2010	1,045	85	12.35	10.9%	0.7%

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying Funds, surrender charges and the annual policy fee.

(1)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2)

These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation

and the Variable Annuity Separate Accounts-I and II Policyowners:

In our opinion, the accompanying statement of assets and liabilities, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-I and the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-II as of December 31, 2014, the results of each of its operations for the year ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2014 by correspondence with the transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 18, 2015

NYLIAC Variable Annuity Separate Account-III

Financial Statements

F-1

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities

As of December 31, 2014

	MainStay VP Bond— Initial Class	MainStay VP Cash Management— Initial Class	MainStay VP Common Stock— Initial Class	MainStay VP Convertible— Initial Class	MainStay VP Cornerstone Growth— Initial Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Government— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class

ASSETS:
Investment at net asset value	$65,633,090	$152,554,435	$101,942,966	$85,045,512	$99,840,409	$20,507,549	$76,876,450	$43,689,595	$259,687,281
Dividends due and accrued	—	1,342	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(173,175)	(629,564)	(75,281)	(5,281)	(41,157)	1,449	(21,719)	120,034	(177,383)
Net receivable from (payable to) the Fund shares sold or purchased	173,175	628,222	75,281	5,281	41,157	(1,449)	21,719	(120,034)	177,383

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,377	11,893	3,618	3,065	3,479	727	2,874	1,576	9,285
Administrative charges	228	661	402	307	413	79	247	151	931

Total net assets	$65,630,485	$152,541,881	$101,938,946	$85,042,140	$99,836,517	$20,506,743	$76,873,329	$43,687,868	$259,677,065

Total shares outstanding	4,520,562	152,530,093	3,667,450	6,343,834	3,393,366	2,481,194	5,764,979	3,883,324	26,394,559

Net asset value per share (NAV)	$14.52	$1.00	$27.80	$13.41	$29.42	$8.26	$13.33	$11.25	$9.84

Total units outstanding	3,229,020	113,226,290	3,078,869	3,105,606	4,359,275	2,536,705	5,979,241	2,381,284	7,966,472

Variable accumulation unit value (lowest to highest)	$14.67 to $22.27	$0.94 to $9.30	$14.14 to $41.16	$17.39 to $32.84	$8.77 to $26.15	$7.99 to $8.09	$12.72 to $12.90	$13.33 to $20.19	$22.68 to $37.20

Identified cost of investment	$65,887,341	$153,181,689	$62,607,890	$65,001,692	$78,627,572	$24,619,179	$58,115,215	$45,192,693	$241,267,149

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-2

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Janus Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP MFS® Utilities— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class

ASSETS:
Investment at net asset value	$165,133,263	$78,947,151	$29,554,670	$226,532,916	$43,623,973	$2,507,301	$74,948,582	$211,835,643	$68,622,811
Dividends due and accrued	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(281,336)	83,851	1,870	(320,358)	170	484	(208,576)	(200,530)	(51,564)
Net receivable from (payable to) the Fund shares sold or purchased	281,336	(83,851)	(1,870)	320,358	(170)	(484)	208,576	200,530	51,564

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	5,990	2,781	1,071	8,078	1,552	96	2,758	7,546	2,513
Administrative charges	601	308	103	863	170	7	259	821	238

Total net assets	$165,126,672	$78,944,062	$29,553,496	$226,523,975	$43,622,251	$2,507,198	$74,945,565	$211,827,276	$68,620,060

Total shares outstanding	8,717,895	4,562,162	2,212,508	17,255,041	1,940,688	186,855	4,735,708	5,045,301	4,938,392

Net asset value per share (NAV)	$18.94	$17.30	$13.36	$13.13	$22.48	$13.42	$15.83	$41.99	$13.90

Total units outstanding	8,377,991	2,953,131	1,414,216	17,132,293	2,100,334	177,075	2,617,955	6,583,612	4,721,300

Variable accumulation unit value (lowest to highest)	$18.02 to $25.00	$13.32 to $30.87	$14.67 to $24.49	$13.06 to $13.25	$11.22 to $24.00	$14.01 to $14.19	$28.50 to $32.61	$14.51 to $40.21	$14.37 to $14.55

Identified cost of investment	$100,078,192	$65,309,380	$25,709,993	$175,171,355	$29,790,913	$1,967,038	$56,890,723	$121,606,662	$51,630,607

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-3

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	MainStay VP U.S. Small Cap— Initial Class	MainStay VP Van Eck Global Hard Assets— Initial Class	Dreyfus IP Technology Growth Portfolio— Initial Shares	Fidelity® VIP Contrafund® Portfolio— Initial Class	Fidelity® VIP Equity-Income Portfolio— Initial Class	Janus Aspen Global Research Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I

ASSETS:
Investment at net asset value	$28,814,579	$188,209,590	$13,374,137	$167,884,104	$70,380,541	$67,678,124	$9,597,268	$11,653,729	$1,948,167
Dividends due and accrued	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(93,904)	59,150	(22,876)	(58,074)	(105,462)	(37,764)	(211)	17	(960)
Net receivable from (payable to) the Fund shares sold or purchased	93,904	(59,150)	22,876	58,074	105,462	37,764	211	(17)	960

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,056	7,267	495	5,978	2,530	2,361	348	416	75
Administrative charges	101	506	47	649	264	282	34	45	5

Total net assets	$28,813,422	$188,201,817	$13,373,595	$167,877,477	$70,377,747	$67,675,481	$9,596,886	$11,653,268	$1,948,087

Total shares outstanding	2,130,715	23,352,150	717,083	4,493,508	2,899,784	1,632,702	315,583	400,318	79,514

Net asset value per share (NAV)	$13.52	$8.06	$18.65	$37.36	$24.27	$41.45	$30.41	$29.11	$24.50

Total units outstanding	1,470,739	23,981,071	764,931	4,568,278	2,808,045	3,317,271	559,573	634,365	89,028

Variable accumulation unit value (lowest to highest)	$18.27 to $29.22	$7.76 to $8.93	$16.95 to $26.29	$21.13 to $42.76	$17.58 to $28.16	$8.75 to $22.85	$14.95 to $24.37	$12.93 to $24.79	$20.97 to $30.04

Identified cost of investment	$19,510,923	$229,882,669	$10,495,151	$119,107,726	$60,819,811	$44,191,686	$6,736,750	$7,092,222	$1,909,239

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-4

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	Royce Micro-Cap Portfolio— Investment Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Common Stock— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Service Class	MainStay VP Cornerstone Growth— Service Class	MainStay VP Emerging Markets Equity— Service Class

ASSETS:
Investment at net asset value	$75,776,165	$127,129,772	$139,511,510	$63,901,538	$347,977,084	$194,329,055	$35,038,564	$78,745,899
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(43,701)	220,493	109,434	52,366	(94,307)	113,824	12,162	(29,725)
Net receivable from (payable to) the Fund shares sold or purchased	43,701	(220,493)	(109,434)	(52,366)	94,307	(113,824)	(12,162)	29,725

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,932	5,058	5,522	2,545	13,930	7,791	1,375	3,028
Administrative charges	178	273	275	148	641	383	89	206

Total net assets	$75,773,055	$127,124,441	$139,505,713	$63,898,845	$347,962,513	$194,320,881	$35,037,100	$78,742,665

Total shares outstanding	6,664,297	8,518,719	9,697,656	2,313,945	29,654,375	14,590,426	1,198,235	9,549,993

Net asset value per share (NAV)	$11.37	$14.92	$14.39	$27.61	$11.73	$13.32	$29.24	$8.25

Total units outstanding	4,676,106	7,663,622	10,888,087	2,989,904	23,692,846	10,174,357	2,047,293	9,796,619

Variable accumulation unit value (lowest to highest)	$9.55 to $17.35	$13.51 to $17.40	$10.08 to $13.76	$15.44 to $22.45	$11.68 to $15.07	$12.23 to $20.90	$13.35 to $17.70	$7.93 to $8.81

Identified cost of investment	$70,458,765	$103,116,371	$142,364,411	$43,749,326	$344,039,886	$165,555,287	$31,061,304	$93,392,535

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-5

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	MainStay VP Eagle Small Cap Growth— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP High Yield Corporate Bond— Service Class	MainStay VP ICAP Select Equity— Service Class	MainStay VP Income Builder— Service Class	MainStay VP International Equity— Service Class	MainStay VP Janus Balanced— Service Class

ASSETS:
Investment at net asset value	$35,168,214	$224,771,174	$77,434,675	$167,389,954	$829,054,727	$294,260,971	$101,395,541	$130,030,665	$200,965,118
Dividends due and accrued	—	733,710	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	44,999	(114,748)	(63,533)	361,405	900,377	(51,674)	132,549	(25,921)	491,938
Net receivable from (payable to) the Fund shares sold or purchased	(44,999)	(618,962)	63,533	(361,405)	(900,377)	51,674	(132,549)	25,921	(491,938)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,380	8,924	3,051	6,435	33,566	11,623	4,135	5,080	7,985
Administrative charges	91	400	176	386	1,294	711	155	307	404

Total net assets	$35,166,743	$224,761,850	$77,431,448	$167,383,133	$829,019,867	$294,248,637	$101,391,251	$130,025,278	$200,956,729

Total shares outstanding	2,653,769	24,812,124	6,936,633	13,887,213	85,191,403	15,690,487	5,895,069	9,818,161	15,363,526

Net asset value per share (NAV)	$13.25	$9.06	$11.16	$12.05	$9.73	$18.75	$17.20	$13.24	$13.08

Total units outstanding	2,784,897	18,943,917	6,473,663	10,921,277	48,535,366	14,303,360	5,771,194	8,316,387	15,351,492

Variable accumulation unit value (lowest to highest)	$11.66 to $13.59	$10.41 to $12.17	$9.89 to $12.61	$13.18 to $18.47	$10.93 to $20.22	$13.97 to $21.80	$12.71 to $19.06	$9.91 to $17.89	$12.95 to $13.16

Identified cost of investment	$28,652,434	$228,895,469	$80,719,817	$146,079,944	$820,062,834	$187,694,010	$95,644,819	$121,471,942	$161,920,047

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-6

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	MainStay VP Large Cap Growth— Service Class	MainStay VP Marketfield— Service Class	MainStay VP MFS® Utilities— Service Class	MainStay VP Mid Cap Core— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP S&P 500 Index— Service Class	MainStay VP T. Rowe Price Equity Income— Service Class

ASSETS:
Investment at net asset value	$129,316,739	$87,464,780	$543,102,147	$223,031,834	$412,033,535	$458,943,021	$95,675,980	$215,194,203	$157,462,039
Dividends due and accrued	—	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	58,509	(37,134)	(317,532)	(151,950)	740,011	(78,804)	(33,070)	150,764	162,768
Net receivable from (payable to) the Fund shares sold or purchased	(58,509)	37,134	317,532	151,950	(740,011)	78,804	33,070	(150,764)	(162,768)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	5,183	3,522	21,506	8,831	16,194	18,002	3,786	8,498	6,260
Administrative charges	244	74	1,243	551	865	876	134	524	368

Total net assets	$129,311,312	$87,461,184	$543,079,398	$223,022,452	$412,016,476	$458,924,143	$95,672,060	$215,185,181	$157,455,411

Total shares outstanding	5,897,350	8,935,929	40,640,061	14,255,804	34,478,638	36,183,830	11,019,369	5,148,734	11,370,222

Net asset value per share (NAV)	$21.93	$9.79	$13.36	$15.64	$11.95	$12.68	$8.68	$41.79	$13.85

Total units outstanding	6,436,808	9,162,796	38,699,755	7,947,216	27,137,705	29,304,271	10,209,327	10,544,833	10,940,540

Variable accumulation unit value (lowest to highest)	$14.46 to $21.24	$9.51 to $9.57	$13.65 to $14.11	$15.69 to $30.50	$12.44 to $15.88	$12.89 to $17.03	$9.12 to $9.43	$14.73 to $21.23	$14.10 to $14.47

Identified cost of investment	$98,955,866	$96,395,309	$442,945,193	$172,381,516	$378,738,586	$400,364,499	$110,588,151	$143,948,203	$122,532,897

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-7

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	MainStay VP Unconstrained Bond— Service Class	MainStay VP U.S. Small Cap— Service Class	American Funds IS® New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	Columbia Variable Portfolio— Small Cap Value Fund—Class 2	Dreyfus IP Technology Growth Portfolio— Service Shares	Fidelity® VIP Contrafund® Portfolio— Service Class 2	Fidelity® VIP Equity-Income Portfolio— Service Class 2

ASSETS:
Investment at net asset value	$169,109,518	$84,918,322	$4,983,981	$133,988,446	$10,747,832	$50,453,049	$58,082,549	$362,851,930	$123,983,775
Dividends due and accrued	—	—	—	—	45,092	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	98,107	24,826	89,534	29,192	206,729	(70,059)	3,390	225,157	125,199
Net receivable from (payable to) the Fund shares sold or purchased	(98,107)	(24,826)	(89,534)	(29,192)	(251,821)	70,059	(3,390)	(225,157)	(125,199)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	6,737	3,317	199	5,338	433	1,972	2,303	14,325	4,916
Administrative charges	154	221	4	136	7	118	128	790	303

Total net assets	$169,102,627	$84,914,784	$4,983,778	$133,982,972	$10,747,392	$50,450,959	$58,080,118	$362,836,815	$123,978,556

Total shares outstanding	16,751,553	6,470,478	242,402	9,455,397	1,446,280	2,752,371	3,224,882	9,886,562	5,202,625

Net asset value per share (NAV)	$10.09	$13.12	$20.56	$14.17	$7.43	$18.33	$18.01	$36.70	$23.83

Total units outstanding	15,246,951	3,489,186	544,026	12,158,083	1,093,910	2,799,536	2,762,898	15,801,717	6,529,182

Variable accumulation unit value (lowest to highest)	$10.71 to $11.25	$14.04 to $26.46	$9.15 to $9.17	$10.85 to $11.69	$9.81 to $9.83	$12.86 to $19.16	$13.34 to $22.33	$14.33 to $26.51	$13.88 to $19.65

Identified cost of investment	$174,205,749	$60,100,954	$5,324,680	$139,992,571	$10,855,229	$44,961,655	$45,126,977	$257,196,729	$102,898,173

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-8

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund—Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Aspen Global Research Portfolio— Service Shares	MFS® Investors Trust Series— Service Class	MFS® Research Series— Service Class	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Total Return Portfolio— Advisor Class

ASSETS:
Investment at net asset value	$1,247,155	$190,881,867	$10,916,627	$7,209,395	$40,621,256	$15,349,492	$12,887,520	$47,262,532	$15,706,383
Dividends due and accrued	—	—	—	—	—	—	—	—	30,449
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	11,995	(162,432)	47,581	136,722	(36,079)	87,435	47,166	(19,624)	102,415
Net receivable from (payable to) the Fund shares sold or purchased	(11,995)	162,432	(47,581)	(136,722)	36,079	(87,435)	(47,166)	19,624	(132,864)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	50	7,400	434	280	1,592	615	508	1,880	633
Administrative charges	1	504	18	7	93	25	26	91	10

Total net assets	$1,247,104	$190,873,963	$10,916,175	$7,209,108	$40,619,571	$15,348,852	$12,886,986	$47,260,561	$15,705,740

Total shares outstanding	37,563	5,181,161	552,718	209,445	996,310	509,421	446,844	2,037,093	1,402,298

Net asset value per share (NAV)	$33.20	$36.84	$19.75	$34.42	$40.77	$30.13	$28.84	$23.20	$11.20

Total units outstanding	110,760	7,271,545	859,323	745,352	2,435,363	779,698	619,745	2,011,749	1,551,202

Variable accumulation unit value (lowest to highest)	$11.24 to $11.27	$13.04 to $29.63	$12.65 to $12.74	$9.65 to $9.68	$12.53 to $17.44	$14.71 to $21.84	$14.53 to $23.64	$13.73 to $27.08	$10.11 to $10.14

Identified cost of investment	$1,182,205	$153,706,817	$10,855,356	$7,228,190	$29,602,602	$12,726,419	$10,390,008	$53,461,328	$15,616,278

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-9

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class	UIF U.S. Real Estate Portfolio— Class II	Victory VIF Diversified Stock Fund—Class A Shares

ASSETS:
Investment at net asset value	$20,155,297	$33,768,447	$23,159,256
Dividends due and accrued	41,861	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	323,129	176,830	(11,098)
Net receivable from (payable to) the Fund shares sold or purchased	(364,990)	(176,830)	11,098
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	808	1,328	909
Administrative charges	16	71	59

Total net assets	$20,154,473	$33,767,048	$23,158,288

Total shares outstanding	1,849,034	1,686,666	1,528,600

Net asset value per share (NAV)	$10.90	$20.02	$15.15

Total units outstanding	1,895,487	2,954,319	1,283,063

Variable accumulation unit value (lowest to highest)	$10.62 to $10.64	$11.38 to $11.46	$14.31 to $18.75

Identified cost of investment	$19,442,543	$30,125,084	$16,150,967

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-10

NYLIAC Variable Annuity Separate Account-III

Statement of Operations

For the year ended December 31, 2014

	MainStay VP Bond— Initial Class	MainStay VP Cash Management— Initial Class	MainStay VP Common Stock— Initial Class	MainStay VP Convertible— Initial Class	MainStay VP Cornerstone Growth— Initial Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Government— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$1,357,855	$15,593	$1,242,662	$2,911,888	$630,718	$262,235	$—	$1,384,459
Mortality and expense risk charges	(917,995)	(2,225,424)	(1,286,556)	(1,157,345)	(1,274,369)	(314,290)	(1,107,563)	(614,822)
Administrative charges	(123,313)	(327,005)	(187,447)	(152,606)	(214,856)	(47,204)	(165,692)	(86,328)

Net investment income (loss)	316,547	(2,536,836)	(231,341)	1,601,937	(858,507)	(99,259)	(1,273,255)	683,309

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	14,446,749	137,036,875	15,106,071	14,295,629	15,080,520	4,717,395	16,229,919	10,788,605
Cost of investments sold	(13,917,852)	(137,031,574)	(12,017,922)	(11,552,859)	(10,329,965)	(5,092,703)	(12,568,511)	(10,940,670)

Net realized gain (loss) on investments	528,897	5,301	3,088,149	2,742,770	4,750,555	(375,308)	3,661,408	(152,065)
Realized gain distribution received	—	—	—	3,491,526	20,102,707	—	372,128	146,064
Change in unrealized appreciation (depreciation) on investments	2,090,526	(5,301)	9,303,707	(2,330,694)	(17,109,636)	(2,763,174)	(2,289,869)	745,716

Net gain (loss) on investments	2,619,423	—	12,391,856	3,903,602	7,743,626	(3,138,482)	1,743,667	739,715

Net increase (decrease) in net assets resulting from operations	$2,935,970	$(2,536,836)	$12,160,515	$5,505,539	$6,885,119	$(3,237,741)	$470,412	$1,423,024

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-11

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2014

	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Janus Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP MFS® Utilities— Initial Class	MainStay VP Mid Cap Core— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$15,968,394	$2,276,576	$4,646,925	$213,534	$3,230,239	$—	$42,530	$366,365
Mortality and expense risk charges	(3,823,033)	(2,203,918)	(1,039,373)	(440,870)	(3,011,121)	(572,061)	(34,678)	(991,942)
Administrative charges	(493,465)	(298,284)	(153,502)	(57,446)	(458,647)	(86,872)	(3,526)	(132,092)

Net investment income (loss)	11,651,896	(225,626)	3,454,050	(284,782)	(239,529)	(658,933)	4,326	(757,669)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	67,504,685	27,568,180	11,735,632	6,908,488	35,080,381	10,544,265	356,650	15,883,525
Cost of investments sold	(63,895,924)	(19,892,495)	(10,727,956)	(7,626,862)	(27,432,190)	(6,085,084)	(262,401)	(9,068,920)

Net realized gain (loss) on investments	3,608,761	7,675,685	1,007,676	(718,374)	7,648,191	4,459,181	94,249	6,814,605
Realized gain distribution received	—	—	3,315,600	—	3,962,661	4,660,834	102,304	10,193,491
Change in unrealized appreciation (depreciation) on investments	(13,388,739)	4,151,555	(2,642,451)	(247,978)	4,437,861	(4,771,120)	57,794	(7,426,862)

Net gain (loss) on investments	(9,779,978)	11,827,240	1,680,825	(966,352)	16,048,713	4,348,895	254,347	9,581,234

Net increase (decrease) in net assets resulting from operations	$1,871,918	$11,601,614	$5,134,875	$(1,251,134)	$15,809,184	$3,689,962	$258,673	$8,823,565

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-12

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2014

	MainStay VP S&P 500 Index— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Small Cap— Initial Class	MainStay VP Van Eck Global Hard Assets— Initial Class	Dreyfus IP Technology Growth Portfolio— Initial Shares	Fidelity® VIP Contrafund® Portfolio— Initial Class	Fidelity® VIP Equity-Income Portfolio— Initial Class	Janus Aspen Global Research Portfolio—Institutional Shares

INVESTMENT INCOME (LOSS):
Dividend income	$2,994,868	$998,805	$90,261	$949,092	$—	$1,561,871	$1,983,371	$747,830
Mortality and expense risk charges	(2,680,948)	(951,118)	(402,384)	(3,424,701)	(187,404)	(2,182,396)	(960,649)	(885,016)
Administrative charges	(387,076)	(120,558)	(53,940)	(513,052)	(25,517)	(304,053)	(131,540)	(146,990)

Net investment income (loss)	(73,156)	(72,871)	(366,063)	(2,988,661)	(212,921)	(924,578)	891,182	(284,176)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	31,738,250	14,292,943	7,442,188	44,575,515	3,871,312	28,130,887	13,994,126	11,217,671
Cost of investments sold	(18,717,304)	(10,223,663)	(3,939,966)	(44,290,788)	(2,757,545)	(23,671,038)	(14,732,918)	(8,971,652)

Net realized gain (loss) on investments	13,020,946	4,069,280	3,502,222	284,727	1,113,767	4,459,849	(738,792)	2,246,019
Realized gain distribution received	—	3,353,153	2,122,330	—	794,379	3,276,866	995,932	—
Change in unrealized appreciation (depreciation) on investments	9,974,211	(3,110,419)	(3,894,169)	(43,985,390)	(1,038,693)	9,706,487	3,952,887	2,026,992

Net gain (loss) on investments	22,995,157	4,312,014	1,730,383	(43,700,663)	869,453	17,443,202	4,210,027	4,273,011

Net increase (decrease) in net assets resulting from operations	$22,922,001	$4,239,143	$1,364,320	$(46,689,324)	$656,532	$16,518,624	$5,101,209	$3,988,835

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-13

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2014

	MFS® Investors Trust Series— Initial Class	MFS® Research Series—Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	Royce Micro-Cap Portfolio— Investment Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Common Stock— Service Class	MainStay VP Conservative Allocation— Service Class

INVESTMENT INCOME (LOSS):
Dividend income	$89,019	$95,822	$—	$—	$861,766	$2,474,918	$599,476	$8,009,704
Mortality and expense risk charges	(128,657)	(152,503)	(27,001)	(1,129,484)	(1,735,679)	(2,073,328)	(775,889)	(5,076,118)
Administrative charges	(18,038)	(21,667)	(2,987)	(176,988)	(247,316)	(269,797)	(107,238)	(588,217)

Net investment income (loss)	(57,676)	(78,348)	(29,988)	(1,306,472)	(1,121,229)	131,793	(283,651)	2,345,369

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,204,243	1,785,348	240,834	14,284,536	17,692,560	34,076,752	10,137,813	53,787,616
Cost of investments sold	(1,249,019)	(854,116)	(126,779)	(10,546,261)	(13,354,328)	(35,044,741)	(7,415,640)	(43,298,295)

Net realized gain (loss) on investments	955,224	931,232	114,055	3,738,275	4,338,232	(967,989)	2,722,173	10,489,321
Realized gain distribution received	727,580	869,501	785,342	6,034,461	8,487,586	—	—	22,665,774
Change in unrealized appreciation (depreciation) on investments	(764,738)	(757,886)	(759,390)	(12,821,197)	(1,486,810)	6,321,260	4,213,525	(27,378,490)

Net gain (loss) on investments	918,066	1,042,847	140,007	(3,048,461)	11,339,008	5,353,271	6,935,698	5,776,605

Net increase (decrease) in net assets resulting from operations	$860,390	$964,499	$110,019	$(4,354,933)	$10,217,779	$5,485,064	$6,652,047	$8,121,974

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-14

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2014

	MainStay VP Convertible— Service Class	MainStay VP Cornerstone Growth— Service Class	MainStay VP Emerging Markets Equity— Service Class	MainStay VP Eagle Small Cap Growth— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP High Yield Corporate Bond— Service Class

INVESTMENT INCOME (LOSS):
Dividend income	$5,627,666	$141,400	$783,439	$—	$8,818,373	$2,228,650	$1,788,656	$49,358,073
Mortality and expense risk charges	(2,875,227)	(499,087)	(1,281,125)	(490,379)	(3,498,746)	(1,159,535)	(2,036,315)	(13,007,291)
Administrative charges	(356,645)	(71,849)	(224,669)	(68,137)	(460,079)	(151,317)	(438,430)	(1,664,320)

Net investment income (loss)	2,395,794	(429,536)	(722,355)	(558,516)	4,859,548	917,798	(686,089)	34,686,462

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	33,155,011	6,939,671	14,623,231	8,890,029	66,236,413	22,060,861	17,787,385	133,781,746
Cost of investments sold	(25,029,480)	(5,006,103)	(15,886,725)	(6,979,249)	(64,437,361)	(22,975,904)	(13,645,405)	(105,460,957)

Net realized gain (loss) on investments	8,125,531	1,933,568	(1,263,494)	1,910,780	1,799,052	(915,043)	4,141,980	28,320,789
Realized gain distribution received	8,004,763	7,077,274	—	161,660	—	260,601	9,555,403	—
Change in unrealized appreciation (depreciation) on investments	(7,095,884)	(6,300,023)	(10,535,215)	(1,307,890)	(9,072,197)	1,909,581	(8,410,154)	(64,162,204)

Net gain (loss) on investments	9,034,410	2,710,819	(11,798,709)	764,550	(7,273,145)	1,255,139	5,287,229	(35,841,415)

Net increase (decrease) in net assets resulting from operations	$11,430,204	$2,281,283	$(12,521,064)	$206,034	$(2,413,597)	$2,172,937	$4,601,140	$(1,154,953)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-15

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2014

	MainStay VP ICAP Select Equity— Service Class	MainStay VP Income Builder— Service Class	MainStay VP International Equity— Service Class	MainStay VP Janus Balanced— Service Class	MainStay VP Large Cap Growth— Service Class	MainStay VP Marketfield Portfolio— Service Class	MainStay VP MFS® Utilities— Service Class	MainStay VP Mid Cap Core— Service Class

INVESTMENT INCOME (LOSS):
Dividend income	$3,473,028	$4,932,931	$616,750	$2,415,687	$—	$—	$8,418,169	$678,283
Mortality and expense risk charges	(4,236,783)	(1,329,176)	(2,001,248)	(2,842,264)	(1,806,878)	(1,495,575)	(7,600,177)	(3,117,222)
Administrative charges	(580,733)	(154,161)	(319,616)	(432,653)	(243,982)	(278,001)	(1,088,815)	(418,138)

Net investment income (loss)	(1,344,488)	3,449,594	(1,704,114)	(859,230)	(2,050,860)	(1,773,576)	(270,823)	(2,857,077)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	51,607,193	13,953,899	22,438,164	26,300,266	22,549,219	42,901,107	67,597,939	43,377,627
Cost of investments sold	(30,458,262)	(10,432,897)	(26,987,971)	(20,544,678)	(11,841,429)	(44,267,475)	(50,264,218)	(24,174,210)

Net realized gain (loss) on investments	21,148,931	3,521,002	(4,549,807)	5,755,588	10,707,790	(1,366,368)	17,333,721	19,203,417
Realized gain distribution received	—	3,970,710	—	3,458,844	14,076,352	—	22,618,621	30,428,933
Change in unrealized appreciation (depreciation) on investments	(289,641)	(6,047,001)	242,176	4,263,833	(12,432,610)	(12,106,285)	11,427,615	(21,446,667)

Net gain (loss) on investments	20,859,290	1,444,711	(4,307,631)	13,478,265	12,351,532	(13,472,653)	51,379,957	28,185,683

Net increase (decrease) in net assets resulting from operations	$19,514,802	$4,894,305	$(6,011,745)	$12,619,035	$10,300,672	$(15,246,229)	$51,109,134	$25,328,606

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-16

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2014

	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP S&P 500 Index— Service Class	MainStay VP T. Rowe Price Equity Income— Service Class	MainStay VP Unconstrained Bond— Service Class	MainStay VP U.S. Small Cap— Service Class

INVESTMENT INCOME (LOSS):
Dividend income	$8,105,711	$7,502,217	$616,553	$2,587,674	$1,958,430	$5,289,245	$99,620
Mortality and expense risk charges	(5,795,096)	(6,275,523)	(1,491,479)	(2,882,194)	(2,316,857)	(2,042,734)	(1,216,947)
Administrative charges	(855,029)	(1,399,384)	(227,511)	(400,194)	(301,961)	(430,781)	(166,090)

Net investment income (loss)	1,455,586	(172,690)	(1,102,437)	(694,714)	(660,388)	2,815,730	(1,283,417)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	49,723,774	44,127,054	30,762,380	33,231,707	30,652,755	14,462,807	19,324,863
Cost of investments sold	(39,929,062)	(34,122,886)	(32,450,383)	(22,115,834)	(22,076,209)	(14,465,338)	(10,728,668)

Net realized gain (loss) on investments	9,794,712	10,004,168	(1,688,003)	11,115,873	8,576,546	(2,531)	8,596,195
Realized gain distribution received	26,629,169	30,287,610	9,199,639	—	7,737,958	—	6,303,336
Change in unrealized appreciation (depreciation) on investments	(27,253,717)	(28,994,365)	(5,564,079)	11,275,078	(6,750,065)	(3,914,766)	(9,907,906)

Net gain (loss) on investments	9,170,164	11,297,413	1,947,557	22,390,951	9,564,439	(3,917,297)	4,991,625

Net increase (decrease) in net assets resulting from operations	$10,625,750	$11,124,723	$845,120	$21,696,237	$8,904,051	$(1,101,567)	$3,708,208

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-17

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2014

	American Funds IS® New World Fund®— Class 4(a)	BlackRock® Global Allocation V.I. Fund—Class III	BlackRock® High Yield V.I. Fund—Class III(a)	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth Portfolio— Service Shares	Fidelity® VIP Contrafund® Portfolio— Service Class 2	Fidelity® VIP Equity-Income Portfolio— Service Class 2	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2(a)

INVESTMENT INCOME (LOSS):
Dividend income	$46,964	$3,012,949	$189,191	$237,318	$—	$2,589,476	$3,249,936	$—
Mortality and expense risk charges	(20,702)	(1,913,824)	(54,092)	(724,467)	(839,677)	(4,894,974)	(1,800,727)	(4,965)
Administrative charges	(3,237)	(410,462)	(4,928)	(97,175)	(123,330)	(807,607)	(221,161)	(615)

Net investment income (loss)	23,025	688,663	130,171	(584,324)	(963,007)	(3,113,105)	1,228,048	(5,580)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	359,412	17,323,761	3,348,496	10,315,799	13,429,379	51,252,223	23,942,454	163,739
Cost of investments sold	(404,424)	(15,421,399)	(3,388,567)	(7,999,530)	(8,325,457)	(40,821,769)	(23,910,664)	(156,522)

Net realized gain (loss) on investments	(45,012)	1,902,362	(40,071)	2,316,269	5,103,922	10,430,454	31,790	7,217
Realized gain distribution received	36,756	11,636,033	54,978	6,254,048	3,223,120	7,210,103	1,754,425	725
Change in unrealized appreciation (depreciation) on investments	(430,233)	(14,088,342)	(359,218)	(7,234,160)	(4,584,017)	17,902,866	5,170,079	52,955

Net gain (loss) on investments	(438,489)	(549,947)	(344,311)	1,336,157	3,743,025	35,543,423	6,956,294	60,897

Net increase (decrease) in net assets resulting from operations	$(415,464)	$138,716	$(214,140)	$751,833	$2,780,018	$32,430,318	$8,184,342	$55,317

(a)	For the period May 1, 2014 (Commencement of Investment Divisions) through December 31, 2014.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-18

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2014

	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares(a)	Janus Aspen Global Research Portfolio—Service Shares	MFS® Investors Trust Series— Service Class	MFS® Research Series— Service Class	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S

INVESTMENT INCOME (LOSS):
Dividend income	$36,108	$16,875	$36,975	$394,371	$103,061	$71,459	$—
Mortality and expense risk charges	(2,734,638)	(106,767)	(23,980)	(582,293)	(194,634)	(179,183)	(646,978)
Administrative charges	(393,282)	(12,024)	(4,206)	(74,479)	(28,990)	(29,984)	(79,149)

Net investment income (loss)	(3,091,812)	(101,916)	8,789	(262,401)	(120,563)	(137,708)	(726,127)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	32,937,851	2,696,896	233,672	6,982,514	2,698,239	2,707,938	9,163,854
Cost of investments sold	(27,340,973)	(2,472,414)	(237,975)	(4,723,714)	(1,752,650)	(1,637,664)	(6,402,894)

Net realized gain (loss) on investments	5,596,878	224,482	(4,303)	2,258,800	945,589	1,070,274	2,760,960
Realized gain distribution received	4,635,152	709,066	—	—	1,046,945	943,100	19,257,548
Change in unrealized appreciation (depreciation) on investments	1,031,888	(216,037)	(155,517)	190,845	(710,436)	(877,309)	(18,815,772)

Net gain (loss) on investments	11,263,918	717,511	(159,820)	2,449,645	1,282,098	1,136,065	3,202,736

Net increase (decrease) in net assets resulting from operations	$8,172,106	$615,595	$(151,031)	$2,187,244	$1,161,535	$998,357	$2,476,609

(a)	For the period May 1, 2014 (Commencement of Investment Divisions) through December 31, 2014.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-19

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2014

	PIMCO VIT Total Return Portfolio— Advisor Class(a)	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class(a)	UIF U.S. Real Estate Portfolio— Class II	Victory VIF Diversified Stock Fund—Class A Shares

INVESTMENT INCOME (LOSS):
Dividend income	$157,487	$84,747	$237,639	$206,874
Mortality and expense risk charges	(64,052)	(70,285)	(263,242)	(328,240)
Administrative charges	(10,420)	(10,697)	(39,466)	(59,311)

Net investment income (loss)	83,015	3,765	(65,069)	(180,677)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	938,528	920,109	4,633,657	5,944,588
Cost of investments sold	(936,560)	(894,161)	(4,242,375)	(3,629,701)

Net realized gain (loss) on investments	1,968	25,948	391,282	2,314,887
Realized gain distribution received	—	106,485	—	—
Change in unrealized appreciation (depreciation) on investments	(42,759)	347,765	3,656,819	(331,365)

Net gain (loss) on investments	(40,791)	480,198	4,048,101	1,983,522

Net increase (decrease) in net assets resulting from operations	$42,224	$483,963	$3,983,032	$1,802,845

(a)	For the period May 1, 2014 (Commencement of Investment Divisions) through December 31, 2014.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-20

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Bond—Initial Class		MainStay VP Cash Management—Initial Class		MainStay VP Common Stock—Initial Class		MainStay VP Convertible—Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$316,547	$204,905	$(2,536,836)	$(3,044,875)	$(231,341)	$72,622	$1,601,937	$772,349
Net realized gain (loss) on investments	528,897	1,560,169	5,301	13,172	3,088,149	2,155,913	2,742,770	2,848,358
Realized gain distribution received	—	1,238,006	—	—	—	—	3,491,526	5,770,689
Change in unrealized appreciation/(depreciation) on investments	2,090,526	(5,986,200)	(5,301)	6,264	9,303,707	24,783,580	(2,330,694)	9,044,821

Net increase (decrease) in net assets resulting from operations	2,935,970	(2,983,120)	(2,536,836)	(3,025,439)	12,160,515	27,012,115	5,505,539	18,436,217

Contributions and (withdrawals):
Payments received from policyowners	777,449	783,894	21,953,658	26,117,248	815,565	807,838	1,075,034	934,642
Policyowners’ surrenders	(7,975,951)	(10,678,643)	(53,454,064)	(62,544,053)	(9,925,021)	(9,419,932)	(9,913,583)	(10,785,696)
Policyowners’ annuity and death benefits	(1,528,767)	(1,334,795)	(1,641,740)	(1,376,992)	(1,384,414)	(1,518,974)	(1,334,207)	(1,262,908)
Net transfers from (to) Fixed Account	(446,032)	(2,335,341)	(2,916,898)	(6,925,352)	(1,015,564)	(1,183,078)	(819,574)	(1,024,625)
Transfers between Investment Divisions	(1,387,541)	(7,154,278)	17,447,951	5,262,915	255,876	354,373	159,386	108,259

Net contributions and (withdrawals)	(10,560,842)	(20,719,163)	(18,611,093)	(39,466,234)	(11,253,558)	(10,959,773)	(10,832,944)	(12,030,328)

Increase (decrease) in net assets	(7,624,872)	(23,702,283)	(21,147,929)	(42,491,673)	906,957	16,052,342	(5,327,405)	6,405,889
NET ASSETS:
Beginning of period	73,255,357	96,957,640	173,689,810	216,181,483	101,031,989	84,979,647	90,369,545	83,963,656

End of period	$65,630,485	$73,255,357	$152,541,881	$173,689,810	$101,938,946	$101,031,989	$85,042,140	$90,369,545

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-21

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Cornerstone Growth—Initial Class		MainStay VP Emerging Markets Equity—Initial Class		MainStay VP Eagle Small Cap Growth—Initial Class		MainStay VP Government—Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(858,507)	$(680,532)	$(99,259)	$(247,172)	$(1,273,255)	$(1,309,107)	$683,309	$927,550
Net realized gain (loss) on investments	4,750,555	4,293,670	(375,308)	(421,003)	3,661,408	2,676,587	(152,065)	209,568
Realized gain distribution received	20,102,707	—	—	—	372,128	—	146,064	99,156
Change in unrealized appreciation/(depreciation) on investments	(17,109,636)	17,274,809	(2,763,174)	(1,820,792)	(2,289,869)	21,036,797	745,716	(3,641,773)

Net increase (decrease) in net assets resulting from operations	6,885,119	20,887,947	(3,237,741)	(2,488,967)	470,412	22,404,277	1,423,024	(2,405,499)

Contributions and (withdrawals):
Payments received from policyowners	1,164,352	1,120,078	344,110	522,486	1,385,344	1,188,159	736,690	629,151
Policyowners’ surrenders	(10,025,370)	(9,560,768)	(2,787,111)	(3,349,346)	(9,453,744)	(9,238,763)	(6,231,202)	(8,514,082)
Policyowners’ annuity and death benefits	(1,407,227)	(1,415,240)	(123,861)	(474,262)	(655,519)	(861,775)	(573,113)	(1,134,805)
Net transfers from (to) Fixed Account	(814,471)	(1,704,361)	(46,225)	(538,651)	(613,619)	(842,987)	(273,409)	(810,432)
Transfers between Investment Divisions	(1,953,320)	(2,403,005)	(994,822)	(3,127,444)	(4,049,511)	(7,862,461)	(1,108,541)	(4,792,830)

Net contributions and (withdrawals)	(13,036,036)	(13,963,296)	(3,607,909)	(6,967,217)	(13,387,049)	(17,617,827)	(7,449,575)	(14,622,998)

Increase (decrease) in net assets	(6,150,917)	6,924,651	(6,845,650)	(9,456,184)	(12,916,637)	4,786,450	(6,026,551)	(17,028,497)
NET ASSETS:
Beginning of period	105,987,434	99,062,783	27,352,393	36,808,577	89,789,966	85,003,516	49,714,419	66,742,916

End of period	$99,836,517	$105,987,434	$20,506,743	$27,352,393	$76,873,329	$89,789,966	$43,687,868	$49,714,419

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-22

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP High Yield Corporate Bond—Initial Class		MainStay VP ICAP Select Equity—Initial Class		MainStay VP Income Builder—Initial Class		MainStay VP International Equity—Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$11,651,896	$12,491,804	$(225,626)	$84,067	$3,454,050	$2,266,347	$(284,782)	$(138,085)
Net realized gain (loss) on investments	3,608,761	6,205,211	7,675,685	5,930,229	1,007,676	856,354	(718,374)	(2,378,443)
Realized gain distribution received	—	—	—	—	3,315,600	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(13,388,739)	(2,647,252)	4,151,555	36,406,507	(2,642,451)	9,093,559	(247,978)	7,191,201

Net increase (decrease) in net assets resulting from operations	1,871,918	16,049,763	11,601,614	42,420,803	5,134,875	12,216,260	(1,251,134)	4,674,673

Contributions and (withdrawals):
Payments received from policyowners	3,255,890	4,825,704	1,291,964	1,602,864	845,841	730,387	500,223	352,287
Policyowners’ surrenders	(33,446,466)	(37,847,201)	(18,263,964)	(19,015,176)	(8,561,446)	(8,313,523)	(4,661,906)	(4,321,956)
Policyowners’ annuity and death benefits	(5,947,102)	(5,270,503)	(1,533,465)	(2,594,782)	(1,294,861)	(2,005,992)	(213,529)	(413,146)
Net transfers from (to) Fixed Account	(4,186,697)	(4,347,917)	(1,182,576)	(2,145,284)	(733,078)	(402,299)	(414,198)	(1,006,806)
Transfers between Investment Divisions	(10,668,140)	(7,935,371)	(4,354,810)	(2,408,954)	2,571,819	1,780,958	(936,184)	(1,085,179)

Net contributions and (withdrawals)	(50,992,515)	(50,575,288)	(24,042,851)	(24,561,332)	(7,171,725)	(8,210,469)	(5,725,594)	(6,474,800)

Increase (decrease) in net assets	(49,120,597)	(34,525,525)	(12,441,237)	17,859,471	(2,036,850)	4,005,791	(6,976,728)	(1,800,127)
NET ASSETS:
Beginning of period	308,797,662	343,323,187	177,567,909	159,708,438	80,980,912	76,975,121	36,530,224	38,330,351

End of period	$259,677,065	$308,797,662	$165,126,672	$177,567,909	$78,944,062	$80,980,912	$29,553,496	$36,530,224

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-23

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Janus Balanced—Initial Class		MainStay VP Large Cap Growth—Initial Class		MainStay VP MFS® Utilities—Initial Class		MainStay VP Mid Cap Core—Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(239,529)	$(224,870)	$(658,933)	$(512,949)	$4,326	$16,614	$(757,669)	$(332,260)
Net realized gain (loss) on investments	7,648,191	5,216,306	4,459,181	4,469,111	94,249	90,838	6,814,605	5,329,654
Realized gain distribution received	3,962,661	360,422	4,660,834	236,172	102,304	30,111	10,193,491	4,204,722
Change in unrealized appreciation/(depreciation) on investments	4,437,861	34,926,987	(4,771,120)	8,581,696	57,794	285,000	(7,426,862)	13,589,653

Net increase (decrease) in net assets resulting from operations	15,809,184	40,278,845	3,689,962	12,774,030	258,673	422,563	8,823,565	22,791,769

Contributions and (withdrawals):
Payments received from policyowners	2,029,074	2,265,202	449,834	531,188	—	—	868,372	706,729
Policyowners’ surrenders	(23,023,429)	(27,634,731)	(5,497,849)	(5,265,731)	(286,330)	(262,342)	(8,677,163)	(8,329,360)
Policyowners’ annuity and death benefits	(3,298,196)	(3,157,510)	(310,666)	(370,903)	(2,058)	(52,299)	(654,891)	(628,352)
Net transfers from (to) Fixed Account	(3,067,781)	(3,437,222)	(321,847)	(489,146)	2,202	(17,131)	(492,740)	(664,196)
Transfers between Investment Divisions	(3,111,757)	(3,422,872)	(1,712,528)	(473,423)	101,604	(175,956)	(845,649)	2,859,039

Net contributions and (withdrawals)	(30,472,089)	(35,387,133)	(7,393,056)	(6,068,015)	(184,582)	(507,728)	(9,802,071)	(6,056,140)

Increase (decrease) in net assets	(14,662,905)	4,891,712	(3,703,094)	6,706,015	74,091	(85,165)	(978,506)	16,735,629
NET ASSETS:
Beginning of period	241,186,880	236,295,168	47,325,345	40,619,330	2,433,107	2,518,272	75,924,071	59,188,442

End of period	$226,523,975	$241,186,880	$43,622,251	$47,325,345	$2,507,198	$2,433,107	$74,945,565	$75,924,071

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-24

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP S&P 500 Index—Initial Class		MainStay VP T. Rowe Price Equity Income—Initial Class		MainStay VP U.S. Small Cap—Initial Class		MainStay VP Van Eck Global Hard Assets—Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(73,156)	$211,064	$(72,871)	$(162,577)	$(366,063)	$(234,735)	$(2,988,661)	$(1,455,019)
Net realized gain (loss) on investments	13,020,946	10,089,271	4,069,280	2,307,365	3,502,222	2,739,754	284,727	(4,397,690)
Realized gain distribution received	—	—	3,353,153	578,446	2,122,330	—	—	—
Change in unrealized appreciation/(depreciation) on investments	9,974,211	42,111,008	(3,110,419)	15,307,360	(3,894,169)	6,526,097	(43,985,390)	28,268,496

Net increase (decrease) in net assets resulting from operations	22,922,001	52,411,343	4,239,143	18,030,594	1,364,320	9,031,116	(46,689,324)	22,415,787

Contributions and (withdrawals):
Payments received from policyowners	2,832,618	1,653,129	631,213	627,728	517,724	280,655	9,556,566	10,824,154
Policyowners’ surrenders	(21,023,884)	(20,998,462)	(9,753,095)	(8,320,285)	(3,659,594)	(4,397,235)	(27,642,219)	(26,855,223)
Policyowners’ annuity and death benefits	(2,545,833)	(3,361,256)	(913,905)	(581,894)	(294,467)	(320,534)	(1,790,735)	(1,236,270)
Net transfers from (to) Fixed Account	(2,434,889)	(2,866,554)	(500,806)	(1,080,754)	(124,587)	(398,587)	1,496,747	1,277,738
Transfers between Investment Divisions	(301,847)	(339,260)	(2,002,545)	1,695,622	(2,028,965)	3,207,924	(2,014,240)	(27,702,682)

Net contributions and (withdrawals)	(23,473,835)	(25,912,403)	(12,539,138)	(7,659,583)	(5,589,889)	(1,627,777)	(20,393,881)	(43,692,283)

Increase (decrease) in net assets	(551,834)	26,498,940	(8,299,995)	10,371,011	(4,225,569)	7,403,339	(67,083,205)	(21,276,496)
NET ASSETS:
Beginning of period	212,379,110	185,880,170	76,920,055	66,549,044	33,038,991	25,635,652	255,285,022	276,561,518

End of period	$211,827,276	$212,379,110	$68,620,060	$76,920,055	$28,813,422	$33,038,991	$188,201,817	$255,285,022

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-25

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	Dreyfus IP Technology Growth Portfolio—Initial Shares		Fidelity® VIP Contrafund® Portfolio— Initial Class		Fidelity® VIP Equity-Income Portfolio—Initial Class		Janus Aspen Global Research Portfolio— Institutional Shares
	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(212,921)	$(215,232)	$(924,578)	$(723,710)	$891,182	$704,736	$(284,176)	$(193,761)
Net realized gain (loss) on investments	1,113,767	1,408,647	4,459,849	(267,901)	(738,792)	(1,145,674)	2,246,019	757,208
Realized gain distribution received	794,379	—	3,276,866	45,790	995,932	4,814,279	—	—
Change in unrealized appreciation/(depreciation) on investments	(1,038,693)	2,499,338	9,706,487	43,548,719	3,952,887	12,841,833	2,026,992	15,737,741

Net increase (decrease) in net assets resulting from operations	656,532	3,692,753	16,518,624	42,602,898	5,101,209	17,215,174	3,988,835	16,301,188

Contributions and (withdrawals):
Payments received from policyowners	178,260	228,862	1,603,050	1,894,744	771,451	722,092	900,158	863,032
Policyowners’ surrenders	(1,483,582)	(2,802,979)	(19,603,721)	(18,410,537)	(9,073,799)	(8,419,501)	(7,837,131)	(6,931,585)
Policyowners’ annuity and death benefits	(94,436)	(269,402)	(1,653,764)	(2,020,175)	(1,052,102)	(1,382,273)	(752,261)	(868,452)
Net transfers from (to) Fixed Account	(49,704)	(29,148)	(2,029,517)	(2,457,874)	(507,707)	(1,016,477)	(252,093)	(1,008,957)
Transfers between Investment Divisions	(360,636)	(1,276,077)	(2,345,200)	(2,297,151)	(2,126,107)	1,957,736	(1,510,471)	(619,302)

Net contributions and (withdrawals)	(1,810,098)	(4,148,744)	(24,029,152)	(23,290,993)	(11,988,264)	(8,138,423)	(9,451,798)	(8,565,264)

Increase (decrease) in net assets	(1,153,566)	(455,991)	(7,510,528)	19,311,905	(6,887,055)	9,076,751	(5,462,963)	7,735,924
NET ASSETS:
Beginning of period	14,527,161	14,983,152	175,388,005	156,076,100	77,264,802	68,188,051	73,138,444	65,402,520

End of period	$13,373,595	$14,527,161	$167,877,477	$175,388,005	$70,377,747	$77,264,802	$67,675,481	$73,138,444

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-26

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MFS® Investors Trust Series—Initial Class		MFS® Research Series—Initial Class		Neuberger Berman AMT Mid Cap Growth Portfolio—Class I		Royce Micro-Cap Portfolio—Investment Class
	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(57,676)	$(41,372)	$(78,348)	$(133,531)	$(29,988)	$(31,637)	$(1,306,472)	$(918,221)
Net realized gain (loss) on investments	955,224	760,247	931,232	1,117,179	114,055	256,834	3,738,275	4,084,999
Realized gain distribution received	727,580	—	869,501	28,000	785,342	—	6,034,461	2,196,398
Change in unrealized appreciation/(depreciation) on investments	(764,738)	1,895,333	(757,886)	2,023,934	(759,390)	320,204	(12,821,197)	8,914,126

Net increase (decrease) in net assets resulting from operations	860,390	2,614,208	964,499	3,035,582	110,019	545,401	(4,354,933)	14,277,302

Contributions and (withdrawals):
Payments received from policyowners	79,826	68,146	108,354	92,417	—	—	4,257,795	5,268,494
Policyowners’ surrenders	(1,100,815)	(1,492,304)	(1,266,578)	(1,183,520)	(104,419)	(324,764)	(8,528,427)	(8,061,342)
Policyowners’ annuity and death benefits	(402,683)	(167,200)	(87,860)	(201,960)	(44,650)	(62,345)	(542,088)	(309,413)
Net transfers from (to) Fixed Account	(163,653)	(8,861)	(59,688)	(145,458)	2,854	473	1,133,658	1,681,270
Transfers between Investment Divisions	(226,700)	343,343	(95,334)	(339,656)	(54,456)	(306,982)	(2,464,324)	(5,195,327)

Net contributions and (withdrawals)	(1,814,025)	(1,256,876)	(1,401,106)	(1,778,177)	(200,671)	(693,618)	(6,143,386)	(6,616,318)

Increase (decrease) in net assets	(953,635)	1,357,332	(436,607)	1,257,405	(90,652)	(148,217)	(10,498,319)	7,660,984
NET ASSETS:
Beginning of period	10,550,521	9,193,189	12,089,875	10,832,470	2,038,739	2,186,956	86,271,374	78,610,390

End of period	$9,596,886	$10,550,521	$11,653,268	$12,089,875	$1,948,087	$2,038,739	$75,773,055	$86,271,374

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-27

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Balanced—Service Class		MainStay VP Bond—Service Class		MainStay VP Common Stock— Service Class		MainStay VP Conservative Allocation— Service Class
	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,121,229)	$(674,098)	$131,793	$(222,585)	$(283,651)	$(92,596)	$2,345,369	$2,356,670
Net realized gain (loss) on investments	4,338,232	2,506,656	(967,989)	228,281	2,722,173	(629,543)	10,489,321	9,875,886
Realized gain distribution received	8,487,586	—	—	2,600,441	—	—	22,665,774	8,572,871
Change in unrealized appreciation/(depreciation) on investments	(1,486,810)	15,832,688	6,321,260	(9,553,989)	4,213,525	12,861,002	(27,378,490)	12,429,582

Net increase (decrease) in net assets resulting from operations	10,217,779	17,665,246	5,485,064	(6,947,852)	6,652,047	12,138,863	8,121,974	33,235,009

Contributions and (withdrawals):
Payments received from policyowners	7,698,456	7,178,132	8,168,483	10,617,010	3,792,668	2,371,855	25,366,607	24,580,092
Policyowners’ surrenders	(13,857,855)	(10,768,816)	(19,459,497)	(24,713,563)	(5,912,748)	(5,376,196)	(40,763,302)	(36,430,852)
Policyowners’ annuity and death benefits	(1,336,553)	(847,854)	(1,065,214)	(1,317,106)	(425,317)	(266,974)	(3,451,396)	(4,602,320)
Net transfers from (to) Fixed Account	1,762,447	1,635,798	1,492,700	2,243,878	628,603	45,254	6,816,539	6,584,004
Transfers between Investment Divisions	9,282,216	10,939,771	(4,021,855)	(30,168,330)	10,493,489	2,699,651	10,115,173	21,204,645

Net contributions and (withdrawals)	3,548,711	8,137,031	(14,885,383)	(43,338,111)	8,576,695	(526,410)	(1,916,379)	11,335,569

Increase (decrease) in net assets	13,766,490	25,802,277	(9,400,319)	(50,285,963)	15,228,742	11,612,453	6,205,595	44,570,578
NET ASSETS:
Beginning of period	113,357,951	87,555,674	148,906,032	199,191,995	48,670,103	37,057,650	341,756,918	297,186,340

End of period	$127,124,441	$113,357,951	$139,505,713	$148,906,032	$63,898,845	$48,670,103	$347,962,513	$341,756,918

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-28

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Convertible—Service Class		MainStay VP Cornerstone Growth—Service Class		MainStay VP Emerging Markets Equity—Service Class		MainStay VP Eagle Small Cap Growth— Service Class
	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,395,794	$1,067,347	$(429,536)	$(359,278)	$(722,355)	$(1,144,208)	$(558,516)	$(556,947)
Net realized gain (loss) on investments	8,125,531	4,784,059	1,933,568	1,969,326	(1,263,494)	(962,924)	1,910,780	1,108,246
Realized gain distribution received	8,004,763	12,089,360	7,077,274	—	—	—	161,660	—
Change in unrealized appreciation/(depreciation) on investments	(7,095,884)	18,418,879	(6,300,023)	5,362,655	(10,535,215)	(5,617,542)	(1,307,890)	7,804,823

Net increase (decrease) in net assets resulting from operations	11,430,204	36,359,645	2,281,283	6,972,703	(12,521,064)	(7,724,674)	206,034	8,356,122

Contributions and (withdrawals):
Payments received from policyowners	11,005,320	10,204,862	1,551,046	1,983,766	5,012,470	5,603,303	2,068,360	1,549,410
Policyowners’ surrenders	(22,204,647)	(19,347,758)	(4,063,747)	(4,705,201)	(9,631,914)	(9,159,323)	(4,354,143)	(4,363,533)
Policyowners’ annuity and death benefits	(2,393,357)	(996,713)	(266,320)	(166,728)	(533,003)	(439,461)	(170,199)	(205,630)
Net transfers from (to) Fixed Account	3,114,554	3,115,902	50,713	8,386	1,634,605	1,838,906	363,474	197,905
Transfers between Investment Divisions	(271,421)	3,459,166	(1,053,819)	(871,134)	(930,916)	(3,840,043)	309,024	1,232,695

Net contributions and (withdrawals)	(10,749,551)	(3,564,541)	(3,782,127)	(3,750,911)	(4,448,758)	(5,996,618)	(1,783,484)	(1,589,153)

Increase (decrease) in net assets	680,653	32,795,104	(1,500,844)	3,221,792	(16,969,822)	(13,721,292)	(1,577,450)	6,766,969
NET ASSETS:
Beginning of period	193,640,228	160,845,124	36,537,944	33,316,152	95,712,487	109,433,779	36,744,193	29,977,224

End of period	$194,320,881	$193,640,228	$35,037,100	$36,537,944	$78,742,665	$95,712,487	$35,166,743	$36,744,193

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-29

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Floating Rate— Service Class		MainStay VP Government— Service Class		MainStay VP Growth Allocation— Service Class		MainStay VP High Yield Corporate Bond—Service Class
	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,859,548	$5,367,912	$917,798	$1,199,862	$(686,089)	$(904,418)	$34,686,462	$33,364,617
Net realized gain (loss) on investments	1,799,052	3,558,586	(915,043)	(527,562)	4,141,980	995,697	28,320,789	8,350,175
Realized gain distribution received	—	—	260,601	172,226	9,555,403	5,208,912	—	—
Change in unrealized appreciation/(depreciation) on investments	(9,072,197)	(3,208,384)	1,909,581	(5,512,919)	(8,410,154)	21,968,552	(64,162,204)	(2,097,555)

Net increase (decrease) in net assets resulting from operations	(2,413,597)	5,718,114	2,172,937	(4,668,393)	4,601,140	27,268,743	(1,154,953)	39,617,237

Contributions and (withdrawals):
Payments received from policyowners	25,493,869	27,352,490	3,532,124	5,087,336	23,773,928	12,297,012	76,120,093	84,467,037
Policyowners’ surrenders	(33,242,886)	(32,167,823)	(11,163,531)	(14,934,622)	(11,237,666)	(7,928,029)	(101,671,706)	(98,684,131)
Policyowners’ annuity and death benefits	(2,630,653)	(2,182,390)	(1,035,808)	(1,053,823)	(340,906)	(129,173)	(7,894,643)	(6,462,509)
Net transfers from (to) Fixed Account	8,374,985	7,635,310	(107,371)	(181,865)	10,472,210	4,235,699	23,175,890	27,940,485
Transfers between Investment Divisions	(16,198,668)	20,645,905	(1,311,899)	(16,957,453)	7,205,207	4,435,043	(29,586,882)	(49,908,409)

Net contributions and (withdrawals)	(18,203,353)	21,283,492	(10,086,485)	(28,040,427)	29,872,773	12,910,552	(39,857,248)	(42,647,527)

Increase (decrease) in net assets	(20,616,950)	27,001,606	(7,913,548)	(32,708,820)	34,473,913	40,179,295	(41,012,201)	(3,030,290)
NET ASSETS:
Beginning of period	245,378,800	218,377,194	85,344,996	118,053,816	132,909,220	92,729,925	870,032,068	873,062,358

End of period	$224,761,850	$245,378,800	$77,431,448	$85,344,996	$167,383,133	$132,909,220	$829,019,867	$870,032,068

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-30

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP ICAP Select Equity—Service Class		MainStay VP Income Builder— Service Class		MainStay VP International Equity— Service Class		MainStay VP Janus Balanced—Service Class
	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,344,488)	$(741,169)	$3,449,594	$1,971,021	$(1,704,114)	$(983,499)	$(859,230)	$(629,237)
Net realized gain (loss) on investments	21,148,931	9,559,508	3,521,002	461,025	(4,549,807)	(9,234,192)	5,755,588	2,928,144
Realized gain distribution received	—	—	3,970,710	—	—	—	3,458,844	281,465
Change in unrealized appreciation/(depreciation) on investments	(289,641)	60,402,274	(6,047,001)	7,356,381	242,176	27,246,242	4,263,833	26,492,613

Net increase (decrease) in net assets resulting from operations	19,514,802	69,220,613	4,894,305	9,788,427	(6,011,745)	17,028,551	12,619,035	29,072,985

Contributions and (withdrawals):
Payments received from policyowners	13,825,669	14,264,734	11,149,780	8,463,466	6,832,447	7,795,113	12,219,940	11,529,987
Policyowners’ surrenders	(33,813,303)	(33,758,381)	(9,081,830)	(7,834,570)	(16,353,562)	(15,467,356)	(20,338,482)	(17,869,674)
Policyowners’ annuity and death benefits	(2,349,051)	(1,627,319)	(1,614,783)	(608,628)	(688,093)	(618,580)	(1,025,532)	(1,403,070)
Net transfers from (to) Fixed Account	3,492,367	3,427,845	4,605,976	4,761,884	2,730,445	3,143,567	5,284,223	5,852,444
Transfers between Investment Divisions	(11,036,676)	(5,877,378)	13,815,376	9,316,784	(1,426,257)	(1,724,935)	67,568	4,174,922

Net contributions and (withdrawals)	(29,880,994)	(23,570,499)	18,874,519	14,098,936	(8,905,020)	(6,872,191)	(3,792,283)	2,284,609

Increase (decrease) in net assets	(10,366,192)	45,650,114	23,768,824	23,887,363	(14,916,765)	10,156,360	8,826,752	31,357,594
NET ASSETS:
Beginning of period	304,614,829	258,964,715	77,622,427	53,735,064	144,942,043	134,785,683	192,129,977	160,772,383

End of period	$294,248,637	$304,614,829	$101,391,251	$77,622,427	$130,025,278	$144,942,043	$200,956,729	$192,129,977

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-31

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Large Cap Growth— Service Class		MainStay VP Marketfield Portfolio—Service Class		MainStay VP MFS® Utilities—Service Class		MainStay VP Mid Cap Core—Service Class
	2014	2013	2014	2013(a)	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,050,860)	$(1,607,042)	$(1,773,576)	$(415,975)	$(270,823)	$2,500,448	$(2,857,077)	$(1,483,548)
Net realized gain (loss) on investments	10,707,790	6,533,268	(1,366,368)	99,162	17,333,721	9,000,684	19,203,417	11,198,568
Realized gain distribution received	14,076,352	620,912	—	—	22,618,621	5,919,441	30,428,933	12,045,462
Change in unrealized appreciation/(depreciation) on investments	(12,432,610)	25,694,263	(12,106,285)	3,212,890	11,427,615	56,833,409	(21,446,667)	41,295,622

Net increase (decrease) in net assets resulting from operations	10,300,672	31,241,401	(15,246,229)	2,896,077	51,109,134	74,253,982	25,328,606	63,056,104

Contributions and (withdrawals):
Payments received from policyowners	10,196,179	8,947,738	23,080,498	13,791,560	37,697,910	31,003,118	10,708,731	9,202,260
Policyowners’ surrenders	(12,064,980)	(10,483,222)	(9,517,785)	(2,057,001)	(56,893,234)	(46,743,514)	(26,913,673)	(24,972,434)
Policyowners’ annuity and death benefits	(1,247,118)	(505,425)	(559,059)	(134,028)	(6,061,500)	(2,897,901)	(1,996,683)	(1,008,216)
Net transfers from (to) Fixed Account	3,379,940	3,247,887	16,519,809	6,700,751	10,884,809	9,803,024	2,803,391	2,051,733
Transfers between Investment Divisions	(4,453,236)	(2,083,459)	(17,580,039)	69,566,630	16,862,603	14,645,701	(5,564,105)	6,649,737

Net contributions and (withdrawals)	(4,189,215)	(876,481)	11,943,424	87,867,912	2,490,588	5,810,428	(20,962,339)	(8,076,920)

Increase (decrease) in net assets	6,111,457	30,364,920	(3,302,805)	90,763,989	53,599,722	80,064,410	4,366,267	54,979,184
NET ASSETS:
Beginning of period	123,199,855	92,834,935	90,763,989	—	489,479,676	409,415,266	218,656,185	163,677,001

End of period	$129,311,312	$123,199,855	$87,461,184	$90,763,989	$543,079,398	$489,479,676	$223,022,452	$218,656,185

(a)	For the period May 1, 2013 (commencement of Investment Division) through December 31, 2013.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-32

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Moderate Allocation— Service Class		MainStay VP Moderate Growth Allocation— Service Class		MainStay VP PIMCO Real Return— Service Class		MainStay VP S&P 500 Index— Service Class
	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,455,586	$679,132	$(172,690)	$(1,940,430)	$(1,102,437)	$(1,040,972)	$(694,714)	$(385,249)
Net realized gain (loss) on investments	9,794,712	6,897,100	10,004,168	4,040,804	(1,688,003)	(473,483)	11,115,873	8,505,034
Realized gain distribution received	26,629,169	12,212,763	30,287,610	10,936,172	9,199,639	836,149	—	—
Change in unrealized appreciation/(depreciation) on investments	(27,253,717)	37,769,341	(28,994,365)	61,761,239	(5,564,079)	(16,247,775)	11,275,078	38,329,558

Net increase (decrease) in net assets resulting from operations	10,625,750	57,558,336	11,124,723	74,797,785	845,120	(16,926,081)	21,696,237	46,449,343

Contributions and (withdrawals):
Payments received from policyowners	30,224,353	26,455,084	43,399,147	37,873,563	6,797,641	13,169,988	14,425,591	9,742,900
Policyowners’ surrenders	(38,282,468)	(35,092,471)	(36,904,279)	(26,823,435)	(13,125,860)	(18,256,442)	(22,976,011)	(21,009,414)
Policyowners’ annuity and death benefits	(4,279,281)	(1,549,803)	(4,110,743)	(2,771,887)	(894,484)	(953,690)	(1,254,123)	(923,072)
Net transfers from (to) Fixed Account	5,750,765	6,697,338	21,205,511	20,603,635	2,916,078	9,475,389	2,911,572	2,617,527
Transfers between Investment Divisions	9,233,901	11,054,200	7,205,842	11,769,748	(8,804,237)	(48,131,863)	2,867,985	(1,323,256)

Net contributions and (withdrawals)	2,647,270	7,564,348	30,795,478	40,651,624	(13,110,862)	(44,696,618)	(4,024,986)	(10,895,315)

Increase (decrease) in net assets	13,273,020	65,122,684	41,920,201	115,449,409	(12,265,742)	(61,622,699)	17,671,251	35,554,028
NET ASSETS:
Beginning of period	398,743,456	333,620,772	417,003,942	301,554,533	107,937,802	169,560,501	197,513,930	161,959,902

End of period	$412,016,476	$398,743,456	$458,924,143	$417,003,942	$95,672,060	$107,937,802	$215,185,181	$197,513,930

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-33

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP T. Rowe Price Equity Income—Service Class		MainStay VP Unconstrained Bond—Service Class		MainStay VP U.S. Small Cap—Service Class		American Funds IS® New World Fund®—Class 4
	2014	2013	2014	2013	2014	2013	2014(a)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(660,388)	$(834,173)	$2,815,730	$2,533,959	$(1,283,417)	$(855,410)	$23,025
Net realized gain (loss) on investments	8,576,546	6,043,807	(2,531)	1,094,882	8,596,195	6,580,872	(45,012)
Realized gain distribution received	7,737,958	1,241,112	—	1,903	6,303,336	—	36,756
Change in unrealized appreciation/(depreciation) on investments	(6,750,065)	31,559,824	(3,914,766)	(1,751,981)	(9,907,906)	18,148,514	(430,233)

Net increase (decrease) in net assets resulting from operations	8,904,051	38,010,570	(1,101,567)	1,878,763	3,708,208	23,873,976	(415,464)

Contributions and (withdrawals):
Payments received from policyowners	7,175,661	7,511,937	34,547,555	24,906,000	5,661,715	4,512,419	2,340,907
Policyowners’ surrenders	(21,144,838)	(22,639,615)	(12,889,660)	(7,730,703)	(9,823,001)	(10,700,116)	(99,607)
Policyowners’ annuity and death benefits	(1,995,902)	(905,898)	(939,454)	(426,059)	(557,149)	(253,166)	(6,576)
Net transfers from (to) Fixed Account	1,800,534	1,859,482	23,025,480	17,763,011	653,742	922,979	729,542
Transfers between Investment Divisions	(3,719,961)	847,438	17,684,801	11,430,840	(5,537,821)	4,488,305	2,434,976

Net contributions and (withdrawals)	(17,884,506)	(13,326,656)	61,428,722	45,943,089	(9,602,514)	(1,029,579)	5,399,242

Increase (decrease) in net assets	(8,980,455)	24,683,914	60,327,155	47,821,852	(5,894,306)	22,844,397	4,983,778
NET ASSETS:
Beginning of period	166,435,866	141,751,952	108,775,472	60,953,620	90,809,090	67,964,693	—

End of period	$157,455,411	$166,435,866	$169,102,627	$108,775,472	$84,914,784	$90,809,090	$4,983,778

(a)	For the period May 1, 2014 (Commencement of Investment Division) through December 31, 2014.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-34

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	BlackRock® Global Allocation V.I. Fund—Class III		BlackRock® High Yield V.I. Fund— Class III	Columbia Variable Portfolio—Small Cap Value Fund— Class 2		Dreyfus IP Technology Growth Portfolio— Service Shares
	2014	2013	2014(a)	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$688,663	$(586,604)	$130,171	$(584,324)	$(288,755)	$(963,007)	$(860,427)
Net realized gain (loss) on investments	1,902,362	1,020,119	(40,071)	2,316,269	1,043,932	5,103,922	4,981,036
Realized gain distribution received	11,636,033	4,886,892	54,978	6,254,048	—	3,223,120	—
Change in unrealized appreciation/(depreciation) on investments	(14,088,342)	6,645,660	(359,218)	(7,234,160)	12,053,637	(4,584,017)	9,783,529

Net increase (decrease) in net assets resulting from operations	138,716	11,966,067	(214,140)	751,833	12,808,814	2,780,018	13,904,138

Contributions and (withdrawals):
Payments received from policyowners	13,416,884	19,023,742	3,363,023	2,913,090	2,920,097	4,088,468	3,432,397
Policyowners’ surrenders	(11,013,942)	(8,975,606)	(416,316)	(5,834,528)	(5,000,721)	(6,788,067)	(6,183,827)
Policyowners’ annuity and death benefits	(767,276)	(733,998)	(136,355)	(239,097)	(314,594)	(176,647)	(128,094)
Net transfers from (to) Fixed Account	9,001,759	14,395,042	1,120,358	664,418	857,604	1,347,630	1,350,969
Transfers between Investment Divisions	(503,197)	10,394,251	7,030,822	(728,844)	549,813	(1,335,318)	(4,011,374)

Net contributions and (withdrawals)	10,134,228	34,103,431	10,961,532	(3,224,961)	(987,801)	(2,863,934)	(5,539,929)

Increase (decrease) in net assets	10,272,944	46,069,498	10,747,392	(2,473,128)	11,821,013	(83,916)	8,364,209
NET ASSETS:
Beginning of period	123,710,028	77,640,530	—	52,924,087	41,103,074	58,164,034	49,799,825

End of period	$133,982,972	$123,710,028	$10,747,392	$50,450,959	$52,924,087	$58,080,118	$58,164,034

(a)	For the period May 1, 2014 (Commencement of Investment Division) through December 31, 2014.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-35

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	Fidelity® VIP Contrafund® Portfolio—Service Class 2		Fidelity® VIP Equity-Income Portfolio—Service Class 2		Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2
	2014	2013	2014	2013	2014(a)	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(3,113,105)	$(2,376,922)	$1,228,048	$780,485	$(5,580)	$(3,091,812)	$(2,479,126)
Net realized gain (loss) on investments	10,430,454	(1,658,568)	31,790	(2,874,908)	7,217	5,596,878	2,932,702
Realized gain distribution received	7,210,103	88,230	1,754,425	8,072,672	725	4,635,152	23,980,493
Change in unrealized appreciation/(depreciation) on investments	17,902,866	79,237,010	5,170,079	21,273,837	52,955	1,031,888	29,206,988

Net increase (decrease) in net assets resulting from operations	32,430,318	75,289,750	8,184,342	27,252,086	55,317	8,172,106	53,641,057

Contributions and (withdrawals):
Payments received from policyowners	31,253,173	20,957,836	6,178,238	6,022,222	287,968	8,073,641	7,483,728
Policyowners’ surrenders	(38,599,095)	(32,474,707)	(14,797,191)	(16,294,236)	(21,373)	(21,348,347)	(20,312,347)
Policyowners’ annuity and death benefits	(2,729,109)	(1,455,640)	(1,135,297)	(889,797)	(7,291)	(782,433)	(955,159)
Net transfers from (to) Fixed Account	13,597,399	8,911,419	703,879	653,609	109,936	1,288,604	1,085,137
Transfers between Investment Divisions	(6,525,079)	(2,962,490)	(2,364,975)	2,201,496	822,547	(6,910,388)	(5,660,879)

Net contributions and (withdrawals)	(3,002,711)	(7,023,582)	(11,415,346)	(8,306,706)	1,191,787	(19,678,923)	(18,359,520)

Increase (decrease) in net assets	29,427,607	68,266,168	(3,231,004)	18,945,380	1,247,104	(11,506,817)	35,281,537
NET ASSETS:
Beginning of period	333,409,208	265,143,040	127,209,560	108,264,180	—	202,380,780	167,099,243

End of period	$362,836,815	$333,409,208	$123,978,556	$127,209,560	$1,247,104	$190,873,963	$202,380,780

(a)	For the period May 1, 2014 (Commencement of Investment Division) through December 31, 2014.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-36

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	Invesco V.I American Value Fund—Series II		Invesco V.I. International Growth Fund—Series II Shares	Janus Aspen Global Research Portfolio—Service Shares		MFS® Investors Trust Series— Service Class		MFS® Research Series— Service Class
	2014	2013(a)	2014(b)	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(101,916)	$(5,991)	$8,789	$(262,401)	$(192,637)	$(120,563)	$(67,313)	$(137,708)	$(149,979)
Net realized gain (loss) on investments	224,482	20,391	(4,303)	2,258,800	590,355	945,589	751,323	1,070,274	1,123,575
Realized gain distribution received	709,066	—	—	—	—	1,046,945	—	943,100	26,997
Change in unrealized appreciation/(depreciation) on investments	(216,037)	229,728	(155,517)	190,845	7,960,240	(710,436)	2,009,653	(877,309)	1,778,237

Net increase (decrease) in net assets resulting from operations	615,595	244,128	(151,031)	2,187,244	8,357,958	1,161,535	2,693,663	998,357	2,778,830

Contributions and (withdrawals):
Payments received from policyowners	2,205,538	521,391	3,049,542	2,283,686	3,061,418	2,257,889	743,756	1,132,289	895,197
Policyowners’ surrenders	(783,235)	(79,738)	(167,136)	(4,473,333)	(4,080,947)	(1,374,186)	(1,301,793)	(1,196,323)	(1,458,424)
Policyowners’ annuity and death benefits	(50,401)	—	(255)	(130,341)	(133,782)	(145,404)	(43,790)	(35,252)	(218,356)
Net transfers from (to) Fixed Account	683,152	101,374	880,734	604,298	1,089,912	658,920	257,364	374,199	512,415
Transfers between Investment Divisions	4,638,180	2,820,191	3,597,254	(758,260)	947,479	220,092	1,879,450	(468,358)	498,625

Net contributions and (withdrawals)	6,693,234	3,363,218	7,360,139	(2,473,950)	884,080	1,617,311	1,534,987	(193,445)	229,457

Increase (decrease) in net assets	7,308,829	3,607,346	7,209,108	(286,706)	9,242,038	2,778,846	4,228,650	804,912	3,008,287
NET ASSETS:
Beginning of period	3,607,346	—	—	40,906,277	31,664,239	12,570,006	8,341,356	12,082,074	9,073,787

End of period	$10,916,175	$3,607,346	$7,209,108	$40,619,571	$40,906,277	$15,348,852	$12,570,006	$12,886,986	$12,082,074

(a)	For the period May 1, 2013 (Commencement of Investment Division) through December 31, 2013
(b)	For the period May 1, 2014 (Commencement of Investment Division) through December 31, 2014

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-37

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT Total Return Portfolio— Advisor Class	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	UIF U.S. Real Estate Portfolio— Class II		Victory VIF Diversified Stock Fund— Class A Shares
	2014	2013	2014(b)	2014(b)	2014	2013(a)	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(726,127)	$(663,549)	$83,015	$3,765	$(65,069)	$(17,646)	$(180,677)	$(201,465)
Net realized gain (loss) on investments	2,760,960	3,152,775	1,968	25,948	391,282	(97,042)	2,314,887	807,526
Realized gain distribution received	19,257,548	—	—	106,485	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(18,815,772)	8,206,273	(42,759)	347,765	3,656,819	(190,286)	(331,365)	4,723,224

Net increase (decrease) in net assets resulting from operations	2,476,609	10,695,499	42,224	483,963	3,983,032	(304,974)	1,802,845	5,329,285

Contributions and (withdrawals):
Payments received from policyowners	4,736,952	3,413,389	8,595,020	8,449,457	2,989,049	1,124,562	990,873	579,454
Policyowners’ surrenders	(4,698,189)	(4,464,794)	(411,484)	(498,197)	(1,529,650)	(317,111)	(2,917,919)	(2,176,006)
Policyowners’ annuity and death benefits	(242,858)	(441,926)	(337)	(4,124)	(132,400)	(14,442)	(141,166)	(35,503)
Net transfers from (to) Fixed Account	1,049,428	1,455,775	2,601,733	2,557,171	1,435,970	682,182	197,438	232,885
Transfers between Investment Divisions	(1,593,648)	(1,032,120)	4,878,584	9,166,203	21,672,019	4,178,811	(801,600)	3,895,557

Net contributions and (withdrawals)	(748,315)	(1,069,676)	15,663,516	19,670,510	24,434,988	5,654,002	(2,672,374)	2,496,387

Increase (decrease) in net assets	1,728,294	9,625,823	15,705,740	20,154,473	28,418,020	5,349,028	(869,529)	7,825,672
NET ASSETS:
Beginning of period	45,532,267	35,906,444	—	—	5,349,028	—	24,027,817	16,202,145

End of period	$47,260,561	$45,532,267	$15,705,740	$20,154,473	$33,767,048	$5,349,028	$23,158,288	$24,027,817

(a)	For the period May 1, 2013 (Commencement of Investment Division) through December 31, 2013
(b)	For the period May 1, 2014 (Commencement of Investment Division) through December 31, 2014

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

F-38

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

N

YLIAC Variable Annuity Separate Account-III (the “Separate Account”) was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity, New York Life Plus Variable Annuity and New York Life Flexible Premium Variable Annuity II), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity), Series IX policies (New York Life Premier Plus Variable Annuity) and Series X policies (New York Life Income Plus Variable Annuity). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series III, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009, sales of Series V policies known as New York Life Select Variable Annuity were discontinued. Effective August 16, 2010, sales of all the remaining Series II, Series III, Series IV and Series VI policies were discontinued. Effective July 16, 2012 sales of the New York Life Flexible Premium Variable Annuity were discontinued.

NYLIAC established the Separate Account to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, as well as certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.

The assets of the Separate Account are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AIM Variable Insurance Funds, the American Funds Insurance Series®, the BlackRock Variable Series Funds, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS® Variable Insurance Trust, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

The MainStay VP Cash Management—Initial Class, MainStay VP Van Eck Global Hard Assets—Initial Class and the Royce Micro-Cap Portfolio—Investment Class offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced—Service Class, MainStay VP Conservative Allocation—Service Class, MainStay VP Floating Rate—Service Class, MainStay VP Growth Allocation—Service Class, MainStay VP Marketfield—Service Class, MainStay VP Moderate Allocation—Service Class, MainStay VP Moderate Growth Allocation—Service Class, MainStay VP PIMCO Real Return Portfolio—Service Class , MainStay VP Unconstrained Bond—Service Class, American Funds IS® New World Fund®—Class 4, BlackRock® Global Allocation V.I. Fund—Class III, BlackRock® High Yield V.I. Fund—Class III, Columbia Variable Portfolio—Small Cap Value Fund—Class 2, Fidelity® VIP Contrafund® Portfolio—Service Class 2, Fidelity® VIP Equity-Income Portfolio—Service Class 2, Fidelity® VIP Growth Opportunities Portfolio—Service Class 2, Fidelity® VIP Mid Cap—Service Class 2, Invesco V.I. American Value Fund—Series II Shares, Invesco V.I. International Growth Fund—Series II Shares, PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class, PIMCO VIT Total Return Portfolio—Advisor Class, UIF U.S. Real Estate Portfolio—Class II and Victory VIF Diversified Stock—Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

F-39

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

The following Investment Divisions, with their respective Fund portfolios, are available in this Separate Account:

MainStay VP Bond—Initial Class

MainStay VP Cash Management—Initial Class

MainStay VP Common Stock—Initial Class

MainStay VP Convertible—Initial Class

MainStay VP Cornerstone Growth—Initial Class

MainStay VP Eagle Small Cap Growth—Initial Class

MainStay VP Emerging Markets Equity—Initial Class (formerly MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class)

MainStay VP Government—Initial Class

MainStay VP High Yield Corporate Bond—Initial Class

MainStay VP ICAP Select Equity—Initial Class

MainStay VP Income Builder—Initial Class

MainStay VP International Equity—Initial Class

MainStay VP Janus Balanced—Initial Class

MainStay VP Large Cap Growth—Initial Class

MainStay VP MFS® Utilities—Initial Class

MainStay VP Mid Cap Core—Initial Class

MainStay VP S&P 500 Index—Initial Class

MainStay VP T. Rowe Price Equity Income—Initial Class

MainStay VP U.S. Small Cap—Initial Class

MainStay VP Van Eck Global Hard Assets—Initial Class

Dreyfus IP Technology Growth Portfolio—Initial Shares

Fidelity® VIP Contrafund® Portfolio—Initial Class

Fidelity® VIP Equity-Income Portfolio—Initial Class

Janus Aspen Global Research Portfolio—Institutional Shares

MFS® Investors Trust Series—Initial Class

MFS® Research Series—Initial Class

Neuberger Berman AMT Mid Cap Growth—Class I

Royce Micro-Cap Portfolio—Investment Class

MainStay VP Balanced—Service Class

MainStay VP Bond—Service Class

MainStay VP Common Stock—Service Class

MainStay VP Conservative Allocation—Service Class

MainStay VP Convertible—Service Class

MainStay VP Cornerstone Growth—Service Class

MainStay VP Eagle Small Cap Growth—Service Class

MainStay VP Emerging Markets Equity—Service Class (formerly MainStay VP DFA/DuPont Capital Emerging Markets Equity—Service Class)

MainStay VP Floating Rate—Service Class

MainStay VP Government—Service Class

MainStay VP Growth Allocation—Service Class

MainStay VP High Yield Corporate Bond—Service Class

MainStay VP ICAP Select Equity—Service Class

MainStay VP Income Builder—Service Class

MainStay VP International Equity—Service Class

MainStay VP Janus Balanced—Service Class

MainStay VP Large Cap Growth—Service Class

MainStay VP Marketfield—Service Class

MainStay VP MFS® Utilities—Service Class

MainStay VP Mid Cap Core—Service Class

MainStay VP Moderate Allocation—Service Class

MainStay VP Moderate Growth Allocation—Service Class

MainStay VP PIMCO Real Return—Service Class

MainStay VP S&P 500 Index—Service Class

MainStay VP T. Rowe Price Equity Income—Service Class

MainStay VP Unconstrained Bond—Service Class

MainStay VP U.S. Small Cap—Service Class

American Funds IS® New World Fund®—Class 4

BlackRock® Global Allocation V.I. Fund—Class III

BlackRock® High Yield V.I. Fund—Class III

Columbia Variable Portfolio—Small Cap Value Fund—Class 2

Dreyfus IP Technology Growth Portfolio—Service Shares

Fidelity® VIP Contrafund® Portfolio—Service Class 2

Fidelity® VIP Equity-Income Portfolio—Service Class 2

Fidelity® VIP Growth Opportunities Portfolio—Service Class 2

Fidelity® VIP Mid Cap Portfolio—Service Class 2

Invesco V.I. American Value Fund—Series II Shares

Invesco V.I. International Growth Fund—Series II Shares

Janus Aspen Global Research Portfolio—Service Shares

MFS® Investors Trust Series—Service Class

MFS® Research Series—Service Class

Neuberger Berman AMT Mid Cap Growth Portfolio—Class S

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class

PIMCO VIT Total Return Portfolio—Advisor Class

UIF U.S. Real Estate Portfolio—Class II

Victory VIF Diversified Stock Fund—Class A Shares

Not all investment options are available under all policies.

For Series I policies known as New York Life Flexible Premium Variable Annuity and Series VII, VIII, IX and X policies, initial premium payments are allocated to the Investment Divisions, Fixed Account (where available) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two business days after receipt. For Series I, III, IV, V, VI, VII, VIII,IX and X policies, subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions, one year Fixed Account (where available), three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the business day they are received. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, known as New York Life (formerly MainStay) Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III, VI, VIII and IX policies, only one premium payment is allowed. In those states where NYLIAC offers a modified premium version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, VI, VII, VIII and IX policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC subject to certain restrictions. On the accompanying Statement of Changes in Net Assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

F-40

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

F-41

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s)

T

he cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases	Sales

MainStay VP Bond—Initial Class	$4,190	$14,447
MainStay VP Cash Management—Initial Class	116,111	137,037
MainStay VP Common Stock—Initial Class	3,610	15,106
MainStay VP Convertible—Initial Class	8,410	14,296
MainStay VP Cornerstone Growth—Initial Class	21,264	15,081
MainStay VP Emerging Markets Equity—Initial Class	995	4,717
MainStay VP Eagle Small Cap Growth—Initial Class	1,866	16,230
MainStay VP Government—Initial Class	4,098	10,789
MainStay VP High Yield Corporate Bond—Initial Class	27,810	67,505
MainStay VP ICAP Select Equity—Initial Class	3,152	27,568
MainStay VP Income Builder—Initial Class	11,246	11,736
MainStay VP International Equity—Initial Class	836	6,908
MainStay VP Janus Balanced—Initial Class	7,946	35,080
MainStay VP Large Cap Growth—Initial Class	7,077	10,544
MainStay VP MFS® Utilities—Initial Class	279	357
MainStay VP Mid Cap Core—Initial Class	15,512	15,884
MainStay VP S&P 500 Index—Initial Class	8,072	31,738
MainStay VP T. Rowe Price Equity Income—Initial Class	4,956	14,293
MainStay VP U.S. Small Cap—Initial Class	3,629	7,442
MainStay VP Van Eck Global Hard Assets—Initial Class	21,191	44,576
Dreyfus IP Technology Growth Portfolio—Initial Shares	2,638	3,871
Fidelity® VIP Contrafund® Portfolio—Initial Class	6,189	28,131
Fidelity® VIP Equity-Income Portfolio—Initial Class	3,914	13,994
Janus Aspen Global Research Portfolio—Institutional Shares	1,404	11,218
MFS® Investors Trust Series—Initial Class	1,059	2,204
MFS® Research Series—Initial Class	1,175	1,785
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	795	241
Royce Micro-Cap Portfolio—Investment Class	12,815	14,285
MainStay VP Balanced—Service Class	28,585	17,693
MainStay VP Bond—Service Class	19,197	34,077
MainStay VP Common Stock—Service Class	18,362	10,138
MainStay VP Conservative Allocation—Service Class	76,788	53,788
MainStay VP Convertible—Service Class	32,826	33,155
MainStay VP Cornerstone Growth—Service Class	9,767	6,940
MainStay VP Emerging Markets Equity—Service Class	9,420	14,623
MainStay VP Eagle Small Cap Growth—Service Class	6,657	8,890
MainStay VP Floating Rate—Service Class	53,548	66,236
MainStay VP Government—Service Class	13,058	22,061
MainStay VP Growth Allocation—Service Class	56,468	17,787
MainStay VP High Yield Corporate Bond—Service Class	128,977	133,782
MainStay VP ICAP Select Equity—Service Class	20,307	51,607
MainStay VP Income Builder—Service Class	40,048	13,954
MainStay VP International Equity—Service Class	11,763	22,438
MainStay VP Janus Balanced—Service Class	25,005	26,300
MainStay VP Large Cap Growth—Service Class	30,355	22,549
MainStay VP Marketfield—Service Class	53,103	42,901
MainStay VP MFS® Utilities—Service Class	92,557	67,598
MainStay VP Mid Cap Core—Service Class	49,923	43,378
MainStay VP Moderate Allocation—Service Class	80,432	49,724
MainStay VP Moderate Growth Allocation—Service Class	105,691	44,127
MainStay VP PIMCO Real Return—Service Class	25,296	30,762
MainStay VP S&P 500 Index—Service Class	28,486	33,232
MainStay VP T. Rowe Price Equity Income—Service Class	19,711	30,653
MainStay VP Unconstrained Bond—Service Class	78,872	14,463
MainStay VP U.S. Small Cap—Service Class	14,783	19,325
American Funds IS® New World Fund®—Class 4	5,818	359
BlackRock® Global Allocation V.I. Fund—Class III	39,827	17,324
BlackRock® High Yield V.I. Fund—Class III	14,494	3,348
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	12,769	10,316
Dreyfus IP Technology Growth Portfolio—Service Shares	12,811	13,429
Fidelity® VIP Contrafund® Portfolio—Service Class 2	52,276	51,252
Fidelity® VIP Equity-Income Portfolio—Service Class 2	15,477	23,942
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	1,351	164
Fidelity® VIP Mid Cap Portfolio—Service Class 2	14,774	32,938
Invesco V.I. American Value Fund—Series II Shares	10,031	2,697
Invesco V.I. International Growth Fund—Series II Shares	7,603	234
Janus Aspen Global Research Portfolio—Service Shares	4,281	6,983
MFS® Investors Trust Series—Service Class	5,239	2,698
MFS® Research Series—Service Class	3,319	2,708
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	26,964	9,164
PIMCO VIT Total Return Portfolio—Advisor Class	16,685	939
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	20,701	920
UIF U.S. Real Estate Portfolio—Class II	28,968	4,634
Victory VIF Diversified Stock Fund—Class A Shares	3,049	5,945

Total	$1,728,661	$1,699,238

Not all investment divisions are available under all policies.

F-42

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

N

ew York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”), Dimensional Fund Advisors LP (“DFA”), DuPont Capital Management Corporation (“DuPont Capital”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”), Janus Capital Management LLC (“Janus Capital”), MacKay Shields LLC (“MacKay Shields”), Marketfield Asset Management LLC (“Marketfield”), Massachusetts Financial Services Company (“MFS”), New York Life Investors LLC (“NYL Investors”), Pacific Investment Management Company LLC (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Van Eck Associates Corporation (“Van Eck”) and Winslow Capital Management Inc. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, Cornerstone Holdings, MacKay Shields, NYL Investors and ICAP are all indirect, wholly-owned subsidiaries of NYLIC. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc.; Epoch is a wholly-owned subsidiary of Epoch Holding Corporation. Janus is a wholly-owned subsidiary of Janus Capital Group, Inc. MFS is an indirect majority-owned subsidiary of Sun Life Financial Inc., Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc., DFA, DuPont Capital, Marketfield, PIMCO, T. Rowe Price and Van Eck are independent investment advisory firms.

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VIII, IX and X policies. Policies in Series II and VII are not subject to surrender charges on partial withdrawals and surrenders. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, the surrender charge was lower.

For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

For New York Life Income Plus Variable Annuity policies with the Income Benefit Rider, which are part of Series X, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Income Plus Variable Annuity policies with the Guaranteed Future Income Benefit Rider, which are also part of Series X, the product becomes a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each Policy Year, until the seventh Policy Year, after which no charge is made.

All surrender charges are recorded with policyowners’ surrenders in the accompanying Statement of Changes in Net Assets. Surrender charges are paid to NYLIAC.

NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II, which are also part of Series I, this charge is $30 per policy. For Series II and VII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII and IX policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. For Series X policies, the charge is $30 per policy and is waived either upon (a) registration with delivery of all available materials that we normally mail, (b) the Variable Account Annuity Commencement Date, or (c) the Income Benefit/GFIB Payment Commencement Date (whichever comes first). These charges are shown as a reduction to payments received from policyowners in the accompanying Statement of Changes in Net Assets.

F-43

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII, IX and X policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII, IX and X policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35%, 1.65% and 1.35%, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. These charges are disclosed in the accompanying Statement of Operations.

In addition, New York Life Income Plus Variable Annuity policies, which are part of Series X, are subject to a Guaranteed Future Income Benefit Charge if the Guaranteed Future Income Benefit Rider is chosen. This charge is an annualized percentage of the average daily Unfunded Income Benefit Base (as defined in the New York Life Income Plus Variable Annuity prospectus) each policy quarter, deducted from the variable accumulation unit value on a quarterly basis. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the Unfunded Income Benefit Base.

Separate Account policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.40%, distribution (12b-1) fees range from 0.00% to 0.35%, and other expenses range from 0.00% to 1.20%. These ranges are shown as a percentage of average net assets as of December 31, 2013, and approximate the ranges as of December 31, 2014.

NOTE 4—Distribution of Net Income:

T

he Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

F-44

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s)

T

he changes in units outstanding for the years ended December 31, 2014 and 2013 were as follows:

	2014			2013
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

MainStay VP Bond—Initial Class	152	(686)	(534)	84	(1,143)	(1,059)
MainStay VP Cash Management—Initial Class	82,170	(102,875)	(20,705)	90,806	(128,389)	(37,583)
MainStay VP Common Stock—Initial Class	111	(472)	(361)	166	(562)	(396)
MainStay VP Convertible—Initial Class	91	(509)	(418)	146	(694)	(548)
MainStay VP Cornerstone Growth—Initial Class	39	(671)	(632)	43	(857)	(814)
MainStay VP Emerging Markets Equity—Initial Class	93	(492)	(399)	106	(865)	(759)
MainStay VP Eagle Small Cap Growth—Initial Class	134	(1,210)	(1,076)	80	(1,641)	(1,561)
MainStay VP Government—Initial Class	153	(576)	(423)	140	(977)	(837)
MainStay VP High Yield Corporate Bond—Initial Class	478	(2,115)	(1,637)	564	(2,247)	(1,683)
MainStay VP ICAP Select Equity—Initial Class	57	(1,354)	(1,297)	132	(1,643)	(1,511)
MainStay VP Income Builder—Initial Class	169	(417)	(248)	137	(479)	(342)
MainStay VP International Equity—Initial Class	32	(297)	(265)	49	(379)	(330)
MainStay VP Janus Balanced—Initial Class	74	(2,485)	(2,411)	107	(3,257)	(3,150)
MainStay VP Large Cap Growth—Initial Class	142	(550)	(408)	221	(634)	(413)
MainStay VP MFS® Utilities—Initial Class	9	(23)	(14)	2	(45)	(43)
MainStay VP Mid Cap Core—Initial Class	191	(563)	(372)	342	(617)	(275)
MainStay VP S&P 500 Index—Initial Class	202	(978)	(776)	198	(1,244)	(1,046)
MainStay VP T. Rowe Price Equity Income—Initial Class	53	(952)	(899)	274	(904)	(630)
MainStay VP U.S. Small Cap—Initial Class	82	(387)	(305)	303	(397)	(94)
MainStay VP Van Eck Global Hard Assets—Initial Class	2,217	(4,268)	(2,051)	1,616	(6,460)	(4,844)
Dreyfus IP Technology Growth Portfolio—Initial Shares	113	(224)	(111)	127	(439)	(312)
Fidelity® VIP Contrafund® Portfolio—Initial Class	57	(790)	(733)	82	(908)	(826)
Fidelity® VIP Equity-Income Portfolio—Initial Class	43	(558)	(515)	202	(588)	(386)
Janus Aspen Global Research Portfolio—Institutional Shares	46	(552)	(506)	75	(602)	(527)
MFS® Investors Trust Series—Initial Class	17	(132)	(115)	55	(144)	(89)
MFS® Research Series—Initial Class	13	(100)	(87)	43	(164)	(121)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	1	(11)	(10)	1	(41)	(40)
Royce Micro-Cap Portfolio—Investment Class	478	(804)	(326)	598	(965)	(367)
MainStay VP Balanced—Service Class	1,270	(1,042)	228	1,516	(939)	577
MainStay VP Bond—Service Class	1,442	(2,529)	(1,087)	1,750	(5,075)	(3,325)
MainStay VP Common Stock—Service Class	943	(477)	466	492	(506)	(14)
MainStay VP Conservative Allocation—Service Class	3,343	(3,443)	(100)	4,642	(3,744)	898
MainStay VP Convertible—Service Class	1,198	(1,632)	(434)	1,354	(1,430)	(76)
MainStay VP Cornerstone Growth—Service Class	167	(400)	(233)	245	(503)	(258)
MainStay VP Emerging Markets Equity—Service Class	1,017	(1,535)	(518)	1,250	(1,917)	(667)
MainStay VP Eagle Small Cap Growth—Service Class	558	(685)	(127)	567	(704)	(137)
MainStay VP Floating Rate—Service Class	3,818	(5,288)	(1,470)	6,111	(4,226)	1,885
MainStay VP Government—Service Class	960	(1,778)	(818)	984	(3,303)	(2,319)
MainStay VP Growth Allocation—Service Class	3,005	(1,115)	1,890	1,878	(975)	903
MainStay VP High Yield Corporate Bond—Service Class	5,694	(6,737)	(1,043)	7,881	(8,561)	(680)
MainStay VP ICAP Select Equity—Service Class	1,037	(2,414)	(1,377)	1,352	(2,541)	(1,189)
MainStay VP Income Builder—Service Class	1,899	(766)	1,133	1,669	(686)	983
MainStay VP International Equity—Service Class	875	(1,223)	(348)	1,089	(1,270)	(181)
MainStay VP Janus Balanced—Service Class	1,599	(1,919)	(320)	2,033	(1,827)	206
MainStay VP Large Cap Growth—Service Class	929	(1,132)	(203)	1,127	(1,126)	1
MainStay VP Marketfield—Service Class	5,117	(4,185)	932	8,394	(163)	8,231
MainStay VP MFS® Utilities—Service Class	4,665	(4,577)	88	4,628	(4,147)	481
MainStay VP Mid Cap Core—Service Class	864	(1,517)	(653)	1,263	(1,471)	(208)
MainStay VP Moderate Allocation—Service Class	3,221	(3,060)	161	4,398	(3,781)	617
MainStay VP Moderate Growth Allocation—Service Class	4,609	(2,693)	1,916	5,469	(2,454)	3,015
MainStay VP PIMCO Real Return—Service Class	1,675	(3,066)	(1,391)	2,647	(7,264)	(4,617)
MainStay VP S&P 500 Index—Service Class	1,469	(1,620)	(151)	1,310	(1,892)	(582)
MainStay VP T. Rowe Price Equity Income—Service Class	761	(2,059)	(1,298)	1,314	(2,429)	(1,115)
MainStay VP Unconstrained Bond—Service Class	6,660	(1,235)	5,425	6,446	(2,149)	4,297
MainStay VP U.S. Small Cap—Service Class	449	(780)	(331)	752	(720)	32
American Funds IS® New World Fund®—Class 4	581	(37)	544	—	—	—
BlackRock® Global Allocation V.I. Fund—Class III	2,386	(1,505)	881	4,648	(1,353)	3,295
BlackRock® High Yield V.I. Fund—Class III	1,426	(332)	1,094	—	—	—
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	379	(548)	(169)	508	(571)	(63)
Dreyfus IP Technology Growth Portfolio—Service Shares	513	(626)	(113)	541	(848)	(307)
Fidelity® VIP Contrafund® Portfolio—Service Class 2	2,433	(2,000)	433	2,254	(2,012)	242
Fidelity® VIP Equity-Income Portfolio—Service Class 2	613	(1,219)	(606)	884	(1,357)	(473)
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	126	(15)	111	—	—	—
Fidelity® VIP Mid Cap Portfolio—Service Class 2	560	(1,162)	(602)	671	(1,305)	(634)
Invesco V.I. American Value Fund—Series II Shares	768	(215)	553	340	(34)	306
Invesco V.I. International Growth Fund—Series II Shares	768	(23)	745	—	—	—
Janus Aspen Global Research Portfolio—Service Shares	255	(399)	(144)	512	(436)	76
MFS® Investors Trust Series—Service Class	244	(132)	112	304	(200)	104
MFS® Research Series—Service Class	135	(124)	11	246	(207)	39
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	405	(370)	35	513	(519)	(6)
PIMCO VIT Total Return Portfolio—Advisor Class	1,643	(92)	1,551	—	—	—
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	1,982	(87)	1,895	—	—	—
UIF U.S. Real Estate Portfolio—Class II	2,792	(435)	2,357	727	(130)	597
Victory VIF Diversified Stock Fund—Class A Shares	173	(332)	(159)	445	(283)	162
Not all investment divisions are available under all policies.

F-45

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

T

he following table presents financial highlights for each Investment Division as of December 31, 2014, 2013, 2012, 2011 and 2010:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

MainStay VP Bond—Initial Class	2014	$65,630	3,229	$14.67 to $22.27	3.9% to 4.4%	2.0%
	2013	73,255	3,763	14.12 to 21.35	(3.6%) to (3.2%)	1.8%
	2012	96,958	4,822	14.65 to 22.05	2.7% to 3.2%	2.3%
	2011	108,114	5,576	14.26 to 21.36	5.3% to 5.8%	3.1%
	2010	124,789	6,830	13.55 to 20.20	5.9% to 6.3%	3.1%
MainStay VP Cash Management—Initial Class	2014	$152,542	113,226	$ 0.94 to $ 9.30	(1.8%) to (1.3%)	0.0%
	2013	173,690	133,931	0.95 to 9.43	(1.8%) to (1.3%)	0.0%
	2012	216,181	171,514	0.97 to 9.55	(1.8%) to (0.5%)	0.0%
	2011	332,005	268,900	0.99 to 9.68	(1.8%) to (1.3%)	0.0%
	2010	235,055	198,472	1.01 to 9.82	(1.9%) to (1.4%)	0.0%
MainStay VP Common Stock—Initial Class	2014	$101,939	3,079	$14.14 to $41.16	12.4% to 12.9%	1.2%
	2013	101,032	3,440	12.54 to 36.45	33.2% to 33.8%	1.5%
	2012	84,980	3,836	9.39 to 27.24	14.6% to 15.1%	1.6%
	2011	89,176	4,720	8.17 to 23.67	(0.3%) to 0.2%	1.5%
	2010	105,967	5,700	8.17 to 23.63	10.5% to 11.0%	1.6%
MainStay VP Convertible—Initial Class	2014	$85,042	3,106	$17.39 to $32.84	6.0% to 6.5%	3.3%
	2013	90,370	3,524	16.36 to 30.84	23.1% to 23.6%	2.4%
	2012	83,964	4,072	13.26 to 24.95	7.1% to 7.6%	2.9%
	2011	94,613	5,006	12.35 to 23.19	(6.5%) to (6.1%)	2.3%
	2010	118,002	5,928	13.17 to 24.69	15.7% to 16.2%	2.8%
MainStay VP Cornerstone Growth—Initial Class	2014	$99,837	4,359	$ 8.77 to $26.15	6.8% to 7.3%	0.6%
	2013	105,987	4,991	8.19 to 24.37	22.4% to 23.0%	0.8%
	2012	99,063	5,805	6.67 to 19.82	12.8% to 13.3%	0.4%
	2011	100,612	6,678	5.90 to 17.49	(3.2%) to (2.7%)	0.4%
	2010	119,426	7,782	6.08 to 17.98	10.2% to 10.6%	0.5%
MainStay VP Emerging Markets Equity—Initial Class	2014	$20,507	2,537	$ 7.99 to $ 8.09	(13.6%) to (13.2%)	1.1%
	2013	27,352	2,936	9.24 to 9.32	(7.2%) to (6.7%)	0.7%
	2012	36,809	3,695	9.96 to 10.00	(0.4%) to 0.0%	0.0%
MainStay VP Eagle Small Cap Growth—Initial Class	2014	$76,873	5,979	$12.72 to $12.90	0.6% to 1.1%	0.0%
	2013	89,790	7,055	12.64 to 12.76	28.5% to 29.1%	0.1%
	2012	85,004	8,616	9.84 to 9.88	(1.6%) to (1.2%)	0.0%
MainStay VP Government—Initial Class	2014	$43,688	2,381	$13.33 to $20.19	2.7% to 3.2%	3.0%
	2013	49,714	2,804	12.98 to 19.57	(4.2%) to (3.8%)	3.2%
	2012	66,743	3,641	13.55 to 20.35	2.1% to 2.5%	2.9%
	2011	79,061	4,419	13.28 to 19.85	4.0% to 4.5%	3.2%
	2010	93,465	5,480	12.76 to 18.99	3.4% to 3.9%	3.0%
MainStay VP High Yield Corporate Bond—Initial Class	2014	$259,677	7,966	$22.68 to $37.20	(0.1%) to 0.4%	5.5%
	2013	308,798	9,603	22.64 to 37.06	4.7% to 5.1%	5.3%
	2012	343,323	11,286	21.58 to 35.25	11.3% to 11.8%	5.6%
	2011	340,625	12,524	19.33 to 31.52	4.3% to 4.8%	5.9%
	2010	391,318	15,194	18.48 to 30.08	10.6% to 11.1%	5.8%
MainStay VP ICAP Select Equity—Initial Class	2014	$165,127	8,378	$18.02 to $25.00	6.9% to 7.4%	1.4%
	2013	177,568	9,675	16.82 to 23.39	27.9% to 28.5%	1.5%
	2012	159,708	11,186	13.12 to 18.29	13.5% to 14.0%	2.1%
	2011	170,305	13,605	11.53 to 16.12	(3.2%) to (2.8%)	1.4%
	2010	213,777	16,626	11.89 to 16.66	16.0% to 16.5%	0.8%
MainStay VP Income Builder—Initial Class	2014	$78,944	2,953	$13.32 to $30.87	6.1% to 6.6%	5.7%
	2013	80,981	3,201	12.52 to 28.96	16.2% to 16.7%	4.3%
	2012	76,975	3,543	10.74 to 24.81	12.9% to 13.4%	4.2%
	2011	76,082	3,965	9.49 to 21.88	2.2% to 2.7%	3.8%
	2010	86,265	4,674	9.26 to 21.31	12.7% to 13.2%	3.1%
MainStay VP International Equity—Initial Class	2014	$29,553	1,414	$14.67 to $24.49	(4.4%) to (4.0%)	0.6%
	2013	36,530	1,679	15.30 to 25.50	13.0% to 13.5%	1.1%
	2012	38,330	2,009	13.51 to 22.46	17.3% to 17.8%	1.7%
	2011	40,783	2,546	11.49 to 19.07	(17.6%) to (17.2%)	3.1%
	2010	58,690	3,061	13.90 to 23.03	3.0% to 3.4%	3.2%
MainStay VP Janus Balanced—Initial Class	2014	$226,524	17,132	$13.06 to $13.25	6.7% to 7.2%	1.4%
	2013	241,187	19,543	12.25 to 12.36	18.0% to 18.5%	1.4%
	2012	236,295	22,693	10.38 to 10.43	3.8% to 4.3%	0.0%
MainStay VP Large Cap Growth—Initial Class	2014	$43,622	2,100	$11.22 to $24.00	8.6% to 9.1%	0.0%
	2013	47,325	2,508	10.30 to 22.00	34.0% to 34.6%	0.3%
	2012	40,619	2,921	7.67 to 16.34	11.0% to 11.5%	0.0%
	2011	41,125	3,357	6.89 to 14.65	(2.1%) to (1.7%)	0.0%
	2010	48,876	3,928	7.02 to 14.90	14.1% to 14.6%	0.0%
MainStay VP MFS® Utilities—Initial Class	2014	$2,507	177	$14.01 to $14.19	10.6% to 11.1%	1.7%
	2013	2,433	191	12.66 to 12.77	18.1% to 18.7%	2.2%
	2012	2,518	234	10.72 to 10.76	7.2% to 7.6%	0.0%
MainStay VP Mid Cap Core—Initial Class	2014	$74,946	2,618	$28.50 to $32.61	12.3% to 12.8%	0.5%
	2013	75,924	2,990	25.27 to 29.05	39.6% to 40.2%	1.0%
	2012	59,188	3,265	18.02 to 20.81	15.4% to 15.9%	0.7%
	2011	62,376	3,988	15.55 to 18.04	(4.8%) to (4.3%)	0.8%
	2010	78,517	4,796	16.26 to 18.94	21.4% to 21.9%	0.3%

F-46

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

MainStay VP S&P 500 Index—Initial Class	2014	$211,827	6,584	$14.51 to $40.21	11.3% to 11.8%	1.4%
	2013	212,379	7,360	13.01 to 35.98	29.6% to 30.2%	1.6%
	2012	185,880	8,406	10.02 to 27.64	13.5% to 14.0%	1.6%
	2011	188,168	9,836	8.80 to 24.23	0.0% to 0.4%	1.6%
	2010	221,362	11,818	8.78 to 24.13	12.6% to 13.1%	1.8%
MainStay VP T. Rowe Price Equity Income—Initial Class	2014	$68,620	4,721	$14.37 to $14.55	5.8% to 6.2%	1.4%
	2013	76,920	5,620	13.58 to 13.70	28.0% to 28.6%	1.3%
	2012	66,549	6,250	10.61 to 10.66	6.1% to 6.6%	0.0%
MainStay VP U.S. Small Cap—Initial Class	2014	$28,813	1,471	$18.27 to $29.22	4.6% to 5.1%	0.3%
	2013	33,039	1,776	17.42 to 27.93	35.4% to 36.0%	0.7%
	2012	25,636	1,870	12.83 to 20.63	10.7% to 11.2%	0.4%
	2011	28,108	2,280	11.55 to 18.63	(4.5%) to (4.1%)	0.8%
	2010	37,193	2,905	12.06 to 19.52	22.7% to 23.3%	0.1%
MainStay VP Van Eck Global Hard Assets—Initial Class	2014	$188,202	23,981	$ 7.76 to $ 8.93	(20.3%) to (19.9%)	0.4%
	2013	255,285	26,032	9.73 to 11.15	8.9% to 9.5%	1.1%
	2012	276,562	30,876	8.94 to 10.19	(10.6%) to 1.9%	0.0%
Dreyfus IP Technology Growth Portfolio—Initial Shares	2014	$13,374	765	$16.95 to $26.29	4.9% to 5.3%	0.0%
DT	2013	14,527	876	16.12 to 25.07	30.4% to 31.0%	0.0%
	2012	14,983	1,188	12.34 to 19.23	13.5% to 14.0%	0.0%
	2011	12,641	1,142	10.84 to 16.94	(9.5%) to (9.1%)	0.0%
	2010	18,952	1,557	11.93 to 18.71	27.6% to 28.1%	0.0%
Fidelity® VIP Contrafund® Portfolio—Initial Class	2014	$167,877	4,568	$21.13 to $42.76	9.9% to 10.4%	0.9%
	2013	175,388	5,301	19.18 to 38.74	28.9% to 29.5%	1.0%
	2012	156,076	6,127	14.84 to 29.92	14.3% to 14.8%	1.3%
	2011	163,620	7,480	12.96 to 26.07	(4.3%) to (3.9%)	0.9%
	2010	205,022	9,149	13.50 to 27.12	15.1% to 15.6%	1.2%
Fidelity® VIP Equity-Income Portfolio—Initial Class	2014	$70,378	2,808	$17.58 to $28.16	6.7% to 7.2%	2.7%
	2013	77,265	3,323	16.48 to 26.26	25.8% to 26.4%	2.4%
	2012	68,188	3,709	13.09 to 20.78	15.2% to 15.7%	3.0%
	2011	69,655	4,408	11.34 to 17.97	(0.9%) to (0.4%)	2.3%
	2010	85,212	5,422	11.41 to 18.04	13.0% to 13.5%	1.7%
Janus Aspen Global Research Portfolio—Institutional Shares	2014	$67,675	3,317	$ 8.75 to $22.85	5.5% to 6.0%	1.1%
	2013	73,138	3,823	8.27 to 21.56	26.1% to 26.6%	1.2%
	2012	65,403	4,350	6.55 to 17.03	17.9% to 18.4%	0.9%
	2011	64,388	5,111	5.54 to 14.38	(15.3%) to (14.9%)	0.6%
	2010	87,318	5,950	6.52 to 16.90	13.7% to 14.2%	0.6%
MFS® Investors Trust Series—Initial Class	2014	$9,597	560	$14.95 to $24.37	9.0% to 9.5%	0.9%
	2013	10,551	675	13.68 to 22.37	29.6% to 30.2%	1.1%
	2012	9,193	764	10.53 to 17.25	17.0% to 17.5%	0.9%
	2011	8,689	849	8.98 to 14.75	(4.0%) to (3.5%)	0.9%
	2010	10,882	1,028	9.33 to 15.36	9.1% to 9.6%	1.3%
MFS® Research Series—Initial Class	2014	$11,653	634	$12.93 to $24.79	8.2% to 8.7%	0.8%
	2013	12,090	721	11.92 to 22.91	29.9% to 30.4%	0.3%
	2012	10,832	842	9.16 to 17.64	15.1% to 15.6%	0.8%
	2011	10,924	991	7.93 to 15.33	(2.3%) to (1.8%)	0.8%
	2010	13,315	1,195	8.10 to 15.68	13.8% to 14.3%	1.0%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2014	$1,948	89	$20.97 to $30.04	5.6% to 6.1%	0.0%
	2013	2,039	99	19.76 to 28.33	30.2% to 30.8%	0.0%
	2012	2,187	139	15.11 to 21.67	10.3% to 10.8%	0.0%
	2011	2,108	146	13.63 to 19.56	(1.4%) to (0.9%)	0.0%
	2010	3,035	211	13.76 to 19.75	26.7% to 27.3%	0.0%
Royce Micro-Cap Portfolio—Investment Class	2014	$75,773	4,676	$ 9.55 to $17.35	(5.3%) to (4.9%)	0.0%
	2013	86,271	5,002	10.05 to 18.24	18.8% to 19.4%	0.5%
	2012	78,610	5,369	8.42 to 15.29	5.6% to 6.2%	0.0%
	2011	77,789	5,562	13.12 to 14.41	(14.5%) to (13.3%)	2.4%
	2010	92,834	5,707	15.17 to 16.65	27.6% to 28.2%	2.0%
MainStay VP Balanced—Service Class	2014	$127,124	7,664	$13.51 to $17.40	8.6% to 9.1%	0.7%
	2013	113,358	7,436	12.38 to 15.95	19.3% to 19.9%	1.0%
	2012	87,556	6,859	10.32 to 13.30	3.2% to 10.5%	1.1%
	2011	84,264	7,288	11.19 to 12.03	0.7% to 1.2%	1.3%
	2010	89,025	7,797	11.10 to 11.91	11.3% to 11.8%	1.2%
MainStay VP Bond—Service Class	2014	$139,506	10,888	$10.08 to $13.76	3.6% to 4.1%	1.7%
	2013	148,906	11,975	9.68 to 13.22	(3.9%) to (3.4%)	1.5%
	2012	199,192	15,300	10.02 to 13.69	0.2% to 3.0%	2.2%
	2011	188,440	14,709	11.34 to 13.25	4.9% to 5.5%	3.1%
	2010	180,687	14,714	10.78 to 12.61	5.6% to 6.1%	3.2%
MainStay VP Common Stock—Service Class	2014	$63,899	2,990	$15.44 to $22.45	12.2% to 12.7%	1.1%
	2013	48,670	2,524	13.70 to 19.93	32.8% to 33.5%	1.4%
	2012	37,058	2,538	10.26 to 14.93	2.6% to 14.9%	1.4%
	2011	37,069	2,902	10.31 to 13.00	(0.5%) to 0.0%	1.2%
	2010	43,375	3,385	10.34 to 13.02	10.3% to 10.8%	1.4%

F-47

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

MainStay VP Conservative Allocation—Service Class	2014	$347,963	23,693	$11.68 to $15.07	2.1% to 2.6%	2.3%
	2013	341,757	23,793	11.38 to 14.69	10.7% to 11.2%	2.3%
	2012	297,186	22,895	10.23 to 13.21	2.3% to 8.9%	2.0%
	2011	255,258	21,300	11.75 to 12.12	0.8% to 1.3%	2.1%
	2010	230,014	19,407	11.63 to 11.99	9.7% to 10.2%	2.5%
MainStay VP Convertible—Service Class	2014	$194,321	10,174	$12.23 to $20.90	5.7% to 6.3%	2.8%
	2013	193,640	10,608	11.52 to 19.68	22.7% to 23.4%	2.2%
	2012	160,845	10,684	9.34 to 15.96	1.7% to 7.4%	2.7%
	2011	167,566	11,796	12.20 to 14.73	(7.2%) to (6.3%)	2.2%
	2010	180,035	11,742	13.05 to 15.87	15.4% to 16.0%	2.8%
MainStay VP Cornerstone Growth—Service Class	2014	$35,037	2,047	$13.35 to $17.70	6.6% to 7.1%	0.4%
	2013	36,538	2,280	12.46 to 16.58	22.1% to 22.7%	0.6%
	2012	33,316	2,538	10.15 to 13.55	1.5% to 13.1%	0.2%
	2011	31,101	2,677	10.50 to 12.01	(3.4%) to (2.9%)	0.2%
	2010	35,765	2,972	10.84 to 12.41	9.9% to 10.4%	0.3%
MainStay VP Emerging Markets Equity—Service Class	2014	$78,743	9,797	$ 7.93 to $ 8.81	(13.8%) to (13.4%)	0.9%
	2013	95,712	10,315	9.20 to 10.17	(7.4%) to (6.9%)	0.5%
	2012	109,434	10,982	9.94 to 10.92	(0.6%) to 9.2%	0.0%
MainStay VP Eagle Small Cap Growth—Service Class	2014	$35,167	2,785	$11.66 to $13.59	0.4% to 0.9%	0.0%
	2013	36,744	2,912	11.60 to 13.47	16.0% to 28.8%	0.0%
	2012	29,977	3,049	9.81 to 10.46	(1.9%) to 4.6%	0.0%
MainStay VP Floating Rate—Service Class	2014	$224,762	18,944	$10.41 to $12.17	(1.2%) to (0.7%)	3.7%
	2013	245,379	20,414	10.48 to 12.26	2.3% to 2.8%	3.9%
	2012	218,377	18,529	10.20 to 11.94	2.0% to 5.4%	3.9%
	2011	209,517	18,743	10.97 to 11.31	0.1% to 0.6%	3.9%
	2010	228,903	20,475	10.94 to 11.27	5.9% to 6.4%	3.8%
MainStay VP Government—Service Class	2014	$77,431	6,474	$ 9.89 to $12.61	2.4% to 3.0%	2.8%
	2013	85,345	7,292	9.61 to 12.26	(4.5%) to (4.0%)	2.8%
	2012	118,054	9,611	10.01 to 12.78	0.1% to 2.3%	2.8%
	2011	121,813	10,048	10.73 to 12.49	3.8% to 4.3%	3.1%
	2010	126,944	10,830	10.32 to 12.00	3.2% to 3.7%	3.1%
MainStay VP Growth Allocation—Service Class	2014	$167,383	10,921	$13.18 to $18.47	2.7% to 3.2%	1.2%
	2013	132,909	9,031	12.77 to 17.89	28.1% to 28.8%	0.8%
	2012	92,730	8,128	9.92 to 13.90	4.4% to 13.6%	0.8%
	2011	87,159	8,667	9.58 to 12.23	(4.7%) to (4.2%)	0.7%
	2010	96,229	9,188	10.05 to 12.76	12.6% to 13.2%	1.0%
MainStay VP High Yield Corporate Bond—Service Class	2014	$829,020	48,535	$10.93 to $20.22	(0.3%) to 0.2%	5.6%
	2013	870,032	49,578	10.91 to 20.20	4.4% to 4.9%	5.4%
	2012	873,062	50,258	10.40 to 19.27	4.0% to 11.6%	5.7%
	2011	707,898	44,028	12.58 to 17.28	3.7% to 4.6%	6.0%
	2010	688,680	43,835	12.07 to 16.54	10.3% to 10.9%	5.9%
MainStay VP ICAP Select Equity—Service Class	2014	$294,249	14,303	$13.97 to $21.80	6.6% to 7.2%	1.2%
	2013	304,615	15,680	13.05 to 20.35	27.6% to 28.2%	1.4%
	2012	258,965	16,869	10.18 to 15.88	4.1% to 13.7%	1.9%
	2011	257,145	18,930	11.32 to 13.92	(3.5%) to (3.0%)	1.2%
	2010	291,788	20,697	11.70 to 14.41	15.7% to 16.2%	0.7%
MainStay VP Income Builder—Service Class	2014	$101,391	5,771	$12.71 to $19.06	5.9% to 6.4%	5.4%
	2013	77,622	4,638	11.95 to 17.93	15.9% to 16.5%	4.5%
	2012	53,735	3,655	10.26 to 15.41	2.6% to 13.2%	4.2%
	2011	42,069	3,198	12.05 to 13.63	0.8% to 2.5%	3.7%
	2010	41,334	3,183	11.78 to 13.31	12.4% to 13.0%	3.0%
MainStay VP International Equity—Service Class	2014	$130,025	8,316	$ 9.91 to $17.89	(4.6%) to (4.2%)	0.4%
	2013	144,942	8,664	10.35 to 18.68	12.7% to 13.3%	0.9%
	2012	134,786	8,845	9.14 to 16.50	5.6% to 17.6%	1.5%
	2011	129,225	9,844	9.26 to 13.94	(18.0%) to (17.4%)	3.0%
	2010	159,775	9,905	11.24 to 17.00	2.7% to 3.2%	3.1%
MainStay VP Janus Balanced—Service Class	2014	$200,957	15,351	$12.95 to $13.16	6.4% to 7.0%	1.2%
	2013	192,130	15,671	12.10 to 12.30	17.7% to 18.2%	1.3%
	2012	160,772	15,465	10.24 to 10.40	2.4% to 4.0%	0.0%
MainStay VP Large Cap Growth—Service Class	2014	$129,311	6,437	$14.46 to $21.24	8.3% to 8.9%	0.0%
	2013	123,200	6,640	13.28 to 19.55	33.6% to 34.3%	0.1%
	2012	92,835	6,639	9.90 to 14.59	1.5% to 11.3%	0.0%
	2011	81,716	6,451	11.99 to 13.13	(3.1%) to (1.8%)	0.0%
	2010	79,231	6,130	12.28 to 13.40	13.8% to 14.3%	0.0%
MainStay VP Marketfield—Service Class	2014	$87,461	9,163	$ 9.51 to $ 9.57	(13.7%) to (13.3%)	0.0%
	2013	90,764	8,231	11.01 to 11.04	10.1% to 10.4%	0.0%
MainStay VP MFS® Utilities—Service Class	2014	$543,079	38,700	$13.65 to $14.11	10.3% to 10.9%	1.6%
	2013	489,480	38,612	12.31 to 12.72	17.8% to 18.4%	2.2%
	2012	409,415	38,131	10.39 to 10.74	3.9% to 7.4%	0.0%
MainStay VP Mid Cap Core—Service Class	2014	$223,022	7,947	$15.69 to $30.50	12.0% to 12.6%	0.3%
	2013	218,656	8,600	13.95 to 27.11	39.2% to 39.9%	0.9%
	2012	163,677	8,808	9.97 to 19.39	5.5% to 15.6%	0.5%
	2011	162,258	9,996	11.92 to 16.69	(5.0%) to (4.5%)	0.6%
	2010	187,634	10,972	12.51 to 17.57	21.1% to 21.7%	0.3%

F-48

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

MainStay VP Moderate Allocation—Service Class	2014	$412,016	27,138	$12.44 to $15.88	2.4% to 3.0%	2.0%
	2013	398,743	26,977	12.08 to 15.42	16.6% to 17.2%	1.8%
	2012	333,621	26,360	10.31 to 13.15	3.1% to 10.8%	1.5%
	2011	291,464	25,540	11.12 to 11.89	(1.2%) to (0.7%)	1.6%
	2010	309,034	26,921	11.25 to 12.01	10.7% to 11.3%	2.0%
MainStay VP Moderate Growth Allocation—Service Class	2014	$458,924	29,304	$12.89 to $17.03	2.4% to 2.9%	1.7%
	2013	417,004	27,388	12.53 to 16.55	23.3% to 23.9%	1.2%
	2012	301,555	24,373	10.11 to 13.35	4.0% to 12.8%	1.0%
	2011	256,812	23,515	10.30 to 11.84	(3.3%) to (2.8%)	1.0%
	2010	253,294	22,673	10.64 to 12.21	12.0% to 12.5%	1.4%
MainStay VP PIMCO Real Return—Service Class	2014	$95,672	10,209	$ 9.12 to $ 9.43	0.5% to 0.9%	0.6%
	2013	107,938	11,600	9.04 to 9.34	(10.8%) to (10.5%)	1.0%
	2012	169,561	16,217	10.10 to 10.44	1.0% to 4.4%	0.0%
MainStay VP S&P 500 Index—Service Class	2014	$215,185	10,545	$14.73 to $21.23	11.0% to 11.5%	1.3%
	2013	197,514	10,696	13.20 to 19.04	29.3% to 29.9%	1.4%
	2012	161,960	11,278	10.16 to 14.66	1.6% to 13.8%	1.4%
	2011	155,859	12,286	10.69 to 12.86	(0.3%) to 0.2%	1.4%
	2010	171,149	13,492	10.68 to 12.87	12.3% to 12.9%	1.6%
MainStay VP T. Rowe Price Equity Income—Service Class	2014	$157,455	10,941	$14.10 to $14.47	5.5% to 6.0%	1.2%
	2013	166,436	12,239	13.30 to 13.65	27.7% to 28.3%	1.1%
	2012	141,752	13,354	10.36 to 10.64	3.6% to 6.4%	0.0%
MainStay VP Unconstrained Bond—Service Class	2014	$169,103	15,247	$10.71 to $11.25	(0.1%) to 0.3%	3.7%
	2013	108,775	9,822	10.68 to 11.21	2.1% to 2.5%	4.6%
	2012	60,954	5,525	10.41 to 10.94	4.1% to 12.0%	7.6%
	2011	16,564	1,689	9.73 to 9.76	(2.7%) to (2.4%)	3.9%
MainStay VP U.S. Small Cap—Service Class	2014	$84,915	3,489	$14.04 to $26.46	4.4% to 4.9%	0.1%
	2013	90,809	3,820	13.39 to 25.23	35.0% to 35.7%	0.6%
	2012	67,965	3,788	9.87 to 18.60	5.9% to 11.0%	0.2%
	2011	67,996	4,155	12.88 to 16.70	(4.8%) to (4.3%)	0.7%
	2010	81,026	4,720	13.46 to 17.53	22.4% to 23.0%	0.0%
American Funds IS® New World Fund®—Class 4	2014	$4,984	544	$ 9.15 to $ 9.17	(8.5%) to (8.3%)	1.9%
BlackRock® Global Allocation V.I. Fund—Class III	2014	$133,983	12,158	$10.85 to $11.69	0.2% to 0.6%	2.3%
	2013	123,710	11,277	10.83 to 11.62	12.4% to 12.9%	1.2%
	2012	77,641	7,982	9.63 to 10.29	2.9% to 8.5%	1.9%
	2011	33,823	3,760	8.91 to 8.94	(10.9%) to (10.6%)	4.6%
BlackRock® High Yield V.I. Fund—Class III	2014	$10,747	1,094	$ 9.81 to $ 9.83	(1.9%) to (1.7%)	3.1%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2014	$50,451	2,800	$12.86 to $19.16	1.2% to 1.7%	0.5%
	2013	52,924	2,969	12.65 to 18.85	31.6% to 32.2%	1.0%
	2012	41,103	3,032	9.57 to 14.25	6.7% to 9.8%	0.3%
	2011	41,653	3,358	12.04 to 12.98	(7.8%) to (7.4%)	0.9%
	2010	49,259	3,669	13.02 to 14.02	24.1% to 24.8%	1.1%
Dreyfus IP Technology Growth Portfolio—Service Shares	2014	$58,080	2,763	$13.34 to $22.33	4.6% to 5.1%	0.0%
	2013	58,164	2,876	12.70 to 21.24	30.1% to 30.7%	0.0%
	2012	49,800	3,183	9.72 to 16.26	0.1% to 13.8%	0.0%
	2011	41,658	2,988	12.57 to 14.15	(10.3%) to (9.3%)	0.0%
	2010	48,173	3,113	13.89 to 15.76	27.3% to 27.9%	0.0%
Fidelity® VIP Contrafund® Portfolio—Service Class 2	2014	$362,837	15,802	$14.33 to $26.51	9.6% to 10.2%	0.7%
	2013	333,409	15,369	13.02 to 24.09	28.6% to 29.2%	0.8%
	2012	265,143	15,127	10.08 to 18.67	2.1% to 14.6%	1.1%
	2011	255,162	16,347	12.30 to 16.31	(4.7%) to (4.1%)	0.8%
	2010	290,391	17,677	12.87 to 17.02	14.8% to 15.4%	1.0%
Fidelity® VIP Equity-Income Portfolio—Service Class 2	2014	$123,979	6,529	$13.88 to $19.65	6.5% to 7.0%	2.6%
	2013	127,210	7,135	12.97 to 18.37	25.5% to 26.1%	2.3%
	2012	108,264	7,608	10.29 to 14.58	2.9% to 15.5%	2.8%
	2011	104,588	8,503	10.04 to 12.62	(1.2%) to (0.7%)	2.2%
	2010	117,472	9,433	10.13 to 12.72	12.8% to 13.4%	1.6%
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2014	$1,247	111	$11.24 to $11.27	12.4% to 12.7%	0.0%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2014	$190,874	7,272	$13.04 to $29.63	4.1% to 4.6%	0.0%
	2013	202,381	7,874	12.47 to 28.35	33.4% to 34.0%	0.3%
	2012	167,099	8,508	9.31 to 21.17	4.1% to 13.0%	0.4%
	2011	164,575	9,291	12.36 to 18.75	(13.1%) to (12.0%)	0.0%
	2010	205,115	9,978	14.09 to 21.34	26.2% to 26.8%	0.1%
Invesco V.I. American Value Fund—Series II Shares	2014	$10,916	859	$12.65 to $12.74	7.6% to 8.0%	0.2%
	2013	3,607	306	11.76 to 11.79	17.6% to 17.9%	0.6%
Invesco V.I. International Growth Fund—Series II Shares	2014	$7,209	745	$ 9.65 to $ 9.68	(3.5%) to (3.2%)	1.2%
Janus Aspen Global Research Portfolio—Service Shares	2014	$40,620	2,435	$12.53 to $17.44	5.2% to 5.7%	1.0%
	2013	40,906	2,579	11.85 to 16.50	25.7% to 26.4%	1.1%
	2012	31,664	2,503	9.38 to 13.06	9.8% to 18.2%	0.8%
	2011	27,166	2,522	9.23 to 11.00	(15.6%) to (15.1%)	0.5%
	2010	34,298	2,695	10.90 to 13.03	13.4% to 14.0%	0.5%

F-49

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

MFS® Investors Trust Series—Service Class	2014	$15,349	780	$14.71 to $21.84	8.7% to 9.2%	0.8%
	2013	12,570	668	13.47 to 20.02	29.3% to 30.0%	1.0%
	2012	8,341	564	10.36 to 15.42	3.6% to 17.2%	0.7%
	2011	6,736	520	9.93 to 13.16	(4.3%) to (0.7%)	0.7%
	2010	7,628	565	10.34 to 13.69	8.8% to 9.4%	1.0%
MFS® Research Series—Service Class	2014	$12,887	620	$14.53 to $23.64	7.9% to 8.5%	0.6%
	2013	12,082	609	13.39 to 21.81	29.6% to 30.2%	0.3%
	2012	9,074	570	10.28 to 16.75	2.8% to 15.3%	0.6%
	2011	7,566	534	11.64 to 14.52	(2.5%) to (2.0%)	0.6%
	2010	8,317	573	11.90 to 14.84	13.5% to 14.1%	0.7%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2014	$47,261	2,012	$13.73 to $27.08	5.3% to 5.9%	0.0%
	2013	45,532	1,977	12.97 to 25.60	29.9% to 30.5%	0.0%
	2012	35,906	1,983	9.95 to 19.64	2.1% to 10.6%	0.0%
	2011	30,337	1,787	13.77 to 17.77	(1.9%) to (1.1%)	0.0%
	2010	30,911	1,786	13.97 to 17.98	26.4% to 27.0%	0.0%
PIMCO VIT Total Return Portfolio—Advisor Class	2014	$15,706	1,551	$10.11 to $10.14	1.1% to 1.4%	2.1%
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2014	$20,154	1,895	$10.62 to $10.64	6.2% to 6.4%	1.0%
UIF U.S. Real Estate Portfolio—Class II	2014	$33,767	2,954	$11.38 to $11.46	27.2% to 27.7%	1.2%
	2013	5,349	597	8.95 to 8.97	(10.5%) to (10.3%)	0.6%
Victory VIF Diversified Stock Fund—Class A Shares	2014	$23,158	1,283	$14.31 to $18.75	8.2% to 8.7%	0.9%
	2013	24,028	1,442	13.17 to 17.26	31.5% to 32.1%	0.6%
	2012	16,202	1,280	9.97 to 13.07	3.5% to 14.7%	0.9%
	2011	17,292	1,563	10.04 to 11.40	(8.5%) to (8.1%)	0.7%
	2010	21,442	1,776	10.94 to 12.40	10.3% to 10.8%	0.7%

Not all Investment Divisions are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value are 1.35% to 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

[1]	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
[2]	These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

F-50

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation

and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-III as of December 31, 2014, the results of each of its operations for the year ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2014 by correspondence with the transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 18, 2015

F-51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED FINANCIAL STATEMENTS

(GAAP Basis)

December 31, 2014 and 2013

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

	December 31,
	2014	2013
	(in millions)
Assets
Fixed maturities, at fair value:
Available-for-sale (includes securities pledged as collateral that can be sold or repledged of $537 in 2014 and $489 in 2013)	$75,653	$71,543
Trading	1,197	497
Equity securities, at fair value:
Available-for-sale	35	112
Trading	757	447
Mortgage loans, net of allowances	10,927	9,765
Policy loans	869	858
Securities purchased under agreements to resell	133	101
Investments in affiliates	2,287	2,288
Other investments	1,219	1,438

Total investments	93,077	87,049
Cash and cash equivalents	710	594
Deferred policy acquisition costs	3,041	2,847
Interest in annuity contracts	6,260	6,114
Amounts recoverable from reinsurer:
Affiliated	4,410	6,877
Unaffiliated	1,546	1,390
Other assets	1,505	1,357
Separate account assets	28,965	26,434

Total assets	$139,514	$132,662

Liabilities
Policyholders’ account balances	$66,876	$65,391
Future policy benefits	16,688	14,069
Policy claims	347	339
Obligations under structured settlement agreements	6,260	6,114
Amounts payable to reinsurer:
Affiliated	4,370	6,837
Unaffiliated	52	48
Other liabilities	3,173	2,730
Separate account liabilities	28,965	26,434

Total liabilities	126,731	121,962

Stockholder’s Equity
Capital stock — par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Additional paid in capital	3,928	3,928
Accumulated other comprehensive income	2,064	963
Retained earnings	6,766	5,784

Total stockholder’s equity	12,783	10,700

Total liabilities and stockholder’s equity	$139,514	$132,662

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Revenues
Premiums	$3,123	$3,384	$2,816
Fees-universal life and annuity policies	1,017	889	885
Net investment income	3,683	3,612	3,611
Net investment gains (losses):
Other-than-temporary impairments on fixed maturities	(30)	(45)	(63)
Other-than-temporary impairments on fixed maturities recognized in accumulated other comprehensive income	1	11	18
All other net investment gains (losses)	467	(65)	75

Total net investment gains (losses)	438	(99)	30
Net revenue from reinsurance	86	71	85
Other income	100	94	68

Total revenues	8,447	7,951	7,495

Expenses
Interest credited to policyholders’ account balances	2,199	1,847	2,055
Increase in liabilities for future policy benefits	2,451	2,718	2,199
Policyholder benefits	1,341	1,164	973
Operating expenses	1,129	1,363	1,416

Total expenses	7,120	7,092	6,643

Income before income taxes	1,327	859	852
Income tax expense	345	193	240

Net income	$982	$666	$612

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Net income	$982	$666	$612

Other comprehensive (loss) gain income, net of tax
Foreign currency translation adjustment:	(1)	1	—
Less: reclassification adjustment for currency translation gains included in net income	—	—	—

Foreign currency translation adjustment, net	(1)	1	—

Net unrealized investment gain (losses):
Net unrealized investment gains (losses) arising during the period	1,175	(1,999)	1,004
Less: reclassification adjustment for net unrealized investment gains included in net income	73	63	86

Net unrealized investment gains (losses), net	1,102	(2,062)	918

Other comprehensive income (loss), net of tax	1,101	(2,061)	918

Comprehensive income (loss)	$2,083	$(1,395)	$1,530

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

Years Ended December 31, 2014, 2013 and 2012

(in millions)

			Accumulated Other Comprehensive Income
	Capital Stock	Additional Paid In Capital	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)	Net Unrealized Gains (Losses) on Other-Than Temporarily Impaired Fixed Maturity Investments	Retained Earnings	Total Stockholder’s Equity
Balance at January 1, 2012	$25	$3,928	$–	$2,161	$(55)	$4,506	$10,565
Net income	–	–	–	–	–	612	612
Other comprehensive income, net of tax	–	–	–	872	46	–	918

Balance at December 31, 2012	$25	$3,928	$–	$3,033	$(9)	$5,118	$12,095
Net income	–	–	–	–	–	666	666
Other comprehensive income, net of tax	–	–	1	(2,072)	10	–	(2,061)

Balance at December 31, 2013	$25	$3,928	$1	$961	$1	$5,784	$10,700
Net income	–	–	–	–	–	982	982
Other comprehensive (loss) income, net of tax	–	–	(1)	1,081	21	–	1,101

Balance at December 31, 2014	$25	$3,928	$–	$2,042	$22	$6,766	$12,783

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF CASH FLOW

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Cash Flows from Operating Activities:
Net income	$982	$666	$612
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	(17)	(4)	(8)
Net capitalization of deferred policy acquisition costs	(314)	(44)	127
Universal life and annuity fees	(743)	(718)	(677)
Interest credited to policyholders’ account balances	2,199	1,847	2,055
Capitalized interest and dividends reinvested	(228)	(207)	(192)
Net investment (gains) losses	(438)	99	(30)
Equity in earnings of limited partnerships	33	22	23
Deferred income tax expense	127	50	61
Net revenue from intercompany reinsurance	(1)	(1)	(1)
Net change in unearned revenue liability	60	140	32
Changes in:
Other assets and other liabilities	(111)	53	25
Book overdrafts	20	14	–
Reinsurance receivables and payables	4	(59)	(10)
Policy claims	8	69	(12)
Future policy benefits	2,463	2,685	2,265

Net cash provided by operating activities	4,044	4,612	4,270

Cash Flows from Investing Activities:
Proceeds from:
Sale of available-for-sale fixed maturities	2,474	3,979	3,752
Maturity and repayment of available-for-sale fixed maturities	7,829	9,329	8,683
Sale of equity securities	78	34	128
Repayment of mortgage loans	1,309	1,167	816
Sale of other investments	1,997	2,134	1,969
Sale of trading securities	679	280	39
Maturity and repayment of trading securities	48	61	31
Cost of:
Available-for-sale fixed maturities acquired	(12,296)	(16,219)	(13,407)
Equity securities acquired	(2)	–	(58)
Mortgage loans acquired	(2,460)	(2,431)	(2,149)
Acquisition of other investments	(2,045)	(1,962)	(3,005)
Acquisition of trading securities	(1,753)	(1,013)	(112)
Securities purchased under agreements to resell	(32)	(42)	31
Cash collateral (paid) received on derivatives	(4)	7	–
Policy loans	(6)	12	(32)

Net cash used in investing activities	(4,184)	(4,664)	(3,314)

Cash Flows from Financing Activities:
Policyholders’ account balances:
Deposits	7,735	6,116	4,763
Withdrawals	(6,030)	(4,325)	(4,370)
Net transfers to the separate accounts	(1,761)	(1,518)	(1,145)
Increase in loaned securities	50	39	–
Securities sold under agreements to repurchase	–	(76)	(38)
Net paydowns from debt	(1)	(4)	(2)
Change in bank overdrafts	–	–	33
Cash collateral received (paid) on derivatives	265	(215)	(82)

Net cash provided by (used in) financing activities	258	17	(841)

Effect of exchange rate changes on cash and cash equivalents	(2)	(4)	(2)

Net (decrease) increase in cash and cash equivalents	116	(39)	113
Cash and cash equivalents, beginning of year	594	633	520

Cash and cash equivalents, end of year	$710	$594	$633

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(GAAP BASIS)

DECEMBER 31, 2014, 2013 AND 2012

NOTE 1 — NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (the “Company”), domiciled in the State of Delaware, is a direct, wholly owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its Insurance and Agency and Investment Groups. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through New York Life’s career agency force with certain products also marketed through third party banks, brokers and independent financial advisors.

NOTE 2 — BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation with majority owned and controlled subsidiaries, as well as a variable interest entity in which the Company is considered the primary beneficiary. All intercompany transactions have been eliminated in consolidation. Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or equity as previously reported.

The Delaware State Insurance Department (“the Department”) recognizes only statutory accounting practices for determining and reporting the financial position and results of operations of an insurance company, and for determining its solvency under the Delaware State Insurance Law. Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. Refer to Note 19 — Statutory Financial Information for further discussion.

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs (“DAC”) and related amortization; valuation of investments including derivatives and recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturity investments classified as available-for-sale are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value, refer to Note 9 — Fair Value Measurements. The amortized cost of fixed maturities is adjusted for amortization of premium and accretion of discount. Interest income, as well as the related amortization of premium and accretion of discount, is included in Net investment income in the accompanying Consolidated Statements of Operations. The Company accrues interest income on fixed maturities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Fixed maturity and equity trading securities are reported at fair value and include invested assets that support certain of the Company’s insurance liabilities. The changes in the fair value of all trading securities are included in Net investment gains or losses in the accompanying Consolidated Statements of Operations. Cash flows from acquiring and disposing of trading securities that support the Company’s insurance liabilities are classified in Cash flows from investing activities in the Consolidated Statements of Cash Flow. All other cash flows for trading securities are classified in Cash flows from operating activities in the Consolidated Statements of Cash Flow.

Unrealized gains and losses on available-for-sale fixed maturity investments are reported as net unrealized investment gains or losses in Accumulated other comprehensive income (“AOCI”), net of deferred taxes and related adjustments, in the accompanying Consolidated Statements of Financial Position. Unrealized gains and losses from fixed maturity investments classified as trading are reflected in Net investment gains or losses in the accompanying Consolidated Statements of Operations.

Included within fixed maturity investments are mortgage-backed and asset-backed securities. Amortization of the premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions, based on data obtained from external sources or internal estimates. For mortgage-backed and asset-backed securities, projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to Net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities, and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (i.e. interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

The cost basis of fixed maturities is adjusted for impairments in value deemed to be other-than-temporary, with a loss recognized in Net investment gains or losses in the accompanying Consolidated Statements of Operations. The new cost basis is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, impaired fixed maturities are accounted for as if purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Factors considered in evaluating whether a decline in the value of fixed maturities is other-than-temporary include: (1) whether the decline is substantial; (2) the duration of time that the fair value has been less than cost; and (3) the financial condition and near-term prospects of the issuer. Mortgage-backed and asset-backed securities rated below AA at acquisition, when the fair value is below amortized cost and there are negative changes in estimated future cash flows, are deemed other-than-temporary impaired securities.

With respect to fixed maturities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. The entire difference between the fixed maturity’s cost and its fair value is recognized in earnings only when either the Company (1) has the intent to sell the fixed maturity security or (2) more likely than not will be required to sell the fixed maturity security before its anticipated recovery. If these conditions do not exist, an OTTI would be recognized in earnings (“credit loss”) for the difference between the amortized cost basis of the fixed maturity and the net present value of projected future cash flows expected to be collected. The difference between the fair value and the present value of projected future cash flows expected to be collected represents the portion of OTTI related to other-than credit factors (“non-credit loss”) and is recognized in AOCI. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity prior to impairment.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The determination of cash flow estimates in the net present value is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults and recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, information such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate the recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

Equity securities are carried at fair value. For a discussion on valuation methods for equity securities, refer to Note 9 — Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-sale are recorded as Net unrealized investment gains or losses in AOCI, net of deferred taxes and related adjustments, in the accompanying Consolidated Statements of Financial Position. Unrealized gains and losses from investments in equity securities classified as trading are reflected in Net investment gains or losses in the accompanying Consolidated Statements of Operations.

When it is determined that a decline in value of an available-for-sale equity security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with the associated realized loss reported in Net investment gains or losses in the accompanying Consolidated Statements of Operations. The new cost basis is not adjusted for subsequent increases in estimated fair value. Factors considered in evaluating whether a decline in value of an available-for-sale equity security is other-than-temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; and (3) the financial condition and near-term prospects of the issuer. The Company also considers in its OTTI analysis, its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost.

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts or premiums, deferred origination fee income, and valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan document. Fair value of the collateral is updated triennially unless a more current appraisal is warranted. The Company also has a general valuation allowance for probable incurred, but not specifically identified losses. The general valuation allowance is determined by applying a factor against the commercial and residential mortgage loan portfolios, excluding loans for which a specific allowance has already been recorded, to estimate potential losses in each portfolio. The general allowance factor for the commercial mortgage loan portfolio is based on the Company’s historical loss experience, as well as industry data regarding commercial loan delinquency rates. The Company analyzes industry data regarding specific credit risk, based on geographic locations and property types, as well as probability of default, timing of default and loss severity for each loan in a given portfolio. The general allowance factor for the residential mortgage loan portfolio takes into account loan-to-value ratios (“LTV”) of the portfolio, as well as expected defaults and loss severity of loans deemed to be delinquent. Changes to the specific and general valuation allowances are reflected in Net investment gains or losses in the accompanying Consolidated Statements of Operations.

For commercial and residential mortgage loans, the Company accrues interest income on loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. The

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Company places loans on non-accrual status and ceases to recognize interest income when management determines that collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a loan has investment income due and accrued that is 90 days past due, the investment income shall continue to accrue, if deemed collectible.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. A specific valuation allowance is established for mortgage loans restructured in a TDR for the excess carrying value of the mortgage loan over the estimated fair value of the collateral.

The Company closely monitors mortgage loans with the potential for specific valuation allowance by considering a number of factors. For commercial mortgage loans, these factors include, but are not limited to, LTV, asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events. Residential mortgage loans that are sixty or more days delinquent are monitored for potential valuation allowance.

Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest, that exceeds the related policy’s cash surrender value.

Investment in Affiliates consists of the Company’s investment in the New York Life Short Term Fund (“STIF”) and a revolving loan agreement with Madison Capital Funding LLC (“MCF”). For further discussion, refer to Note 6 — Investments.

Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives (see discussion on derivative instruments below), short-term investments, real estate and senior secured commercial loans. Refer to Note 6 — Investments for details of Other investments by component. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value.

In many cases, limited partnerships and limited liability companies that the Company invests in qualify as investment companies and apply specialized accounting practices. The Company retains this specialized accounting practice in consolidation and for the equity method of accounting. For limited partnerships accounted for under the equity method of accounting, unrealized gains and losses are recorded in Net investment income in the accompanying Consolidated Statements of Operations. For consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in Other investments in the accompanying Consolidated Statements of Financial Position.

Real estate held for the production of income and home office properties are stated at cost less accumulated depreciation. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less estimated costs to sell, which may result in an other-than-temporary impairment recorded in Net investment gains or losses in the accompanying Consolidated Statements of Operations. Depreciation of real estate is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful lives. Any encumbrances on real estate are recorded in Other liabilities in the accompanying Consolidated Statements of Financial Position.

Senior secured commercial loans that management has the intent and ability to hold until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-off or loss reserve, net of any deferred fees on originated loans or unamortized premiums or discounts on purchased loans. The Company assesses its loans on a monthly basis for collectability in light of historical experience, the nature and volume of the loan

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

portfolio, adverse situations that may affect the borrower’s ability to repay, and prevailing economic conditions. Specific loans are considered for impairment when it is probable that the Company will be unable to collect the scheduled payments of principal and interest, when due, according to the contractual terms of the loan document. Factors considered by management in determining impairment include payment status and the financial condition of the borrower. Impaired loan measurement may be based on the present value of expected future cash flows discounted at the loan’s effective interest rate, at the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent. A loss reserve is established for the calculated impairment. A general valuation allowance for probable incurred, but not specifically identified losses, is determined for the remainder of the portfolio. These loans are assigned internal risk ratings and the Company utilizes a specific reserve percentage for each category of risk rating. The loss reserve rate is multiplied by outstanding loans in each related risk category to determine the general reserve on these loans. Changes to the specific and general valuation allowances are reflected in Net investment gains or losses in the accompanying Consolidated Statements of Operations.

At the time of the funding of a loan, management determines the amount of the loan that will be held-for-sale. The syndication amounts have historically been sold within one year. Loans held for sale are carried at the lower of cost or fair value on an individual asset basis.

Net investment gains or losses on sales for all investments are generally computed using the specific identification method.

The authoritative guidance provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent accounting measurement attribute for certain financial assets and liabilities. Unrealized gains and losses on certain financial assets for which the fair value option has been elected are reported in Net investment gains or losses in the accompanying Consolidated Statements of Operations. The decision to elect the fair value option is determined on an instrument by instrument basis, must be applied to an entire instrument and is irrevocable once elected. Refer to Note 9 — Fair Value Measurements for more information on the fair value option.

Cash equivalents include investments that have remaining maturities of three months or less at the date of purchase and are carried at fair value.

Derivative Instruments

Derivatives are recorded at fair value as assets, within Other investments or as liabilities, within Other liabilities, in the accompanying Consolidated Statements of Financial Position, except for embedded derivatives, which are recorded with the associated host contract. The classification of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it qualifies and is designated for hedge accounting. Changes in fair value, for derivatives that do not qualify or are not designated for hedge accounting, are included in Net investment gains or losses in the accompanying Consolidated Statements of Operations.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception by detailing the particular risk, management objective, and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and ineffectiveness is measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument is within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

In order to mitigate counterparty credit risk, the Company receives collateral from counterparties with derivatives in a net positive fair value position, which is included in Other liabilities in the accompanying Consolidated Statements of Financial Position. The Company also posts collateral for derivatives that are in a net liability position, which is included in Other assets in the accompanying Consolidated Statements of Financial Position. Refer to Note 7 — Derivative Instruments and Risk Management.

Cash Flow Hedges

The Company accounts for the following as cash flow and foreign currency hedges, when they qualify for hedge accounting under the requirements of the authoritative guidance: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; and (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

When a derivative is designated as a cash flow hedge and determined to be highly effective, changes in fair value are recorded as unrealized gains or losses in OCI and deferred until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, these unrealized gains or losses are reclassified to earnings to the same line item as the associated hedged item’s cash flows, in either Net investment gains or losses or Net investment income in the accompanying Consolidated Statements of Operations. Any ineffectiveness is immediately recognized in earnings and included in Net investment gains or losses in the accompanying Consolidated Statements of Operations.

When a derivative is designated as a foreign currency cash flow hedge and is determined to be highly effective, changes in fair value are recorded as unrealized gain or losses in OCI. The change in fair value of the derivative relative to the changes in foreign exchange rates affect earnings in the same period as the foreign exchange transaction gains and losses on the underlying hedged item in Net investment gains or losses in the accompanying Consolidated Statements of Operations. Any ineffectiveness is immediately recognized in earnings and included as Net investment gains or losses in the accompanying Consolidated Statements of Operations.

Embedded Derivatives

The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded with the associated host contract in the accompanying Consolidated Statements of Financial Position at fair value and changes in their fair value are recorded in earnings. In certain instances, the Company may elect to carry the entire contract on the Consolidated Statements of Financial Position at fair value.

For further information on the Company’s derivative instruments and related hedged items and their effect on the Company’s financial position, financial performance and cash flows, refer to Note 7 — Derivative Instruments and Risk Management.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Variable Interest Entities (“VIEs”)

In the normal course of its investment activities, the Company enters into relationships with various special purpose entities (“SPEs”) and other entities that are deemed to be VIEs. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE.

The Company is deemed a primary beneficiary of a VIE if it has (1) the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and (2) the obligation to absorb losses of or the right to receive benefits from the VIE that could be potentially significant to the VIE. If both conditions are present, the Company is required to consolidate the VIE.

This authoritative guidance is deferred indefinitely for certain entities that have the attributes of investment companies, with the exception of securitizations, asset-backed financings, collateralized structures and former qualifying SPEs. In addition, entities are not eligible for the deferral if any obligation to fund losses or guarantee performance exists. In accordance with the deferral provisions, the Company is the primary beneficiary and is required to consolidate the VIE if it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns, or both.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability for collateral received on securities lending in Other liabilities in the accompanying Consolidated Statements of Financial Position. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income, which is earned over the life of the agreement. The liability for repurchasing the assets is included in Other liabilities in the accompanying Consolidated Statements of Financial Position.

The Company enters into tri-party repurchase agreements to purchase and resell securities. Securities purchased under agreements to resell are treated as investing activities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities to be resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the repurchase agreements as Securities purchased under agreements to resell in the accompanying Consolidated Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Deferred Policy Acquisition Costs

DAC consists primarily of incremental direct costs of contract acquisition that are incurred in transactions with employees, including career agents and independent third-parties as well as the portion of employee compensation costs related to underwriting, policy issuance and processing, medical inspection and contract selling for successfully negotiated contracts. These costs have been deferred and recorded as an asset in the accompanying Consolidated Statements of Financial Position.

For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the estimated life of those contracts. Annually, the Company conducts a review of valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, valuation assumptions are updated and the impact is reflected as retroactive adjustments in the current year’s amortization (“unlocking”) and is included in Operating expenses in the accompanying Consolidated Statements of Operations. For these contracts, the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in DAC, due to unrealized investment gains or losses, is recorded in AOCI in the accompanying Consolidated Statements of Financial Position.

For single premium immediate annuities with life contingencies, all acquisition costs are charged to expense immediately because generally all premiums are received at the inception of the contract.

The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written-off immediately through income and only new deferrable expenses associated with the replacements are deferred. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed. DAC written-off at the date of lapse cannot be restored when a policy subsequently reinstates.

Sales Inducements

For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder’s initial deposit and additional credits to the policyholder’s account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company also offers enhanced crediting rates on certain dollar cost averaging programs related to its deferred annuity products. From time to time, the Company conducts term life insurance conversion programs under which certain policyholders are offered additional premium credits, which are considered sales inducements, when converting a term life insurance policy or rider to a permanent life insurance contract. The Company defers these aforementioned sales inducements and generally amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other assets in the accompanying Consolidated Statements of Financial Position.

Interests in Annuity Contracts and Obligations Under Structured Settlement Agreements

The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations are based on prevailing market rates.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Intangible Assets

The Company holds an intangible asset with a finite life which is amortized over its useful life. Intangible assets with finite useful lives are tested for impairment when facts and circumstances indicate that the carrying amount may not be recoverable, and an impairment loss is recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows attributable to the asset. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value.

Fair value is generally determined using a discounted cash flow analysis with assumptions that a market participant would use.

All intangible assets are reported in Other assets in the accompanying Consolidated Statements of Financial Position.

Policyholders’ Account Balances

The Company’s liability for Policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts.

Future Policy Benefits

The Company’s liability for Future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and/or morbidity for lapse or surrender are generally based on the Company’s historical experience or standard industry tables including a provision for the risk of adverse deviation (“PAD”). Interest rate assumptions are based on factors such as market conditions and expected investment returns. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. If experience is less favorable than assumed and future losses are projected under loss recognition testing, then additional liabilities may be required, resulting in a charge to Increase in liabilities for future policy benefits in the accompanying Consolidated Statements of Operations. The Company does not establish loss reserves until a loss has occurred.

The Company’s liability for Future policy benefits also includes liabilities for guaranteed minimum benefits related to certain non-traditional long-duration life and annuity contracts and deferred profit on limited pay contracts. Refer to Note 12 — Policyholders’ Liabilities for a discussion on guaranteed minimum benefits.

Policy Claims

The Company’s liability for Policy claims includes a liability for unpaid claims and claim adjustment expenses. Unpaid claims and claim adjustment expenses include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Debt

Debt is generally carried at unpaid principal balance and is included in Other liabilities in the accompanying Consolidated Statements of Financial Position. Refer to Note 9 — Fair Value Measurements for discussion on the fair value of debt.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Separate Account Assets and Liabilities

The Company has separate accounts, some of which are registered with the U.S. Securities and Exchange Commission (“SEC”). The Company reports separately, as separate account assets and separate account liabilities, investments held in separate accounts and liabilities of the separate accounts if (1) such separate accounts are legally recognized; (2) assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities; (3) investments are directed by the contractholder or in accordance with specific investment objectives; and (4) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The separate accounts have varying investment objectives, are segregated from the Company’s general account and are maintained for the benefit of separate account policyholders. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. All separate account assets are stated at fair value. The separate account liabilities represent the policyholders’ interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

Other Assets and Other Liabilities

Other assets primarily consist of investment income due and accrued, sales inducements, and receivables from affiliates. Other liabilities primarily consist of net deferred tax liabilities, clearing and suspense liabilities, collateral received on securities loaned, employee and agent benefits, and payables to affiliates.

Fair Value Measurements

For fair values of various assets and liabilities, refer to Note 9 — Fair Value Measurements.

Recognition of Insurance Income and Related Expenses

Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the policies/contracts. This match is accomplished by providing liabilities for future policy benefits (as discussed in Note 12 — Policyholders’ Liabilities) and the deferral and subsequent amortization of DAC.

Amounts received under deferred annuity and universal life type contracts are reported as deposits to policyholders’ account balances (as discussed in Note 12 — Policyholders’ Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included in Fees — universal life and annuity policies in the accompanying Consolidated Statements of Operations. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio. The Company establishes an unearned revenue liability for amounts previously assessed to compensate the Company for services to be performed over future periods. These amounts are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note 14 — Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statements of Operations.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets and liabilities are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared to each other. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

Authoritative guidance requires an evaluation of the recoverability of deferred tax assets and the establishment of a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance many factors are considered, including: (1) the nature of deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carry-back years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various tax jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return.

In accordance with the authoritative guidance related to income taxes, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits are included in Other liabilities in the accompanying Consolidated Statements of Financial Position and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as Income tax expense in the accompanying Consolidated Statements of Operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 4 — BUSINESS RISKS AND UNCERTAINTIES

In periods of extreme volatility and disruption in the securities and credit markets and under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins.

The Company’s investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, preferred and common stocks, senior secured commercial loans and equity real estate. The fair value of the Company’s investments varies depending on economic and market conditions and the interest rate environment. Furthermore, with respect to investments in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk, significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

Certain of these investments lack liquidity, such as privately placed fixed income securities, equity real estate and other limited partnership interests. The Company also holds certain investments in asset classes that are liquid but may experience significant market fluctuations, such as mortgage-backed and other asset-backed securities. If the Company were to require significant amounts of cash on short notice in excess of cash on hand and the Company’s portfolio of liquid investments, the Company could have difficulty selling these investments in a timely manner, be forced to sell them for less than the Company otherwise would have been able to realize, or both.

In periods of high or increasing interest rates, life insurance policy loans and surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to suffer realized investment losses. In addition, when interest rates rise, the Company may face competitive pressure to increase crediting rates on certain insurance and annuity contracts, and such changes may occur more quickly than corresponding changes to the rates earned on the Company’s general account investments.

During periods of low or declining interest rates, the Company is contractually obligated to credit a fixed minimum rate of interest on certain of the Company’s life insurance and annuity policies. Should yields on new investments decline to levels below these guaranteed minimum rates for a long enough period, the Company may be required to credit interest to policyholders at a higher rate than the rate of return the Company earns on the Company’s portfolio of investments supporting those products, thus generating losses. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility.

The Company establishes and carries reserves to pay future policyholder benefits and claims. The process of calculating reserve amounts for an insurance organization involves the use of a number of estimates and assumptions including those related to mortality (the relative incidence of death in a given time or place), morbidity (the incidence rate of a disease or medical condition) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). Since the Company cannot precisely determine the amount or timing of actual future benefits and claims, actual results could differ significantly from those assumed. Deviations from one or more of these estimates and assumptions could have a material adverse effect on the Company’s consolidated results of operations or financial position.

The Company sets prices for many of its insurance and annuity products based upon expected claims and payment patterns, using assumptions for mortality, morbidity, persistency (how long a contract stays in force)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

and interest rates. In addition to the potential effect of natural or man-made disasters, significant changes in mortality could emerge gradually over time, due to changes in the natural environment, the health habits of the insured population, effectiveness of treatment for disease or disability, or other factors. In addition, the Company could fail to accurately provide for changes in other pricing assumptions, including changes in interest and inflation rates. Significant negative deviations in actual experience from the Company’s pricing assumptions could have a material adverse effect on the profitability of its products. The Company’s earnings are significantly influenced by the claims paid under its insurance contracts and will vary from period to period depending upon the amount of claims incurred. There is only limited predictability of claims experience within any given month or year. The Company’s future experience may not match its pricing assumptions or its past results. As a result, the Company’s results of operations and financial position could be materially adversely affected.

Issuers or borrowers whose securities or loans the Company holds, customers, trading counterparties, counterparties under swaps and other derivative contracts, reinsurers, clearing agents, exchanges, clearing houses and other financial intermediaries and guarantors may default on their obligations to the Company due to bankruptcy, insolvency, lack of liquidity, adverse economic conditions, operational failure, fraud or other reasons. In addition, the underlying collateral supporting the Company’s structured securities, including mortgage-backed securities, may deteriorate or default causing these structured securities to incur losses.

Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company’s products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

Revenues of the Company’s variable products are, to a large extent, based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues. The level of assets under management could also be negatively affected by withdrawals or redemptions.

The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

The risk-based capital (“RBC”) ratio is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company’s products, interest rate risk and general business risks. Disruptions in the capital markets could increase equity and credit losses and reduce the Company’s statutory surplus and RBC ratio. To the extent the Company’s statutory capital resources are deemed to be insufficient to maintain a particular rating by one or more rating agencies, the Company may seek to improve its capital position, including through operational changes and potentially seeking capital from New York Life.

The Company faces significant competition.

The Company faces strong competition in its Insurance and Agency and Investment Group businesses. The Company’s ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

New York Life’s career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain existing productive career agents and attract additional productive career agents.

Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company’s ability to meet its financial obligations. These ratings indicate a rating agency’s

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

view of an insurance company’s ability to meet its obligations to its insured. In certain of the Company’s markets, ratings are important competitive factors. Rating organizations continue to review the financial performance and condition of insurers, including the Company. A significant downgrade in the Company’s ratings could materially and adversely affect its competitive position in the life insurance market and increase its cost of funds. In addition, downgrades of the sovereign credit rating of the United States of America would likely result in a corresponding downgrade of the financial strength rating of the Company by certain rating agencies, which could have an adverse effect on the Company’s results of operations.

Regulatory developments in the markets in which the Company operates could affect the Company’s business.

Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation, derivatives and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The attractiveness to the Company’s customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company’s products to its customers.

A computer system failure or security breach could disrupt the Company’s business, damage its reputation and adversely impact its profitability.

The Company relies on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While the Company has policies, procedures, automation and backup plans and facilities designed to prevent or limit the effect of failure, its computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond its control. The failure of the Company’s computer systems for any reason could disrupt its operations, result in the loss of customer business and adversely impact its profitability.

The Company retains confidential information on its computer systems, including customer information and proprietary business information. Any compromise of the security of the Company’s computer systems that results in the disclosure of personally identifiable customer information could damage the Company’s reputation, expose the Company to litigation and regulatory action, increase regulatory scrutiny, and require it to incur significant technical, legal and other expenses.

NOTE 5 — RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued updated guidance that changes the criteria for reporting discontinued operations and introduces new disclosures. Under this revised guidance, the disposal of a component or group of components of an entity should be reported as a discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Disposals of equity method investments, or those reported as held-for-sale, will be eligible for presentation as a discontinued operation if they meet the new definition. The new guidance is effective

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

prospectively to new disposals and new classifications of disposal groups as held for sale that occurs on or after December 15, 2014. Early adoption is permitted for new disposals or new classifications as held for sale that have not been reported in financial statements previously issued or available for issuance. The Company adopted this guidance effective January 1, 2014. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In December 2013, the FASB issued guidance establishing a single definition of a public entity for use in financial accounting and reporting guidance. The definition of a public business entity is currently used in considering the scope of new financial guidance and will identify whether the guidance applies to public business entities. The new definition applies to authoritative guidance issued after December 2013. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This guidance became effective for annual reporting periods that begin after December 15, 2013, and was applied prospectively. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In July 2013, the FASB issued new guidance regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting, in addition to the United States Treasury rate and London Inter-Bank Offered Rate (“LIBOR”). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance became effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 and was applied prospectively. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In June 2013, the FASB issued updated guidance clarifying the characteristics of an investment company and requiring new disclosures. Under the guidance, all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. The guidance became effective for interim or annual reporting periods that begin after December 15, 2013, and was applied prospectively. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In March 2013, the FASB issued updated guidance regarding the recognition in net income of the cumulative translation adjustment upon the sale or loss of control of a business or group of assets residing in a foreign subsidiary, or a loss of control of a foreign investment. The guidance became effective for the first interim or annual reporting period beginning after December 15, 2013 and was applied prospectively. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In February 2013, the FASB issued new guidance regarding joint and several liabilities. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. This guidance became effective for interim or annual reporting periods that began after December 15, 2013 and was applied prospectively. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. The guidance became effective for the first interim or annual reporting period beginning after December 15, 2012 and was applied prospectively. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position or results of operations. The disclosures required by this guidance are included in Note 10 — Investment Income and Investment Gains and Losses.

In December 2011 and January 2013, the FASB issued updated guidance and enhanced disclosure requirements for financial instruments and derivative instruments that are either offset in accordance with existing guidance for right of setoff or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the financial statement. The FASB also clarified the scope of the new GAAP offsetting guidance, which only applies to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with GAAP guidance or subject to a master netting arrangement or similar agreement. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the accompanying Consolidated Statements of Financial Position and instruments and transactions subject to an agreement similar to a master netting arrangement. The guidance became effective for annual reporting periods beginning on or after January 1, 2013 and was applied retrospectively for all comparative periods presented. The Company’s adoption of this guidance did not have an impact on the Company’s consolidated financial position or results of operations but resulted in additional disclosures related to derivatives included in Note 7 — Derivative Instruments and Risk Management, and securities purchased under agreements to resell included in Note 15 — Commitments and Contingencies.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of OCI as part of the Consolidated Statements of Stockholder’s Equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in AOCI or when an item of AOCI must be reclassified to net income. The Company opted to present net income and other comprehensive income in two separate consecutive statements. The Company adopted this guidance effective January 1, 2012. This guidance impacted the financial statement presentation but did not have an impact on the Company’s consolidated financial position or results of operations.

In October 2010, the FASB issued guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company’s results of operations, it had no effect on the total acquisition costs to be recognized over time and had no impact on the Company’s cash flows. Effective January 1, 2012, the Company adopted this guidance retrospectively.

Future Adoption of New Accounting Pronouncements

In February 2015, the FASB issued updated guidance that changes the rules regarding consolidation. The pronouncement is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures, and removes the indefinite

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

deferral for certain investment funds. The new guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015, with early adoption permitted. The Company is currently evaluating the impact of the guidance on the Company’s consolidated financial position, results of operations and financial statement disclosures.

In June 2014, the FASB issued an accounting standard that changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. The new guidance requires that repurchase-to maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. The amendments are effective for interim and annual reporting periods beginning after December 15, 2014. Earlier adoption is not permitted. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In June 2014, the FASB issued an accounting standard that clarifies the accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The standard requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The amendments are effective for interim and annual reporting periods beginning after December 15, 2015. Earlier adoption is permitted. The standard may be applied prospectively to all awards granted or modified after the effective date; or retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In May 2014, the FASB issued updated guidance on accounting for revenue recognition, which supersedes most existing revenue recognition guidance. The guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to, in exchange for those goods or services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2016, and must be applied using one of two retrospective application methods. Early adoption is not permitted. The Company will adopt this guidance on January 1, 2017. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In January 2014, the FASB issued new guidance to clarify that an in-substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. This new guidance is effective for annual periods beginning after December 15, 2014 and should be adopted using either a modified retrospective transition method or a prospective transition method. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In January 2014, the FASB issued new guidance to permit reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance in Income tax expense in the accompanying Consolidated Statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

of Operations. This new guidance is effective for annual periods beginning after December 15, 2014 and should be applied retrospectively. Retrospective adoption of this guidance will result in the restatement of all years presented with a decrease in retained earnings of approximately $20 million at January  1, 2014.

NOTE 6 — INVESTMENTS

Fixed Maturities

The amortized cost and estimated fair value of fixed maturities at December 31, 2014 and 2013, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because issuers may have the right to call or repay obligations with or without call or prepayment penalties.

	2014		2013
Available-for-sale	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$3,396	$3,448	$2,575	$2,625
Due after one year through five years	13,814	14,561	13,946	14,813
Due after five years through ten years	18,321	18,917	16,891	17,370
Due after ten years	10,489	11,716	9,783	9,905
Mortgage-backed and asset-backed securities:
U.S. agency mortgage-backed and asset-backed securities	14,581	15,485	15,466	15,792
Non-agency mortgage-backed securities	6,564	6,802	6,868	7,027
Non-agency asset-backed securities	4,670	4,724	4,026	4,011

Total available-for-sale	$71,835	$75,653	$69,555	$71,543

At December 31, 2014 and 2013, the distribution of gross unrealized gains and losses on investments in fixed maturities were as follows (in millions):

	2014
Available-for-sale	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI(1)
U.S. Treasury	$828	$86	$2	$912	$–
U.S. government corporations and agencies	1,154	151	2	1,303	–
U.S. agency mortgage-backed and asset-backed securities	14,581	1,008	104	15,485	–
Foreign governments	471	60	–	531	–
U.S. corporate	32,232	2,107	188	34,151	–
Foreign corporate	11,335	477	67	11,745	–
Non-agency residential mortgage-backed securities	1,628	76	27	1,677	(10)
Non-agency commercial mortgage-backed securities	4,936	196	7	5,125	–
Non-agency asset-backed securities(2)	4,670	80	26	4,724	(2)
Redeemable preferred securities	–	–	–	–	–

Total available-for-sale	$71,835	$4,241	$423	$75,653	$(12)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2013
Available-for-sale	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI(1)
U.S. Treasury	$862	$26	$11	$877	$(1)
U.S. government corporations and agencies	1,399	83	13	1,469	–
U.S. agency mortgage-backed and asset-backed securities	15,466	727	401	15,792	–
Foreign governments	577	53	1	629	–
U.S. corporate	29,513	1,595	501	30,607	–
Foreign corporate	10,844	447	160	11,131	–
Non-agency residential mortgage-backed securities	2,062	70	59	2,073	(27)
Non-agency commercial mortgage-backed securities	4,806	207	59	4,954	–
Non-agency asset-backed securities(2)	4,026	23	38	4,011	(3)

Total available-for-sale	$69,555	$3,231	$1,243	$71,543	$(31)

(1)

Represents the amount of OTTI losses in AOCI, which were not included in earnings pursuant to authoritative guidance. The amount excludes $46 million and $20 million for the years ended December 31, 2014 and 2013, respectively, of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(2)	Includes auto loans, credit cards, education loans and other asset types.

At December 31, 2014 and 2013, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $644 million and $877 million, respectively.

The Company had no investments in fixed maturities that were non-income producing for the last 12 months at December 31, 2014 and 2013, respectively.

Equity Securities

At December 31, 2014 and 2013, the distribution of gross unrealized gains and losses on available-for-sale equity securities were as follows (in millions):

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
2014	$20	$16	$1	$35
2013	$79	$34	$1	$112

Mortgage Loans

The Company’s mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

At December 31, 2014 and 2013, contractual commitments to extend credit under mortgage loan documents amounted to $564 million and $374 million, respectively, at fixed and floating interest rates ranging from 1.73% to 6.41% in 2014 and from 1.94% to 6.50% in 2013. These commitments are diversified by property type and geographic region.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

At December 31, 2014 and 2013, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

	2014		2013
	Amount	% of Total	Amount	% of Total
Property Type:
Office buildings	$3,563	32.5%	$3,032	31.0%
Apartment buildings	3,328	30.4	2,858	29.2
Retail facilities	2,790	25.5	2,364	24.1
Industrial	978	9.0	1,198	12.2
Residential	114	1.1	162	1.7
Hotel/Motel	172	1.5	176	1.8
Other	6	–	3	–

Total mortgage loans	$10,951	100.0%	$9,793	100.0%

Allowance for credit losses	$(24)		$(28)

Total net mortgage loans	$10,927		$9,765

	2014		2013
	Amount	% of Total	Amount	% of Total
Geographic Region:
South Atlantic	$2,868	26.2%	$2,866	29.3%
Central	2,471	22.6	2,136	21.9
Middle Atlantic	2,324	21.2	2,179	22.3
Pacific	2,311	21.1	2,229	22.8
New England	867	7.9	315	3.2
Other	110	1.0	68	0.5

Total mortgage loans	$10,951	100.0%	$9,793	100.0%

Allowance for credit losses	$(24)		$(28)

Total net mortgage loans	$10,927		$9,765

The Company monitors the aging of its mortgage loans receivable on a monthly basis to determine delinquencies. At December 31, 2014 and 2013, the Company had $3 million and $4 million, respectively, of recorded investment gross of the allowance for credit losses in residential mortgage loans that were past due greater than 90 days. There were no investments in mortgage loans that were past due less than 90 days at December 31, 2014 and 2013.

As discussed in Note 3 — Significant Accounting Policies, the Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreements, and a general reserve for probable incurred but not specifically identified losses.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The activity in the mortgage loan specific and general reserves for the years ended December 31, 2014 and 2013 is summarized below (in millions):

	2014
Allowance for credit losses:	Residential	Commercial	Total
Beginning balance	$4	$24	$28
Recoveries	(2)	(2)	(4)

Ending balance	$2	$22	$24

Ending Balance:
Collectively evaluated for impairment (general)	$2	$22	$24
Mortgage Loans:
Ending balance (recorded investment, gross of allowance for credit losses):
Collectively evaluated for impairment (general)	$110	$10,837	$10,947
Individually evaluated for impairment (specific)	$4	$–	$4

	2013
Allowance for credit losses:	Residential	Commercial	Total
Beginning balance	$6	$29	$35
Direct write-downs	(1)	–	(1)
Provision for credit losses	(1)	(5)	(6)

Ending balance	$4	$24	$28

Ending Balance:
Collectively evaluated for impairment (general)	$2	$23	$25
Individually evaluated for impairment (specific)	$2	$1	$3
Mortgage Loans:
Ending balance (recorded investment, gross of allowance for credit losses):
Collectively evaluated for impairment (general)	$154	$9,631	$9,785
Individually evaluated for impairment (specific)	$8	$–	$8

For the year ended December 31, 2012, direct write-downs were $6 million and recoveries were $3 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

As discussed in Note 3 — Significant Accounting Policies, the Company uses LTV as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2014 and 2013, LTVs on the Company’s mortgage loans, based upon the recorded investment gross of allowance for credit losses, were as follows (in millions):

	2014
LTV Ratio	Office Buildings	Retail Facilities	Apartment Buildings	Industrial	Residential	Hotel/ Motel	Other	Total
Above 95%	$–	$–	$–	$–	$1	$–	$–	$1
91% to 95%	–	–	–	–	–	–	–	–
81% to 90%	68	182	–	3	3	–	–	256
71% to 80%	70	94	357	55	15	19	–	610
Below 70%	3,425	2,514	2,971	920	95	153	6	10,084

Total	$3,563	$2,790	$3,328	$978	$114	$172	$6	$10,951

	2013
LTV Ratio	Office Buildings	Retail Facilities	Apartment Buildings	Industrial	Residential	Hotel/ Motel	Other	Total
Above 95%	$–	$–	$–	$3	$1	$–	$–	$4
91% to 95%	–	–	–	–	–	–	–	–
81% to 90%	96	35	7	115	4	–	–	257
71% to 80%	119	144	392	156	20	18	–	849
Below 70%	2,817	2,185	2,459	924	137	158	3	8,683

Total	$3,032	$2,364	$2,858	$1,198	$162	$176	$3	$9,793

Impaired mortgage loans were $5 million and $8 million at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, the Company did not have any impaired loans without a related allowance.

Investments in mortgage loans that have been non-income producing for the last 12 months totaled $2 million and $3 million at December 31, 2014 and 2013, respectively.

Investments in Affiliates

	2014	2013
STIF	$246	$399
MCF revolving loan agreement	2,041	1,889

Total investments in affiliates	$2,287	$2,288

The STIF was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a pooled fund managed by New York Life Investment Management LLC (“NYLIM”), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries of New York Life.

The MCF revolving loan agreement represents a revolving loan agreement the Company entered into with MCF. Refer to Note 11 — Related Party Transactions for further discussion.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Other Investments

The components of other investments at December 31, 2014 and 2013 were as follows (in millions):

	2014	2013
Limited partnerships and Limited liability companies	$666	$694
Senior secured commercial loans	153	124
Derivatives	197	200
Real estate	51	51
Short-term investments	24	56
Other invested assets	128	313

Total other investments	$1,219	$1,438

Senior secured commercial loans are typically collateralized by all assets of the borrower. The Company’s senior secured commercial loans, before loss reserve, amounted to $154 million and $126 million at December 31, 2014 and 2013, respectively. The loss reserve was $1 million and $2 million for the years ended December 31, 2014 and 2013, respectively. Refer to Note 3 — Significant Accounting Policies for further details.

Unfunded commitments on limited partnerships, limited liability companies and senior secured commercial loans amounted to $442 million and $403 million at December 31, 2014 and 2013, respectively.

There was no accumulated depreciation on real estate for the years ended December 31, 2014 or 2013. There was no depreciation expense for the years ended December 31, 2014, 2013, or 2012.

There were no investments in real estate that have been non-income producing for the last 12 months at December 31, 2014. At December 31, 2013, there was less than $1 million in investments in real estate that have been non-income producing for the last 12 months.

Variable Interest Entities

Consolidated VIEs

At December 31, 2014 and 2013, the Company included assets of $46 million in the accompanying Consolidated Statements of Financial Position, as a result of consolidating a VIE for which it was determined to be the primary beneficiary. The Company performed a qualitative analysis to determine if the Company has (1) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (2) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. In reviewing the transaction documents including trust agreements, limited partnership agreements and purchase agreements, the Company determined that they are the primary beneficiary of one structured investment.

This VIE consists of a trust established for purchasing receivables from the U.S. Department of Energy related to energy savings performance contracts and issuing certificates representing the right to those receivables. The Company has a 98.66% interest in this VIE; however, the creditors do not have recourse to the Company in excess of the assets contained within the VIE.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table reflects the carrying amount and statement of financial position classification of the assets and liabilities of the consolidated VIE at December 31, 2014 and 2013 (in millions):

	2014	2013
Cash	$–	$–
Other investments*	46	46

Total assets	$46	$46

Other liabilities	1	4

Total liabilities	$1	$4

*	Included in Limited partnerships/Limited liability companies.

Unconsolidated VIEs

In the normal course of its activities, the Company invests in structured investments including VIEs for which it is not the primary beneficiary. These structured investments typically invest in fixed income investments that are managed by third-parties and include asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has not provided financial or other support, other than its direct investment, to these structures. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the VIEs’ economic performance. The Company classifies these investments in the accompanying Consolidated Statements of Financial Position as Fixed maturities, at fair value — Available-for-sale and Fixed maturities, at fair value — Trading. The maximum exposure to loss associated with these investments was $28,208 million and $27,370 million at December 31, 2014 and 2013, respectively.

In the normal course of its activities, the Company invests in joint ventures, limited partnerships and limited liability companies. These investments include hedge funds, private equity funds and real estate related funds that may or may not be VIEs. The Company’s maximum exposure to loss on these investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has determined that it is not the primary beneficiary of these structures because it does not have the power to direct the activities that significantly impact the entities economic performance. The Company classifies these investments as Other investments in the accompanying Consolidated Statements of Financial Position and its maximum exposure to loss associated with these entities was $666 million and $694 million at December 31, 2014 and 2013, respectively.

These investments are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary. The Company has no additional economic interest in these structures in the form of derivatives, related guarantees, credit enhancement or similar instruments and obligations. Creditors have no recourse against the Company in the event of default. The Company has unfunded commitments in joint ventures, limited partnerships and limited liability companies which are discussed in the “Other investments” section above.

Restricted Assets and Special Deposits

At December 31, 2014 and 2013, assets with a carrying value of $4 million were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in Fixed maturities, at fair value — Available-for-sale in the accompanying Consolidated Statements of Financial Position. Refer to Note 15 — Commitments and Contingencies for additional discussion on assets pledged as collateral.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 7 — DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, currency, equity and credit risk. These derivative instruments include foreign currency forwards, interest rate and equity futures, interest rate and equity options, and interest rate, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes. Refer to Note 3 — Significant Accounting Policies for a discussion on the accounting for derivative instruments.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange-traded futures are affected through regulated exchanges and require initial and daily variation margin collateral postings. When the Company enters into exchange-traded futures, it is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange-traded futures, when the Company enters into OTC-cleared derivatives, it becomes subject to initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting arrangements with OTC-bilateral counterparties and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is not to offset the fair value recognized for derivatives executed with the same OTC-bilateral counterparty under the same master netting agreements with the associated collateral.

The following table presents recognized derivative instruments that are subject to enforceable master netting agreements at December 31, 2014 and 2013 (in millions):

	2014
	Gross Amounts of Recognized Derivative Instruments(1)	Gross Amounts Offset in the Statement of Financial Position	Gross Amounts Presented in the Statement of Financial Position	Gross Amounts not Offset in Statement of Financial Position	Cash Collateral	Securities Collateral	Net amounts of Recognized Derivative Instruments
Assets	$197	$–	$197	$(73)	$(110)	$(10)	$4
Liabilities	$(89)	$–	$(89)	$73	$15	$–	$(1)

	2013
	Gross Amounts of Recognized Derivative Instruments(1)	Gross Amounts Offset in the Statement of Financial Position	Gross Amounts Presented in the Statement of Financial Position	Gross Amounts not Offset in Statement of Financial Position	Cash Collateral	Securities Collateral	Net amount of Recognized Derivative Instruments
Assets	$200	$–	$200	$(130)	$(63)	$(2)	$5
Liabilities	$(388)	$–	$(388)	$130	$230	$–	$(28)

(1)

The gross amounts exclude investment income due and accrued and accrued investment expense on derivatives, which are included in Other assets and Other liabilities, respectively, in the accompanying Consolidated Statements of Financial Position.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSA’s”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties.

The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In a few cases, these CSAs provide that the counterparties are not required to post collateral below a specified threshold; however the agreements governing these bilateral relationships also include credit contingent provisions whereby the threshold declines on a sliding scale with declines in the OTC-bilateral counterparties’ ratings. In addition, certain of the Company’s contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions there under. Cash collateral is invested in short-term investments. If the credit contingent features had been triggered at December 31, 2014 and 2013, the Company estimates that it would have had to post additional collateral of $0 million and $10 million, respectively, for a one notch downgrade in the Company’s credit rating and would have had to post additional collateral of $2 million and $28 million, respectively, for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table presents the notional amount and gross fair value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting (excluding embedded derivatives) at December 31, 2014 and 2013 (in millions).

		2014			2013
		Fair Value(1)			Fair Value(1)
	Primary Risk Exposure	Notional Amount(2)	Asset	Liability	Notional Amount(2)	Asset		Liability
Derivatives designated as hedging:
Cash flow hedges:
Foreign currency swaps	Currency	$149	$9	$–	$181	$	*	$7
Interest rate swaps	Interest	36	8	–	37		7	–

Total derivatives designated		185	17	–	218		7	7

Derivatives not designated as hedging:
Corridor options	Interest	8,910	1	–	10,525		*	–
Equity options	Equity	779	54	–	648		40	–
Equity swaps	Equity	39	4	–	29		3	–
Foreign currency swaps	Currency	1,490	62	30	851		11	46
Foreign currency forwards	Currency	30	2	–	23		*	1
Futures	Interest	1	–	–	–		–	–
Interest rate caps	Interest	14,722	2	–	17,262		6	–
Interest rate swaps	Interest	3,661	44	59	3,625		96	334
Swaptions	Interest	7,359	11	–	14,660		36	–
Credit default swaps:
Buy protection	Credit	–	–	–	–		–	–
Sell protection	Credit	–	–	–	1		–	–

Total derivatives not designated		36,991	180	89	47,624		192	381

Total derivatives		$37,176	$197	$89	$47,842		$199	$388

*	Amounts are less than $1 million.

(1)

The fair value amounts exclude investment income due and accrued, and accrued investment expense on derivatives, which are included in Other assets and Other liabilities, respectively, in the accompanying Consolidated Statements of Financial Position. Refer to Note 9 — Fair Value Measurements for discussion of valuation methods for derivative instruments.

(2)	Notional amounts of derivative instruments generally do not represent the amounts exchanged between the parties engaged in the transaction.

Interest Rate Risk Management

The Company enters into various types of interest rate swaps and options primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate caps and swaptions are entered into by the Company to hedge the disintermediation risk of increasing interest rates on policyholder liability obligations. The Company will receive payments from counterparties should interest rates exceed an agreed upon strike price.

Interest rate (Treasury) futures are exchange traded contracts to buy or sell at a specific price at a future date. The Company enters into interest rate futures to manage the duration of the Company’s fixed income portfolio.

The Company enters into interest rate corridor options to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contracts until an agreed upon interest rate ceiling is reached.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the values of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception, calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

Equity Risk Management

The Company purchases equity put options and enters into equity swaps to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities. Options require upfront fees paid at the time the agreements are entered into. Equity swaps are agreements between parties to exchange interest payments for an equity return.

Credit Risk Management

The Company enters into credit default swaps (“CDS”) both to buy protection from and sell protection to a counterparty in the event of a default of a single name referenced obligation or a referenced pool of assets.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Cash Flow Hedges

The following table presents the effects of derivatives in cash flow hedging relationships, for the years ended December 31, 2014, 2013 and 2012 (in millions):

	Gain (Loss) Recognized in OCI (Effective Portion(1)	Gain (Loss) Reclassified from AOCI into Net Income (Effective Portion)
		Net Investment Gains (Losses)	Net Investment Income
For the year ended 12/31/2014:
Foreign currency swaps	$12	$(4)	$1
Interest rate swaps	1	–	1

Total	$13	$(4)	$2

For the year ended 12/31/2013:
Foreign currency swaps	$8	$–	$–
Interest rate swaps	(3)	–	1

Total	$5	$–	$1

For the year ended 12/31/2012:
Foreign currency swaps	$(4)	$–	$(1)
Interest rate swaps	–	–	1

Total	$(4)	$–	$–

(1)	The amount of gain or loss recognized in OCI is reported as a change in net unrealized investment gains or losses, a component of AOCI.

In 2014, 2013 and 2012, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions, for which a hedge was entered into, did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging.

There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

For derivatives which are designated for hedge accounting, there were no components of the derivative’s gain or loss excluded from the assessment of effectiveness for the years ended December 31, 2014, 2013 and 2012.

Presented below is a rollforward of the components of AOCI, before taxes, related to cash flow hedges (in millions):

	2014	2013	2012
Balance, beginning of year	$(3)	$(7)	$(3)
Gains (losses) deferred in OCI on the effective portion of cash flow hedges	13	5	(4)
Losses (gains) — reclassified to net income	3	(1)	–

Balance, end of year	$13	$(3)	$(7)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

At December 31, 2014, gains of $2 million on derivatives in AOCI are expected to be reclassified to earnings within the next 12 months.

Derivatives Not Designated

The Company has derivative instruments that are not designated or do not qualify for hedge accounting treatment.

The following table provides gains and losses on derivative instruments not designated for hedging accounting, which are included in Net investment gains or losses in the accompanying Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012 (in millions):

	Gain (Loss) Recognized in Income
Derivative type:	2014	2013		2012
Corridor options	$(1)	$	*	$(3)
Equity options	(10)		(52)	(23)
Equity swaps	3		5	1
Foreign currency swaps	74		(22)	(6)
Foreign currency forwards	3		(1)	*
Futures	(1)		–	*
Interest rate caps	(6)		2	(13)
Interest rate swaps	246		(183)	(30)
Swaptions	(25)		3	(36)
Credit default swaps:
Buy protection	–		*	(1)
Sell protection	–		*	*

Total	$283		$(248)	$(111)

*	Recognized loss is less than $1 million.

Credit Derivatives Written

The Company enters into CDS both to buy protection from, and sell protection to counterparties in the event of default of a single name reference obligation. At December 31, 2014, all of the underlying reference obligations of the CDS for which the Company sells protection, are investment grade. The single name CDS contracts, for which the Company sells protection, mature within two years. The maximum amount the Company would be required to pay under swaps for which credit protection was sold, assuming all reference obligations default at a total loss without recoveries, would be $0 million and $1 million at December 31, 2014 and 2013, respectively. The market value of swaps for credit protection sold was $0 million and less than $1 million at December 31, 2014 and 2013, respectively.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. At December 31, 2014 and 2013, there were no embedded derivatives that could not be separated from their host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table presents the fair value of the Company’s embedded derivatives in host contracts at December 31, 2014 and 2013 (in millions):

	Statements of Financial Position Line Item	Fair Value
		2014		2013
Embedded derivatives in asset host contracts:
Other(1)	Amounts recoverable from reinsurers	$	*	$1
Embedded derivatives in liability host contracts:
Guaranteed minimum accumulation benefits(1)	Policyholders’ account balances		$181	$69

*	Fair value is less than $1 million.

(1)	For further information on these embedded derivatives refer to Note 9 — Fair Value Measurements.

The following table presents the changes in fair value related to embedded derivatives in host contracts for the years ended December 31, 2014, 2013 and 2012 (in millions):

	2014	2013	2012
Net revenue from reinsurance	$(1)	$(13)	$(1)
Interest credited to policyholders’ account balances	$112	$(362)	$(87)

NOTE 8 — SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC

The Company maintains separate accounts, which are registered with the SEC, for its variable deferred annuity and variable life insurance products with assets of $27,033 million and $24,686 million at December 31, 2014 and 2013, respectively. The assets of these separate accounts, which are carried at fair value, represent investments in shares of the New York Life sponsored MainStay VP Funds Trust and other non-proprietary funds.

Separate Accounts Not Registered with the SEC

The Company also maintains separate accounts, which are not registered with the SEC, with assets of $1,932 million and $1,748 million at December 31, 2014 and 2013, respectively. The assets in these separate accounts are comprised investments in MainStay VP Funds Trust, non-proprietary mutual funds and limited partnerships. The assets in these separate accounts are carried at fair value.

Refer to Note 12 — Policyholders’ Liabilities for information regarding separate accounts with contractual guarantees for minimum death benefits (“GMDB”), guaranteed minimum accumulation benefits (“GMAB”), enhanced beneficiary benefit (“EBB”) and guaranteed future income benefits (“GFIB”).

NOTE 9 — FAIR VALUE MEASUREMENTS

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The levels of the fair value hierarchy based on the inputs to the valuation are as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.
Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring of trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee is comprised of representatives from the Company’s Investment Management group, Controller’s, Compliance, and Security Operations. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports, as well as the review of significant inputs used in the valuation of assets that are valued internally.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables represent the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2014 and 2013 (in millions):

	2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed maturities — available-for-sale:
U.S. Treasury	$–	$912	$–	$912
U.S. government corporations and agencies	–	1,279	24	1,303
U.S. agency mortgage-backed and asset-backed securities	–	15,458	27	15,485
Foreign governments	–	523	8	531
U.S. corporate	–	33,885	266	34,151
Foreign corporate	–	11,704	41	11,745
Non-agency residential mortgage-backed securities	–	1,661	16	1,677
Non-agency commercial mortgage-backed securities	–	4,930	195	5,125
Non-agency asset-backed securities	–	3,907	817	4,724

Total fixed maturities — available-for-sale	–	74,259	1,394	75,653

Fixed maturities — trading:
U.S agency mortgage-backed and asset-backed securities	–	4	–	4
U.S. corporate	–	60	–	60
Foreign corporate	–	1,030	–	1,030
Non-agency residential mortgage-backed securities	–	11	–	11
Non-agency commercial mortgage-backed securities	–	48	2	50
Non-agency asset-backed securities	–	37	5	42

Total fixed maturities — trading	–	1,190	7	1,197

Equity securities — available-for-sale:				–
Common stock	30	–	2	32
Non-redeemable preferred stock	–	1	2	3

Total equity securities — available-for-sale	30	1	4	35

Equity securities — trading:				–
Common stock	726	–	–	726
Mutual funds	31	–	–	31

Total equity securities — trading	757	–	–	757

Derivative assets	–	193	4	197
Securities purchased under agreements to resell	–	133	–	133
Other invested assets	–	14	–	14
Cash equivalents	–	682	–	682
Short-term investments	–	24	–	24
Separate account assets	28,508	198	259	28,965

Total assets accounted for at fair value on a recurring basis	$29,295	$76,694	$1,668	$107,657

Policyholders’ account balances(1)	$–	$–	$181	$181
Derivative liabilities	–	89	–	89

Total liabilities accounted for at fair value on a recurring basis(2)	$–	$89	$181	$270

(1)	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

(2)

Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Statements of Financial Position in accordance with the Company’s policy (refer to Note 3 — Significant Accounting Policies).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed maturities — available-for-sale:
U.S. Treasury	$–	$877	$–	$877
U.S. government corporations and agencies	–	1,445	24	1,469
U.S. agency mortgage-backed and asset-backed securities	–	15,681	111	15,792
Foreign governments	–	621	8	629
U.S. corporate	–	30,358	249	30,607
Foreign corporate	–	11,100	31	11,131
Non-agency residential mortgage-backed securities	–	2,015	58	2,073
Non-agency commercial mortgage-backed securities	–	4,821	133	4,954
Non-agency asset-backed securities	–	2,970	1,041	4,011

Total fixed maturities — available-for-sale	–	69,888	1,655	71,543

Fixed maturities — trading:
U.S agency mortgage-backed and asset-backed securities	–	4	–	4
U.S. corporate	–	69	–	69
Foreign corporate	–	311	–	311
Non-agency residential mortgage-backed securities	–	18	–	18
Non-agency commercial mortgage-backed securities	–	24	–	24
Non-agency asset-backed securities	–	65	6	71

Total fixed maturities — trading	–	491	6	497

Equity securities — available-for-sale:
Common stock	109	–	2	111
Non-redeemable preferred stock	–	1	–	1

Total equity securities — available-for-sale	109	1	2	112

Equity securities — trading:
Common stock	435	–	1	436
Mutual funds	11	–	–	11

Total equity securities — trading	446	–	1	447

Derivative assets	–	196	3	199
Securities purchased under agreements to resell	–	101	–	101
Other invested assets	–	14	–	14
Cash equivalents	–	475	–	475
Short-term investments	–	56	–	56
Amounts recoverable from reinsurers	–	–	1	1
Separate account assets	25,974	216	244	26,434

Total assets accounted for at fair value on a recurring basis	$26,529	$71,438	$1,912	$99,879

Policyholders’ account balances(1)	$–	$–	$69	$69
Derivative liabilities	–	388	–	388

Total liabilities accounted for at fair value on a recurring basis(2)	$–	$388	$69	$457

(1)	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

(2)

Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Statements of Financial Position in accordance with the Company’s policy (refer to Note 3 — Significant Accounting Policies).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following represents a summary of significant valuation techniques for assets and liabilities used to determine fair value, as well as the general classification of such instruments in the valuation hierarchy.

Fixed maturities available for sale and trading securities

Fixed maturity securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses a discounted cash flow model or market approach to determine fair value on public securities. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Credit Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognizable, reliable and well regarded benchmarks by participants in the financial industry, which represents the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is usually derived from observable market transactions.

Certain private placement securities that cannot be priced using the matrix-based pricing methodology described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is based upon observable market transactions, while the maturity and rating adjustments are based upon data obtained from Bloomberg. These securities are classified as Level 2.

For some of the private placement securities priced using the matrix-based pricing methodology or the discount cash flow model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significantly unobservable, the security is classified as Level 3.

The valuation techniques for most Level 3 fixed maturity securities are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Equity securities

Equity securities valued using unadjusted quoted prices in active markets that are readily and regularly available are classified as Level 1. Those securities valued using a market approach in which market quotes are available but are not considered actively traded are classified as Level 2. Securities priced through an internal valuation where significant inputs are deemed to be unobservable, which includes securities of a government organization, are classified as Level 3.

Derivative assets and liabilities

The fair value of derivative instruments is generally derived using valuation models, except for derivatives that are either exchange-traded, or the fair value is derived using broker quotations. Where valuation models are

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, non-performance risk and other factors. Exchange-traded derivatives are valued using quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Valuations of OTC-bilateral derivatives are adjusted for non-performance risk. The Company uses default estimates implied by CDS spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate. The non-performance risk adjustment is applied only to the uncollateralized portion of the OTC-bilateral derivative assets and liabilities. OTC-bilateral derivative contracts are executed under master netting agreements with counterparties with a CSA, which is a bilateral ratings-sensitive agreement that requires collateral postings at established credit threshold levels. These agreements protect the interests of the Company and its counterparties should either party suffer a credit-rating deterioration. The vast majority of the Company’s derivative agreements are with highly rated major international financial institutions.

Securities purchased under agreements to resell

Due to the short-term nature (generally one month) of this investment, the asset’s carrying value approximates fair value. These investments are classified as Level 2.

Other invested assets

Level 2 assets represent surplus note investments, priced by a third-party pricing service, where the inputs to the valuation are deemed to be observable. Level 3 assets represent residual interests of securitizations, priced by a third-party pricing service, where inputs to the valuation are deemed to be unobservable.

Cash equivalents

These include money market funds, treasury bills, commercial paper and other highly liquid instruments. Money market funds are classified as Level 1, because their value is based on unadjusted quoted prices in active markets that are readily and regularly available. All the other instruments are classified as Level 2 although their fair value is based on observable inputs, they are generally not traded in active markets. The prices are either obtained from a pricing vendor, or amortized cost is used as the best estimate of fair value.

Short term investments

For certain short term investments, amortized cost is used as the best estimate of fair value, and are classified as Level 2.

Separate account assets

Assets within the separate account are primarily invested in equities and fixed maturities. The fair value of investments in the separate accounts is calculated using the same procedures used for equities and fixed maturities in the general account.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The separate accounts also invest in limited partnerships and hedge funds. These investments are valued based on the latest net asset value (NAV). When the hedge fund investment can be redeemed at NAV, at the measurement date, or in the near-term (generally 90 days or less) it is classified as Level 2.

The following tables provide further information about the Level 2 hedge funds in which the separate accounts invest in (in millions):

		2014
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$197	–	Quarterly, Monthly	90 days or less

		2013
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$216	–	Quarterly, Monthly	90 days or less

Limited Partnership and hedge fund investments that are restricted with respect to transfer or withdrawal of greater than 90 days are classified as Level 3. The following tables provide further information about these investments (in millions):

		2014
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$259	–	Annual, Semi-annual, Quarterly	More than 90 days

		2013
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$244	–	Annual, Semi-annual, Quarterly	More than 90 days

Policyholders’ account balances

Policyholders’ account balances carried at fair value consist of embedded derivatives bifurcated from the host contracts, which represent the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are equal to the present value of future expected payments to customers less the present value of assessed or imputed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. The expected cash flows are discounted using the treasury rate, plus a spread based upon the Company’s medium term notes. The spread reflects the market’s perception of the Company’s non-performance risk. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders’ account balances has been classified as Level 3.

Level 3 Assets and Liabilities by Price Source

The following tables present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources at December 31, 2014 and 2013 (in millions):

	2014
	Internal(1)	External(2)	Total
Fixed maturities — available-for-sale:
U.S. government corporations and agencies	$–	$24	$24
U.S. agency mortgage-backed and asset-backed securities	–	27	27
Foreign governments	–	8	8
U.S. corporate	41	225	266
Foreign corporate	–	41	41
Non-agency residential mortgage-backed securities	–	16	16
Non-agency commercial mortgage-backed securities	83	112	195
Non-agency asset-backed securities	91	726	817

Total fixed maturities — available-for-sale	215	1,179	1,394

Fixed maturities — trading:
Non-agency commercial mortgage-backed securities	–	2	2
Non-agency asset-backed securities	–	5	5

Total fixed maturities — trading	–	7	7

Equity securities:
Common stock	2	–	2
Non-redeemable preferred stock	2	–	2

Total equity securities	4	–	4

Derivative assets	–	4	4
Separate account assets	–	259	259

Total assets accounted for at fair value on a recurring basis	$219	$1,449	$1,668

Policyholders’ account balances	$181	$–	$181

Total liabilities accounted for at fair value on a recurring basis	$181	$–	$181

(1)	Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information, where pricing inputs are deemed to be unobservable.

(2)	Primarily represents independent non-binding broker quotes, where pricing inputs are not readily available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2013
	Internal(1)	External(2)	Total
Fixed maturities — available-for-sale:
U.S. government corporations and agencies	$–	$24	$24
U.S. agency mortgage-backed and asset-backed securities	1	110	111
Foreign governments	–	8	8
U.S. corporate	36	213	249
Foreign corporate	–	31	31
Non-agency residential mortgage-backed securities	–	58	58
Non-agency commercial mortgage-backed securities	78	55	133
Non-agency asset-backed securities	85	956	1,041

Total fixed maturities — available-for-sale	200	1,455	1,655

Fixed maturities — trading:
Non-agency asset-backed securities	–	6	6

Total fixed maturities — trading	–	6	6

Equity securities:
Common stock	2	1	3

Total equity securities	2	1	3

Derivative assets	–	3	3
Amounts recoverable from reinsurance	1	–	1
Separate account assets	–	244	244

Total assets accounted for at fair value on a recurring basis	$203	$1,709	$1,912

Policyholders’ account balances	$69	$–	$69

Total liabilities accounted for at fair value on a recurring basis	$69	$–	$69

(1)	Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information, where pricing inputs that are deemed to be unobservable.

(2)	Primarily represents independent non-binding broker quotes, where pricing inputs are not readily available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Quantitative Information Regarding Internally — Priced Level 3 Assets and Liabilities

The following tables present quantitative information on significant internally priced Level 3 assets and liabilities at December 31, 2014 and 2013 (in millions):

	2014
	Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Assets:
U.S. corporate	$41	Discounted Cash Flow	Discount Rate	2.0% – 7.4%(4.5%)
Non-agency asset-backed securities	$91	Discounted Cash Flow	Discount Rate	4.8% – 7.0%(3.1%)
Non-agency commercial mortgage-backed securities	$83	Discounted Cash Flow	Discount Rate	3.0% – 12.0%(1.6%)
Liabilities:
Policyholders’ account balances	$181	Discounted Cash Flow	Discount Rate	0.5% – 9.4%
			Equity Returns	0.7% – 5.2%
			Equity Volatility Curve	18.4% – 43.9%
			Lapse Rate	1.5% – 21.0%
			Mortality Rate	0.1% – 38.9%
			Utilization Rate	10.0% – 100%
			Withdrawal Rate	3.30%

	2013
	Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Assets:
U.S. corporate	$36	Discounted Cash Flow	Discount Rate	2.7% – 7.1%(5.5%)
Non-agency asset-backed securities	$85	Discounted Cash Flow	Discount Rate	4.7% – 7.4%(6.7%)
Non-agency commercial mortgage-backed securities	$78	Discounted Cash Flow	Discount Rate	4.1% – 8.8%(2.8%)
Liabilities:
Policyholders’ account balances	$69	Discounted Cash Flow	Discount Rate	0.3% – 6.8%
			Equity Returns	0.3% – 10.1%
			Equity Volatility Curve	16.5% – 57.9%
			Lapse Rate	0.5% – 20.0%
			Mortality Rate	0.1% to 38.9%
			Utilization Rate	10.0% – 100%
			Withdrawal Rate	3.3%

The following is a description of the sensitivity to changes in unobservable inputs of the estimated fair value of the Company’s Level 3 assets included above, for which we have access to the valuation inputs, as well as the sensitivity to changes in unobservable inputs of the Level 3 assets that are valued based on external pricing information.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

U.S. corporate securities

Most corporate securities are valued using a discounted cash flow analysis based on the expected cash flows of each security. The most significant unobservable input to the valuation of these securities is the discount rate, as it usually includes spread adjustments. Significant spread widening would decrease the value of these securities. The opposite effect would occur if spreads tightened significantly. Default rates are also a component of the valuation. If expected default rates on these securities significantly increase, the fair value will decrease, with the opposite being true for significant decreases in default rates.

Non-agency commercial mortgage-backed and asset-backed securities

These securities are mainly valued using discounted cash flow models. Significant spread widening, spread tightening and increases and decreases in default rates will have the same impact on the fair values of these securities as described above under U.S. corporate securities. Significant increases in loss severity assumptions will decrease the estimated fair value of these securities, with the opposite being true for decreases in expected loss severities.

Policyholders’ account balances

Policyholders’ account balances consist of embedded derivatives bifurcated from host contracts, which represent the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are equal to the present value of future expected payments to customers, less the present value of assessed rider fees attributable to the embedded derivative feature. Generally, higher (lower) equity returns will result in a lower (higher) fair value of the liability, while higher (lower) implied volatility assumptions will result in a higher (lower) fair value of the liability.

Transfers between Levels

Transfers between levels may occur as a result of changes in valuation sources or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. The Company’s policy is to assume the transfer occurs at the beginning of the period.

Transfers between Levels 1 and 2

Periodically, the Company has transfers between Level 1 and Level 2 assets and liabilities.

Transfers between Levels 1 and 2 were not significant during the 12 months ended December 31, 2014 and 2013.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and/or out of Level 3 is based on the changes in the observability of data.

Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

During the years ended December 31, 2014 and 2013, the Company transferred $56 million and $91 million, respectively, of securities into Level 3 consisting of fixed maturities available-for-sale securities and separate account assets in 2014 and 2013. The transfers into Level 3 related to fixed maturities available-for-sale securities were primarily due to unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third-party pricing services (that could be validated) was utilized. For the separate account assets, transfers into Level 3 are related to limited partnership investments that are restricted with respect to transfers or withdrawals.

Transfers out of Level 3 of $512 million and $258 million during the years ended December 31, 2014, and 2013, respectively, were primarily due to significant increases in market activity, or one or more significant input(s) becoming observable, or a change in the valuation technique for fixed maturities available-for-sale, equity securities available-for-sale and other invested assets in 2014 and 2013.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables present the changes in fair value of all Level 3 assets and liabilities for the years ended December 31, 2014, 2013 and 2012 (in millions):

	U.S . Government Corporations and Agencies	U.S . Agency Mortgage- Backed and Asset- Backed	Foreign Governments	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage- Backed Securities
Fair Value, December 31, 2011	$6	$84	$10	$210	$128	$189
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment losses	–	–	–	(3)	(2)	–
Net revenue from reinsurance	–	–	–	–	–	(1)
Other comprehensive income	1	–	1	4	–	1
Purchases	40	1	–	38	1	–
Sales	–	–	–	(12)	(2)	–
Settlements	–	(7)	–	(48)	(3)	(89)
Transfers into Level 3(1)	–	–	(1)	21	–	–
Transfers out of Level 3(1)	(7)	(42)	–	(41)	(97)	(1)

Fair Value, December 31, 2012	$40	$36	$10	$169	$25	$99
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment (losses) gains	–	–	–	–	(3)	1
Other comprehensive (loss) income	(1)	(5)	(1)	(4)	4	(2)
Purchases	–	103	–	130	11	–
Sales	–	(10)	–	(27)	(5)	–
Settlements	–	(4)	(1)	(24)	(1)	(42)
Transfers into Level 3(1)	–	7	–	59	–	2
Transfers out of Level 3(1)	(15)	(16)	–	(54)	–	–

Fair Value, December 31, 2013	$24	$111	$8	$249	$31	$58
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment gains	–	–	–	1	–	2
Other comprehensive loss	–	–	–	(1)	(1)	(1)
Purchases	–	10	–	71	12	–
Sales	–	(50)	–	(8)	–	–
Settlements	–	–	–	(37)	(2)	(43)
Transfers into Level 3(1)	–	–	–	45	1	–
Transfers out of Level 3(1)	–	(44)	–	(54)	–	–

Fair Value, December 31, 2014	$24	$27	$8	$266	$41	$16

(1)	Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non- Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Other Fixed Maturities Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities
Fair Value, December 31, 2011	$–	$508	$–	$1,135	$–	$17
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment gains (losses)	–	2	2	(1)	–	–
Net investment income(1)	–	3	–	3	–	–
Net revenue from reinsurance	–	–	–	(1)	–	–
Other comprehensive income (loss)	–	14	(3)	18	–	–
Purchases	–	491	3	574	–	1
Sales	–	(11)	(2)	(27)	–	(17)
Settlements	–	(82)	–	(229)	–	–
Transfers into Level 3(2)	2	73	–	95	–	–
Transfers out of Level 3(2)	–	(244)	–	(432)	–	–

Fair Value, December 31, 2012	$2	$754	$–	$1,135	$–	$1
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment (losses) gains	(1)	(2)	–	(5)	–	6
Net investment income(1)	–	2	–	2	–	–
Other comprehensive loss	(4)	(9)	–	(22)	–	–
Purchases	143	620	–	1,007	–	–
Sales	–	(2)	–	(44)	–	–
Settlements	(6)	(162)	–	(240)	–	(1)
Transfers into Level 3(2)	1	–	–	69	–	–
Transfers out of Level 3(2)	(2)	(160)	–	(247)	–	–

Fair Value, December 31, 2013	$133	$1,041	$–	$1,655	$–	$6
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment gains (losses)	–	1	–	4	–	(2)
Net investment income(1)	–	1	–	1	–	–
Other comprehensive income	5	21	–	23	–	–
Purchases	58	321	–	472	2	–
Sales	–	(8)	–	(66)	–	–
Settlements	(2)	(154)	–	(238)	–	–
Transfers into Level 3(2)	–	9	–	55	–	–
Transfers out of Level 3(2)	1	(415)	–	(512)	–	–

Fair Value, December 31, 2014	$195	$817	$–	$1,394	$2	$4

(1)	Net investment income/loss includes amortization of discount and premium on fixed maturities.

(2)	Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Total Fixed Maturities- Trading	Common Stock- Available- for-Sale	Common Stock- Trading	Non- Redeemable Preferred Stock	Total Equity Securities
Fair Value, December 31, 2011	$17	$2	$2	$3	$7
Total gains or (losses) (realized and unrealized):
Included in earnings
Other comprehensive income	–	2	–	–	2
Purchases	1	–	–	–	–
Sales	(17)	–	–	–	–
Settlements	–	–	–	(3)	(3)

Fair Value, December 31, 2012	$1	$4	$2	$–	$6
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment gains (losses)	6	1	(1)	–	–
Other comprehensive loss	–	(1)	–	–	(1)
Sales	–	(2)	–	–	(2)
Settlements	(1)	–	–	–	–

Fair Value, December 31, 2013	$6	$2	$1	$–	$3
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment losses	(2)	–	(1)	–	(1)
Purchases	2	–	–	2	2

Fair Value, December 31, 2014	$6	$2	$–	$2	$4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Derivatives	Other Invested Assets	Amounts Recoverable from Reinsurers	Separate Account Assets	Total Assets
Fair Value, December 31, 2011	$–	$–	$15	$150	$1,324
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment gains (losses)	1	1	–	(14)	(13)
Net investment income(1)	–	–	–	–	3
Net revenue from reinsurance	–	–	–	–	(1)
Other comprehensive (loss) income	–	–	(1)	–	19
Purchases	–	–	–	27	602
Sales	–	–	–	(31)	(75)
Settlements	–	–	–	–	(232)
Transfers into Level 3(2)	–	10	–	70	175
Transfers (out of) Level 3(2)	–	–	–	(24)	(456)

Fair Value, December 31, 2012	$1	$11	$14	$178	$1,346
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment gains	2	–	–	19	22
Net investment income(1)	–	–	–	–	2
Other comprehensive loss	–	–	(13)	–	(36)
Purchases	–	–	–	31	1,038
Sales	–	–	–	(6)	(52)
Settlements	–	–	–	–	(241)
Transfers into Level 3(2)	–	–	–	22	91
Transfers (out of) Level 3(2)	–	(11)	–	–	(258)

Fair Value, December 31, 2013	$3	$–	$1	$244	$1,912
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment gains	1	–	–	15	17
Net investment income(1)	–	–	–	2	3
Other comprehensive (loss) income	–	–	(1)	–	22
Purchases	–	–	–	5	481
Sales	–	–	–	(7)	(73)
Settlements	–	–	–	–	(238)
Transfers into Level 3(2)	–	–	–	1	56
Transfers (out of) Level 3(2)	–	–	–	–	(512)

Fair Value, December 31, 2014	$4	$–	$–	$260	$1,668

(1)	Net investment income/loss includes amortization of discount and premium on fixed maturities.

(2)	Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Policyholders’ Account Balances	Total Liabilities
Fair Value, December 31, 2011	$470	$470
Total gains or (losses) (realized and unrealized):
Included in earnings
Interest credited to policyholders’ account balances	(87)	(87)
Purchases	22	22

Fair Value, December 31, 2012	$405	$405
Total gains or (losses) (realized and unrealized):
Included in earnings
Interest credited to policyholders’ account balances	(362)	(362)
Purchases	26	26

Fair Value, December 31, 2013	$69	$69
Total gains (realized and unrealized):
Included in earnings
Interest credited to policyholders’ account balances	80	80
Purchases	32	32

Fair Value, December 31, 2014	$181	$181

The following tables include the unrealized gains or losses for the years ended December 31, 2014, 2013 and 2012 by category for Level 3 assets still held at December 31, 2014, 2013 and 2012, respectively (in millions):

	2014
	U.S. Government Corporation and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Corporate	U.S. Corporate	Non- Agency Residential Mortgage-Backed Securities	Non- Agency Commercial Mortgage-Backed Securities
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment losses	$–	$–	$–	$(1)	$(1)	$–
Other comprehensive gains/(losses)	–	1	(1)	1	2	5

Total change in unrealized gains (losses)	$–	$1	$(1)	$–	$1	$5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Back Securities	Total Fixed Maturities- Trading	Total Assets
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment losses	$–	$(2)	$(1)	$(1)	$(3)
Net investment income	1	1	–	–	1
Other comprehensive gains	22	30	–	–	30

Total change in unrealized gains (losses)	$23	$29	$(1)	$(1)	$28

There were no unrealized or realized gains or losses recorded for Level 3 liabilities held at December 31, 2014.

	2013
	U.S. Government Corporation and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Corporate	U.S. Corporate	Non- Agency Residential Mortgage- Backed Securities	Non- Agency Commercial Mortgage- Backed Securities
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment losses	$–	$–	$–	$–	$–	$(1)
Other comprehensive losses	(1)	(5)	(1)	(4)	(1)	(3)

Total change in unrealized losses	$(1)	$(5)	$(1)	$(4)	$(1)	$(4)

	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Back Securities	Total Fixed Maturities- Trading	Total Assets
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment (losses) gains	$(1)	$(2)	$5	$5	$3
Net investment income	1	1	–	–	1
Other comprehensive losses	(9)	(24)	–	–	(24)

Total change in unrealized (losses) gains	$(9)	$(25)	$5	$5	$(20)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

There were no unrealized or realized gains or losses recorded for Level 3 liabilities held at December 31, 2013.

	2012
	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Corporate	U.S. Corporate	Non- Agency Residential Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment losses	$–	$–	$–	$–	$(1)	$(1)
Net investment income	–	–	(1)	(1)	3	1
Other comprehensive gains	1	1	5	1	14	22

Total change in unrealized gains	$1	$1	$4	–	$16	$22

	Common Stock	Total Equity Securities	Amounts Recoverable From Reinsurers	Separate Account Assets	Total Assets
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment losses	$–	$–	$–	$(13)	$(14)
Net investment income	2	2	–	–	3
Net revenue from reinsurance	–	–	(1)	–	(1)
Other comprehensive gains	1	1	–	–	23

Total change in unrealized gains (losses)	$3	$3	$(1)	$(13)	$11

	2012
	Policyholders’ Account Balance	Total Liabilities(1)
Earnings:
Total (gains) losses (realized/unrealized)
Included in earnings:
Interest credited to policyholders’	$(71)	$(71)

Total change in unrealized gains	$(71)	$(71)

(1)

The net investment gains (losses) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on the Company’s net income. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Statements of Financial Position in accordance with the Company’s policy (refer to Note 3 — Significant Accounting Policies).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Non-recurring Fair Value Measurements

Assets and liabilities measured at fair value on a non-recurring basis include mortgage loans, which are described in detail below.

The following tables represent certain assets measured at estimated fair value during the years end and still held at December 31, 2014 and 2013 (in millions):

	2014
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Losses
Mortgage loans	$4	$3	$(1)

	2013
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Losses
Mortgage loans	$5	$3	$(2)

The impaired mortgage loans presented above were written down to the estimated fair value of the collateral at the date the impairments were recognized and have been categorized as Level 3.

For a description of the Company’s valuation process and controls, refer to “Determination of Fair Value” section above.

Fair Value of Other Financial Instruments

Authoritative guidance related to financial instruments requires disclosure of fair value information of financial instruments, whether or not fair value is recognized in the Consolidated Statements of Financial Position, for which it is practicable to estimate fair value.

The carrying value and estimated fair value of financial instruments not otherwise disclosed in Notes 6, 12, 15 and 17 of Notes to the Consolidated Financial Statements at December 31, 2014 and 2013 are presented below (in millions):

	2014
	Carrying Value	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
Assets
Mortgage loans	$10,924	$–	$–	$11,630	$11,630
Senior secured commercial loans	153	–	–	159	159
Cash and cash equivalents	28	28	–	–	28
Other invested assets	91	–	16	91	107
Liabilities
Policyholders’ account balances — investment contracts	$36,176	$–	$64	$36,035	$36,099
Debt	1	–	1	–	1
Collateral received on securities lending and repurchase agreements	550	–	550	–	550
Collateral received on derivative transactions	114	–	114	–	114

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2013
	Carrying Value	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
Assets
Mortgage loans	$9,762	$–	$–	$10,106	$10,106
Senior secured commercial loans	124	–	–	130	130
Cash and cash equivalents	119	119	–	–	119
Other invested assets	299	–	231	69	300
Liabilities
Policyholders’ account balances — investment contracts	$36,288	$–	$87	$35,955	$36,042
Debt	2	–	3	–	3
Collateral received on securities lending and repurchase agreements	500	–	500	–	500
Collateral received on derivative transactions	68	–	68	–	68

Mortgage loans

The estimated fair value of mortgage loans is determined based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which take into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs.

Senior secured commercial loans

The estimated fair value for the loan portfolio is based on prevailing interest rate spreads in the market. Fair value is calculated by discounting future cash flows using prevailing interest rates on similar loans plus a spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation.

Cash and cash equivalents

The Company believes that due to the short-term nature of cash and cash equivalents, the fair value approximates carrying value.

Other invested assets

This includes collateral posted on derivative transactions and third party loans. The fair value for derivative transactions approximates the carrying amount as they are short term in nature. The third party loans are fair valued by discounting estimated cash flows for each loan at the prevailing interest rates on similar loans plus spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation.

Policyholders’ account balances — investment contracts

These contracts include continued interest accounts, supplementary contracts without life contingencies and other deposit type contracts where account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and company specific assumptions for lapses, mortality and expenses. The cash flows are discounted using the yield on the Company’s medium term notes. For funding agreements backing medium term notes, fair values are based on available market prices for the notes. For annuity certain liabilities, fair values are estimated using discounted cash flow

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Level 2 liabilities primarily consist of continued interest accounts.

Debt

The fair value of the Company’s non-recourse debt and other debt approximates carrying value.

Collateral received on securities lending, repurchase agreements and derivative transactions

The carrying value of the liability approximates fair value since these borrowings are generally short-term in nature.

NOTE 10 — INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2014, 2013 and 2012 were as follows (in millions):

	2014	2013	2012
Fixed maturities	$3,138	$3,083	$3,141
Equity securities	23	13	8
Mortgage loans	486	458	422
Policy loans	59	59	59
Other investments	86	98	75

Gross investment income	3,792	3,711	3,705
Investment expenses	(109)	(99)	(94)

Net investment income	$3,683	$3,612	$3,611

For the years ended December 31, 2014, 2013 and 2012, Net investment gains or losses were as follows (in millions):

	2014	2013	2012
Fixed maturities
Total OTTI losses	$(30)	$(45)	$(63)
Portion of OTTI losses recognized in OCI	1	11	18

Net OTTI losses on fixed maturities recognized in earnings	(29)	(34)	(45)
All other gains	170	144	181

Fixed maturities, net	141	110	136
Equity securities	11	44	10
Mortgage loans	4	6	1
Derivative instruments	279	(247)	(110)
Other	3	(12)	(7)

Net investment gains (losses)	$438	$(99)	$30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The net investment (losses) gains on trading securities (both fixed maturities and equity securities) amounted to $(17) million, $55 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively. Trading gains and losses are included in Net investment gains or losses in the accompanying Consolidated Statements of Operation.

Realized gains on sales of available-for-sale fixed maturities were $187 million, $164 million and $192 million for the years ended December 31, 2014, 2013 and 2012, respectively; and realized losses were $12 million, $36 million and $16 million, respectively. Realized gains on sales of available-for-sale equity securities were $65 million, $22 million and $19 million for the years ended December 31, 2014, 2013 and 2012, respectively; and realized losses were $46 million, $18 million and $12 million, respectively.

Losses from OTTI on equity securities (included in net investment gains or losses on equity securities above) were $1 million, less than $1 million and $3 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The following tables present the Company’s gross unrealized losses and fair values for fixed maturities and equity securities, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2014 and 2013 (in millions):

	2014
	Less than 12 Months		Greater than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities
U.S. Treasury	$120	$–	$115	$2	$235	$2
U.S. government corporations and agencies	22	–	79	2	101	2
U.S. agency mortgage-backed and asset-backed securities	287	8	2,416	96	2,703	104
Foreign governments	10	–	1	–	11	–
U.S. corporate	3,668	105	1,840	83	5,508	188
Foreign corporate	1,184	40	947	27	2,131	67
Non-agency residential mortgage-backed securities	152	2	419	25	571	27
Non-agency commercial mortgage-backed securities	335	2	273	5	608	7
Non-agency asset-backed securities	1,114	13	687	13	1,801	26

Total fixed maturities	6,892	170	6,777	253	13,669	423

Equity securities
Common stock	3	1	–	–	3	1
Preferred stock	–	–	1	–	1	–

Total equity securities	3	1	1	–	4	1

Total	$6,895	$171	$6,778	$253	$13,673	$424

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2013
	Less than 12 Months		Greater than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities
U.S. Treasury	$326	$11	$–	$–	$326	$11
U.S. government corporations and agencies	260	13	2	–	262	13
U.S. agency mortgage-backed and asset-backed securities	4,136	345	349	56	4,485	401
Foreign governments	28	1	5	–	33	1
U.S. corporate	8,137	459	297	42	8,434	501
Foreign corporate	3,080	156	46	4	3,126	160
Non-agency residential mortgage-backed securities	383	15	554	44	937	59
Non-agency commercial mortgage-backed securities	1,519	51	87	8	1,606	59
Non-agency asset-backed securities	1,256	21	169	17	1,425	38

Total fixed maturities	19,125	1,072	1,509	171	20,634	1,243

Equity securities
Common stock	4	*	*	*	4	*
Preferred stock	–	–	1	1	1	1

Total equity securities	4	–	1	1	5	1

Total	$19,129	$1,072	$1,510	$172	$20,639	$1,244

*	Unrealized losses are less than $1 million.

At December 31, 2014, the unrealized loss amount consisted of approximately 1,859 different fixed maturities and 9 equity securities.

At December 31, 2014, unrealized losses on investment grade fixed maturities were $296 million or 70% of the Company’s total fixed maturities’ unrealized losses. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners (‘‘NAIC’’) of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s; or a rating of AAA, AA, A or BBB from Standard & Poor’s (‘‘S&P’’); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturities with a rating below investment grade represent $127 million or 30% of the Company’s total fixed maturities’ unrealized losses at December 31, 2014.

The amount of gross unrealized losses for fixed maturities where the fair value had declined by 20% or more of amortized cost totaled $48 million. The amount of time that each of these securities has continuously been 20% or more below the amortized cost consist of $22 million for 6 months or less, $1 million for greater than 6 months through 12 months and $25 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it did not have the intent to sell the security or it was more likely than not that it would not be required to sell the security before its anticipated recovery.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Net Unrealized Investment Gains or Losses

Net unrealized investment gains or losses on available-for-sale investments are included in the Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments for prior period net unrealized gains or losses that have been recognized as realized gains or losses during the current year and are included in Net investment gains or losses in the accompanying Consolidated Statements of Operations.

The components of Net unrealized investment gains or losses reported in AOCI at December 31, 2014, 2013 and 2012 are as follows (in millions):

	2014	2013	2012
Fixed maturites, available-for-sale-all other	$3,784	$2,042	$6,123
Fixed maturities on which an OTTI loss has been recognized	34	(11)	(31)

Total fixed maturities	3,818	2,031	6,092
Equity securities, available-for-sale	15	33	19
Derivatives designated as cash flow hedges	13	(3)	(7)
Other investments	2	1	3

Subtotal	3,848	2,062	6,107
Amounts recognized for:
DAC	(727)	(607)	(1,383)
Other assets (sales inducements)	(17)	(18)	(32)
Policyholders’ account balances and future policy benefits	70	42	(41)
Deferred taxes	(1,110)	(517)	(1,627)

Net unrealized gains on investments	$2,064	$962	$3,024

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The net unrealized gains or losses for the years ended December 31, 2014, 2013 and 2012, are presented separately for amounts related to fixed maturities on which an OTTI loss has been recognized, and all other net unrealized investment gains or losses, are as follows (in millions):

Net unrealized investment gains or losses on fixed maturities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	DAC	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2011	$(139)	$56	$1	$(3)	$30	$(55)
Net investment gains (losses) on investments arising during the period	113	–	–	–	(39)	74
Reclassification adjustment for (gains) losses included in net income	4	–	–	–	(1)	3
Reclassification adjustment for OTTI losses excluded from net income(1)	(9)	–	–	–	3	(6)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(38)	(1)	–	12	(27)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	2	*	2

Balance, December 31, 2012	$(31)	$18	$–	$(1)	$5	$(9)
Net investment gains (losses) on investments arising during the period	21	–	–	–	(7)	14
Reclassification adjustment for (gains) losses included in net income	1	–	–	–	–	1
Reclassification adjustment for OTTI losses excluded from net income(1)	(2)	–	–	–	1	(1)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(5)	–	–	1	(4)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	–	–	–

Balance, December 31, 2013	$(11)	$13	$–	$(1)	$–	$1
Net investment gains (losses) on investments arising during the period	42	–	–	–	(14)	28
Reclassification adjustment for (gains) losses included in net income	1	–	–	–	*	1
Reclassification adjustment for OTTI losses excluded from net income(1)	2	–	–	–	(1)	1
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(14)	*	–	5	(9)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	1	(1)	–

Balance, December 31, 2014	$34	$(1)	$–	$–	$(11)	$22

*	Amounts less than $1 million.

(1)

Represents “transfers out” related to the portion of OTTI losses and/or changes in non-credit losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

All other net unrealized investment gains or losses in AOCI

	Net Unrealized Gains (Losses) on Investments(1)	DAC	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2011	$4,842	$(1,280)	$(29)	$(209)	$(1,163)	$2,161
Net investment gains (losses) on investments arising during the period	1,425	–	–	–	(499)	926
Reclassification adjustment for (gains) losses included in net income	(138)	–	–	–	49	(89)
Reclassification adjustment for OTTI losses excluded from net income(2)	9	–	–	–	(3)	6
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(121)	(3)	–	43	(81)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	169	(59)	110

Balance, December 31, 2012	$6,138	$(1,401)	$(32)	$(40)	$(1,632)	$3,033
Net investment gains (losses) on investments arising during the period	(3,968)	–	–	–	1,388	(2,580)
Reclassification adjustment for (gains) losses included in net income	(99)	–	–	–	35	(64)
Reclassification adjustment for OTTI losses excluded from net income(2)	2	–	–	–	(1)	1
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	781	14	–	(278)	517
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	83	(29)	54

Balance, December 31, 2013	$2,073	$(620)	$(18)	$43	$(517)	$961
Net investment gains (losses) on investments arising during the period	1,910	–	–	–	(650)	1,260
Reclassification adjustment for (gains) losses included in net income	(167)	–	–	–	40	(127)
Reclassification adjustment for OTTI losses excluded from net income(2)	(2)	–	–	–	1	(1)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(106)	1	(1)	37	(69)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	28	(10)	18

Balance, December 31, 2014	$3,814	$(726)	$(17)	$70	$(1,099)	$2,042

(1)	Includes cash flow hedges. Refer to Note 7 — Derivative Instruments and Risk Management for information on cash flow hedges.

(2)

Represents “transfers out” related to the portion of OTTI losses and/or changes in non-credit losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table provides a rollforward of the cumulative credit loss component of OTTI losses recognized in earnings for fixed maturities still held for which a portion of the loss was recognized in AOCI (in millions):

	2014	2013
Balance at beginning of year	$177	$184
Additions:
Credit loss impairments recognized in the current period on securities previously not impaired	3	2
Additional credit loss impairments recognized in the current period on securities previously impaired	12	17
Reductions:
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or sold during the period	(17)	(26)

Balance at end of year	$175	$177

The balance of and changes in each component of AOCI were as follows (in millions):

	Foreign Currency Translation Adjustments	Net Unrealized Investment Gains (Losses)(1) (2)	Total AOCI
Balance, December 31, 2011	$–	$2,106	$2,106
Change in OCI before reclassifications	–	1,004	1,004
Less: Amounts reclassified from AOCI	–	(86)	(86)

Net OCI	–	918	918

Balance, December 31, 2012	$–	$3,024	$3,024
Change in OCI before reclassifications	1	(1,999)	(1,998)
Less: Amounts reclassified from AOCI	–	(63)	(63)

Net OCI	1	(2,062)	(2,061)

Balance, December 31, 2013	$1	$962	$963
Change in OCI before reclassifications	(1)	1,228	1,227
Less: Amounts reclassified from AOCI	–	(126)	(126)

Net OCI	(1)	1,102	1,101

Balance, December 31, 2014	$–	$2,064	$2,064

(1)	All amounts are net of tax and DAC.

(2)

Includes cash flow hedges. Refer to Note 7 — Derivative Instruments and Risk Management for information on cash flow hedges. Refer to Note 10 — Investment Income and Investment Gains and Losses (above) for additional information regarding unrealized investment gains or losses, including the split between amounts related to fixed maturities on which an other-than-temporary impairment loss has been recognized, and all other unrealized investment gains or losses.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The amounts reclassified out of AOCI(1) for the years ended December 31, 2014, 2013 and 2012 were as follows (in millions):

	2014	2013	2012	Affected Line Item in the Consolidated Statements of Operations
Net unrealized investment (gains) losses:
(Gains)/losses on cash flow hedges:
Interest rate swaps	$1	$1	$1	Net investment income
Currency swaps	1	–	–	Net investment gains (losses)
Currency swaps	–	–	(1)	Net investment income
(Gains)/losses on available-for-sale securities:
Impairment losses	(1)	1	4	Net investment gains (losses)
All other	(167)	(100)	(138)	Net investment gains (losses)

	(166)	(98)	(134)	Total before tax
	(40)	(35)	(48)	Income tax expense

Total reclassifications for the period	$(126)	$(63)	$(86)	Net income

(1)	Negative amounts indicate gains/benefits reclassified out of AOCI. Positive amounts indicate losses/costs reclassified out of AOCI.

NOTE 11 — RELATED PARTY TRANSACTIONS

The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

New York Life provides the Company with certain services and facilities including, but not limited to, the following: accounting, tax and auditing services; legal services; actuarial services; electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. The fees incurred associated with these services and facilities, amounted to $813 million, $764 million and $750 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were reflected in Operating expenses and Net investment income in the accompanying Consolidated Statements of Operations.

The Company’s interests in commercial mortgage loans (and, in one instance, a single asset real estate owned property acquired through foreclosure (“REO Property”)) are held in the form of participations in mortgages originated or acquired by New York Life (and, in the case of the REO Property, a participation in the ownership of the REO Property (“REO Ownership Interest”)). Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage origination or acquisition. Consistent with the participation arrangement, all mortgage documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval. The participation agreement for the REO

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Ownership Interest contains the same parri passu structure as the participation agreements for the mortgage loans as it relates to the applicable ownership interest.

The Company has entered into investment advisory and administrative services agreements with NYLIM to provide investment advisory and administrative services to the Company. On March 31, 2014, NYLIM assigned its investment advisory rights and obligations under this agreement to NYL Investors LLC, a wholly owned subsidiary of New York Life. For the years ended December 31, 2014, 2013 and 2012, the total cost for these services amounted to $100 million, $91 million and $84 million, respectively, which is included in the cost of services billed by New York Life to the Company. These costs were included in Operating expenses in the accompanying Consolidated Statements of Operations.

NYLIM has an investment advisory agreement with the Mainstay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund, and the Company have entered into agreement regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM of $35 million, $31 million and $26 million for the years ended December 31, 2014, 2013 and 2012, respectively, and was included in Fee-universal life and annuity policies in the accompanying Consolidated Statements of Operations.

NYLIM provides the Company with certain services and facilities including, but not limited to, the following: management and other support. NYLIM charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between NYLIM and the Company. The Company incurred fees associated with the services and facilities in the amounts of $26 million and $62 million for the years ended December 31, 2014 and 2013, respectively. Prior to 2014, NYLIM also provided information technology and infrastructure support which are now provided by New York Life.

The Company has a variable product distribution agreement with NYLIFE Distributors LLC (“Distributors”), an indirect wholly owned subsidiary of New York Life, granting Distributors the exclusive right to distribute and to be the underwriter and/or agent of the Company’s variable product policies. For the years ended December 31, 2014, 2013 and 2012, the Company received service fees of $36 million, $30 million and $23 million, respectively, under this agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

The Company has an agreement with NYLIFE Securities LLC (“Securities”), an indirect wholly owned subsidiary of New York Life, under which registered representatives of Securities solicit sales of multi-funded annuity contracts and variable life policies. For the years ended December 31, 2014 and 2013, the Company incurred commission expense to Securities’ registered representatives of $150 million, $130 million and $110 million, respectively.

On July 8, 2008, as amended on July 1, 2009, the Company entered into a service agreement with Securities, whereby Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2014, 2013 and 2012, the Company incurred an expense of $47 million, $41 million and $37 million, respectively.

The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a universal life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company received from New York Life $21 million, $39 million and $15 million for the years ended December 31, 2014, 2013 and 2012, respectively, and was included in Other income in the accompanying Consolidated Statements of Operations.

New York Life Capital Corporation (“NYLCC”), a wholly owned subsidiary of NYLIFE LLC, has a credit agreement with the Company dated December 23, 2004, as amended, whereby NYLCC has agreed to make loans

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

to the Company in an amount up to, but not exceeding, $490 million from the issuance of commercial paper. At December 31, 2014, 2013 and 2012, the Company had no outstanding loan balance to NYLCC. During 2014, 2013 and 2012, the Company had no interest expenses recorded by the Company in relation to this agreement.

The Company has a credit agreement with New York Life, dated September 30, 1993, as amended, whereby the Company may borrow up to $490 million from New York Life. During 2014, 2013 and 2012, the credit facility was not used, no interest was paid and there was no outstanding balance due.

In addition, the Company has a credit agreement with New York Life, dated April 1, 1999, as amended, wherein New York Life may borrow up to $490 million from the Company. During 2014, 2013 and 2012, the credit facility was not used, no interest was paid and there was no outstanding balance due.

On April 30, 2010, the Company entered into a revolving loan agreement with MCF, a wholly owned subsidiary of NYL Investments (as amended from time to time, the “MCF Loan Agreement”), under which the Company may provide funding to MCF for lending and equity investment commitments entered into by MCF on or after January 1, 2010. The aggregate amount advanced by the Company to MCF under the MCF Loan Agreement, when aggregated with all other funding provided to or on behalf of MCF by the Company, may not exceed 2.75% of the Company’s statutory cash and invested assets as stated on the Company’s most recent quarterly statement. All outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon will be due in full on July 1, 2025. At December 31, 2014 and 2013, the outstanding balance of loans to MCF under the MCF Loan Agreement was $2,041 million and $1,889 million, respectively. These loans are reported in Investments in affiliates in the accompanying Consolidated Statements of Financial Position. During 2014, 2013 and 2012, the Company received interest payments from MCF totaling $94 million, $85 million and $62 million, respectively, which were included in Net investment income in the accompanying Consolidated Statements of Operations.

The Company has purchased from MCF participations in collateralized loans to third-parties underwritten by MCF. Under the participation agreements, the Company assumes the performance risk on these loans with no recourse against MCF. In 2014 and 2013, the Company did not purchase any new loans. At December 31, 2014, the Company held loans with an outstanding balance of $17 million and has commitments to fund additional amounts on these existing loans of $5 million. At December 31, 2013, the Company held loans with an outstanding balance of $31 million and had commitments to fund additional amounts on these existing loans of $10 million. These loans were reported in Other investments in the accompanying Consolidated Statements of Financial Position.

To satisfy its obligations under structured settlement agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 3.33% to 7.81%. At December 31, 2014 and 2013, the carrying value of the Interest in annuity contracts and the Obligations under structured settlement agreements in the accompanying Consolidated Statements of Financial Position amounted to $6,260 million and $6,114 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations was 5.84% for 2014. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2014 and 2013, the policyholder reserves related to these contracts amounted to $162 million and $163 million, respectively, and were included in Future policy benefits in the accompanying Consolidated Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company has issued various Corporate Owned Life Insurance (“COLI”) policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. At December 31, 2014 and 2013, the policyholder reserves balances for these policies amounted to $3,511 million and $3,325 million, respectively, and were included in Policyholders’ account balances and Separate account liabilities in the accompanying Consolidated Statements of Financial Position.

The Company has also issued various COLI policies to Voluntary Employees’ Beneficiary Association (“VEBA”) trusts, which were trusts formed for the benefit of New York Life’s retired employees and agents. At December 31, 2014 and 2013, the policyholder reserve balances for these policies amounted to $356 million and $339 million, respectively, and were included in Policyholders’ account balances and Separate account liabilities in the accompanying Consolidated Statements of Financial Position.

In connection with the acquisition of an office building by REEP-OFC Westory DC LLC, an indirect wholly owned subsidiary of New York Life, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC Westory LLC. In 2012, closing costs in connection with this purchase amounted to $3 million and was included in Net investment income in the accompanying Consolidated Statements of Operations. The mortgage loan is interest-only throughout the term and all outstanding principal shall be due and payable on August 10, 2022. Interest earned for the years ended December 31, 2014, 2013 and 2012 amounted to $3 million, $3 million and $1 million, respectively.

In connection with a $150 million acquisition of a leased fee interest containing an office building and related improvements and encumbered by a ground lease by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy-in-Common Agreement dated as of June 11, 2012, which sets forth the terms that will govern, in part, each entity’s interest in the property. Interest earned for the years ended December 31, 2014, 2013 and 2012 amounted to $3 million, $3 million and $2 million, respectively.

Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life. Refer to Note 14 — Reinsurance for more details.

The Company has an over-retention agreement with New York Life. Refer to Note 14 — Reinsurance for more details.

Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), which is accounted for as a long-duration coinsurance transaction. Taiwan Corporation was sold on December 31, 2013. Refer to Note 14 — Reinsurance for more details.

At December 31, 2014 and 2013, the Company recorded amounts payable to parent and affiliates of $242 million and $229 million, respectively, and is included in Other liabilities in the accompanying Consolidated Statements of Financial Position. At December 31, 2014 and 2013, the Company recorded amounts due from parent and affiliates of $59 million and $46 million, respectively, and is included in Other assets in the accompanying Consolidated Statements of Financial Position. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 12 — POLICYHOLDERS’ LIABILITIES

Policyholders’ Account Balances

Policyholders’ account balances at December 31, 2014 and 2013 were as follows (in millions):

	2014	2013
Deferred annuities	$39,002	$38,846
Universal life contracts	26,184	25,047
Other	1,690	1,498

Total policyholders’ account balances	$66,876	$65,391

Policyholders’ account balances on the above contracts are equal to cumulative deposits and interest credited, less withdrawals and mortality and expense charges, where applicable.

The following table highlights the interest rate assumptions generally utilized in calculating Policyholders’ account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2014:

Product	Interest Rate	Withdrawal/Surrender Charges
Deferred annuities	0.20% to 8.00%	Surrender charges 0% to 10% for up to 10 years
Universal life contracts	1.80% to 8.00%	Various up to 19 years
Annuities certain	0.05% to 5.00%	No surrender or withdrawal charges
Supplementary contracts without life contingencies	1.00% to 3.50%	No surrender or withdrawal charges

1% of policyholders’ account balances have interest crediting rates of 6% and greater.

Future Policy Benefits

Future policy benefits at December 31, 2014 and 2013 were as follows (in millions):

	2014	2013
Life insurance:
Taiwan business — 100% coinsured	$1,205	$1,049
Other life	235	174

Total life insurance	1,440	1,223
Individual and group payout annuities	15,171	12,797
Other contract liabilities	77	49

Total future policy benefits	$16,688	$14,069

The 2014 increase in life insurance future policy benefits includes a $25 million out of period adjustment related to out dated assumptions on certain claims-type reserves. The Company concluded it was appropriate to record the adjustment through the 2014 increase in liabilities for Future policy benefits and that the adjustment is not material to the financial statements for all years presented.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2014:

Product	Mortality	Interest Rate	Estimation Method
Individual and group payout annuities	Based upon best estimates at time of policy issuance with PAD	0.05% to 8.75%	Present value of expected future payments at a rate expected at issue with PAD

Less than 1% of future policy benefits are based on an interest rate of 6% and greater.

Guaranteed Minimum Benefits

At December 31, 2014 and 2013, the Company had fixed and variable annuities with guarantees. The Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current GMDB in excess of the current account balance at the balance sheet date. For contracts with the EBB optional feature, the net amount at risk is defined as the additional benefit amount that equals to a percentage of earnings in the contract, subject to certain maximums. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance at the balance sheet date. For guarantees of income, the net amount at risk is defined as the minimum account balance in excess of the current account balance needed to fund the GFIB or guaranteed lifetime income withdrawal benefits (“GLWB”).

Annuity Contracts — GMDB, EBB, GMAB, GFIB and GLWB

The Company issues certain variable annuity contracts with a GMDB feature that guarantees either:

a) Return of deposits:    the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b) Ratchet:    the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

Contracts with an optional EBB feature provides an additional death benefit amount equal to a percentage of earnings in the contract at time of death, subject to certain maximums.

The Company issues certain variable annuity contracts with a GMAB feature that guarantees a minimum contract value equal to 100% or 150%, depending on the election of the amount of eligible premiums (adjusted for withdrawals) at the end of the guaranteed period. The minimum contract value can be reset after issue, and in such case, is set equal to the account value at the time of reset. The older contracts must be surrendered in order to receive the guaranteed amount.

The Company issues variable annuity contracts with a GFIB feature. This feature provides a minimum fixed annuity payment guarantee that will start on a date chosen by the policyholder.

In 2014, the Company began offering fixed annuity contracts with a GLWB feature. The benefit must be elected at the time of contract issuance, and provides for a percentage of the contract holder’s benefit base, subject to certain restrictions, to be available for withdrawal for life as early as age 59 1/2. This benefit base grows for up to 10 years or until lifetime income payments commence, whichever comes first.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables provide the account value, net amount at risk and average attained age of contract holders at December 31, 2014 and 2013 for GMDBs, GMABs, EBBs and GFIBs ($ in millions):

	2014
	Return of Net Deposits			Ratchet	Income
	In the Event of Death (GMDB)	Accumulation at Specified Date (GMAB)	Additional Death Benefits (EBB)	In the Event of Death (GMDB)	Accumulation at Specified Date (GFIB)
Account value	$15,202	$6,619	$62	$11,182	$221
Net amount at risk	$34	$50	$7	$180	$1
Average attained age of contract holders	58	58	66	63	58

	2013
	Return of Net Deposits			Ratchet	Income
	In the Event of Death (GMDB)	Accumulation at Specified Date (GMAB)	Additional Death Benefits (EBB)	In the Event of Death (GMDB)	Accumulation at Specified Date (GFIB)
Account value	$12,698	$5,766	$76	$11,570	$149
Net amount at risk	$26	$19	$7	$160	$–
Average attained age of contract holders	58	58	65	63	58

The following summarizes the general account liabilities for guarantees on variable contracts, included in Future policy benefits for GMDB, EBB and GFIB, and Policyholders’ account balances for GMAB, in the accompanying Consolidated Statements of Financial Position (in millions):

	GMDB	GMAB	EBB	GFIB		Total
Balance at December 31, 2012	$32	$405	$1	$	*	$438
Incurred guarantee benefits	14	(336)	–		–	(322)
Paid guarantee benefits	(4)	–	–		–	(4)

Balance at December 31, 2013	42	69	1		*	112
Incurred guarantee benefits	27	112	–		–	139
Paid guarantee benefits	(3)	–	–		3	–

Balance at December 31, 2014	$66	$181	$1		3	$251

*	Amounts less than $1 million

For GMABs, incurred guaranteed minimum benefits incorporate all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be embedded derivatives and changes in fair value are recorded in Interest credited to Policyholders’ account balances in the accompanying Consolidated Statements of Operations (refer to Note 9 — Fair Value Measurements).

The GMDB and EBB liabilities are determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates assumptions and adjusts the liability, with a related charge or credit recorded to Increase in liabilities for future policy benefits in the accompanying Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2014 and 2013, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumptions ranged from 0.66% to 11.29% for 2014 and 4.48% to 7.33% for 2013.

•	Volatility assumption ranged from 1.21% to 31.23% for 2014 and from 13.11% to 14.21% for 2013.

•	Mortality was assumed to be 100.5% of an internally developed mortality table for both 2014 and 2013.

•	Lapse rates vary by contract type and duration and ranged from 1.00% to 32.00%, with an average of 5.25% for 2014 and from 0.5% to 31.73%, with an average of 5.31% for 2013.

•	Discount rates ranged from 4.29% to 7.61% for 2014 and 2013.

The GFIB liability is determined each period by estimating the expected guaranteed minimum income benefit amounts, less the benefit amounts funded by income benefit purchases, and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates and adjusts the liability balance, with a related charge or credit recorded to Increase in liabilities for future policy benefits in the accompanying Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GFIB liability at December 31, 2014 and 2013, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption ranged from 0.66% to 11.29% for 2014, and 0.11% to 9.99% for 2013.

•	Volatility assumption ranged from 1.21% to 31.23% for 2014, and from 0.04% to 31.28% for 2013.

•	Mortality assumption used to project future claims is the Company’s GLI 12(15) Mortality Table in 2014.

•	Lapse rates vary by contract type and duration and range from 1.50% to 21.00%, with an average of 1.60% for 2014, and from 1.00% to 20.00%, with an average of 1.00% for 2013.

•	Discount rates ranged from 4.29% to 6.64% for 2014 and 2013.

The GLWB liability is determined each period end by estimating the expected payments after the account balance is depleted and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates and adjusts the additional liability balance, with a related charge or credit to Increase in liabilities for future policy benefits in the accompanying Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GLWB liability at December 31, 2014:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mortality was assumed to be 100% of the Company’s GLI 12(15) Mortality Table.

•	Lapse rates vary by contract type and duration, and range from 1.00% to 10.00%, with an average of 1.00%.

•	Discount rates ranged from 2.36% to 4.31%.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table presents the aggregate fair value of assets at December 31, 2014 and 2013, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB, GMAB, GFIB, EBB and GLWB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB, GFIB and EBB guarantees in each contract, the GMDB, GMAB, GFIB and EBB amounts listed are not mutually exclusive (in millions):

	2014
	GMDB	GMAB	GFIB	EBB	GLWB	Total
Separate account:
Equity	$13,098	$3,582	$133	$33	$–	$16,846
Fixed income	5,238	1,467	67	13	–	6,785
Balanced	4,294	1,241	13	9	–	5,557

Total separate account	22,630	6,290	213	55	–	29,188
General account	3,754	329	8	7	14	4,112

Total	$26,384	$6,619	$221	$62	$14	$33,300

	2013
	GMDB	GMAB	GFIB	EBB	Total
Separate account:
Equity	$11,728	$3,072	$87	$30	$14,917
Fixed income	4,884	1,242	40	12	6,178
Balanced	3,936	1,168	8	8	5,120

Total separate account	20,548	5,482	135	50	26,215
General account	3,720	284	14	6	4,024

Total	$24,268	$5,766	$149	$56	$30,239

Additional Liability for Individual Life Products

Certain individual life products require additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company’s individual life contracts, this requirement primarily affects universal life policies with secondary guarantees. For these policies, we define excess insurance benefits as death benefits paid in excess of account balance released on death when the policy is either being held in force by the presence of a no lapse guarantee or when an amount in excess of the account balance results from a GMDB.

Generally, the Company has separately defined an excess insurance benefit to exist when expected mortality exceeds all assessments. This insurance benefit is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments. The liability for excess insurance benefit features reflected in the general account and included in Future policy benefits in the accompanying Consolidated Statements of Financial Position was $132 million, $98 million and $80 million at December 31, 2014, 2013 and 2012, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 13 — DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

Deferred Policy Acquisition Costs

The following is an analysis of DAC for the years ended December 31, 2014, 2013 and 2012 (in millions):

	2014	2013	2012
Balance at beginning of year	$2,847	$2,027	$2,313
Current year additions	468	426	351
Amortization — current year	(533)	(394)	(523)
Amortization — impact of assumption and experience unlocking(1)	90	13	45
Amortization — impact of extending the useful life(2)	289	–	–

Balance at end of year before related adjustments	3,161	2,072	2,186
Adjustment for changes in unrealized net investment gains	(120)	775	(159)

Balance at end of year	$3,041	$2,847	$2,027

(1)

In the table above, the positive impact of assumption and experience unlocking on amortization includes $3 million, $(36) million and $7 million of out of period adjustments that (increased) reduced amortization for the years ended December 31, 2014, 2013 and 2012, respectively. The 2013 adjustment for changes in unrealized net investment gains or losses is net of an out of period adjustment of $(145) million related to a prior period adjustment to DAC through AOCI. The Company has evaluated these out of period adjustments and concluded that individually and collectively they are not material to the financial statements for all years presented.

(2)

The Company reviewed the reasonableness of the assumptions used to determine the amortization period for certain universal life and variable deferred annuity contracts and determined, based on better than expected persistency of these products, that the useful life should be extended, resulting in a positive impact to DAC amortization in 2014.

Sales Inducements

The following is an analysis of deferred sales inducements included in Other assets in the accompanying Consolidated Statements of Financial Position for the years ended December 31, 2014, 2013 and 2012 (in millions):

	2014	2013	2012
Balance at beginning of year	$549	$530	$457
Current year additions	117	106	159
Amortization — current year	(44)	(137)	(92)
Amortization — Impact of assumption and experience unlocking	12	36	10

Balance at end of year before related adjustments	634	535	534
Adjustment for changes in unrealized net investment gains	–	14	(4)

Balance at end of year	$634	$549	$530

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 14 — REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. The Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for certain products. For the policies reinsured, the Company typically retains between 10% and 60% of each risk, with a minimum size policy ceded of $1 million for joint life and no minimum size for single life. Most of the reinsured business is on an automatic basis. Cases in excess of the Company’s retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

On July 1, 2002, the Company transferred all of the liabilities and assets of its Taiwan Branch to Taiwan Corporation, an indirect subsidiary of New York Life, that was sold to Yuanta Financials Holding Co., Ltd. (“Yuanta”) on December 31, 2013. Taiwan Corporation is liable for all policyholder obligations on its balance sheet, including policies issued prior to July 2002, when Taiwan Corporation was a branch of the Company. As part of the sale agreement, Yuanta has guaranteed Taiwan Corporation’s obligation with respect to these policyholder obligations. The Company accounts for the policies issued prior to July 2002 as 100% coinsured, and records policyholder liabilities associated with those policies, as well as a reinsurance recoverable asset from Taiwan Corporation/Yuanta.

The effect of this reinsurance agreement with Taiwan Corporation/ Yuanta for the years ended December 31, 2014, 2013 and 2012 was as follows (in millions):

	2014(1)	2013	2012
Amounts recoverable from reinsurer(2)	$1,205	$1,049	$1,027
Premiums ceded	$74	$65	$66
Benefits ceded	$46	$50	$28

(1)

Beginning in 2014, the results for this transaction are recorded on a quarter lag. The amounts recoverable from reinsurer and policyholder liabilities represent balances as of September 30, 2014. Premiums ceded and benefits ceded represent balances for the nine months ended September 30, 2014 plus an estimate for the three months ended December 31, 2014.

(2)	The Company recorded policyholder liabilities of $1,205 million, $1,049 million, and $1,027 million at December 31, 2014, 2013, and 2012, respectively,

In December 2004, the Company reinsured 90% of a block of in-force life insurance business, consisting of universal life, variable universal life (“VUL”), Target Life and Asset Preserver, with New York Life. The agreement uses a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for the VUL policies in the Separate Accounts. Under both the MODCO and funds withheld treaties, the Company retains the assets held in relation to the policyholders’ account balances and separate account liabilities. An experience refund is paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under authoritative guidance related to derivatives and hedging, the funds withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. Refer to note 7 — Derivative Instruments and Risk Management for additional details.

In connection with the reinsurance agreement with New York Life, described above, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2014, 2013 and 2012, $1 million of the deferred gain was amortized and is included in the Net revenue from reinsurance in the accompanying Consolidated Statements of Operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The effect of this reinsurance agreement with New York Life for the years ended December 31, 2014, 2013 and 2012 was as follows (in millions):

	2014	2013	2012
Fees-universal life policies ceded	$241	$246	$252
Net revenue from reinsurance	$85	$70	$85
Policyholders’ benefits ceded	$151	$160	$161
Amounts recoverable from reinsurer	$4,364	$6,833	$6,634
Amounts payable to reinsurer	$4,366	$6,833	$6,622
Other liabilities (deferred gain, net of amortization)	$13	$14	$15

In 2014, the Company determined it had overstated the Amounts recoverable from reinsurer — affiliated and the Amounts payable to reinsurer — affiliated by $2,305 million in the accompanying Consolidated Statement of Financial Position at December 31, 2013. The overstatement did not have an impact on the Company’s equity or net income and did not affect the Company’s Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income, Consolidated Statements of Stockholder’s Equity or Consolidated Statements of Cash Flows and did not materially impact total assets or total liabilities. The Amounts recoverable from reinsurer — affiliated and the Amounts payable to reinsurer — affiliated were corrected in 2014.

The Company obtains coverage of mortality risk in excess of its retention limits from New York Life on a yearly renewable term basis. The premiums for this coverage were $19 million, $18 million and $14 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance which the Company cannot collect. Four reinsurance companies account for approximately 81% and 83% of the reinsurance ceded to non-affiliates at December 31, 2014 and 2013, respectively.

The effects of all reinsurance for the years ended December 31, 2014, 2013 and 2012 were as follows (in millions):

	2014	2013	2012
Premiums:
Direct	$3,198	$3,449	$2,882
Assumed	3	3	3
Ceded	(78)	(68)	(69)

Net premiums	$3,123	$3,384	$2,816

Fees-universal life and annuity policies ceded	$601	$586	$583
Net revenue from reinsurance	$86	$71	$85
Policyholders’ benefits ceded	$520	$571	$515
Increase in ceded liabilities for future policy benefits	$12	$26	$13
Other liabilities (deferred gain, net of amortization)	$13	$14	$15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 15 — COMMITMENTS AND CONTINGENCIES

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the consolidated financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations, which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

The Company received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in guaranty fund assessments against the Company of approximately $4 million and $9 million, which have been accrued in Other liabilities in the accompanying Consolidated Statements of Financial Position at December 31, 2014 and 2013, respectively. The Company expects to recover $23 million and $24 million at December 31, 2014 and 2013, respectively, of premium offsets reflected in Other assets on the accompanying Consolidated Statements of Financial Position.

Guarantees

The Company, in the ordinary course of its business, has numerous agreements with respect to its related parties and other third-parties. In connection with such agreements there may be related commitments or contingent liabilities, which may take the form of guarantees. The Company believes the ultimate liability that could result from any such guarantees would not have a material adverse effect on the Company’s financial position.

Loaned Securities and Repurchase Agreements

At December 31, 2014 and 2013, $537 million and $489 million, respectively, of the Company’s fixed maturities were on loan to others. Such assets reflect the extent of the Company’s involvement in securities lending, not the Company’s risk of loss. At December 31, 2014 and 2013, the Company recorded cash collateral received under these agreements of $550 million and $500 million, respectively, and established a corresponding liability for the same amount, which is included in Other liabilities in the accompanying Consolidated Statements of Financial Position. The Company did not hold collateral in the form of securities at December 31, 2014 and 2013.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company had agreements to purchase and resell securities totaling $133 million and $101 million at an average coupon rate of 0.06% and 0.01% at December 31, 2014 and 2013, respectively, which are included in Securities purchased under agreements to resell in the accompanying Consolidated Statements of Financial Position.

At December 31, 2014 and 2013, the Company had no agreements outstanding to sell and repurchase securities.

The following tables represent recognized repurchase agreements and securities lending transactions that are subject to an enforceable master netting agreement or similar agreement for the years ended December 31, 2014 and 2013 (in millions):

	2014
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral	Net Amount
Offsetting of financial assets:
Securities purchased under agreement to resell	$133	$–	$133	$(133)	$–

Total assets	$133	$–	$133	$(133)	$–

	2013
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral		Net Amount
Offsetting of financial assets:
Securities purchased under agreement to resell	$101	$–	$101	$(101	)(1)	$–

Total assets	$101	$–	$101	$(101)		$–

(1)

The actual collateral that is held by the custodian is $103 million, which was capped at the amount recorded in the Consolidated Statements of Financial Position in accordance with the authoritative guidance.

	2014
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral		Net Amount
Offsetting of financial liabilities:
Securities entered into a security lending agreement	$550	$–	$550	$(550	)(1)	$–

Total liabilities	$550	$–	$550	$(550)		$–

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2013
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral		Net Amount
Offsetting of financial liabilities:
Securities entered into a security lending agreement	$500	$–	$500	$(500	)(2)	$–

Total liabilities	$500	$–	$500	$(500)		$–

(1)	The amount represents the cash collateral received. The securities lent, which remain on the Consolidated Statements of Financial Position, have a fair value of $537 million.

(2)	The amount represents the cash collateral received. The securities lent, which remain on the Consolidated Statements of Financial Position, have a fair value of $489 million.

Liens

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

NOTE 16 — INCOME TAXES

A summary of the components of the total Income tax expense for the years ended December 31, 2014, 2013 and 2012, included in the accompanying Consolidated Statements of Operations, are as follows (in millions):

	2014	2013	2012
Current:
Federal	$212	$132	$174
State and local	5	11	5
Foreign	1	1	–

	218	144	179
Deferred:
Federal	127	49	61

Income tax expense	$345	$193	$240

Pursuant to the tax allocation agreement discussed in Note 3 — Significant Accounting Policies, the Company recorded a net income tax receivable from New York Life of $52 million and $73 million at December 31, 2014 and 2013, respectively, which is included in Other assets in the accompanying Consolidated Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company’s actual income tax expense for the years ended December 31, 2014, 2013 and 2012 differs from the expected amount computed by applying the U.S. statutory federal income tax rate of 35% for the following reasons ($ in millions):

	2014		2013		2012
Statutory federal income tax expense	$465	35.0%	$301	35.0%	$298	35.0%
Tax exempt income	(63)	(4.2)	(36)	(4.3)	(18)	(2.1)
Audit liability	(3)	(0.8)	3	0.4	1	0.1
Investment credits	(55)	(4.1)	(50)	(5.8)	(44)	(5.2)
Tax settlements	–	0.0	(30)	(3.5)	–	0.0
Other	1	0.1	5	0.7	3	0.4

Actual income tax expense	$345	26.0%	$193	22.5%	$240	28.2%

The Company recognized a tax benefit in 2013 of $30 million related to the settlement with the Appeals Office of the Internal Revenue Service (“IRS”) of issues for the 2002-2004 tax years.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company’s management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been recorded.

The components of the net deferred tax liability reported in Other liabilities in the accompanying Consolidated Statements of Financial Position at December 31, 2014 and 2013 are as follows (in millions):

	2014	2013
Deferred tax assets:
Future policy benefits	$822	$770
Employee and agents benefits	56	69
Other	–	19

Gross deferred tax assets	878	858

Deferred tax liabilities:
DAC	690	683
Investments	1,350	656
Other	225	187

Gross deferred tax liabilities	2,265	1,526

Net deferred tax liability	$1,387	$668

The Company does not have net operating or capital loss carryforwards.

The Company’s federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2007. In 2012, the IRS began its examination of tax years 2008 through 2010. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these audits. The Company believes that its recorded income tax liabilities for uncertain tax positions are adequate for all open years.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2014, 2013 and 2012 are as follows (in millions):

	2014	2013	2012
Beginning of period balance	$71	$71	$71
Additions for tax positions of prior year	23	3	–
Additions for tax positions of current year	5	–	–
Settlements with tax authorities	–	(3)	–

End of period balance	$99	$71	$71

The Company had unrecognized tax benefits that, if recognized, would impact the effective tax rate by $32 million, $5 million and $2 million at December 31, 2014, 2013 and 2012, respectively. Total interest expense associated with the liability for unrecognized tax benefits was less than $1 million for December 31, 2014 and $2 million for the years ended December 31, 2013 and 2012, and is included in Income tax expense in the accompanying Consolidated Statements of Operations. The Company accrued interest associated with the liability for unrecognized tax benefits of $13 million, $13 million and $9 million at December 31, 2014, 2013 and 2012, respectively, and is included in Other liabilities in the accompanying Consolidated Statements of Financial Position. The less than $1 million increase from December 31, 2013 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of less than $1 million of interest expense. The $4 million increase from December 31, 2012 is the result of an increase of $3 million of interest expense and a $1 million increase resulting from settlements with tax authorities. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 17 — DEBT

Recourse Debt

The Company issued a promissory note on November 1, 2006, in the amount of $8 million at a fixed interest rate of 5.5% per annum in connection with the purchase of a membership interest in Aeolus Wind Power II LLC. The note calls for the Company to make quarterly payments of principal and interest, with the first installment paid on January 31, 2007 and the final installment due on July 31, 2016. The note may not be prepaid in whole or in part, and there are no collateral requirements. The carrying amount of the note was $1 million and $2 million at December 31, 2014 and 2013, respectively.

Non-Recourse Debt

At December 31, 2014 and 2013, the Company was required to consolidate one structured investment, in which the Company is considered the primary beneficiary, with an outstanding debt balance of $1 million and $1 million, respectively. Refer to Note 6 – Investments for a discussion on VIEs.

NOTE 18 — SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes paid were $198 million, $276 million and $233 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Total interest paid was $9 million, $12 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Non-cash transactions

The Company’s non-cash investing transactions were less than $1 million for the years ended December 31, 2014 and 2013.

The Company’s non-cash investing transactions were $3 million, related to non-cash acquisitions of foreclosed property and non-redeemable preferred stock, at December 31, 2012.

NOTE 19 — STATUTORY FINANCIAL INFORMATION

The NAIC Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has one permitted practice related to certain separate account assets that are valued at book value instead of market value.

A reconciliation of the Company’s statutory capital and surplus at December 31, 2014 and 2013 between practices prescribed or permitted by the Department and NAIC SAP is shown below (in millions):

	2014	2013
Statutory capital and surplus, Delaware basis	$7,669	$6,748
State prescribed or permitted practices:
Presenting guaranteed and variable universal life separate accounts at book value	290	108

Statutory capital and surplus, NAIC SAP	$7,959	$6,856

The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company’s surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life, at December 31, 2014 or 2013. As of December 31, 2014, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $3,716 million. The maximum amount of dividends that may be paid in 2014 without prior approval is $728 million.

NOTE 20 — SUBSEQUENT EVENTS

On February 18, 2015, the Company became a member of the Federal Home Loan Bank (“FHLB”) of Pittsburgh with a purchase of $25 million membership stock. The Company has not posted any collateral or made any borrowings as of the date the financial statements were available to be issued. The Company’s ability to borrow is only limited by the eligible collateral posted to the FHLB of Pittsburgh.

Other than the matter noted above, as of March 12, 2015, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying consolidated financial statements that would have a material effect on the financial condition of the Company.

Independent Auditor’s Report

To the Board of Directors of

New York Life Insurance and Annuity Corporation:

We have audited the accompanying consolidated financial statements of New York Life Insurance and Annuity Corporation and its subsidiaries (the “Company”), which comprise the consolidated statement of financial position as of December 31, 2014 and 2013, and the related consolidated statement of operations, of comprehensive income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2014.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries at December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As disclosed in Note 11 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

New York, New York

March 12, 2015

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(NYLIAC) NI070

PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements.

All required financial statements are included in Part B of this Registration Statement.

b. Exhibits.

(1)	Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation (“NYLIAC”) authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant’s Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(2)	Not applicable.

(3)(a)	Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), and incorporated herein by reference.

(3)(b)	Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant’s Post-Effective Amendment No. 5 on Form N-4 , and incorporated herein by reference.

(3)(c)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(3)(c)(1)	Form of Amendment to Distribution and Underwriting Agreement between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC, dated March 6, 2015 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(g)(1) to Post-Effective Amendment No. 38 to the registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File No. 002-86083), filed 4/14/2015 and incorporated herein by reference.

(4)	Specimen Policy - Previously filed as Exhibit (4) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Registrant’s Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(5)	Form of application for a Policy - Previously filed as Exhibit (5) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant’s Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(5)(a)	Form of Application for LifeStages Deferred Variable Annuities (204-593) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(e) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(6)(a)	Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(a)(1)	Amended and Restated Certificate of Incorporation of NYLIAC (executed May 1, 2009) - Previously filed as Exhibit (6)(a)(1) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed April 11, 2013 and incorporated herein by reference.

(6)(b)(1)	By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(2)	Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(6)(b)(3)	Amended and Restated By-Laws of NYLIAC (effective May 1, 2009) - Previously filed as Exhibit (6)(b)(3) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed April 11, 2013 and incorporated herein by reference.

(7)	Not applicable.

(8)(a)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for New York Life MFA Series Fund, Inc. (File No. 002-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(b)	Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(c)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(d)	Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(e)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(f)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC, as amended, dated November 23, 2009 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(8)(g)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed as Exhibit 8(h) to Registrant’s Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.

(8)(h)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed as Exhibit 8(i)to Registrant’s Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.

(8)(i)	Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed as Exhibit 8(j) to Registrant’s Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.

(8)(j)	Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(k)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l)	Amendment dated September 27, 2002 to Stock Sale Agreement dated June 4, 1993 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(m)	Form of Participation Agreement among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(n)	Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), file 5/14/03 and incorporated herein by reference.

(8)(o)	Form of Participation Agreement among Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(p)	Form of Distribution and Service Agreement, Class A Shares, between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(q)	Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

(8)(r)	Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(8)(s)	Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 231.102(e) as Exhibit (8)(t) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(t)	Agreement between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 231.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(u)	Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(8)(v)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(w)	12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Series Fund, Inc. between NYLIFE Distributors LLC and NYLIAC dated 12/22/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(x)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(y)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) ad Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC, Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(8)(z)	Form of PIMCO Services Agreement For Advisor Class Shares of PIMCO Variable Insurance Trust, dated as of January 14, 2010, between NYLIAC and Pacific Investment Management Company LLC- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(z) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(8)(a)(a)	Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Advisors, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(a)(a) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(8)(b)(b)	Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Variable Series Funds, Inc., Blackrock Investments, LLC, and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(b)(b) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(8)(c)(c)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(8)(d)(d)	Amended and Restated 12b-1 Plan Services Agreement for the Service Class Shares of the MainStay VP Funds Trust between NYLIFE Distributors LLC and NYLIAC, dated April 29, 2011 - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit 8 (8)(d)(d) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(8)(e)(e)	Form of PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, and effective May 1, 2014, between Pacific Investment Management Company LLC and New York Life Insurance and Annuity Corporation – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(e)(e) to Post-Effective Amendment No. 28 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/14 and incorporated herein by reference.

(8)(f)(f)	Form of Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, between PIMCO Investments LLC and New York Life Insurance and Annuity Corporation – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(f)(f) to Post-Effective Amendment No. 28 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/14 and incorporated herein by reference.

(8)(g)(g)	Form of Participation Agreement among Columbia Funds Variable Series Trust II, Columbia Management Investment Distributors, Inc. and New York Life Insurance and Annuity Corporation, dated March 1, 2015 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(g)(g) to Post-Effective Amendment No. 29 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/2015 and incorporated herein by reference.

(9)	Opinion and Consent of Thomas F. English, Esq. - filed herewith.

(10)(a)	Consent of PricewaterhouseCoopers LLP - filed herewith.

(10)(b)	Powers of Attorney for Christopher Ashe, Director and Senior Vice President of NYLIAC – Filed herewith.

(10)(c)	Powers of Attorney for David G. Bedard, Director and Senior Vice President of NYLIAC – Filed herewith.

(10)(d)	Powers of Attorney for Christopher O. Blunt, Director, Executive Vice President and Co-President Insurance & Agency Group of NYLIAC – Filed herewith.

(10)(e)	Powers of Attorney for David Cruz, Director and Senior Vice President of NYLIAC – Filed herewith.

(10)(f)	Powers of Attorney for John T. Fleurant, Director, Executive Vice President and Chief Financial Officer of NYLIAC – Filed herewith.

(10)(g)	Powers of Attorney for Robert M. Gardner, Director and Vice President of NYLIAC – Filed herewith.

(10)(h)	Powers of Attorney for John Y. Kim, Director, Vice Chairman and President Investments Group of NYLIAC – Filed herewith.

(10)(i)	Powers of Attorney for Theodore A. Mathas, Chairman and President of NYLIAC – Filed herewith.

(10)(j)	Powers of Attorney for Mark W. Pfaff, Director, Executive Vice President & Co-President Insurance & Agency Group of NYLIAC – Filed herewith.

(10)(k)	Powers of Attorney for Arthur H. Seter, Director, Senior Vice President & Chief Investment Officer of NYLIAC – Filed herewith.

(10)(l)	Powers of Attorney for Joel M. Steinberg, Director, Senior Vice President, Chief Risk Officer & Chief Actuary of NYLIAC – Filed herewith.

(10)(m)	Powers of Attorney for Susan A. Thrope, Director of NYLIAC – Filed herewith.

(11)	Not applicable.

(12)	Not applicable.

(13)	Schedule of Computations - previously filed as Exhibit 13 to Registrant’s Post-Effective Amendment No. 8 on Form N-4 and incorporated herein by reference.

ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Theodore A. Mathas	Director, Chairman & President
Christopher Ashe	Director & Senior Vice President
David G. Bedard	Director & Senior Vice President
Christopher O. Blunt	Director, Executive Vice President & Co-President Insurance & Agency Group
David Cruz	Director & Senior Vice President
John T. Fleurant	Director, Executive Vice President & Chief Financial Officer
Robert M. Gardner	Director & Vice President
John Y. Kim	Director, Vice Chairman & President Investments Group
Mark W. Pfaff	Director, Executive Vice President & Co-President Insurance & Agency Group
Arthur H. Seter	Director, Senior Vice President & Chief Investment Officer
Joel M. Steinberg	Director, Senior Vice President, Chief Risk Officer & Chief Actuary
Susan A. Thrope	Director
Sara L. Badler	Senior Vice President & Legal Officer
Annamaria Banaszek	Senior Vice President
Joseph M. Bennett	Senior Vice President
Scott L. Berlin	Senior Vice President
David J. Castellani	Senior Vice President
Thomas Cole	Senior Vice President
Michael Del Secolo	Senior Vice President & Chief Technology Officer
Craig L. DeSanto	Senior Vice President & Actuary
Robert A. DiMella	Senior Vice President
Thomas F. English	Senior Vice President & Chief Legal Officer
Stephen P. Fisher	Senior Vice President
Thomas J. Girard	Senior Vice President
Troy E. Glover	Senior Vice President
Matthew M. Grove	Senior Vice President
Robert J. Hebron	Senior Vice President
Thomas A. Hendry	Senior Vice President & Treasurer
John M. Loffredo	Senior Vice President
Anthony R. Malloy	Senior Vice President
Gail A. McDermott	Senior Vice President
Barbara J. McInerney	Senior Vice President & Chief Compliance Officer
Francis Ok	Senior Vice President
Michael M. Oleske	Senior Vice President & Chief Tax Counsel
Susan L. Paternoster	Senior Vice President
Gideon A. Pell	Senior Vice President
Jeffrey S. Phlegar	Senior Vice President
Dan C. Roberts	Senior Vice President
Gerard A. Rocchi	Senior Vice President
Jerrold K. Senser	Senior Vice President
George S. Shively	Senior Vice President & Legal Officer
Mark W. Talgo	Senior Vice President
Jae Yoon	Senior Vice President
Mitchell P. Ascione	Vice President
Steven Attias	Vice President & Chief Information Security Officer
Karen A. Bain	Vice President - Tax
Lee C. Baker	Vice President
Judy R. Bartlett	Vice President & Associate Legal Officer
Jacqueline M. Barton	Vice President
John Bonvouloir	Vice President
Jeanne M. Carbone	Vice President
Ramon A. Casanova	Vice President & Actuary
Roger Chen	Vice President
Louis N. Cohen	Vice President
James J. Cristallo	Vice President & Actuary
Paul K. Cunningham	Vice President
Karen J. DeToro	Vice President
Robert H. Dial	Vice President
Mayra L. Diaz	Vice President
Kathleen A. Donnelly	Vice President
Robert Donohue	Vice President & Assistant Treasurer
Michael G. Dubrow	Vice President
Jonathan Feinstein	Vice President
Robert E. Ferguson	Vice President
Anthony Ferraro	Vice President & Actuary
Edward J. Fitzgerald	Vice President
Michael Fong	Vice President & Actuary
Stephanie A. Frawley	Vice President
Brian Furlong	Vice President
Thomas J. Gangemi	Vice President
Ross M. Goldstein	Vice President
Nicholas Grecco	Vice President
Jane L. Hamrick	Vice President & Actuary
Thomas S. Heller	Vice President
Eric S. Hoffman	Vice President
Dylan W. Huang	Vice President & Actuary
Joseph E. Hynes	Vice President
Robert J. Hynes	Vice President
Robert Karmen	Vice President & Associate Legal Officer
Jeffrey Killian	Vice President
Michael Kimble	Vice President
Joseph D. Koltisko	Vice President
Linda M. Kraus	Vice President
Jodi L. Kravitz	Vice President & Actuary
Melissa Kuan	Vice President
Michael P. Lackey	Vice President
Karen J. Lamp	Vice President & Associate Legal Officer
Richard B. Leber	Vice President, Associate Legal Officer & Assistant Secretary
Scott L. Lenz	Vice President & Associate Tax Counsel
Brian C. Loutrel	Vice President & Chief Privacy Officer
Eric J. Lynn	Vice President & Actuary
Ralph S. Marinaccio	Vice President
Conner McGee	Vice President
Timothy M. McGinnis	Vice President
Stephen J. McNamara	Vice President & Actuary
Eric A. Moffitt	Vice President
Ryan J. Morris	Vice President & Actuary
Jaime Mosquera	Vice President & Actuary
Corey B. Multer	Vice President
Marijo F. Murphy	Vice President
Charles E. Nachman	Vice President
Kathleen Navarro	Vice President
Nicholas Pasyanos	Vice President & Actuary
Valerie L. Perry	Vice President - Underwriting
Mike Petty	Vice President
Paul Quartararo	Vice President & Chief Medical Officer
Janis C. Rubin	Vice President
Amaury J. Rzad	Vice President
Richard C. Schwartz	Vice President & Actuary
Scott R. Seewald	Vice President
Joseph J. Shannon	Vice President
Irwin Silber	Vice President & Actuary
Kevin M. Smith	Vice President
Thomas C. Sorg	Vice President
Andrew P. Starr	Vice President
Monica Suryapranata	Vice President & Actuary
Matthew T. Swanson	Vice President
William P. Tate	Vice President
Sandra G. Tillotson	Vice President
Thomas J. Troeller	Vice President & Actuary
Victor A. Verastegui	Vice President
Taylor Wagenseil	Vice President
Robin M. Wagner	Vice President
Richard M. Walsh	Vice President
Scott W. Weinstein	Vice President
Charles A. Whites	Vice President & Associate Legal Officer
Michellen Wildin	Vice President
Matthew D. Wion	Vice President & Actuary
Michael A. Yashnyk	Vice President
Paul Zeng	Vice President & Actuary
Anna Louise Bidwell	Associate Legal Officer & Secretary

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Eclipse Funds Inc.(1)	Maryland
ICAP Funds Inc.	Maryland
Eclipse Funds(1)	Massachusetts
The MainStay Funds(1)	Massachusetts
MainStay VP Funds Trust(1)(2)	Maryland
MainStay Funds Trust	Delaware
New York Life Insurance and Annuity Corporation	Delaware
Pacific Square Investments LLC	Delaware
29 Park Investments No. 2 Limited	Cayman Islands
NYLIFE LLC	Delaware
Eagle Strategies LLC	Delaware

(1)	Registered investment company as to which New York Life (“NYL”) and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

(2)	New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

(+)	By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Biris Holdings LLC	Delaware
NYL Investors LLC	Delaware
NYL Investors (U.K.) Limited	United Kingdom
NYL Real Assets LLC	Delaware
NYL Wind Investments LLC	Delaware
New York Life Short Term Fund[1]	New York
NYLIFE Insurance Company of Arizona	Arizona
29 Park Investments No. 1 Limited	Cayman Islands
New York Life Insurance and Annuity Corporation	Delaware
Pacific Square Investments LLC	Delaware
29 Park Investments No. 2 Limited	Cayman Islands
New York Life Enterprises LLC	Delaware
New York Life International Holdings Limited	Mauritius	95%[2]
New York Life International India Fund Mauritius LLC	Mauritius	92.97%
NYL Cayman Holdings Ltd.	Cayman Islands
NYL Worldwide Capital Investments LLC	Delaware
NYLIFE Thailand, Inc.	Delaware
PMCC Ltd.	Thailand	100%
NYLI-VB Asset Management Co. Mauritius LLC	Mauritius	90%
Seguros Monterrey New York Life, S.A. de C.V.	Mexico	99.998%[3]
Administradora de Conductos SMNYL, S.A. de C.V.	Mexico	99%
Agencias de Distribucion SMNYL, S.A. de C.V.	Mexico	99%
NYLIM Jacob Ballas India Holdings IV	Mauritius
New York Life Investment Management Holdings LLC	Delaware
Institutional Capital LLC	Delaware
MacKay Shields LLC	Delaware
MacKay Shields Core Plus Opportunities Fund GP LLC	Delaware
MacKay Shields Core Plus / Opportunities Fund LP	Delaware
MacKay Municipal Managers Opportunities GP LLC	Delaware
MacKay Municipal Opportunities Master Fund, L.P.	Delaware
MacKay Municipal Opportunities Fund, L.P.	Delaware
MacKay Municipal Managers Credit Opportunities GP LLC	Delaware
MacKay Municipal Credit Opportunities Master Fund, L.P.	Delaware
MacKay Municipal Credit Opportunities Fund, L.P.	Delaware
MacKay Municipal Short Term Opportunities Fund GP LLC	Delaware
MacKay Shields Short Term Opportunities Fund LP	Delaware
Plainview Funds plc	Ireland	50% (MacKay Shields Employee: 50%)
MacKay Shields High Yield Active Core Fund GP LLC Delaware
MacKay Shields High Yield Active Core Fund LP	Delaware
MacKay Shields Credit Strategy Fund Ltd	Cayman Islands
MacKay Shields Credit Strategy Partners LP	Delaware
MacKay Shields Core Fixed Income Fund GP LLC	Delaware
MacKay Shields Core Fixed Income Fund LP	Delaware
MacKay Shields (International) Ltd. (“MSIL”)	UK
MacKay Shields (Services) Ltd. (“MSSL”)	UK
MacKay Shields UK LLP(MSIL: 99%; MSSL: 1%)	UK
MacKay Shields General Partner (L/S) LLC	Delaware
MacKay Shields Long/Short Fund LP	Delaware
MacKay Shields Long/Short Fund (Master), LP	Delaware
Madison Capital Funding LLC	Delaware
Madison Avenue Loan Fund GP LLC	Delaware
Madison Avenue Loan Fund LP	Delaware
MCF Co-Investment GP LLC	Delaware
MCF Co-Investment GP LP	Delaware
Madison Capital Funding Co-Investment Fund LP	Delaware
MCF Fund I LLC	Delaware
Warwick McAlester Holdings, LLC	Delaware
Chancellor Lane, LLC (dba Sullivan Flotation Systems, Inc)	Delaware
Electric Avenue, LLC (dba Atlantic-Meeco Holding, Inc.)	Delaware
MCF Capital Management LLC (“MCFCMLLC”)	Delaware
Cornerstone Capital Management Holdings LLC	Delaware
Cornerstone Capital Management, LLC	Delaware	51%
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	Delaware
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	Delaware

GoldPoint Partners LLC	Delaware
New York Life Capital Partners, L.L.C.	Delaware
New York Life Capital Partners, L.P.	Delaware
New York Life Capital Partners II, L.L.C.	Delaware
New York Life Capital Partners II, L.P.	Delaware
New York Life Capital Partners III GenPar GP, LLC	Delaware
New York Life Capital Partners III GenPar, L.P.	Delaware
New York Life Capital Partners III, L.P.	Delaware
NYLCAP III RBG Corp.	Delaware
New York Life Capital Partners III-A, L.P.	Delaware
NYLCAP III-A RBG Corp.	Delaware
New York Life Capital Partners IV GenPar GP, LLC	Delaware
New York Life Capital Partners IV GenPar, L.P.	Delaware
New York Life Capital Partners IV, L.P.	Delaware
New York Life Capital Partners IV-A, L.P.	Delaware
GoldPoint Partners Co-Investment V GenPar GP LLC	Delaware
GoldPoint Partners Co-Investment V GenPar, L.P.	Delaware
GoldPoint Partners Co-Investment V, L.P.	Delaware
GoldPoint Partners Co-Investment V ECI Blocker Holdco A, LP	Delaware
GoldPoint Partners Co-Investment V ECI Blocker A, LP	Delaware
GoldPoint Partners Co-Investment V ECI Blocker Holdco B, LP	Delaware
GoldPoint Partners Co-Investment V ECI Blocker B, LP	Delaware
GoldPoint Partners Co-Investment V ECI Blocker Holdco C, LP	Delaware
GoldPoint Partners Co-Investment V ECI Blocker C, LP	Delaware
GoldPoint Partners Co-Investment V ECI Blocker Holdco D, LP	Delaware
GoldPoint Partners Co-Investment V ECI Blocker D, LP	Delaware
NYLCAP 2010 Co-Invest GenPar GP, LLC	Delaware
NYLCAP 2010 Co-Invest GenPar L.P.	Delaware
NYLCAP 2010 Co-Invest L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco A L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker A L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco E L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker E L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco F L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker F L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco G L.P.	Delaware
NYLCAP 2010 C0-Invest ECI Blocker G L.P.	Delaware
NYLCAP Canada GenPar Inc.	Canada
NYLCAP Select Manager Canada Fund, LP	Canada
NYLCAP Canada II GenPar Inc.	Canada
NYLCAP Select Manager Canada Fund II, L.P.	Canada
NYLIM Mezzanine GenPar GP, LLC	Delaware
NYLIM Mezzanine GenPar, LP	Delaware
New York Life Investment Management Mezzanine Partners, LP	Delaware
NYLIM Mezzanine Partners Parallel Fund, LP	Delaware
NYLIM Mezzanine Partners II GenPar GP, LLC	Delaware
NYLIM Mezzanine Offshore Partners II, LP	Cayman Islands
NYLIM Mezzanine Partners II GenPar, LP	Delaware
New York Life Investment Management Mezzanine Partners II, LP	Delaware
NYLIM Mezzanine II Luxco S.à.r.l.	Luxembourg
NYLIM Mezzanine Partners II Parallel Fund, LP	Delaware
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	Luxembourg
NYLCAP Mezzanine Partners III GenPar GP, LLC	Delaware
NYLCAP Mezzanine Partners III GenPar, LP	Delaware
NYLCAP Mezzanine Partners III-K Fund, LP	Delaware
NYLCAP Mezzanine Partners III, LP	Delaware
NYLCAP Mezzanine III Luxco S.à.r.l.	Luxembourg
NYLCAP Mezzanine Partners III Parallel Fund, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	Delaware
NYLCAP Mezzanine III 2012 Luxco S.à.r.l	Luxembourg
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco A, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker A, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco B, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker B, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco C, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker C, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco D, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker D, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco E, LP	Delaware
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker E, LP	Delaware
NYLCAP Mezzanine Offshore Partners III, L.P.	Cayman Islands
NYLCAP Select Manager GenPar GP, LLC	Delaware
NYLCAP Select Manager GenPar, LP	Delaware
NYLCAP Select Manager Fund, LP	Delaware
NYLCAP Select Manager Cayman Fund, LP	Cayman Islands
NYLCAP Select Manager II GenPar GP, LLC	Delaware
NYLCAP Select Manager II GenPar, L.P.	Cayman Islands
NYLCAP Select Manager Fund II, L.P.	Cayman Islands
NYLCAP India Funding LLC	Delaware
NYLCAP India Funding III LLC	Delaware
NYLCAP Holdings	Mauritius
NYLIM Service Company LLC	Delaware
NYL Workforce GP LLC	Delaware
New York Life Investment Management LLC	Delaware
NYLIM Fund II GP, LLC	Delaware
NYLIM Real Estate Mezzanine Fund II, LP	Delaware
NYLIM-TND, LLC	Delaware
NYLIM-DCM, LLC	Delaware
NYLIM-MM, LLC	Delaware

DCM-N, LLC	Delaware	80%
DCM Warehouse Series A, LLC	Delaware
DCM Warehouse Series One, LLC	Delaware
Sixteen West Savannah, LLC	Indiana
Metropolis II Construction, LLC	Delaware
Streets Las Vegas, LLC	Arizona	90%
NYLIM RE Mezzanine Fund II Investment Corporation	Delaware
New York Life Investment Management Holdings International	Luxembourg
New York Life Investment Management Holdings II International	Luxembourg
New York Life Investment Management Global Holdings S.a.r.l.	Luxembourg
Candriam Luxco S.a.r.l.	Luxembourg
Candriam Luxembourg	Luxembourg	97.66%[4]
Candriam France	France
Candriam Dublin	Ireland
Candriam Belgium (“CANBELG”)	Belgium	99.99%[5]
Ausbil Investment Management Limited	Australia	72.31%
Ausbil Australia Pty. Ltd.	Australia
Ausbil Asset Management Pty. Ltd.	Australia
NYLIFE Distributors LLC	Delaware
NYLIM Holdings NCVAD GP, LLC	Delaware
Private Advisors L.L.C.	Delaware	64.25%
Alternative Fund LV, LLC	Delaware
Alternative Fund LV II, LLC	Delaware
Private Advisors Alternative Asset Fund LLC	Delaware
PACIF GP, LLC	Delaware
Private Advisors Coinvestment Fund, LP	Delaware
PACIF II GP, LLC	Delaware
Private Advisors Coinvestment Fund II LP	Delaware
PACIF III GP, LLC	Delaware
Private Advisors Coinvestment Fund III, LP	Delaware
PACIF Carry Parent, LLC	Delaware
PACIF Carry, LLC	Delaware
PACIF II Carry Parent, LLC	Delaware
PACIF II Carry, LLC	Delaware
PACIF III Carry Parent, LLC	Delaware
PACIF III Carry, LLC	Delaware
Private Advisors Distressed Opportunities Fund, L.P.	Delaware
PA Hedged Equity Fund, L.P.	Delaware
Private Advisors Hedged Equity Fund (QP), L.P.	Delaware
Private Advisors Hedged Equity Master Fund	Delaware
PAPEF GP, LLC	Delaware
Private Advisors Private Equity Fund, L.P.	Delaware
PAPEF Carry Parent, LLC	Delaware
PAPEF Carry, LLC	Delaware
Private Advisors Income Fund, L.P.	Delaware
Private Advisors Small Company Buyout Fund, L.P. (“PASCBF”)	Delaware
Private Advisors Alternative Small Company Buyout Fund, L.P. (“PAASCBF”)	Delaware
Small Company Buyout Blocker Corp. (“Smallco Blocker”)	Delaware
Small Company Buyout ECI, LP	Delaware	PASCBF: 88.6%; Smallco Blocker: 11.4%
Small Company Buyout Holding, LP	Delaware	PASCBF: 88.6%; PAASCBF: 11.4%
Private Advisors Small Company Buyout Fund II, L.P.	Delaware
PASCBF III GP, LLC	Delaware
Private Advisors Small Company Buyout Fund III, LP	Delaware
PASCBF IV GP, LLC	Delaware
Private Advisors Small Company Buyout Fund IV, LP	Delaware
PASCBF IV Carry Parent, LLC	Delaware
PASCBF IV Carry, LLC	Delaware
PACSBF V Carry Parent, LLC	Delaware
PASCBF Carry, LLC	Delaware

PASCBF V GP, LLC	Delaware
Private Advisors Small Company Buyout Fund V, LP	Delaware
Private Advisors Small Company Buyout Fund V-Erisa Fund, LP	Delaware
PASCPEF VI Carry Parent, LLC	Delaware
PASCPEF VI Carry, LLC	Delaware
PASCPEF VI GP, LLC	Delaware
Private Advisors Small Company Private Equity Fund VI, LP	Delaware
Montpelier Carry Parent, LLC	Delaware	PALLC: 50%; MCFCMLLC: 50%
Montpelier Carry, LLC	Delaware
Montpelier GP, LLC	Delaware	PALLC: 50%; MCFCMLLC: 50%
Montpelier Fund, L.P.	Delaware
Cuyahoga Capital Partners I Management Group, LLC	Delaware
Cuyahoga Capital Partners I, L.P.	Delaware
Cuyahoga Capital Partners II Management Group LLC	Delaware
Cuyahoga Capital Partners II LP	Delaware
Cuyahoga Capital Partners III Management Group LLC	Delaware
Cuyahoga Capital Partners III LP	Delaware
Cuyahoga Capital Partners IV Management Group LLC	Delaware
Cuyahoga Capital Partners IV LP	Delaware
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	Delaware
Cuyahoga Capital Emerging Buyout Partners LP	Delaware
Undiscovered Value Fund, LP	Delaware
UVF GP, LLC	Delaware
Flatiron CLO 2014-2 Ltd.	Cayman Islands
Flatiron CLO 2015-1 Ltd	Cayman Islands
NYLIFE LLC	Delaware
Eagle Strategies LLC	Delaware
New York Life Capital Corporation	Delaware
New York Life Trust Company	New York
NYL Executive Benefits LLC	Delaware
NYLIFE Securities LLC	Delaware
NYLINK Insurance Agency Incorporated	Delaware
NYLUK I Company	United Kingdom
NYLUK II Company	United Kingdom
Gresham Mortgage	United Kingdom
W Construction Company	United Kingdom
WUT	United Kingdom
WIM (AIM)	United Kingdom
Silver Spring, LLC	Delaware
Silver Spring Associates, L.P.	Pennsylvania
SCP 2005-C21-002 LLC	Delaware
SCP 2005-C21-003 LLC	Delaware
SCP 2005-C21-006 LLC	Delaware
SCP 2005-C21-007 LLC	Delaware
SCP 2005-C21-008 LLC	Delaware
SCP 2005-C21-009 LLC	Delaware
SCP 2005-C21-017 LLC	Delaware
SCP 2005-C21-018 LLC	Delaware
SCP 2005-C21-021 LLC	Delaware
SCP 2005-C21-025 LLC	Delaware
SCP 2005-C21-031 LLC	Delaware
SCP 2005-C21-036 LLC	Delaware
SCP 2005-C21-041 LLC	Delaware
SCP 2005-C21-043 LLC	Delaware
SCP 2005-C21-044 LLC	Delaware
SCP 2005-C21-048 LLC	Delaware
SCP 2005-C21-061 LLC	Delaware
SCP 2005-C21-063 LLC	Delaware
SCP 2005-C21-067 LLC	Delaware
SCP 2005-C21-069 LLC	Delaware
SCP 2005-C21-070 LLC	Delaware
NYMH-Ennis GP, LLC	Delaware
NYMH-Ennis, L.P.	Texas
NYMH-Freeport GP, LLC	Delaware
NYMH-Freeport, L.P.	Texas
NYMH-Houston GP, LLC	Delaware
NYMH-Houston, L.P.	Texas
NYMH-Plano GP, LLC	Delaware
NYMH-Plano, L.P.	Texas
NYMH-San Antonio GP, LLC	Delaware
NYMH-San Antonio, L.P.	Texas
NYMH-Stephenville GP, LLC	Delaware
NYMH-Stephenville, L.P.	Texas
NYMH-Taylor GP, LLC	Delaware
NYMH-Taylor, L.P.	Texas
NYMH-Attleboro MA, LLC	Delaware
NYMH-Farmingdale, NY LLC	Delaware
NYLMDC-King of Prussia GP, LLC	Delaware
NYLMDC-King of Prussia Realty, LP	Delaware
NYLife Real Estate Holdings LLC	Delaware
Huntsville NYL LLC	Delaware
CC Acquisitions, LP	Delaware
NYL Midwest Apartments LLC	Delaware
REEP-IND Aegean MA LLC	Delaware
REEP-IND Chino CA LLC	Delaware
REEP-IND Continental NC LLC	Delaware
LRC-Patriot, LLC	Delaware	93%
REEP-LRC Industrial LLC	Delaware
REEP-IND FREEDOM MA LLC	Delaware
REEP-IND Fridley MN LLC	Minnesota
REEP-IND Green Oaks IL LLC	Delaware

REEP-IND Forest Park NJ LLC	Delaware
FP Building 4 LLC	Delaware
FP Building 1-2-3 LLC	Delaware
FP Building 17, LLC	Delaware
FP Building 18, LLC	Delaware
FP Building 19, LLC	Delaware
FP Building 20, LLC	Delaware
FP Mantua Grove LLC	Delaware
FP Lot 1.01 LLC	Delaware
REEP-IND NJ LLC	Delaware
NJIND JV LLC	Delaware
NJIND Hook Road LLC	Delaware
NJIND Old Post Road LLC	Delaware
NJIND Brunswick Avenue LLC	Delaware
NJIND Raritan Center LLC	Delaware
NJIND Talmadge Road LLC	Delaware
NJIND Bay Avenue LLC	Delaware
NJIND Melrich Road LLC	Delaware
NJIND Carter Drive LLC	Delaware
NJIND Corbin Street LLC	Delaware
REEP-IND LYMAN MA LLC	Delaware
REEP-IND Kent LLC	Delaware
REEP-IND RTG NC LLC	Delaware
REEP-IND Valwood TX LLC	Delaware
REEP-MF Chandler AZ LLC	Delaware
REEP-MF Cumberland TN LLC	Delaware
Cumberland Apartments, LLC	Tennessee
REEP-MF Enclave TX LLC	Delaware
REEP-MF Issaquah WA LLC	Delaware
REEP-MF Marina Landing WA LLC	Delaware
REEP-SP Marina Landing LLC	Delaware
REEP-MF Mira Loma II TX LLC	Delaware
REEP-MF Mount Vernon GA LLC	Delaware
REEP-MF Verde NC LLC	Delaware
REEP-MF Summitt Ridge CO LLC	Delaware
REEP-MF Wallingford LLC	Delaware
REEP-MF Woodridge IL LLC	Delaware
REEP-OF Centerpointe VA LLC	Delaware
REEP-OFC 525 N Tryon NC LLC	Delaware
525 Charlotte Office LLC	Delaware	95%
REEP-OFC 575 Lex NY LLC	Delaware
REEP-OFC 575 Lex NY GP LLC	Delaware
REEP-OFC DRAKES LANDING CA LLC	Delaware
REEP OFC Westory DC LLC	Delaware
REEP-RTL SASI GA LLC	Delaware
REEP-RTL Bradford PA LLC	Delaware
REEP-RTL OAK PARK NJ LLC	Delaware
PTC Acquisitions, LLC	Delaware
Martingale Road LLC	Delaware	71.4693%

1	Control is by virtue of NYLIC and subsidiaries being general partners.
2	NYL Cayman Holdings Ltd. owns 5.0%.
3	NYL Worldwide Capital Investment LLC owns 0.002%.
4	1 share owned by Candriam Luxco S.a.r.l
5	.01% owned by New York Life Investment Management Global Holdings S.a.r.l.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of January 31, 2015, there were approximately 23,965 owners of Qualified Policies offered under this Registration Statement.

ITEM 28.  INDEMNIFICATION

Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.

Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC (Exhibit No. (6)(b)(3) hereto) for the full text of the indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL	UNDERWRITERS

(a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

NYLIAC Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

NYLIAC VLI Separate Account

Eclipse Funds

MainStay Funds

MainStay VP Funds Trust

McMorgan Funds

NYLIM Institutional Funds

(b) Director and Officers:

The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Names of Directors and Officers	Positions and Offices with Underwriter
Stephen P. Fisher	Chairman & Chief Executive Officer
Robert M. Gardner	Manager
Franke Harte	Manager, Senior Managing Director and Chief Financial Officer
Robert J. Hebron	Executive Vice President, AMN Executive Benefits and Retail Distribution
John W. Akkerman	Senior Managing Director, MacKay Shields Institutional Sales
David Cruz	Senior Managing Director, Individual Annuities
David S. Hescheles	Senior Managing Director, Third Party Distribution
Yie-Hsin Hung	Senior Managing Director, Investments Boutique
Barbara J. McInerney	Senior Managing Director, Compliance
Patrick M. Murphy	Senior Managing Director, Retirement Plan Services
Robert M. Barrack	Managing Director, GoldPoint Partners Institutional Sales
Tod K. Childress	Managing Director, Private Advisors Institutional Sales
Mark A. Gomez	Managing Director and General Counsel
Joseph J. Henehan	Managing Director, Retirement Plan Services
Rebekah M. Mueller	Managing Director, Retirement Plan Services
Mark S. Niziak	Managing Director, Retirement Plan Services
John J. O’Gara	Managing Director, US Life and Agency Product Consulting
Amanda S. Parness	Managing Director, GoldPoint Partners Institutional Sales
Robin M. Wagner	Managing Director and Chief Compliance Officer
Brian D. Wickwire	Managing Director, NYLIM Service Company, Controller and Chief Operating Officer
Karen A. Bain	Vice President - Tax
George S. Shively	Secretary
Marta Hansen	Director, Financial Operations Principal and Treasurer
Rafaela M. Herrera	Director, Compliance and Sales Material Review
Linda M. Howard	Director, Compliance, Anti-Money Laundering Officer and Office of Foreign Assets Control Officer
Paula Taylor	Director, Retirement Plan Services

ITEM 30. LOCATION	OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life – Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 31. MANAGEMENT	SERVICES – Not applicable.

ITEM 32. UNDERTAKINGS –

Registrant hereby undertakes:

(a) to a file post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-II, hereby represents that the fees and charges deducted under the annuities described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 14th day of April, 2015.

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT – II (Registrant)

By:	/s/ Dylan W. Huang
	Name:	Dylan W. Huang
	Title:	Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(Depositor)

By:	/s/ Dylan W. Huang
	Name:	Dylan W. Huang
	Title:	Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Christopher Ashe*	Director
David G. Bedard*	Director
Christopher O. Blunt*	Director
David Cruz*	Director
John T. Fleurant*	Director and Chief Financial Officer
Robert M. Gardner*	Director (Principal Accounting Officer)
John Y. Kim*	Director
Theodore A. Mathas*	Chairman and President (Principal Executive Officer)
Mark W. Pfaff*	Director
Arthur H. Seter*	Director
Joel M. Steinberg*	Director
Susan A. Thrope*	Director

By:	/s/ Dylan W. Huang
Dylan W. Huang
Attorney-in-Fact
April 14, 2015

*	Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit Number	Description

(9)	Opinion and Consent of Thomas F. English, Esq.

(10)(a)	Consent of PricewaterhouseCoopers LLP

(10)(b)	Powers of Attorney for Christopher Ashe

(10)(c)	Powers of Attorney for David G. Bedard

(10)(d)	Powers of Attorney for Christopher O. Blunt

(10)(e)	Powers of Attorney for David Cruz

(10)(f)	Powers of Attorney for John T. Fleurant

(10)(g)	Powers of Attorney for Robert M. Gardner

(10)(h)	Powers of Attorney for John Y. Kim

(10)(i)	Powers of Attorney for Theodore A. Mathas

(10)(j)	Powers of Attorney for Mark W. Pfaff

(10)(k)	Powers of Attorney for Arthur H. Seter

(10)(l)	Powers of Attorney for Joel M. Steinberg

(10)(m)	Powers of Attorney for Susan A. Thrope